UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-00121
Name of Registrant:	Vanguard Wellington Fund
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482
Registrant’s telephone number, including area code: (610) 669-1000
Date of fiscal year end: November 30
Date of reporting period: December 1, 2017—May 31, 2018
Item 1: Reports to Shareholders

Semiannual Report | May 31, 2018

Vanguard Wellington™ Fund

Vanguard’s Principles for Investing Success

We want to give you the best chance of investment success. These principles, grounded in Vanguard’s research and experience, can put you on the right path.

Goals. Create clear, appropriate investment goals.

Balance. Develop a suitable asset allocation using broadly diversified funds.

Cost. Minimize cost.

Discipline. Maintain perspective and long-term discipline.

A single theme unites these principles: Focus on the things you can control.

We believe there is no wiser course for any investor.

Contents
Your Fund’s Performance at a Glance.	1
CEO’s Perspective.	2
Advisor’s Report.	4
Fund Profile.	8
Performance Summary.	10
Financial Statements.	11
About Your Fund’s Expenses.	31
Glossary.	33

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: Nautical images have been part of Vanguard’s rich heritage since its start in 1975. For an incoming ship, a lighthouse offers a beacon and safe path to shore. You can similarly depend on Vanguard to put you first––and light the way––as you strive to meet your financial goals. Our client focus and low costs, stemming from our unique ownership structure, assure that your interests are paramount.

Your Fund’s Performance at a Glance

• For the six months ended May 31, 2018, Vanguard Wellington Fund returned about a quarter of a percentage point, lagging both the return of its benchmark and the average return of its peers.

• The broadly diversified fund has about 65% of its assets invested in stocks and 35% in bonds.

• The fund’s stock portfolio returned 1.00%, lagging the 3.16% return of its benchmark, the Standard & Poor’s 500 Index. Consumer staples, materials, energy, industrial, and real estate stocks contributed positively to the portfolio’s performance relative to its benchmark. Financial, consumer discretionary, information technology, telecommunication services, and health care stocks detracted from relative performance.

• The fixed income portfolio returned –1.18%, finishing above the –1.62% return of its benchmark, the Bloomberg Barclays U.S. Credit A or Better Bond Index. The portfolio benefited on a relative basis from strong corporate bond selection, particularly within industrials, but was held back somewhat by its positioning in other credits.

Total Returns: Six Months Ended May 31, 2018
Total
Returns
Vanguard Wellington Fund
Investor Shares	0.22%
Admiral™ Shares	0.26
Wellington Composite Index	1.53
Mixed-Asset Target Allocation Growth Funds Average	1.33

For a benchmark description, see the Glossary.
Mixed-Asset Target Allocation Growth Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.
Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements.

Expense Ratios
Your Fund Compared With Its Peer Group
	Investor	Admiral	Peer Group
	Shares	Shares	Average
Wellington Fund	0.25%	0.17%	0.84%

The fund expense ratios shown are from the prospectus dated March 27, 2018, and represent estimated costs for the current fiscal year.
For the six months ended May 31, 2018, the fund’s annualized expense ratios were 0.25% for Investor Shares and 0.17% for Admiral
Shares. Peer-group expense ratios are derived from data provided by Lipper, a Thomson Reuters Company, and capture information through year-end 2017.

Peer group: Mixed-Asset Target Allocation Growth Funds.

1

CEO’s Perspective

Tim Buckley
President and Chief Executive Officer

Dear Shareholder,

I feel extremely fortunate to have the chance to lead a company filled with people who come to work every day passionate about Vanguard’s core purpose: to take a stand for all investors, to treat them fairly, and to give them the best chance for investment success.

When I joined Vanguard in 1991, I found a mission-driven team focused on improving lives—helping people retire more comfortably, put their children through college, and achieve financial security. I also found a company with purpose in an industry ripe for improvement.

It was clear, even early in my career, that the cards were stacked against most investors. Hidden fees, performance-chasing, and poor advice were relentlessly eroding investors’ dreams.

We knew Vanguard could be different and, as a result, could make a real difference. We have lowered the costs of investing for our shareholders significantly. And we’re proud of the performance of our funds.

Vanguard is built for Vanguard investors—we focus solely on you, our fund shareholders. Everything we do is designed to give our clients the best chance for investment success. In my role as CEO, I’ll keep this priority

2

front and center. We’re proud of what we’ve achieved, but we’re even more excited about what’s to come.

Steady, time-tested guidance

Our guidance for investors, as always, is to stay the course, tune out the hyperbolic headlines, and focus on your goals and what you can control, such as costs and how much you save. This time-tested advice has served our clients well over the decades.

Regardless of how the markets perform in the short term, I’m incredibly optimistic about the future for our investors. We have a dedicated team serving you, and we will never stop striving to make

Vanguard the best place for you to invest through our high-quality funds and services, advice and guidance to help you meet your financial goals, and an experience that makes you feel good about entrusting us with your hard-earned savings.

Thank you for your continued loyalty.

Sincerely,

Mortimer J. Buckley
President and Chief Executive Officer
June 12, 2018

Market Barometer
	Total Returns
	Periods Ended May 31, 2018
	Six	One	Five Years
	Months	Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	3.33%	14.60%	12.91%
Russell 2000 Index (Small-caps)	6.47	20.76	12.18
Russell 3000 Index (Broad U.S. market)	3.57	15.06	12.85
FTSE All-World ex US Index (International)	0.36	9.62	5.84

Bonds
Bloomberg Barclays U.S. Aggregate Bond Index
(Broad taxable market)	-1.04%	-0.37%	1.98%
Bloomberg Barclays Municipal Bond Index
(Broad tax-exempt market)	0.71	1.11	2.92
Citigroup Three-Month U.S. Treasury Bill Index	0.73	1.24	0.35

CPI
Consumer Price Index	1.99%	2.80%	1.55%

3

Advisor’s Report

Vanguard Wellington Fund’s Investor Shares returned 0.22% for the six months ended May 31, 2018. The fund trailed the 1.33% average return of its peers. It also trailed the 1.53% return of its benchmark, the Wellington Composite Index, which is weighted 65% large-capitalization stocks (as measured by the Standard & Poor’s 500 Index) and 35% high-quality corporate bonds (as measured by the Bloomberg Barclays U.S. Credit A or Better Bond Index). The equity portfolio underperformed its benchmark, while the fixed income portfolio outperformed its benchmark.

Investment environment

Stock markets in the United States outperformed those abroad: The S&P 500 Index returned 3.16%, while the MSCI World Index returned 2.16% and the MSCI EAFE Index returned 0.03%.

The U.S. economy continues to present a promising picture that includes multiyear lows in unemployment and healthy housing market trends. But patches of market volatility arose during the period that were likely triggered by investors’ concern about lofty equity valuations and the potential upside risks to inflation, bond yields, and Federal Reserve policy. In the United States, large-capitalization growth stocks outperformed large-cap value stocks, as measured by the Russell 1000 Growth and Russell 1000 Value Indexes. The Fed, still following its policy of monetary tightening, raised interest rates again in March. (It did so again in June, after the close of the period under review.)

The broad fixed income markets fell during the period. The Bloomberg Barclays U.S. Aggregate Bond Index returned –1.04% for the six months. The higher-quality credit market performed worse: The Bloomberg Barclays U.S. Credit A or Better Bond Index returned –1.62%. The yield on the 10-year U.S. Treasury note rose, beginning the period at 2.41% and ending at 2.83%.

Our successes

In the stock portfolio, security selection in the consumer staples and materials sectors aided relative results. Within consumer staples, our avoidance of poorly performing benchmark constituents Procter & Gamble and Altria Group helped. In materials, our position in BHP Billiton and the elimination of our position in DowDuPont also boosted performance. In terms of sector allocation, our overweighting of energy and underweighting of real estate contributed to relative results.

Among individual stocks, our holdings in Intel, ConocoPhillips, and AstraZeneca were among the top relative contributors for the period.

Chipmaker Intel gained during the period after it seemed to resolve a security defect in its products that had come to light late in 2017. The design flaw, though broad in scope, appears to have been patched with no material impact on revenues. We remain enthusiastic about the growth prospects for Intel relative to its price and we continue to hold the stock.

4

In the fixed income portfolio, our overweighting of taxable municipals and security selection within investment-grade corporates, particularly among industrial issuers, contributed to relative performance. Security selection in the communications and consumer cyclical subsectors notably contributed. Our short duration/yield curve positioning was also a positive driver of performance. An out-of-benchmark allocation to Japanese treasury bills also aided relative performance.

Our shortfalls

In the stock portfolio, our selection was weakest in financials and consumer discretionary. Our underweighting of information technology—especially benchmark constituent Apple—detracted from relative results. Apple’s stock price benefited from strong results during the period. Although we owned Apple because of its attractive valuation, our concerns about projected sales for the iPhone X and increasing competition over the long term led us to remain underweighted in the stock. We have trimmed our position now that valuation is less attractive.

In financials, insurance was particularly weak as investors feared an increase in competition from Amazon.com’s potential entry into the industry. Also toward the end of the period, yields suffered globally from the political instability surrounding Italian elections and the formation of a new government coalition between the anti-establishment Five Star Movement and the far-right League. Despite short-term negative sentiment, we remain positive on financials as the sector remains one of the most attractive on a relative price/earnings basis.

In consumer discretionary, our lack of holdings in benchmark constituents Amazon and Netflix, as well as our position in Comcast, hurt performance most. Amazon outperformed based on strong results and what we view as potentially excessive optimism about the trajectory and predictability of future profitability. Netflix continues to benefit from global subscription growth, but we believe the valuation reflects lofty expectations about the company’s ability to maintain its growth rate. Both Amazon and Netflix are high in price/earnings and are non-yielders; we feel that they do not currently match our investment philosophy and objectives.

Cable provider Comcast lagged because of concerns about its proposed acquisition of Sky, the Europe-based satellite media provider. Other factors in Comcast’s underperformance were the competitive environment and potential degradation of profitability with the disruption of linear TV viewing and the attractiveness of bundled services. Despite concerns, we continue to hold the stock as we feel that Comcast offers strong fundamentals and attractive upside potential.

On the fixed income side, our underweighting of noncorporate credit, specifically supranationals, detracted from relative performance. Among the subsectors within investment-grade

5

corporates, our overweighting of communications and underweighting of technology also hurt relative performance.

The fund’s positioning

The greatest overweightings in our equity portfolio at the end of the period were in the financial, energy, and telecommunication services sectors. We continue to believe that many stocks in the financial and energy sectors offer among the most compelling combinations of fundamental strength and attractive valuation. We believe that financial stocks remain broadly undervalued, given modest price/book ratios. The low equity returns of recent years have pushed down valuations in this sector, but banks continue to work aggressively to improve returns.

Although oil prices have moved higher, we have not seen a commensurate recovery in share prices for energy equities. We attribute this lag to skepticism about supply discipline. Our energy positions are concentrated among companies we believe have exercised production discipline in the past and exhibit a combination of responsible balance sheet management and moderate valuations that we believe provide downside protection.

Our greatest underweightings were in the information technology, consumer discretionary, and consumer staples sectors—areas of the market in which we are challenged to find ideas that fit our investment style and valuation discipline. Where possible, we invest in companies that are capitalizing on disruptive technologies or have declined excessively because of the perception of competitive challenges that the companies are able to overcome.

The market volatility we experienced over the period created several buying opportunities, which caused us to initiate more new positions and to exit more positions than we typically would. Over the six months, we added new positions in Simon Property Group, Halliburton, Sysco, TJX, AT&T, Home Depot, and Walmart. We eliminated positions in Johnson & Johnson, ExxonMobil, Goldman Sachs, Wells Fargo, and Walgreens Boots.

Looking ahead, we expect to see solid growth; wages are beginning to improve, interest rates are rising, and the consumer appears healthy.

We continue to rely on our process and philosophy as we construct the portfolio and adjust our positioning. We remain focused on the significance of dividends, positive capital stewardship, and franchise value. We believe we have a solid portfolio of undervalued market leaders, companies in industries with improving supply/demand trends, and strong companies that are temporarily out of favor.

On the fixed income side, we are a bit surprised by the stability of longer-term interest rates in the face of higher short-term rates, the Fed’s well-advertised plans to reduce its holdings of Treasuries and mortgage securities, and the prospects of

6

a debt-financed fiscal package intended to further stimulate growth. Offsetting these pressures, inflation remains persistently lower than most forecasts. We remain biased toward higher short-term interest rates, given the strengthening labor markets and early signs of rising wage pressures. We choose to limit our interest rate risk relative to the benchmark and to focus our higher-rate bias at the short end of the yield curve, where the Fed has the greatest influence on yields.

Credit remains the main investment focus of the portfolio and, while we are somewhat uneasy about investment-grade credit risk, we continue to find opportunities amid recent volatility and underperformance. U.S. investment-grade corporates have underperformed this year because of increased volatility, weaker overseas demand, and continued headline risk.

We have maintained our preference for adding risk in the financial and utilities sectors, which we view as attractively valued and likely to outperform when the cycle turns. Within the financial sector, we have traditionally favored the large-cap U.S. banks, given strong capitalization and exposure to tailwinds from robust housing markets and a stable consumer.

Despite the prolonged economic cycle and persistently good earnings from the corporate sector, we view the credit cycle as mature, with most of the narrowing of spreads (corporate compared with Treasury) behind us.

We continue to be disciplined in our application of our investment process, which allows us to create a balanced portfolio that we believe should perform well in a variety of environments. We remain focused on long-term, low-turnover investing—features that we believe have served the fund’s shareholders well over time.

Edward P. Bousa, CFA, Senior Managing
Director and Equity Portfolio Manager

John C. Keogh, Senior Managing Director
and Fixed Income Portfolio Manager

Loren L. Moran, CFA, Managing Director
and Fixed Income Portfolio Manager

Michael E. Stack, CFA, Senior Managing
Director and Fixed Income Portfolio
Manager

Wellington Management Company llp

June 15, 2018

7

Wellington Fund

Fund Profile
As of May 31, 2018

Share-Class Characteristics
	Investor	Admiral
	Shares	Shares
Ticker Symbol	VWELX	VWENX
Expense Ratio[1]	0.25%	0.17%
30-Day SEC Yield	2.69%	2.77%

Equity and Portfolio Characteristics
			DJ
			U.S. Total
		S&P 500	Market
	Fund	Index	FA Index
Number of Stocks	101	505	3,742
Median Market
Cap	$93.9B	$101.8B	$65.1B
Price/Earnings
Ratio	16.2x	21.0x	20.8x
Price/Book Ratio	2.3x	3.2x	2.1x
Return on Equity	14.2%	16.1%	15.0%
Earnings Growth
Rate	6.4%	7.5%	7.9%
Dividend Yield	2.6%	1.9%	1.8%
Foreign Holdings	12.6%	0.0%	0.0%
Turnover Rate
(Annualized)	38%	—	—
Short-Term
Reserves	3.0%	—	—

Fixed Income Characteristics

		Bloomberg	Bloomberg
		Barclays	Barclays
		Credit A or	Aggregate
		Better	Bond
	Fund	Index	Index

Number of Bonds	945	3,281	9,917

Yield to Maturity
(before expenses)	3.5%	3.5%	3.2%

Average Coupon	3.5%	3.4%	3.1%

Average Duration	6.5 years	6.8 years	6.0 years

Average Effective
Maturity	9.3 years	9.8 years	8.4 years

Total Fund Volatility Measures
		DJ
	Wellington	U.S. Total
	Composite	Market
	Index	FA Index
R-Squared	0.95	0.93
Beta	1.00	0.66
These measures show the degree and timing of the fund’s
fluctuations compared with the indexes over 36 months.

Ten Largest Stocks (% of equity portfolio)
Microsoft Corp.	Systems Software	4.1%
JPMorgan Chase & Co.	Diversified Banks	3.4
Bank of America Corp.	Diversified Banks	3.3
Verizon Communications Telecommunication
Inc.	Services	3.0
Alphabet Inc.	Internet Software &
	Services	2.8
Chevron Corp.	Integrated Oil & Gas	2.7
Intel Corp.	Semiconductors	2.7
Comcast Corp.	Cable & Satellite	2.0
Chubb Ltd.	Property & Casualty
	Insurance	2.0
Prudential Financial Inc.	Life & Health
	Insurance	1.9
Top Ten		27.9%
Top Ten as % of Total Net Assets		18.1%
The holdings listed exclude any temporary cash investments and equity index products.

Fund Asset Allocation

1 The expense ratios shown are from the prospectus dated March 27, 2018, and represent estimated costs for the current fiscal year. For the six months ended May 31, 2018, the annualized expense ratios were 0.25% for Investor Shares and 0.17% for Admiral Shares.

8

Wellington Fund

Sector Diversification (% of equity exposure)
			DJ
			U.S. Total
		S&P 500	Market
	Fund	Index	FA Index
Consumer
Discretionary	6.3%	12.9%	13.1%
Consumer Staples	5.9	6.7	6.0
Energy	9.3	6.3	6.0
Financials	23.2	14.2	14.6
Health Care	14.2	13.9	13.5
Industrials	10.7	9.9	10.6
Information
Technology	17.3	26.0	24.8
Materials	3.4	2.8	3.3
Real Estate	2.0	2.7	3.7
Telecommunication
Services	3.4	1.8	1.6
Utilities	4.3	2.8	2.8

Sector categories are based on the Global Industry Classification
Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.

Sector Diversification (% of fixed income
portfolio)
Asset-Backed	5.3%
Commercial Mortgage-Backed	0.4
Finance	25.5
Foreign	5.8
Government Mortgage-Backed	2.0
Industrial	30.9
Treasury/Agency	17.3
Utilities	7.3
Other	5.5

The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S.
government.

Distribution by Credit Quality (% of fixed
income portfolio)
U.S. Government	19.9%
Aaa	6.0
Aa	13.2
A	44.0
Baa	16.8
Ba	0.1

Credit-quality ratings are obtained from Barclays and are from
Moody's, Fitch, and S&P. When ratings from all three agencies are used, the median rating is shown. When ratings from two of the agencies are used, the lower rating for each issue is shown. "Not
Rated" is used to classify securities for which a rating is not available. Not rated securities include a fund's investment in
Vanguard Market Liquidity Fund or Vanguard Municipal Cash
Management Fund, each of which invests in high-quality money market instruments and may serve as a cash management vehicle for the Vanguard funds, trusts, and accounts. For more information about these ratings, see the Glossary entry for Credit Quality.

Equity Investment Focus

Fixed Income Investment Focus

9

Wellington Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): November 30, 2007, Through May 31, 2018

For a benchmark description, see the Glossary.
Note: For 2018, performance data reflect the six months ended May 31, 2018.

Average Annual Total Returns: Periods Ended March 31, 2018
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

				Ten Years
	Inception Date	One Year	Five Years	Income	Capital	Total
Investor Shares	7/1/1929	8.82%	8.94%	3.01%	4.72%	7.73%
Admiral Shares	5/14/2001	8.90	9.03	3.10	4.72	7.82

See Financial Highlights for dividend and capital gains information.

10

Wellington Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary
As of May 31, 2018

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Common Stocks
Consumer Discretionary
Comcast Corp. Class A	43,726,638	1,363,396	1.3%
Consumer Discretionary—Other †		2,912,795	2.8%
		4,276,191	4.1%
Consumer Staples
PepsiCo Inc.	8,367,417	838,834	0.8%
Unilever NV	13,628,051	760,025	0.7%
Consumer Staples—Other †		2,382,329	2.3%
		3,981,188	3.8%
Energy
Chevron Corp.	14,882,886	1,849,943	1.8%
TOTAL SA	18,407,775	1,119,087	1.1%
ConocoPhillips	13,132,802	885,020	0.9%
Suncor Energy Inc.	19,600,424	780,631	0.8%
BP plc	73,432,456	561,632	0.5%
Energy—Other †		1,085,301	1.0%
		6,281,614	6.1%
Financials
JPMorgan Chase & Co.	21,337,032	2,283,276	2.2%
Bank of America Corp.	75,654,951	2,197,020	2.1%
Chubb Ltd.	10,329,478	1,349,960	1.3%
Prudential Financial Inc.	13,231,263	1,281,316	1.2%
PNC Financial Services Group Inc.	8,525,423	1,222,631	1.2%
Northern Trust Corp.	7,535,860	772,576	0.7%
Intercontinental Exchange Inc.	10,107,857	716,546	0.7%
American International Group Inc.	12,927,605	682,448	0.7%
BlackRock Inc.	1,245,095	665,167	0.6%
Citigroup Inc.	9,605,252	640,574	0.6%

11

Wellington Fund

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Mitsubishi UFJ Financial Group Inc.	4,103,100	567,274	0.6%
Financials—Other †		3,279,995	3.2%
		15,658,783	15.1%
Health Care
Bristol-Myers Squibb Co.	24,029,236	1,264,418	1.2%
^ AstraZeneca plc ADR	34,070,454	1,261,629	1.2%
Medtronic plc	11,797,542	1,018,364	1.0%
Pfizer Inc.	25,881,943	929,938	0.9%
Merck & Co. Inc.	15,460,795	920,381	0.9%
UnitedHealth Group Inc.	3,800,444	917,845	0.9%
CVS Health Corp.	10,493,933	665,210	0.6%
Eli Lilly & Co.	7,668,951	652,168	0.6%
Novartis AG	8,424,043	626,267	0.6%
Health Care—Other †		1,312,357	1.3%
		9,568,577	9.2%
Industrials
United Parcel Service Inc. Class B	9,517,164	1,105,133	1.1%
Union Pacific Corp.	4,814,825	687,364	0.7%
Schneider Electric SE	7,191,204	621,647	0.6%
Caterpillar Inc.	3,990,176	606,148	0.6%
Industrials—Other †		4,172,157	4.0%
		7,192,449	7.0%
Information Technology
Microsoft Corp.	27,863,831	2,754,061	2.7%
* Alphabet Inc. Class A	1,691,379	1,860,517	1.8%
Intel Corp.	32,811,103	1,811,173	1.7%
Cisco Systems Inc.	21,652,645	924,785	0.9%
Apple Inc.	4,862,457	908,647	0.9%
Texas Instruments Inc.	5,164,261	577,932	0.6%
HP Inc.	26,164,428	576,402	0.6%
* eBay Inc.	15,224,646	574,274	0.5%
Information Technology—Other †		1,675,321	1.6%
		11,663,112	11.3%
Materials
BHP Billiton plc	28,585,282	657,263	0.6%
International Paper Co.	11,362,866	607,913	0.6%
Materials—Other †		1,013,476	1.0%
		2,278,652	2.2%
Real Estate
American Tower Corp.	5,324,704	736,779	0.7%
Simon Property Group Inc.	3,881,024	621,818	0.6%
		1,358,597	1.3%
Telecommunication Services
Verizon Communications Inc.	42,550,768	2,028,395	2.0%
Telecommunication Services—Other †		298,834	0.3%
		2,327,229	2.3%
Utilities
NextEra Energy Inc.	7,037,666	1,166,915	1.1%
Dominion Energy Inc.	12,426,114	797,632	0.8%
Exelon Corp.	15,800,310	653,975	0.6%
Utilities—Other †		266,135	0.3%
		2,884,657	2.8%
Total Common Stocks (Cost $44,871,487)		67,471,049	65.2%
12

Wellington Fund

				Face	Market	Percentage
			Maturity	Amount	Value •	of Net
		Coupon	Date	($000)	($000)	Assets
U. S. Government and Agency Obligations
U. S. Government Securities
	United States Treasury
	Note/Bond	2.250%	2/29/20	1,496,000	1,492,021	1.4%
1	United States Treasury
	Note/Bond	1.250%–3.375%	9/30/19–5/15/48	4,232,382	4,112,417	4.0%
	U.S. Government Securities—Other †				155,477	0.2%
					5,759,915	5.6%

Conventional Mortgage-Backed Securities †					678,044	0.6%

Nonconventional Mortgage-Backed Securities †					144,972	0.1%
Total U.S. Government and Agency Obligations (Cost $6,614,088)					6,582,931	6.3%
[2]Asset-Backed/Commercial Mortgage-Backed Securities (Cost $1,890,784) †					1,884,003	1.8%
Corporate Bonds
Finance
	Banking
3	Bank of America Corp.	2.816%–5.875%	1/11/23–1/21/44	272,619	271,714	0.3%
	Citibank NA	3.050%	5/1/20	67,400	67,418	0.1%
3	Citigroup Inc.	2.400%–8.125%	9/26/18–5/18/46	398,473	400,721	0.4%
3	JPMorgan Chase & Co.	3.250%– 6.300%	4/23/19–11/15/48	598,621	610,087	0.6%
	National City Corp.	6.875%	5/15/19	13,950	14,475	0.0%
	PNC Bank NA	3.100%–4.200%	10/30/24–1/22/28	137,285	132,426	0.1%
	PNC Financial Services
	Group Inc.	3.900%	4/29/24	41,565	41,612	0.0%
2	Banking—Other †				5,424,946	5.2%
	Brokerage †				30,987	0.0%
	Finance Companies †				161,009	0.2%
	Insurance
	ACE Capital Trust II	9.700%	4/1/30	20,000	28,600	0.0%
	Chubb Corp.	6.000%	5/11/37	50,000	61,820	0.1%
	Chubb INA Holdings Inc. 2.300%–4.350%		11/3/20–11/3/45	58,510	59,002	0.1%
2	Five Corners
	Funding Trust	4.419%	11/15/23	5,935	6,120	0.0%
	Prudential Financial Inc.	2.300%–4.500%	8/15/18–11/15/20	48,910	49,776	0.0%
	UnitedHealth Group Inc.	2.875%–4.750%	10/15/20–1/15/47	194,731	198,284	0.2%
2	Insurance—Other †				816,962	0.8%
2	Other Finance †				24,632	0.0%
2	Real Estate Investment Trusts †				96,920	0.1%
					8,497,511	8.2%
Industrial
	Basic Industry †				26,498	0.0%
2	Capital Goods †				728,835	0.7%
	Communication
	Comcast Corp.	2.350%– 6.500%	2/1/24–11/1/52	405,126	390,233	0.4%
2	NBCUniversal Enterprise
	Inc.	1.974%	4/15/19	100,115	99,406	0.1%
	NBCUniversal Media LLC 2.875%–4.450%		4/1/21–1/15/43	44,030	44,043	0.0%
	Verizon Communications
	Inc.	3.500%–5.012%	11/1/21–4/15/49	161,209	156,914	0.2%
2	Communication—Other †				717,438	0.7%
2	Consumer Cyclical †				1,086,468	1.1%

13

Wellington Fund

				Face	Market	Percentage
			Maturity	Amount	Value •	of Net
		Coupon	Date	($000)	($000)	Assets
	Consumer Noncyclical
	AstraZeneca plc	1.950%– 6.450%	9/18/19–9/15/37	79,930	85,284	0.1%
	Medtronic Inc.	2.500%–4.375%	3/15/20–3/15/35	202,744	202,723	0.2%
	Merck & Co. Inc.	2.350%–4.150%	2/10/22–5/18/43	154,715	151,701	0.1%
	Zeneca Wilmington Inc.	7.000%	11/15/23	29,000	33,994	0.0%
2	Consumer Noncyclical—Other †				3,052,409	3.0%
	Energy
	Chevron Corp.	3.191%	6/24/23	49,470	49,107	0.1%
	Total Capital International
	SA	2.700%–3.750%	1/25/23–4/10/24	78,010	77,631	0.1%
	Total Capital SA	2.125%	8/10/18	42,000	41,983	0.0%
2	Energy—Other †				1,153,001	1.1%
2	Other Industrial †				26,933	0.0%
	Technology
	Apple Inc.	2.450%–4.450%	5/6/21–8/4/46	463,497	450,546	0.4%
	Intel Corp.	2.875%–4.100%	5/11/24–5/19/46	81,000	80,830	0.1%
	Microsoft Corp.	2.375%–4.450%	2/12/22–2/6/47	498,005	496,068	0.5%
2	Technology—Other †				668,121	0.6%
	Transportation
	United Parcel Service Inc.	2.450%–4.875%	10/1/22–11/15/40	22,875	22,846	0.0%
2	Transportation—Other †				363,033	0.4%
					10,206,045	9.9%
Utilities
	Electric
	Florida Power & Light Co.	3.700%–5.950%	2/1/35–12/1/47	125,585	148,309	0.2%
	NextEra Energy
	Capital Holdings Inc.	3.550%	5/1/27	32,275	30,930	0.0%
2	Electric—Other †				1,996,519	1.9%
2	Natural Gas †				223,509	0.2%
2	Other Utility †				23,906	0.0%
					2,423,173	2.3%
Total Corporate Bonds (Cost $21,005,031)					21,126,729	20.4%
[2]Sovereign Bonds (Cost $ 1,949,501) †					1,930,922	1.9%
Taxable Municipal Bonds (Cost $ 1,601,109) †					1,828,746	1.8%

				Shares
Temporary Cash Investments
Money Market Fund
[4,5]	Vanguard Market Liquidity Fund 1.961%			3,685	368,537	0.3%

14

Wellington Fund

			Face	Market	Percentage
		Maturity	Amount	Value •	of Net
	Coupon	Date	($000)	($000)	Assets
Repurchase Agreements
Bank of America Securities,
LLC (Dated 5/31/18, Repurchase
Value $18,301,000, collateralized
by Federal Home Loan Mortgage
Corp. 2.349%– 6.000%,
11/1/22–12/1/47, Federal Farm
Credit Bank 3.140%, 4/18/36
with a value of $18,667,000)	1.790%	6/1/18	18,300	18,300	0.0%
Citigroup Global Markets Inc.
(Dated 5/31/18, Repurchase
Value $292,214,000, collateralized
by U. S. Treasury Note/Bond
2.000%–3.750%, 5/31/24–8/15/41,
with a value of $298,044,000)	1.770%	6/1/18	292,200	292,200	0.3%
Deutsche Bank Securities, Inc.
(Dated 5/31/18, Repurchase Value
$18,101,000, collateralized by
U.S. Treasury Note/Bond
2.000%–3.750%,
11/15/26–11/15/43, with a
value of $18,462,000)	1.790%	6/1/18	18,100	18,100	0.0%
HSBC Bank USA (Dated 5/31/18,
Repurchase Value $112,106,000,
collateralized by U. S Treasury
Note/Bond 1.250%,
3/31/19–3/31/21,
with a value of $114,344,000)	1.780%	6/1/18	112,100	112,100	0.1%
HSBC Bank USA (Dated 5/31/18,
Repurchase Value $59,903,000,
collateralized by Federal National
Mortgage Assn. 3.500%, 1/1/47,
with a value of $61,103,000)	1.790%	6/1/18	59,900	59,900	0.1%
RBC Capital Markets LLC
(Dated 5/31/18, Repurchase
Value $223,111,000, collateralized
by Federal National
Mortgage Assn. 2.183%–6.000%,
4/1/19–5/1/48, Federal Home Loan
Mortgage Corp. 3.000%–4.000%,
4/1/38–5/1/48, with a value of
$227,562,000)	1.780%	6/1/18	223,100	223,100	0.2%
TD Securities (USA) LLC
(Dated 5/31/18, Repurchase
Value $243,912,000, collateralized
by Federal National
Mortgage Assn. 3.500%–4.000%,
5/1/47–9/1/47, Federal Home
Loan Mortgage Corp. 4.000%,
11/1/47, with a value of
$248,778,000)	1.780%	6/1/18	243,900	243,900	0.2%

15

Wellington Fund

			Face	Market	Percentage
		Maturity	Amount	Value •	of Net
	Coupon	Date	($000)	($000)	Assets
Wells Fargo & Co. (Dated 5/31/18,
Repurchase Value $475,024,000,
collateralized by Federal National
Mortgage Assn. 2.000%– 6.500%,
11/1/19– 6/1/48, Federal Home
Loan Mortgage Corp.
3.000%–5.000%, 7/1/23–5/1/48,
with a value of $484,500,000)	1.790%	6/1/18	475,000	475,000	0.5%
				1,442,600	1.4%

Commercial Paper
6 Chevron Corp.	1.793%		100,000	99,881	0.1%
6 Commercial Paper—Other †				1,550,883	1.5%
				1,650,764	1.6%
Total Temporary Cash Investments (Cost $3,461,664)				3,461,901	3.3%
Total Investments (Cost $81,393,664)				104,286,281	100.7%

	Amount
	($000)
Other Assets and Liabilities
Other Assets
Investment in Vanguard	5,580
Receivables for Investment Securities Sold	373,585
Receivables for Accrued Income	494,923
Receivables for Capital Shares Issued	20,712
Variation Margin Receivable—Futures Contracts	85
Unrealized Appreciation—Forward Currency Contracts	1,717
Other Assets[7]	34,058
Total Other Assets	930,660	0.9%
Liabilities
Payables for Investment Securities Purchased	(1,136,067)
Payables to Investment Advisor	(17,951)
Collateral for Securities on Loan	(368,467)
Payables for Capital Shares Redeemed	(31,266)
Payables to Vanguard	(108,423)
Variation Margin Payable—Futures Contracts	(1,907)
Unrealized Depreciation—Forward Currency Contracts	(302)
Total Liabilities	(1,664,383)	(1.6%)
Net Assets	103,552,558	100.0%

16

Wellington Fund

At May 31, 2018, net assets consisted of:
Amount
($000)
Paid-in Capital	76,403,733
Undistributed Net Investment Income	596,973
Accumulated Net Realized Gains	3,669,646
Unrealized Appreciation (Depreciation)
Investment Securities	22,892,617
Futures Contracts	(10,893)
Forward Currency Contracts	1,415
Foreign Currencies	(933)
Net Assets	103,552,558

Investor Shares—Net Assets
Applicable to 423,158,645 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	17,504,836
Net Asset Value Per Share—Investor Shares	$41.37

Admiral Shares—Net Assets
Applicable to 1,204,386,690 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	86,047,722
Net Asset Value Per Share—Admiral Shares	$71.45

• See Note A in Notes to Financial Statements.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $341,135,000.
* Non-income-producing security.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1 Securities with a value of $443,000 have been segregated as collateral for open forward currency contracts.
2 Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2018, the aggregate value of these securities was $5,440,935,000, representing 5.3% of net assets.
3 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4 Includes $368,467,000 of collateral received for securities on loan.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6 Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other “accredited investors.” At May 31, 2018, the value of these securities was $1,475,953,000, representing 1.4% of net assets.
7 Cash of $6,821,000 has been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.

17

Wellington Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	September 2018	925	105,349	475

Short Futures Contracts
2-Year U.S. Treasury Note	September 2018	(2,247)	(476,891)	(1,196)
Ultra Long U.S. Treasury Bond	September 2018	(2,109)	(336,386)	(8,441)
10-Year U.S. Treasury Note	September 2018	(1,373)	(165,361)	(1,731)
				(11,368)
				(10,893)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Forward Currency Contracts
						Unrealized
	Contract					Appreciation
	Settlement	Contract Amount (000)				(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
Barclays Bank plc	7/30/18	USD	83,747	JPY	9,104,000	(302)
J.P. Morgan Securities LLC	7/17/18	USD	84,349	JPY	9,000,000	1,335
UBS AG	7/23/18	USD	83,430	JPY	9,000,000	382
						1,415
JPY—Japanese yen.
USD—U.S. dollar.

Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

At May 31, 2018, the counterparties had deposited in segregated accounts securities with a value of $3,200,000 in connection with open forward currency contracts.

See accompanying Notes, which are an integral part of the Financial Statements.

18

Wellington Fund

Statement of Operations

Six Months Ended
May 31, 2018
($000)
Investment Income
Income
Dividends[1]	956,571
Interest [2]	565,726
Securities Lending—Net	3,393
Total Income	1,525,690
Expenses
Investment Advisory Fees—Note B
Basic Fee	40,442
Performance Adjustment	(3,208)
The Vanguard Group—Note C
Management and Administrative—Investor Shares	14,676
Management and Administrative—Admiral Shares	40,873
Marketing and Distribution—Investor Shares	1,319
Marketing and Distribution—Admiral Shares	2,001
Custodian Fees	286
Shareholders’ Reports and Proxy—Investor Shares	141
Shareholders’ Reports and Proxy—Admiral Shares	181
Trustees’ Fees and Expenses	76
Total Expenses	96,787
Net Investment Income	1,428,903
Realized Net Gain (Loss)
Investment Securities Sold [2]	3,733,585
Futures Contracts	50,978
Forward Currency Contracts	(24,551)
Foreign Currencies	3,848
Realized Net Gain (Loss)	3,763,860
Change in Unrealized Appreciation (Depreciation)
Investment Securities [2]	(4,895,540)
Futures Contracts	(16,918)
Forward Currency Contracts	(1,748)
Foreign Currencies	(2,067)
Change in Unrealized Appreciation (Depreciation)	(4,916,273)
Net Increase (Decrease) in Net Assets Resulting from Operations	276,490

1 Dividends are net of foreign withholding taxes of $26,434,000.
2 Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $0, ($48,000), and $39,000, respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

19

Wellington Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	May 31,	November 30,
	2018	2017
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,428,903	2,558,234
Realized Net Gain (Loss)	3,763,860	4,352,244
Change in Unrealized Appreciation (Depreciation)	(4,916,273)	7,702,314
Net Increase (Decrease) in Net Assets Resulting from Operations	276,490	14,612,792
Distributions
Net Investment Income
Investor Shares	(216,456)	(485,955)
Admiral Shares	(1,067,902)	(2,072,768)
Realized Capital Gain[1]
Investor Shares	(714,085)	(354,943)
Admiral Shares	(3,377,383)	(1,391,895)
Total Distributions	(5,375,826)	(4,305,561)
Capital Share Transactions
Investor Shares	(32,333)	(2,487,650)
Admiral Shares	3,126,363	4,774,832
Net Increase (Decrease) from Capital Share Transactions	3,094,030	2,287,182
Total Increase (Decrease)	(2,005,306)	12,594,413
Net Assets
Beginning of Period	105,557,864	92,963,451
End of Period[2]	103,552,558	105,557,864

1 Includes fiscal 2018 and 2017 short-term gain distributions totaling $488,251,000 and $175,705,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.
2 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $596,973,000 and $421,452,000.

See accompanying Notes, which are an integral part of the Financial Statements.

20

Wellington Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	May 31,	Year Ended November 30,
Throughout Each Period	2018	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$43.45	$39.23	$39.00	$41.02	$39.17	$34.29
Investment Operations
Net Investment Income	0.556[1]	1.021[1]	1.017	1.004	1.000	.955
Net Realized and Unrealized Gain (Loss)
on Investments	(.440)	4.965	1.616	(.527)	3.370	5.324
Total from Investment Operations	.116	5.986	2.633	.477	4.370	6.279
Distributions
Dividends from Net Investment Income	(0.508)	(1.030)	(1.014)	(.995)	(.982)	(.958)
Distributions from Realized Capital Gains	(1.688)	(.736)	(1.389)	(1.502)	(1.538)	(.441)
Total Distributions	(2.196)	(1.766)	(2.403)	(2.497)	(2.520)	(1.399)
Net Asset Value, End of Period	$41.37	$43.45	$39.23	$39.00	$41.02	$39.17

Total Return[2]	0.22%	15.72%	7.18%	1.22%	11.72%	18.85%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$17,505	$18,422	$18,967	$19,850	$25,199	$26,978
Ratio of Total Expenses to
Average Net Assets[3]	0.25%	0.25%	0.25%	0.26%	0.26%	0.26%
Ratio of Net Investment Income to
Average Net Assets	2.66%	2.50%	2.68%	2.55%	2.54%	2.61%
Portfolio Turnover Rate [4]	38%	30%	31%	39%	71%	35%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Calculated based on average shares outstanding.
2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3 Includes performance-based investment advisory fee increases (decreases) of (0.01%), (0.01%), (0.01%), 0.00%, 0.00%, and 0.00%.
4 Includes 2%, 4%, 6%, 10%, 14%, and 5% attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

21

Wellington Fund

Financial Highlights

Admiral Shares
Six Months
	Ended
For a Share Outstanding	May 31,	Year Ended November 30,
Throughout Each Period	2018	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$75.04	$67.75	$67.36	$70.85	$67.65	$59.24
Investment Operations
Net Investment Income	. 991[1]	1.824[1]	1.812	1.790	1.781	1.700
Net Realized and Unrealized Gain (Loss)
on Investments	(.760)	8.572	2.784	(.910)	5.825	9.175
Total from Investment Operations	.231	10.396	4.596	.880	7.606	10.875
Distributions
Dividends from Net Investment Income	(.906)	(1.836)	(1.807)	(1.776)	(1.750)	(1.703)
Distributions from Realized Capital Gains	(2.915)	(1.270)	(2.399)	(2.594)	(2.656)	(.762)
Total Distributions	(3.821)	(3.106)	(4.206)	(4.370)	(4.406)	(2.465)
Net Asset Value, End of Period	$71.45	$75.04	$67.75	$67.36	$70.85	$67.65

Total Return[2]	0.26%	15.81%	7.26%	1.31%	11.82%	18.91%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$86,048	$87,136	$73,996	$68,894	$64,341	$52,311
Ratio of Total Expenses to
Average Net Assets[3]	0.17%	0.17%	0.16%	0.18%	0.18%	0.18%
Ratio of Net Investment Income to
Average Net Assets	2.74%	2.58%	2.77%	2.63%	2.62%	2.69%
Portfolio Turnover Rate [4]	38%	30%	31%	39%	71%	35%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Calculated based on average shares outstanding.
2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3 Includes performance-based investment advisory fee increases (decreases) of (0.01%), (0.01%), (0.01%), 0.00%, 0.00%, and 0.00%.
4 Includes 2%, 4%, 6%, 10%, 14%, and 5% attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

22

Wellington Fund

Notes to Financial Statements

Vanguard Wellington Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. Certain of the fund’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries. The fund offers two classes of shares: Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is

23

Wellington Fund

the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended May 31, 2018, the fund’s average investments in long and short futures contracts represented less than 1% and 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized forward currency contract gains (losses).

During the six months ended May 31, 2018, the fund’s average investment in forward currency contracts represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.

24

Wellington Fund

5. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.

6. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Net Assets.

7. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

25

Wellington Fund

8. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (November 30, 2014–2017), and for the period ended May 31, 2018, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

9. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

10. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

11. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at May 31, 2018, or at any time during the period then ended.

12. Other: Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

26

Wellington Fund

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and the proxy. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. Wellington Management Company LLP provides investment advisory services to the fund for a fee calculated at an annual percentage rate of average net assets. The basic fee is subject to quarterly adjustments based on the fund’s performance relative to the combined index comprising the S&P 500 Index and the Bloomberg Barclays U.S. Credit A or Better Bond Index for the preceding three years. For the six months ended May 31, 2018, the investment advisory fee represented an effective annual basic rate of 0.08% of the fund’s average net assets before a decrease of $3,208,000 (0.01%) based on performance.

C. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, distribution, and cash management services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At May 31, 2018, the fund had contributed to Vanguard capital in the amount of $5,580,000, representing 0.01% of the fund’s net assets and 2.23% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

D. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

27

Wellington Fund

The following table summarizes the market value of the fund’s investments as of May 31, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	58,379,752	9,091,297	—
U.S. Government and Agency Obligations	—	6,582,931	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	1,884,003	—
Corporate Bonds	—	21,126,729	—
Sovereign Bonds	—	1,930,922	—
Taxable Municipal Bonds	—	1,828,746	—
Temporary Cash Investments	368,537	3,093,364	—
Futures Contracts—Assets[1]	85	—	—
Futures Contracts—Liabilities[1]	(1,907)	—	—
Forward Currency Contracts—Assets	—	1,717	—
Forward Currency Contracts—Liabilities	—	(302)	—
Total	58,746,467	45,539,407	—
1 Represents variation margin on the last day of the reporting period.

E. At May 31, 2018, the fair values of derivatives were reflected in the Statement of Net Assets as follows:

	Interest Rate	Currency
	Contracts	Contracts	Total
Statement of Net Assets Caption	($000)	($000)	($000)
Variation Margin Receivable—Futures Contracts	85	—	85
Unrealized Appreciation—Forward Currency Contracts	—	1,717	1,717
Total Assets	85	1,717	1,802

Variation Margin Payable—Futures Contracts	(1,907)	—	(1,907)
Unrealized Depreciation—Forward Currency Contracts	—	(302)	(302)
Total Liabilities	(1,907)	(302)	(2,209)

28

Wellington Fund

Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended May 31, 2018, were:

Interest Rate		Currency
	Contracts	Contracts	Total
Realized Net Gain (Loss) on Derivatives	($000)	($000)	($000)
Futures Contracts	50,978	—	50,978
Forward Currency Contracts	—	(24,551)	(24,551)
Realized Net Gain (Loss) on Derivatives	50,978	(24,551)	26,427

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	(16,918)	—	(16,918)
Forward Currency Contracts	—	(1,748)	(1,748)
Change in Unrealized Appreciation (Depreciation) on Derivatives	(16,918)	(1,748)	(18,666)

F. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

At May 31, 2018, the cost of investment securities for tax purposes was $81,447,742,000. Net unrealized appreciation of investment securities for tax purposes was $22,838,539,000, consisting of unrealized gains of $23,905,854,000 on securities that had risen in value since their purchase and $1,067,315,000 in unrealized losses on securities that had fallen in value since their purchase.

G. During the six months ended May 31, 2018, the fund purchased $12,178,344,000 of investment securities and sold $13,162,704,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $7,466,546,000 and $6,166,124,000, respectively.

29

Wellington Fund

H. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	May 31, 2018		November 30, 2017
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	955,080	22,638	2,111,512	51,862
Issued in Lieu of Cash Distributions	891,265	21,248	806,153	20,179
Redeemed	(1,878,678)	(44,709)	(5,405,315)	(131,597)
Net Increase (Decrease)—Investor Shares	(32,333)	(823)	(2,487,650)	(59,556)
Admiral Shares
Issued	3,742,043	51,553	9,371,661	132,764
Issued in Lieu of Cash Distributions	4,176,426	57,654	3,246,596	47,007
Redeemed	(4,792,106)	(65,953)	(7,843,425)	(110,876)
Net Increase (Decrease)—Admiral Shares	3,126,363	43,254	4,774,832	68,895

I. Management has determined that no events or transactions occurred subsequent to May 31, 2018, that would require recognition or disclosure in these financial statements.

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About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

31

Six Months Ended May 31, 2018
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Wellington Fund	11/30/2017	5/31/2018	Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$1,002.22	$1.25
Admiral Shares	1,000.00	1,002.65	0.85
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,023.68	$1.26
Admiral Shares	1,000.00	1,024.08	0.86

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.25% for Investor Shares and 0.17% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/365).

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Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Effective Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid, taking into consideration the possibility that the issuer may call the bond before its maturity date. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average effective maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Credit Quality. Credit-quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). U.S. Treasury, U.S. Agency, and U.S. Agency mortgage-backed securities appear under “U.S. Government.” Credit-quality ratings are obtained from Barclays and are from Moody’s, Fitch, and S&P. When ratings from all three agencies are used, the median rating is shown. When ratings from two of the agencies are used, the lower rating for each issue is shown. “Not Rated” is used to classify securities for which a rating is not available. Not rated securities include a fund’s investment in Vanguard Market Liquidity Fund or Vanguard Municipal Cash Management Fund, each of which invests in high-quality money market instruments and may serve as a cash management vehicle for the Vanguard funds, trusts, and accounts.

Dividend Yield. The current, annualized rate of dividends paid on a share of stock, divided by its current share price. For a fund, the weighted average yield for stocks it holds. The index yield is based on the current annualized rate of dividends paid on stocks in the index.

33

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Foreign Holdings. The percentage of a fund represented by securities or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

34

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

Benchmark Information

Wellington Composite Index: 65% S&P 500 Index and 35% Lehman U.S. Long Credit AA or Better Bond Index through February 29, 2000; 65% S&P 500 Index and 35% Bloomberg Barclays U.S. Credit A or Better Bond Index thereafter.

35

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification.
Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

BLOOMBERG is a trademark and service mark of Bloomberg Finance L.P. BARCLAYS is a trademark and service mark of Barclays Bank Plc, used under license. Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services
Limited (BISL) (collectively, Bloomberg), or Bloomberg’s licensors, own all proprietary rights in the Bloomberg Barclays
U.S. Credit A or Better Bond Index (Index or Bloomberg Barclays Index).

Neither Barclays Bank Plc, Barclays Capital Inc., or any affiliate (collectively Barclays) or Bloomberg is the issuer or producer of the Wellington Fund and neither Bloomberg nor Barclays has any responsibilities, obligations or duties to investors in the Wellington Fund. The Index is licensed for use by The Vanguard Group, Inc. (Vanguard) as the sponsor of the Wellington Fund. Bloomberg and Barclays’ only relationship with Vanguard in respect of the Index is the licensing of the Index, which is determined, composed and calculated by BISL, or any successor thereto, without regard to the
Issuer or the Wellington Fund or the owners of the Wellington Fund.

Additionally, Vanguard may for itself execute transaction(s) with Barclays in or relating to the Index in connection with the Wellington Fund. Investors acquire the Wellington Fund from Vanguard and investors neither acquire any interest in the Index nor enter into any relationship of any kind whatsoever with Bloomberg or Barclays upon making an investment in the Wellington Fund. The Wellington Fund is not sponsored, endorsed, sold or promoted by Bloomberg or Barclays. Neither
Bloomberg nor Barclays makes any representation or warranty, express or implied regarding the advisability of investing in the Wellington Fund or the advisability of investing in securities generally or the ability of the Index to track corresponding or relative market performance. Neither Bloomberg nor Barclays has passed on the legality or suitability of the Wellington
Fund with respect to any person or entity. Neither Bloomberg nor Barclays is responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Wellington Fund to be issued. Neither Bloomberg nor Barclays has any obligation to take the needs of the Issuer or the owners of the Wellington Fund or any other third party into consideration in determining, composing or calculating the Index. Neither Bloomberg nor Barclays has any obligation or liability in connection with administration, marketing or trading of the Wellington Fund.

36

The licensing agreement between Bloomberg and Barclays is solely for the benefit of Bloomberg and Barclays and not for the benefit of the owners of the Wellington Fund, investors or other third parties. In addition, the licensing agreement between Vanguard and Bloomberg is solely for the benefit of Vanguard and Bloomberg and not for the benefit of the owners of the Wellington Fund, investors or other third parties.

NEITHER BLOOMBERG NOR BARCLAYS SHALL HAVE ANY LIABILITY TO THE ISSUER, INVESTORS OR TO OTHER THIRD
PARTIES FOR THE QUALITY, ACCURACY AND/OR COMPLETENESS OF THE BLOOMBERG BARCLAYS INDEX OR ANY
DATA INCLUDED THEREIN OR FOR INTERRUPTIONS IN THE DELIVERY OF THE BLOOMBERG BARCLAYS INDEX. NEITHER
BLOOMBERG NOR BARCLAYS MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY
THE ISSUER, THE INVESTORS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE BLOOMBERG BARCLAYS
INDEX OR ANY DATA INCLUDED THEREIN. NEITHER BLOOMBERG NOR BARCLAYS MAKES ANY EXPRESS OR IMPLIED
WARRANTIES, AND EACH HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR
A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE BLOOMBERG BARCLAYS INDEX OR ANY DATA INCLUDED
THEREIN. BLOOMBERG RESERVES THE RIGHT TO CHANGE THE METHODS OF CALCULATION OR PUBLICATION, OR
TO CEASE THE CALCULATION OR PUBLICATION OF THE BLOOMBERG BARCLAYS INDEX, AND NEITHER BLOOMBERG
NOR BARCLAYS SHALL BE LIABLE FOR ANY MISCALCULATION OF OR ANY INCORRECT, DELAYED OR INTERRUPTED
PUBLICATION WITH RESPECT TO ANY OF THE BLOOMBERG BARCLAYS INDEX. NEITHER BLOOMBERG NOR
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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 208 Vanguard funds.

Information for each trustee and executive officer of the fund appears below. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustees1

F. William McNabb III

Born in 1957. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: chairman of the board (January 2010–present) of Vanguard and of each of the investment companies served by Vanguard, trustee (2009–present) of each of the investment companies served by Vanguard, and director (2008–present) of Vanguard. Chief executive officer and president (2008–2017) of Vanguard and each of the investment companies served by Vanguard, managing director (1995–2008) of Vanguard, and director (1997–2018) of Vanguard Marketing Corporation. Director (2018–present) of UnitedHealth Group.

Mortimer J. Buckley

Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chief executive officer (January 2018–present) of Vanguard; chief executive officer, president, and trustee (January 2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (February 2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Chairman of the board (2011–2017) of the Children’s Hospital of Philadelphia.

Independent Trustees

Emerson U. Fullwood

Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Lead director of SPX FLOW, Inc. (multi-industry manufacturing). Director of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, and Roberts Wesleyan College. Trustee of the University of Rochester.

Amy Gutmann

Born in 1949. Trustee since June 2006. Principal occupation(s) during the past five years and other experience: president (2004–present) of the University of Pennsylvania. Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and professor of communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania. Trustee of the National Constitution Center.

1 Mr. McNabb and Mr. Buckley are considered “interested persons,” as defined in the Investment Company Act of 1940, because they are officers of the Vanguard funds.

JoAnn Heffernan Heisen

Born in 1950. Trustee since July 1998. Principal occupation(s) during the past five years and other experience: corporate vice president of Johnson & Johnson (pharmaceuticals/medical devices/consumer products) and member of its executive committee (1997–2008). Chief global diversity officer (retired 2008), vice president and chief information officer (1997–2006), controller (1995–1997), treasurer (1991–1995), and assistant treasurer (1989–1991) of Johnson & Johnson. Director of Skytop Lodge Corporation (hotels) and the Robert Wood Johnson Foundation. Member of the advisory board of the Institute for Women’s Leadership at Rutgers University.

F. Joseph Loughrey

Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services), Oxfam America, and the Lumina Foundation for Education. Director of the V Foundation for Cancer Research. Member of the advisory council for the College of Arts and Letters and chair of the advisory board to the Kellogg Institute for International Studies, both at the University of Notre Dame.

Mark Loughridge

Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.

Scott C. Malpass

Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: chief investment officer (1989–present) and vice president (1996–present) of the University of Notre Dame. Assistant professor of finance at the Mendoza College of Business, University of Notre Dame, and member of the Notre Dame 403(b) Investment Committee. Chairman of the board of TIFF Advisory Services, Inc. Member of the board of Catholic Investment Services, Inc. (investment advisors), the board of advisors for Spruceview Capital Partners, and the board of superintendence of the Institute for the Works of Religion.

Deanna Mulligan

Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: president (2010–present) and chief executive officer (2011–present) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of The Guardian Life Insurance Company of America. Member of the board of The Guardian Life Insurance Company of America, the American Council of Life Insurers, the Partnership for New York City (business leadership), and the Committee Encouraging Corporate Philanthropy. Trustee of the Economic Club of New York and the Bruce Museum (arts and science). Member of the Advisory Council for the Stanford Graduate School of Business.

André F. Perold

Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and co-managing partner of HighVista Strategies LLC (private investment firm). Overseer of the Museum of Fine Arts Boston.

Sarah Bloom Raskin

Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Member of the board of directors (2012–2014) of Neighborhood Reinvestment Corporation. Director of i(x) Investments, LLC.

Peter F. Volanakis

Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Chairman of the board of trustees of Colby-Sawyer College. Member of the Board of Hypertherm Inc. (industrial cutting systems, software, and consumables).

Executive Officers

Glenn Booraem

Born in 1967. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (2017–present), treasurer (2015–2017), controller (2010–2015), and assistant controller (2001–2010) of each of the investment companies served by Vanguard.

Christine M. Buchanan

Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard and global head of Fund Administration at Vanguard. Treasurer (2017–present) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG LLP (audit, tax, and advisory services).

Brian Dvorak

Born in 1973. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (2017–present) of Vanguard and each of the investment companies served by Vanguard. Assistant vice president (2017–present) of Vanguard Marketing Corporation. Vice president and director of Enterprise Risk Management (2011–2013) at Oppenheimer Funds, Inc.

Thomas J. Higgins

Born in 1957. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2008–present) and treasurer (1998–2008) of each of the investment companies served by Vanguard.

Peter Mahoney

Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Controller (2015–present) of each of the investment companies served by Vanguard. Head of International Fund Services (2008–2014) at Vanguard.

Anne E. Robinson

Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Director and senior vice president (2016–2018) of Vanguard Marketing Corporation. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express.

Michael Rollings

Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.

Vanguard Senior Management Team

Mortimer J. Buckley	James M. Norris
Gregory Davis	Thomas M. Rampulla
John James	Karin A. Risi
Martha G. King	Anne E. Robinson
John T. Marcante	Michael Rollings
Chris D. McIsaac

Chairman Emeritus and Senior Advisor

John J. Brennan
Chairman, 1996–2009
Chief Executive Officer and President, 1996–2008

Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447	CFA® is a registered trademark owned by CFA Institute.
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People
Who Are Deaf or Hard of Hearing > 800-749-7273

This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper, a
Thomson Reuters Company, or Morningstar, Inc., unless
otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via email addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.
© 2018 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q212 072018

Semiannual Report | May 31, 2018

Vanguard U.S. Factor ETFs

Vanguard U.S. Liquidity Factor ETF

Vanguard U.S. Minimum Volatility ETF

Vanguard U.S. Momentum Factor ETF

Vanguard U.S. Multifactor ETF

Vanguard U.S. Quality Factor ETF

Vanguard U.S. Value Factor ETF

Vanguard’s Principles for Investing Success

We want to give you the best chance of investment success. These principles, grounded in Vanguard’s research and experience, can put you on the right path.

Goals. Create clear, appropriate investment goals.

Balance. Develop a suitable asset allocation using broadly diversified funds.

Cost. Minimize cost.

Discipline. Maintain perspective and long-term discipline.

A single theme unites these principles: Focus on the things you can control.

We believe there is no wiser course for any investor.

Contents
Your Fund’s Performance at a Glance.	1
CEO’s Perspective.	4
Advisor’s Report.	6
U.S. Liquidity Factor ETF.	9
U.S. Minimum Volatility ETF.	27
U.S. Momentum Factor ETF.	39
U.S. Multifactor ETF.	56
U.S. Quality Factor ETF.	72
U.S. Value Factor ETF.	87
About Your Fund’s Expenses.	105
Trustees Approve Advisory Arrangements.	107
Glossary.	108

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: Nautical images have been part of Vanguard’s rich heritage since its start in 1975. For an incoming ship, a lighthouse offers a beacon and safe path to shore. You can similarly depend on Vanguard to put you first––and light the way––as you strive to meet your financial goals. Our client focus and low costs, stemming from our unique ownership structure, assure that your interests are paramount.

Your Fund’s Performance at a Glance

• From their February 13, 2018, inception through May 31, 2018, Vanguard’s six U.S. Factor ETFs provided returns ranging from about 4% to more than 8%. All six ETFs outperformed their benchmark, the Russell 3000 Index.

• The U.S. Factor ETFs seek to provide long-term capital appreciation by investing in stocks that have lower or higher measures of certain factors relative to the broad U.S. equity market.

• Vanguard U.S. Momentum Factor ETF did best among the group, returning 8.35% based on net asset value, as stocks identified as attractive from a momentum standpoint outperformed.

• Vanguard U.S. Value Factor ETF advanced the least, returning 4.12% based on net asset value. In terms of relative performance, both strong selection in and an overweighting of energy contributed most, while an underweighting of technology and weak selection in consumer discretionary detracted.

Total Returns: Period Ended May 31, 2018
Since Inception
Vanguard U.S. Liquidity Factor ETF (Inception: 2/13/2018)
Market Price	7.23%
Net Asset Value	7.19
Russell 3000 Index	3.10
Multi-Cap Core Funds Average	0.62
Multi-Cap Core Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company, and captures information from
February 28, 2018, through May 31, 2018.

Vanguard U.S. Minimum Volatility ETF (Inception: 2/13/2018)
Market Price	7.05%
Net Asset Value	6.99
Russell 3000 Index	3.10
Multi-Cap Core Funds Average	0.62
Multi-Cap Core Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company, and captures information from
February 28, 2018, through May 31, 2018.

Vanguard U.S. Momentum Factor ETF (Inception: 2/13/2018)
Market Price	8.39%
Net Asset Value	8.35
Russell 3000 Index	3.10
Multi-Cap Core Funds Average	0.62
Multi-Cap Core Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company, and captures information from
February 28, 2018, through May 31, 2018.

Since Inception
Vanguard U.S. Multifactor ETF (Inception: 2/13/2018)
Market Price	5.91%
Net Asset Value	5.85
Russell 3000 Index	3.10
Multi-Cap Core Funds Average	0.62
Multi-Cap Core Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company, and captures information from
February 28, 2018, through May 31, 2018.

Vanguard U.S. Quality Factor ETF (Inception: 2/13/2018)
Market Price	7.23%
Net Asset Value	7.17
Russell 3000 Index	3.10
Multi-Cap Core Funds Average	0.62
Multi-Cap Core Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company, and captures information from
February 28, 2018, through May 31, 2018.

Vanguard U.S. Value Factor ETF (Inception: 2/13/2018)
Market Price	4.17%
Net Asset Value	4.12
Russell 3000 Index	3.10
Multi-Cap Core Funds Average	0.62
Multi-Cap Core Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company, and captures information from
February 28, 2018, through May 31, 2018.

The Vanguard ETF® Shares shown are traded on the Cboe BZX Exchange and are available only through brokers. The table provides ETF returns based on both the Cboe BZX market price and the net asset value for a share.

The market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

Expense Ratios
Your Fund Compared With Its Peer Group
	ETF	Peer Group
	Shares	Average
U.S. Liquidity Factor ETF	0.13%	1.11%
U.S. Minimum Volatility ETF	0.13	1.11
U.S. Momentum Factor ETF	0.13	1.17
U.S. Multifactor ETF	0.18	1.11
U.S. Quality Factor ETF	0.13	1.11
U.S. Value Factor ETF	0.13	1.06

The fund expense ratios shown are from the prospectus dated February 13, 2018, and represent estimated costs for the current fiscal year.
For the period from inception through May 31, 2018, the funds’ annualized expense ratios were: 0.13% for the U.S. Liquidity Factor ETF,
0.13% for the U.S. Minimum Volatility ETF, 0.13% for the U.S. Momentum Factor ETF, 0.18% for the U.S. Multifactor ETF, 0.13% for the
U.S. Quality Factor ETF, and 0.13% for the U.S. Value Factor ETF. Peer-group expense ratios are derived from data provided by Lipper, a
Thomson Reuters Company, and capture information through year-end 2017.

Peer group: Multi-Cap Core Funds.

CEO’s Perspective

Tim Buckley
President and Chief Executive Officer

Dear Shareholder,

I feel extremely fortunate to have the chance to lead a company filled with people who come to work every day passionate about Vanguard’s core purpose: to take a stand for all investors, to treat them fairly, and to give them the best chance for investment success.

When I joined Vanguard in 1991, I found a mission-driven team focused on improving lives—helping people retire more comfortably, put their children through college, and achieve financial security. I also found a company with purpose in an industry ripe for improvement.

It was clear, even early in my career, that the cards were stacked against most investors. Hidden fees, performance-chasing, and poor advice were relentlessly eroding investors’ dreams.

We knew Vanguard could be different and, as a result, could make a real difference. We have lowered the costs of investing for our shareholders significantly. And we’re proud of the performance of our funds.

Vanguard is built for Vanguard investors—we focus solely on you, our fund shareholders. Everything we do is designed to give our clients the best chance for investment success. In my role as CEO, I’ll keep this priority front and center. We’re proud of what we’ve achieved, but we’re even more excited about what’s to come.

Steady, time-tested guidance

Our guidance for investors, as always, is to stay the course, tune out the hyperbolic headlines, and focus on your goals and what you can control, such as costs and how much you save. This time-tested advice has served our clients well over the decades.

Regardless of how the markets perform in the short term, I’m incredibly optimistic about the future for our investors. We have a dedicated team serving you, and we will never stop striving to make

Vanguard the best place for you to invest through our high-quality funds and services, advice and guidance to help you meet your financial goals, and an experience that makes you feel good about entrusting us with your hard-earned savings.

Thank you for your continued loyalty.

Sincerely,

Mortimer J. Buckley
President and Chief Executive Officer
June 12, 2018

Market Barometer
	Total Returns
	Periods Ended May 31, 2018
	Six	One	Five Years
	Months	Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	3.33%	14.60%	12.91%
Russell 2000 Index (Small-caps)	6.47	20.76	12.18
Russell 3000 Index (Broad U.S. market)	3.57	15.06	12.85
FTSE All-World ex US Index (International)	0.36	9.62	5.84

Bonds
Bloomberg Barclays U.S. Aggregate Bond Index
(Broad taxable market)	-1.04%	-0.37%	1.98%
Bloomberg Barclays Municipal Bond Index
(Broad tax-exempt market)	0.71	1.11	2.92
Citigroup Three-Month U.S. Treasury Bill Index	0.73	1.24	0.35

CPI
Consumer Price Index	1.99%	2.80%	1.55%

Advisor’s Report

From their February 13, 2018, inception through May 31, 2018, Vanguard’s six U.S. Factor ETFs posted returns ranging from about 4% to more than 8%. They outperformed the 3.10% return of their benchmark, the Russell 3000 Index, for the period.

The objective of each U.S. Factor ETF is to create a portfolio that has broad exposure to large-, mid-, and small-capitalization U.S. equities and that has the potential for long-term capital appreciation, subject to rules-based screens as follows:

• Vanguard U.S. Liquidity Factor ETF seeks exposure to stocks with lower measures of trading liquidity, such as daily trading volume and its effect on the security’s price.

• Vanguard U.S. Minimum Volatility ETF seeks exposure to stocks with the potential to generate lower volatility relative to the broad U.S. equity market.

• Vanguard U.S. Momentum Factor ETF seeks exposure to stocks with relatively strong recent performance, as identified by measures such as performance over different periods.

• Vanguard U.S. Multifactor ETF seeks exposure to stocks with relatively strong recent performance, strong fundamentals, and low prices relative to fundamentals.

• Vanguard U.S. Quality Factor ETF seeks exposure to stocks with strong fundamentals as identified by measures such as profitability, earnings, and balance-sheet strength.

• Vanguard U.S. Value Factor ETF seeks exposure to stocks with lower prices relative to fundamental measures of value such as book/price and earnings/ price ratios.

The investment environment

The broad U.S. equity market advanced for the period, with small-cap stocks outperforming large-caps and growth stocks outperforming value stocks. Volatility returned after an unusually long period of calm as markets reacted to recently enacted U.S. tax cuts, trade-war jitters, and perceived inflation risks.

The Federal Reserve, under new Chair Jerome Powell, raised the federal funds target rate in March by a quarter percentage point and began signaling that it could speed up its timetable for subsequent increases. (In June, after the close of the period covered in this report, the Fed raised the rate another quarter point, to 1.75%–2%, and signaled that it could raise the rate twice more in 2018 and at least three times in 2019.)

U.S. gross domestic product grew at an annual rate of 2.2% in the first quarter of 2018, a decrease from the previous quarter’s 2.9%. Nonresidential fixed investment, personal consumption, exports, and private inventory investment boosted growth, as did government spending at the federal, state, and local levels. Imports, however, slowed.

Small-cap companies tended to be better-positioned to benefit from the recent U.S. tax-law changes than large-caps, which can spread their tax liabilities globally. Small-caps also are likely to have less international exposure and thus be less affected by trade friction.

The outperformance of growth stocks was most pronounced within large-caps, with big information technology companies showing the strongest overall momentum Across the market-cap spectrum, the energy and technology sectors performed best. Health care did well within small-caps.

Financial services disappointed, despite expectations for rising interest rates. Market commentators have attributed this to slow loan growth.

The funds’ successes and shortfalls

Exposure to small-cap stocks drove the positive returns for all six ETFs.

Sector exposure affected the funds differently based on the factors each seeks to emphasize:

• The U.S. Liquidity Factor ETF posted positive returns in all but one sector. The lone exception, consumer staples, was nevertheless a net contributor to relative performance because of underweighting. Selection in health care and financial services most helped relative returns; an underweight allocation to technology detracted.

• The U.S. Minimum Volatility ETF experienced about 30% less annualized volatility for the period than its benchmark, the Russell 3000 Index. The index was up 3.10% over the period, but given larger bouts of volatility, the fund was able to catch more of the upside.

• The U.S. Momentum Factor ETF benefited most from our selection in health care and from both our overweight allocation to and selection in the high-performing technology sector. An underweight allocation to and selection within the low-performing financial services sector also bolstered relative returns.

• The U.S. Multifactor ETF drew the biggest contributions from the quality and momentum factors, with value factors helping to a lesser extent. The consumer staples and consumer discretionary sectors were the most significant relative contributors.

• The U.S. Quality Factor ETF benefited from overweight allocations to and selection within health care and technology; an underweight allocation to the high-performing energy sector detracted.

• The U.S. Value Factor ETF most benefited from an overweighting of energy, though an underweight allocation to the outperforming technology sector hurt.

We expect our approach to portfolio construction to produce long-term capital appreciation that reflects the factors emphasized by each of the U.S. Factor portfolios. Not all periods will produce such favorable results across each factor. However, we believe that focusing on the risk-adjusted returns of each portfolio relative to its targeted factors and the benchmark will serve investors well over time.

We thank you for your investment and look forward to serving you in the period ahead.

Antonio Picca, Portfolio Manager

Liqian Ren, Portfolio Manager

Quantitative Equity Group

June 20, 2018

U.S. Liquidity Factor ETF

Fund Profile
As of May 31, 2018

Portfolio Characteristics
		Russell
		3000
	Fund	Index
Number of Stocks	922	2,941
Median Market Cap	$4.9B	$66.7B
Price/Earnings Ratio	20.5x	20.8x
Price/Book Ratio	2.3x	3.0x
Return on Equity	10.2%	15.0%
Earnings Growth
Rate	8.1%	7.9%
Dividend Yield	1.5%	1.8%
Foreign Holdings	0.6%	0.0%
Turnover Rate
(Annualized)	18%	—
Ticker Symbol	VFLQ	—
Expense Ratio[1]	0.13%	—
30-Day SEC Yield	1.42%	—
Short-Term Reserves	0.5%	—

Sector Diversification (% of equity exposure)
		Russell
		3000
	Fund	Index
Consumer Discretionary	9.5%	14.3%
Consumer Staples	3.7	5.3
Energy	3.8	6.0
Financial Services	34.7	21.1
Health Care	12.4	13.2
Materials & Processing	7.9	3.8
Other	0.7	0.0
Producer Durables	14.9	10.8
Technology	6.8	21.0
Utilities	5.6	4.5

Sector categories are based on the Russell Global Sectors (“RGS”), except for the “Other” category (if applicable), which includes securities that have not been provided a RGS classification as of the effective reporting period.

Ten Largest Holdings (% of total net assets)
Ecolab Inc.	Chemicals:
	Diversified	0.8%
Fiserv Inc.	Financial Data &
	Systems	0.7
Sirius XM Holdings Inc.	Radio & TV
	Broadcasters	0.7
Monster Beverage Corp. Beverage: Soft
	Drinks	0.7
Stryker Corp.	Medical & Dental
	Instruments &
	Supplies	0.7
Southern Copper Corp.	Copper	0.7
Phillips 66	Oil: Refining &
	Marketing	0.6
Sysco Corp.	Foods	0.6
S&P Global Inc.	Financial Data &
	Systems	0.6
Marsh & McLennan
Cos. Inc.	Insurance: Multi-Line	0.6
Top Ten		6.7%

The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratio shown is from the prospectus dated February 13, 2018, and represents estimated costs for the current fiscal year. For the period from inception through May 31, 2018, the annualized expense ratio was 0.13%.

U.S. Liquidity Factor ETF

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Period Total Returns (%): February 13, 2018, Through May 31, 2018

Total Returns: Period Ended March 31, 2018
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	Since
	Date	Inception
ETF Shares	2/13/2018
Market Price		2.19%
Net Asset Value		2.15

See Financial Highlights for dividend and capital gains information.

U.S. Liquidity Factor ETF

Financial Statements (unaudited)

Statement of Net Assets
As of May 31, 2018

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
	Shares		($000)
Common Stocks (99.4%)
Consumer Discretionary (9.5%)
	Sirius XM Holdings Inc.	7,575	54
	Las Vegas Sands Corp.	617	50
	VF Corp.	337	27
	Carnival Corp.	335	21
	Emerald Expositions Events
	Inc.	778	16
	Columbia Sportswear Co.	153	13
*	Grand Canyon Education Inc.	118	13
*	Liberty Media Corp-Liberty
	SiriusXM Class C	282	13
	Choice Hotels International Inc.	154	12
*	Bright Horizons Family
	Solutions Inc.	115	12
	Penske Automotive Group Inc.	241	12
*	Hilton Grand Vacations Inc.	256	10
	AMERCO	30	10
*	Career Education Corp.	615	9
	Pool Corp.	64	9
	News Corp. Class A	604	9
	Marcus Corp.	286	9
	Johnson Outdoors Inc. Class A	115	9
	Cable One Inc.	13	8
	Inter Parfums Inc.	158	8
	HealthStream Inc.	299	8
*	Regis Corp.	470	8
	Churchill Downs Inc.	27	8
*	Stoneridge Inc.	256	8
*	Golden Entertainment Inc.	262	8
	National Presto Industries Inc.	69	8
	Movado Group Inc.	154	8
*	America’s Car-Mart Inc.	121	8
*	Lands’ End Inc.	381	7
	Citi Trends Inc.	246	7
*	Liberty Media Corp-Liberty
	Braves	295	7
*	Floor & Decor Holdings Inc.
	Class A	153	7

	Haverty Furniture Cos. Inc.	348	7
	Hooker Furniture Corp.	182	7
*	Scientific Games Corp.	114	7
*	K12 Inc.	416	7
	Tower International Inc.	227	7
*	QuinStreet Inc.	484	7
*	American Public Education Inc.	155	7
	International Game
	Technology plc	261	7
	Acushnet Holdings Corp.	272	6
	Superior Industries
	International Inc.	364	6
*	ServiceMaster Global
	Holdings Inc.	111	6
*	FTD Cos. Inc.	1,095	6
*	Cavco Industries Inc.	30	6
*	Bridgepoint Education Inc.
	Class A	862	6
	Service Corp. International	157	6
*	Cimpress NV	41	6
*	Revlon Inc. Class A	325	6
*	MCBC Holdings Inc.	188	6
*	Care.com Inc.	267	6
	Carriage Services Inc. Class A	220	6
*	Barnes & Noble Education Inc.	863	5
	Marriott Vacations Worldwide
	Corp.	45	5
*	Belmond Ltd. Class A	451	5
*	WideOpenWest Inc.	605	5
*	Visteon Corp.	42	5
*	Carrols Restaurant Group Inc.	402	5
*	Denny’s Corp.	326	5
	Gentex Corp.	206	5
*	Liberty Media Corp-Liberty
	Formula One	156	5
*	At Home Group Inc.	139	5
*	Madison Square Garden Co.
	Class A	18	5
	Standard Motor Products Inc.	104	5

U.S. Liquidity Factor ETF

			Market
			Value•
	Shares		($000)
*	Quotient Technology Inc.	348	5
	Scholastic Corp.	99	4
*	Vera Bradley Inc.	382	4
	Viad Corp.	82	4
	Ruth’s Hospitality Group Inc.	161	4
*	Gentherm Inc.	120	4
*	Chuy’s Holdings Inc.	144	4
	Cato Corp. Class A	184	4
*	El Pollo Loco Holdings Inc.	395	4
*	Motorcar Parts of America Inc.	195	4
	Texas Roadhouse Inc. Class A	67	4
*	Potbelly Corp.	310	4
	KAR Auction Services Inc.	77	4
	Extended Stay America Inc.	193	4
	New Media Investment Group
	Inc.	232	4
*	Biglari Holdings Inc. Class B	18	4
*	Universal Electronics Inc.	129	4
*	Central Garden & Pet Co.
	Class A	100	4
	Matthews International Corp.
	Class A	69	4
	Sonic Automotive Inc. Class A	178	4
*	Duluth Holdings Inc.	217	4
*	Sportsman’s Warehouse
	Holdings Inc.	718	4
*	Del Taco Restaurants Inc.	304	4
*	Liberty Broadband Corp.	53	4
*	Monarch Casino & Resort Inc.	81	4
	Garmin Ltd.	60	4
*	Party City Holdco Inc.	245	4
	Aramark	92	4
	International Speedway Corp.
	Class A	84	3
*	Hovnanian Enterprises Inc.
	Class A	1,909	3
	Dana Inc.	152	3
*	MDC Partners Inc. Class A	798	3
	Cinemark Holdings Inc.	98	3
	Entravision Communications
	Corp. Class A	803	3
*	Bojangles’ Inc.	206	3
*	LKQ Corp.	94	3
*	Del Frisco’s Restaurant
	Group Inc.	220	3
	Shoe Carnival Inc.	89	3
*	Michaels Cos. Inc.	152	3
*	Boot Barn Holdings Inc.	112	3
*	Eros International plc	155	2
*	Drive Shack Inc.	310	2
*	Iconix Brand Group Inc.	2,921	2
*	GCI Liberty Inc. Class A	40	2
*	Biglari Holdings Inc.	1	1
			762

Consumer Staples (3.7%)
*	Monster Beverage Corp.	1,040	53
	Sysco Corp.	787	51
	Kraft Heinz Co.	336	19
	Lancaster Colony Corp.	128	16
	Colgate-Palmolive Co.	227	14
	Kimberly-Clark Corp.	128	13
	General Mills Inc.	229	10
*	Primo Water Corp.	530	9
	Flowers Foods Inc.	443	9
*	Chefs’ Warehouse Inc.	314	9
	National Beverage Corp.	88	8
*	Freshpet Inc.	362	8
	Weis Markets Inc.	148	8
*	Farmer Brothers Co.	257	8
*	Pilgrim’s Pride Corp.	371	7
	Ingles Markets Inc. Class A	204	6
	Brown-Forman Corp. Class B	101	6
	Lamb Weston Holdings Inc.	87	6
	Tootsie Roll Industries Inc.	188	6
	Andersons Inc.	162	5
	Nu Skin Enterprises Inc.
	Class A	54	5
	WD-40 Co.	31	4
	SpartanNash Co.	159	4
	PepsiCo Inc.	33	3
	Ingredion Inc.	29	3
*	Edgewell Personal Care Co.	73	3
*	Smart & Final Stores Inc.	524	2
			295
Energy (3.8%)
	Phillips 66	440	51
*	EP Energy Corp. Class A	16,874	49
	Kinder Morgan Inc.	1,015	17
*	Penn Virginia Corp.	192	13
*	Pioneer Energy Services
	Corp.	2,258	12
	Marathon Petroleum Corp.	154	12
	EOG Resources Inc.	103	12
*	Clean Energy Fuels Corp.	3,648	12
*	Centennial Resource
	Development Inc. Class A	529	9
*	TPI Composites Inc.	325	9
*	Energy XXI Gulf Coast Inc.	1,127	8
*	Mammoth Energy Services
	Inc.	219	8
*	Abraxas Petroleum Corp.	2,597	7
*	NCS Multistage Holdings Inc.	433	7
	Anadarko Petroleum Corp.	86	6
	RPC Inc.	356	6
*	Tellurian Inc.	506	6
	Valvoline Inc.	273	6
*	Newpark Resources Inc.	466	5
*	TETRA Technologies Inc.	1,141	5

U.S. Liquidity Factor ETF

			Market
			Value•
	Shares		($000)
*	Matrix Service Co.	243	5
	Frank’s International NV	611	4
*	WildHorse Resource
	Development Corp.	158	4
*	Par Pacific Holdings Inc.	235	4
*	Exterran Corp.	136	4
*	REX American Resources
	Corp.	48	4
	TerraForm Power Inc.
	Class A	327	4
*	Pacific Ethanol Inc.	1,048	4
*	SandRidge Energy Inc.	227	3
	Archrock Inc.	252	3
*	Bonanza Creek Energy Inc.	67	2
*	Renewable Energy Group Inc.	130	2
*	Ring Energy Inc.	135	2
*	Jagged Peak Energy Inc.	142	2
			307
Financial Services (34.5%)
*	Fiserv Inc.	778	56
	S&P Global Inc.	259	51
	Marsh & McLennan Cos. Inc.	624	50
	Prologis Inc.	770	50
	Progressive Corp.	746	46
	Fidelity National Information
	Services Inc.	452	46
	Public Storage	213	45
	Aon plc	313	44
	Intercontinental Exchange Inc.	608	43
	CME Group Inc.	261	43
	Moody’s Corp.	248	42
	State Street Corp.	437	42
	Aflac Inc.	926	42
	TD Ameritrade Holding Corp.	682	40
	BlackRock Inc.	68	36
	Prudential Financial Inc.	353	34
	Capital One Financial Corp.	363	34
	Chubb Ltd.	252	33
	BB&T Corp.	616	32
	Bank of New York Mellon
	Corp.	522	29
	Allstate Corp.	277	26
	American National Insurance
	Co.	216	26
	SunTrust Banks Inc.	318	21
	Commerce Bancshares Inc.	286	18
	BOK Financial Corp.	181	18
	Hospitality Properties Trust	611	18
	PS Business Parks Inc.	143	18
	Bank of Hawaii Corp.	203	17
	TFS Financial Corp.	1,075	17
	Morningstar Inc.	137	16
	Travelers Cos. Inc.	126	16
	Erie Indemnity Co. Class A	136	15
	Rayonier Inc.	376	15

	Ryman Hospitality Properties
	Inc.	171	14
	First Citizens BancShares Inc.
	Class A	30	13
	First Hawaiian Inc.	450	13
*	Enstar Group Ltd.	64	13
*	Fair Isaac Corp.	70	13
	Equinix Inc.	32	13
	White Mountains Insurance
	Group Ltd.	14	13
	UMB Financial Corp.	163	13
*	CoreLogic Inc.	234	12
	PNC Financial Services Group
	Inc.	85	12
	Chemical Financial Corp.	217	12
*	Equity Commonwealth	390	12
	United Financial Bancorp Inc.	693	12
	Paramount Group Inc.	801	12
	Hanover Insurance Group Inc.	99	12
	CNA Financial Corp.	255	12
	WP Carey Inc.	177	12
	1st Source Corp.	221	12
	Apple Hospitality REIT Inc.	590	11
	Santander Consumer USA
	Holdings Inc.	626	11
	Bryn Mawr Bank Corp.	238	11
	Associated Banc-Corp	402	11
	American Tower Corp.	80	11
*	Howard Hughes Corp.	87	11
	Charles Schwab Corp.	197	11
*	On Deck Capital Inc.	1,636	11
	WR Berkley Corp.	141	11
	American Express Co.	109	11
	Brown & Brown Inc.	384	11
	Home BancShares Inc.	443	10
	First Industrial Realty Trust Inc.	308	10
	Stifel Financial Corp.	172	10
	Douglas Emmett Inc.	261	10
	Primerica Inc.	102	10
	Sun Communities Inc.	97	9
	Highwoods Properties Inc.	195	9
	Weingarten Realty Investors	315	9
	Alleghany Corp.	16	9
	Broadridge Financial Solutions
	Inc.	79	9
	United Fire Group Inc.	170	9
	Liberty Property Trust	205	9
	Equity LifeStyle Properties Inc.	99	9
	Senior Housing Properties
	Trust	503	9
	OFG Bancorp	628	9
	Umpqua Holdings Corp.	376	9
	Wintrust Financial Corp.	96	9
	Urstadt Biddle Properties Inc.
	Class A	403	9

U.S. Liquidity Factor ETF

			Market
			Value•
	Shares		($000)
	Pinnacle Financial Partners Inc.	131	9
	American Campus
	Communities Inc.	219	9
*	Markel Corp.	8	9
	Eaton Vance Corp.	163	9
	Hancock Whitney Corp.	172	9
	Live Oak Bancshares Inc.	292	9
	BGC Partners Inc. Class A	749	9
	CNO Financial Group Inc.	427	9
	First American Financial Corp.	164	9
	US Bancorp	169	8
*	TriState Capital Holdings Inc.	328	8
	BancFirst Corp.	141	8
	Healthcare Realty Trust Inc.	309	8
	MetLife Inc.	183	8
*	Western Alliance Bancorp	139	8
	S&T Bancorp Inc.	184	8
	Nelnet Inc. Class A	135	8
	United Insurance Holdings
	Corp.	400	8
	First Bancorp	197	8
	Popular Inc.	179	8
	Carolina Financial Corp.	185	8
	Synovus Financial Corp.	149	8
*	Veritex Holdings Inc.	262	8
	Jones Lang LaSalle Inc.	49	8
	Forest City Realty Trust Inc.
	Class A	393	8
	Fidelity Southern Corp.	325	8
	Park National Corp.	68	8
	FB Financial Corp.	190	8
	Kilroy Realty Corp.	102	8
	Webster Financial Corp.	121	8
	Alexander’s Inc.	20	8
	SEI Investments Co.	121	8
	TriCo Bancshares	198	8
	Prosperity Bancshares Inc.	106	8
	Investors Real Estate Trust	1,378	8
	Tompkins Financial Corp.	91	8
	Beneficial Bancorp Inc.	467	8
	TrustCo Bank Corp.	877	8
*	Euronet Worldwide Inc.	91	8
	Univest Corp. of Pennsylvania	261	8
	American Financial Group Inc.	69	8
*	Marcus & Millichap Inc.	202	8
*	Franklin Financial Network Inc.	207	8
	Lakeland Bancorp Inc.	376	8
*	Triumph Bancorp Inc.	184	8
	Old Republic International
	Corp.	360	8
*	Bancorp Inc.	665	8
	UMH Properties Inc.	508	7
	National Western Life Group
	Inc. Class A	24	7

	United Bankshares Inc.	204	7
*	HRG Group Inc.	579	7
	Tier REIT Inc.	334	7
	Kinsale Capital Group Inc.	138	7
*	INTL. FCStone Inc.	145	7
	Diamond Hill Investment
	Group Inc.	37	7
	National Bank Holdings Corp.
	Class A	186	7
	MarketAxess Holdings Inc.	33	7
*	SLM Corp.	616	7
	National General Holdings
	Corp.	253	7
	Sunstone Hotel Investors Inc.	398	7
	BankUnited Inc.	164	7
	Hudson Pacific Properties Inc.	194	7
	Dime Community Bancshares
	Inc.	336	7
	Federal Agricultural Mortgage
	Corp.	73	7
*	eHealth Inc.	317	7
	Cincinnati Financial Corp.	97	7
	NorthStar Realty Europe Corp.	479	7
	Lazard Ltd. Class A	130	7
*	Enova International Inc.	199	7
	First Busey Corp.	207	7
	Safety Insurance Group Inc.	77	7
*	Essent Group Ltd.	193	7
	OceanFirst Financial Corp.	224	7
	Lakeland Financial Corp.	134	7
	Meridian Bancorp Inc.	332	6
	Universal Health Realty
	Income Trust	104	6
	Heritage Financial Corp.	200	6
	City Holding Co.	86	6
	WesBanco Inc.	137	6
	Radian Group Inc.	401	6
	Cullen/Frost Bankers Inc.	55	6
	Torchmark Corp.	74	6
	InfraREIT Inc.	293	6
	LPL Financial Holdings Inc.	91	6
	Ashford Hospitality Trust Inc.	849	6
	Jack Henry & Associates Inc.	50	6
	Southside Bancshares Inc.	183	6
	Gaming and Leisure Properties
	Inc.	178	6
	Navigators Group Inc.	106	6
	ConnectOne Bancorp Inc.	237	6
	MSCI Inc. Class A	38	6
	WSFS Financial Corp.	118	6
	Sandy Spring Bancorp Inc.	145	6
	EPR Properties	98	6
	NBT Bancorp Inc.	156	6
	PJT Partners Inc.	107	6

U.S. Liquidity Factor ETF

			Market
			Value•
	Shares		($000)
	Loews Corp.	121	6
*	Braemar Hotels & Resorts Inc.	537	6
	Community Healthcare Trust
	Inc.	213	6
*	Jefferies Financial Group Inc.	267	6
	Reinsurance Group of America
	Inc. Class A	39	6
	Oritani Financial Corp.	362	6
	Farmland Partners Inc.	666	6
	Heartland Financial USA Inc.	103	6
	Towne Bank	177	6
	Midland States Bancorp Inc.	171	6
	Axis Capital Holdings Ltd.	97	6
*	Greenlight Capital Re Ltd.
	Class A	385	6
	Provident Financial Services
	Inc.	196	5
	Employers Holdings Inc.	138	5
	PacWest Bancorp	102	5
	Uniti Group Inc.	253	5
	Banco Latinoamericano de
	Comercio Exterior SA	199	5
	Iron Mountain Inc.	159	5
	Assured Guaranty Ltd.	149	5
	Central Pacific Financial Corp.	179	5
	Green Bancorp Inc.	231	5
*	Arch Capital Group Ltd.	66	5
	Simon Property Group Inc.	32	5
	Cedar Realty Trust Inc.	1,159	5
	Cousins Properties Inc.	532	5
	Crown Castle International
	Corp.	48	5
	Hanmi Financial Corp.	166	5
	ServisFirst Bancshares Inc.	118	5
	Boston Private Financial
	Holdings Inc.	286	5
	Investors Bancorp Inc.	361	5
	FNF Group	129	5
	Independent Bank Corp.	60	5
*	St. Joe Co.	262	5
*	Seacoast Banking Corp. of
	Florida	149	5
	Maiden Holdings Ltd.	529	5
	RMR Group Inc. Class A	61	5
	Enterprise Financial Services
	Corp.	84	5
	IBERIABANK Corp.	57	5
*	Flagstar Bancorp Inc.	128	4
	East West Bancorp Inc.	64	4
	Lamar Advertising Co. Class A	64	4
	Bluerock Residential Growth
	REIT Inc. Class A	498	4
	Investment Technology Group
	Inc.	200	4

	Life Storage Inc.	47	4
	Preferred Bank	68	4
	Park Hotels & Resorts Inc.	134	4
	UDR Inc.	118	4
	First Financial Bankshares Inc.	81	4
	Cohen & Steers Inc.	109	4
	STORE Capital Corp.	158	4
	Jernigan Capital Inc.	214	4
	Renasant Corp.	88	4
	Peapack Gladstone Financial
	Corp.	122	4
	Dun & Bradstreet Corp.	34	4
	RE/MAX Holdings Inc. Class A	80	4
	First Financial Bancorp	132	4
	Selective Insurance Group Inc.	73	4
	Independent Bank Group Inc.	55	4
	First Commonwealth Financial
	Corp.	263	4
	Westamerica Bancorporation	72	4
	Franklin Street Properties
	Corp.	532	4
	Brookline Bancorp Inc.	226	4
	Union Bankshares Corp.	100	4
	National Retail Properties Inc.	99	4
	Getty Realty Corp.	156	4
	Horace Mann Educators Corp.	92	4
	International Bancshares Corp.	94	4
	Raymond James Financial Inc.	42	4
	CorEnergy Infrastructure Trust
	Inc.	112	4
	Kearny Financial Corp.	278	4
	Assurant Inc.	43	4
	First Merchants Corp.	88	4
	Opus Bank	135	4
	Medical Properties Trust Inc.	294	4
*	Texas Capital Bancshares Inc.	41	4
	Sterling Bancorp	159	4
*	PennyMac Financial Services
	Inc. Class A	194	4
*	MGIC Investment Corp.	374	4
	AMERISAFE Inc.	65	4
	Select Income REIT	179	4
	American Homes 4 Rent
	Class A	194	4
	Monmouth Real Estate
	Investment Corp.	248	4
	Gladstone Commercial Corp.	203	4
	Apartment Investment &
	Management Co.	93	4
*	Customers Bancorp Inc.	125	4
	CVB Financial Corp.	163	4
	Arthur J Gallagher & Co.	57	4
	Capitol Federal Financial Inc.	286	4
	Navient Corp.	272	4

U.S. Liquidity Factor ETF

			Market
			Value•
	Shares		($000)
	Cadence BanCorp Class A	128	4
	Heritage Insurance Holdings
	Inc.	214	4
	Healthcare Trust of America
	Inc. Class A	140	4
	Legg Mason Inc.	96	4
	FNB Corp.	270	4
	RenaissanceRe Holdings Ltd.	29	4
	Hilltop Holdings Inc.	149	3
*	EZCORP Inc. Class A	278	3
	Taubman Centers Inc.	63	3
	Principal Financial Group Inc.	60	3
	Piper Jaffray Cos.	42	3
*	Trupanion Inc.	96	3
	Unum Group	75	3
	Kemper Corp.	37	3
	GAIN Capital Holdings Inc.	342	3
	Colony NorthStar Inc. Class A	435	3
	CoBiz Financial Inc.	109	2
	Universal Insurance Holdings
	Inc.	68	2
*	Everi Holdings Inc.	291	2
*	Zillow Group Inc.	34	2
	Realogy Holdings Corp.	78	2
	CatchMark Timber Trust Inc.
	Class A	136	2
	HFF Inc. Class A	51	2
	Cathay General Bancorp	40	2
	Valley National Bancorp	125	2
			2,776
Health Care (12.3%)
	Stryker Corp.	305	53
*	Illumina Inc.	159	43
	Baxter International Inc.	590	42
*	Boston Scientific Corp.	1,372	42
	Zoetis Inc.	455	38
	HCA Healthcare Inc.	314	32
	Danaher Corp.	259	26
	Thermo Fisher Scientific Inc.	108	22
*	Vertex Pharmaceuticals Inc.	118	18
	Eli Lilly & Co.	197	17
*	ICU Medical Inc.	46	13
	Chemed Corp.	41	13
	Bio-Techne Corp.	87	13
*	Cotiviti Holdings Inc.	373	13
	Cantel Medical Corp.	115	13
*	Penumbra Inc.	77	12
	Bruker Corp.	405	12
	Abbott Laboratories	188	12
*	Xencor Inc.	276	11
*	QIAGEN NV	299	11
*	CryoLife Inc.	394	11
*	Triple-S Management Corp.
	Class B	288	11

*	NeoGenomics Inc.	908	11
*	Karyopharm Therapeutics Inc.	566	11
*	Sientra Inc.	549	10
*	Integra LifeSciences Holdings
	Corp.	148	10
*	AtriCure Inc.	379	9
*	NanoString Technologies Inc.	666	9
	West Pharmaceutical
	Services Inc.	91	8
*	Catalyst Pharmaceuticals Inc.	2,166	8
*	Ra Pharmaceuticals Inc.	1,188	8
*	WaVe Life Sciences Ltd.	176	8
*	Aduro Biotech Inc.	912	8
*	Selecta Biosciences Inc.	660	8
	STERIS plc	76	8
	Ensign Group Inc.	215	8
*	Alexion Pharmaceuticals Inc.	67	8
	Atrion Corp.	13	8
*	GenMark Diagnostics Inc.	1,009	7
	Luminex Corp.	256	7
*	Genomic Health Inc.	181	7
	US Physical Therapy Inc.	76	7
*	Stemline Therapeutics Inc.	351	7
*	Aratana Therapeutics Inc.	1,319	7
*	Assembly Biosciences Inc.	159	7
*	Catalent Inc.	171	7
*	G1 Therapeutics Inc.	155	7
*	Fate Therapeutics Inc.	605	7
*	Reata Pharmaceuticals Inc.
	Class A	184	7
	Phibro Animal Health Corp.
	Class A	144	7
*	Syros Pharmaceuticals Inc.	523	6
*	Providence Service Corp.	89	6
*	Quality Systems Inc.	360	6
*	FibroGen Inc.	115	6
*	American Renal Associates
	Holdings Inc.	417	6
	Computer Programs &
	Systems Inc.	184	6
	National HealthCare Corp.	90	6
*	Medidata Solutions Inc.	77	6
*	Invitae Corp.	799	6
*	AngioDynamics Inc.	279	6
*	Cross Country Healthcare Inc.	472	6
*	Bio-Rad Laboratories Inc.
	Class A	20	6
	PerkinElmer Inc.	76	6
*	Alkermes plc	119	6
*	Teligent Inc.	1,956	5
*	Cerus Corp.	823	5
*	Antares Pharma Inc.	2,076	5
*	RadNet Inc.	420	5
*	BioScrip Inc.	2,001	5

U.S. Liquidity Factor ETF

			Market
			Value•
	Shares		($000)
*	Tabula Rasa HealthCare Inc.	96	5
*	Surgery Partners Inc.	315	5
	Encompass Health Corp.	78	5
*	Seattle Genetics Inc.	82	5
*	Endologix Inc.	884	5
	Hill-Rom Holdings Inc.	53	5
*	Charles River Laboratories
	International Inc.	44	5
*	Madrigal Pharmaceuticals Inc.	17	5
*	Medpace Holdings Inc.	107	5
*	Pacific Biosciences of
	California Inc.	1,777	4
*	PRA Health Sciences Inc.	52	4
	Meridian Bioscience Inc.	298	4
*	AxoGen Inc.	86	4
	ResMed Inc.	41	4
*	Audentes Therapeutics Inc.	111	4
	CONMED Corp.	61	4
	Teleflex Inc.	15	4
	Medtronic plc	46	4
*	Amphastar Pharmaceuticals
	Inc.	249	4
*	Syndax Pharmaceuticals Inc.	440	4
*	Theravance Biopharma Inc.	157	4
*	Concert Pharmaceuticals Inc.	182	4
*	Rigel Pharmaceuticals Inc.	1,125	4
*	Capital Senior Living Corp.	328	4
*	Kura Oncology Inc.	204	3
*	Ardelyx Inc.	849	3
*	Accuray Inc.	765	3
*	ViewRay Inc.	464	3
*	Jounce Therapeutics Inc.	295	3
*	Neogen Corp.	43	3
*	Iovance Biotherapeutics Inc.	222	3
	Merrimack Pharmaceuticals
	Inc.	366	3
*	MacroGenics Inc.	139	3
*	Retrophin Inc.	112	3
*	Accelerate Diagnostics Inc.	153	3
*	Conatus Pharmaceuticals Inc.	722	3
*	Voyager Therapeutics Inc.	155	3
*	PDL BioPharma Inc.	1,019	3
*	Tetraphase Pharmaceuticals
	Inc.	709	3
*	Anika Therapeutics Inc.	64	3
*	Pieris Pharmaceuticals Inc.	453	3
*	Advaxis Inc.	1,388	3
*	ACADIA Pharmaceuticals Inc.	130	2
*	ABIOMED Inc.	6	2
*	Tactile Systems Technology
	Inc.	46	2
*	CytomX Therapeutics Inc.	84	2
	Melinta Therapeutics Inc.	300	2
	LeMaitre Vascular Inc.	56	2

*	Agenus Inc.	562	2
*	Revance Therapeutics Inc.	63	2
*	Neos Therapeutics Inc.	220	1
*	Celldex Therapeutics Inc.	1,534	1
			988
Materials & Processing (7.8%)
	Ecolab Inc.	433	62
	Southern Copper Corp.	1,082	53
	Praxair Inc.	235	37
	PPG Industries Inc.	339	34
	Air Products & Chemicals Inc.	156	25
	LyondellBasell Industries NV
	Class A	172	19
*	Unifi Inc.	481	15
	Sherwin-Williams Co.	35	13
	Versum Materials Inc.	319	13
	NewMarket Corp.	31	12
	AptarGroup Inc.	127	12
*	Klondex Mines Ltd.	4,847	12
	Silgan Holdings Inc.	429	12
	Sensient Technologies Corp.	173	12
	PolyOne Corp.	275	11
	Cabot Corp.	173	10
*	Univar Inc.	379	10
*	Ryerson Holding Corp.	827	10
	Valmont Industries Inc.	69	10
	Sonoco Products Co.	188	10
	Griffon Corp.	404	9
	Chase Corp.	74	9
	Hexcel Corp.	109	8
*	Foundation Building Materials
	Inc.	501	8
*	JELD-WEN Holding Inc.	273	7
*	Platform Specialty Products
	Corp.	605	7
	Reliance Steel & Aluminum
	Co.	75	7
	Gold Resource Corp.	1,081	7
	Global Brass & Copper
	Holdings Inc.	214	7
*	Veritiv Corp.	201	7
	Haynes International Inc.	150	6
	Materion Corp.	113	6
	Tahoe Resources Inc.	1,173	6
*	Owens-Illinois Inc.	322	6
	Quanex Building Products
	Corp.	355	6
	PH Glatfelter Co.	320	6
	Timken Co.	112	5
*	Beacon Roofing Supply Inc.	120	5
	Balchem Corp.	52	5
*	Verso Corp.	241	5
*	Intrepid Potash Inc.	1,087	5
	RPM International Inc.	98	5

U.S. Liquidity Factor ETF

			Market
			Value•
	Shares		($000)
	Mueller Industries Inc.	160	5
	NN Inc.	216	5
*	Armstrong Flooring Inc.	355	5
	Innospec Inc.	58	4
	AAON Inc.	144	4
*	PGT Innovations Inc.	206	4
	Advanced Drainage Systems
	Inc.	147	4
	Comfort Systems USA Inc.	90	4
	Innophos Holdings Inc.	88	4
	Westlake Chemical Corp.	36	4
	Royal Gold Inc.	46	4
*	Koppers Holdings Inc.	102	4
	Insteel Industries Inc.	130	4
	Quaker Chemical Corp.	26	4
	Schweitzer-Mauduit
	International Inc.	90	4
	Stepan Co.	54	4
	Olympic Steel Inc.	168	4
	Bemis Co. Inc.	89	4
	Neenah Inc.	44	4
	Scotts Miracle-Gro Co.	41	3
	International Flavors &
	Fragrances Inc.	27	3
	Caesarstone Ltd.	171	3
*	LSB Industries Inc.	518	3
*	Clearwater Paper Corp.	109	3
	Aceto Corp.	494	1
			629
Other (0.7%)
	TE Connectivity Ltd.	533	50
	Janus Henderson Group plc	265	8
			58
Producer Durables (14.9%)
	Illinois Tool Works Inc.	336	48
	Waste Management Inc.	551	46
	Eaton Corp. plc	419	32
	Norfolk Southern Corp.	207	31
	Johnson Controls
	International plc	908	30
	Emerson Electric Co.	423	30
	Systemax Inc.	653	22
*	Gardner Denver Holdings Inc.	624	21
	Accenture plc Class A	131	20
	General Dynamics Corp.	101	20
	Northrop Grumman Corp.	59	19
	Donaldson Co. Inc.	378	18
*	Teledyne Technologies Inc.	62	12
*	Keysight Technologies Inc.	206	12
	Barnes Group Inc.	203	12
	Rollins Inc.	236	12
	Regal Beloit Corp.	145	12
	Curtiss-Wright Corp.	88	11

	Heidrick & Struggles
	International Inc.	283	11
*	NV5 Global Inc.	165	10
	Woodward Inc.	135	10
	Littelfuse Inc.	46	10
*	Zebra Technologies Corp.	65	10
	National Instruments Corp.	239	10
	Graco Inc.	219	10
	Deluxe Corp.	148	10
	McGrath RentCorp	151	10
	Kforce Inc.	290	10
	ITT Inc.	186	10
	EMCOR Group Inc.	125	9
	Landstar System Inc.	83	9
*	Navistar International Corp.	248	9
	MAXIMUS Inc.	151	9
	Crane Co.	110	9
	Barrett Business Services Inc.	105	9
	Mesa Laboratories Inc.	56	9
	IDEX Corp.	64	9
	Frontline Ltd.	1,536	9
*	Colfax Corp.	282	9
*	Engility Holdings Inc.	274	9
*	CBIZ Inc.	417	9
*	Genesee & Wyoming Inc.
	Class A	110	9
*	Kirby Corp.	94	9
	Douglas Dynamics Inc.	174	8
	US Ecology Inc.	132	8
	Genpact Ltd.	264	8
*	AECOM	228	8
*	DXP Enterprises Inc.	192	7
*	Covenant Transportation
	Group Inc. Class A	247	7
	Lincoln Electric Holdings Inc.	82	7
	Healthcare Services Group Inc.	203	7
*	International Seaways Inc.	348	7
*	Vectrus Inc.	226	7
*	Copart Inc.	132	7
*	Trimble Inc.	216	7
	Essendant Inc.	508	7
	Air Lease Corp. Class A	158	7
	TTEC Holdings Inc.	198	7
*	Thermon Group Holdings Inc.	303	7
	Hackett Group Inc.	429	7
	Encore Wire Corp.	142	7
*	InnerWorkings Inc.	781	7
	Marten Transport Ltd.	299	7
	BWX Technologies Inc.	102	7
	Nordson Corp.	54	7
	American Railcar Industries
	Inc.	163	7
	Spartan Motors Inc.	422	7

U.S. Liquidity Factor ETF

			Market
			Value•
	Shares		($000)
	Booz Allen Hamilton Holding
	Corp. Class A	144	6
	Columbus McKinnon Corp.	156	6
*	TriMas Corp.	225	6
*	MYR Group Inc.	162	6
	Standex International Corp.	63	6
	Brink’s Co.	79	6
*	Titan Machinery Inc.	336	6
	ICF International Inc.	86	6
*	Textainer Group Holdings Ltd.	357	6
	John Bean Technologies Corp.	68	6
*	Willdan Group Inc.	208	6
	Toro Co.	100	6
*	Energy Recovery Inc.	692	6
	Titan International Inc.	482	6
*	FARO Technologies Inc.	102	5
*	Lydall Inc.	130	5
	Raven Industries Inc.	144	5
*	Daseke Inc.	565	5
	Hubbell Inc. Class B	49	5
*	Conduent Inc.	267	5
	Kelly Services Inc. Class A	225	5
	Raytheon Co.	24	5
	Exponent Inc.	51	5
	Trinity Industries Inc.	144	5
	MTS Systems Corp.	94	5
	FLIR Systems Inc.	91	5
	Old Dominion Freight Line Inc.	31	5
	Tennant Co.	61	5
	Hyster-Yale Materials Handling
	Inc.	71	5
	Lockheed Martin Corp.	15	5
*	Navigant Consulting Inc.	191	5
*	CoStar Group Inc.	12	5
*	Aegion Corp. Class A	178	5
*	SEACOR Holdings Inc.	87	5
*	Commercial Vehicle Group Inc.	573	5
*	ASGN Inc.	59	5
	Mobile Mini Inc.	99	5
	UniFirst Corp.	25	4
	Federal Signal Corp.	184	4
	Robert Half International Inc.	69	4
*	Sykes Enterprises Inc.	156	4
	Costamare Inc.	592	4
	Franklin Electric Co. Inc.	92	4
	ACCO Brands Corp.	328	4
	ESCO Technologies Inc.	75	4
*	Casella Waste Systems Inc.
	Class A	174	4
*	Aqua Metals Inc.	1,177	4
*	Wesco Aircraft Holdings Inc.	355	4
	Primoris Services Corp.	151	4
	Kadant Inc.	40	4
	Brady Corp. Class A	100	4

	CIRCOR International Inc.	81	4
	Badger Meter Inc.	89	4
*	MasTec Inc.	82	4
	Jacobs Engineering Group Inc.	59	4
	AO Smith Corp.	60	4
	Copa Holdings SA Class A	34	4
*	Huron Consulting Group Inc.	93	4
	Multi-Color Corp.	54	4
	AZZ Inc.	86	4
*	Sterling Construction Co. Inc.	291	4
	Matson Inc.	107	4
	Carlisle Cos. Inc.	34	4
*	SP Plus Corp.	101	4
	Aircastle Ltd.	170	4
	Albany International Corp.	59	4
	Scorpio Bulkers Inc.	490	4
	Moog Inc. Class A	44	4
	GasLog Ltd.	199	4
	Quad/Graphics Inc.	180	4
	AGCO Corp.	54	3
	Sun Hydraulics Corp.	69	3
	Alamo Group Inc.	36	3
*	Astronics Corp.	94	3
	Altra Industrial Motion Corp.	80	3
	Kennametal Inc.	87	3
	Briggs & Stratton Corp.	167	3
*	Modine Manufacturing Co.	159	3
*	SPX Corp.	78	3
*	Harsco Corp.	106	3
	Cubic Corp.	36	2
	Pentair plc	55	2
	LSC Communications Inc.	189	2
*	SPX FLOW Inc.	50	2
*	CAI International Inc.	86	2
*	Advanced Disposal Services
	Inc.	79	2
*	nVent Electric plc	55	1
	Teekay Tankers Ltd. Class A	1,304	1
*	Hudson Technologies Inc.	629	1
			1,193
Technology (6.7%)
	HP Inc.	1,278	28
	Intuit Inc.	125	25
	Hewlett Packard Enterprise
	Co.	1,479	23
	Pegasystems Inc.	256	16
*	RealPage Inc.	217	13
*	CACI International Inc. Class A	73	12
*	Silicon Laboratories Inc.	106	11
*	VASCO Data Security
	International Inc.	507	11
*	EPAM Systems Inc.	88	11
	Entegris Inc.	304	11

U.S. Liquidity Factor ETF

			Market
			Value•
		Shares	($000)
	Dolby Laboratories Inc.
	Class A	166	10
*	Tyler Technologies Inc.	45	10
*	Aspen Technology Inc.	108	10
	Blackbaud Inc.	103	10
*	Loral Space &
	Communications Inc.	261	10
*	USA Technologies Inc.	734	10
	SYNNEX Corp.	92	10
*	Perficient Inc.	362	9
*	Ubiquiti Networks Inc.	109	9
*	Limelight Networks Inc.	1,816	9
	Monolithic Power Systems
	Inc.	66	9
*	Guidewire Software Inc.	93	9
*	Workiva Inc.	308	8
*	ScanSource Inc.	202	8
*	Endurance International
	Group Holdings Inc.	865	8
*	Harmonic Inc.	1,993	8
*	Ribbon Communications Inc.	1,247	8
*	Digimarc Corp.	242	7
*	KeyW Holding Corp.	721	7
*	PCM Inc.	536	7
*	ViaSat Inc.	104	7
	AVX Corp.	417	6
*	Atlassian Corp. plc Class A	99	6
	SS&C Technologies Holdings
	Inc.	124	6
*	Arrow Electronics Inc.	85	6
*	Nanometrics Inc.	144	6
*	MobileIron Inc.	1,338	6
*	Upland Software Inc.	160	6
	CDW Corp.	71	6
*	Presidio Inc.	399	5
*	Rubicon Project Inc.	2,238	5
*	ARRIS International plc	204	5
*	Benefitfocus Inc.	153	5
*	Rapid7 Inc.	161	5
*	LivePerson Inc.	260	5
*	Rudolph Technologies Inc.	150	5
*	Yext Inc.	318	5
*	Paycom Software Inc.	46	5
*	PDF Solutions Inc.	371	5
*	ePlus Inc.	51	5
	Amdocs Ltd.	68	5
*	EMCORE Corp.	886	5
	Science Applications
	International Corp.	51	5
*	Appfolio Inc.	76	4
*	Mitek Systems Inc.	515	4
*	A10 Networks Inc.	685	4
*	Integrated Device Technology
	Inc.	130	4

*	Photronics Inc.	487	4
	Cohu Inc.	174	4
	MKS Instruments Inc.	37	4
*	PROS Holdings Inc.	115	4
	Comtech Telecommunications
	Corp.	123	4
*	Vocera Communications Inc.	142	4
*	Immersion Corp.	250	4
*	Model N Inc.	209	4
	Leidos Holdings Inc.	62	4
*	Lattice Semiconductor Corp.	622	4
	Avnet Inc.	92	3
*	Tech Data Corp.	40	3
*	AXT Inc.	471	3
	Internap Corp.	298	3
*	Nuance Communications Inc.	227	3
*	Web.com Group Inc.	124	2
*	Diodes Inc.	70	2
	Monotype Imaging Holdings
	Inc.	92	2
			539
Utilities (5.5%)
	Sempra Energy	251	27
	American Electric Power Co.
	Inc.	373	25
	Exelon Corp.	590	24
*	T-Mobile US Inc.	421	23
*	Intelsat SA	1,149	21
	Dominion Energy Inc.	295	19
	ONE Gas Inc.	244	18
	Duke Energy Corp.	225	17
	NextEra Energy Inc.	87	14
	New Jersey Resources Corp.	320	14
	Spire Inc.	192	14
	Avangrid Inc.	252	13
	IDACORP Inc.	140	13
	ALLETE Inc.	168	13
	Hawaiian Electric Industries
	Inc.	365	13
	Southwest Gas Holdings Inc.	165	12
	Aqua America Inc.	348	12
	MDU Resources Group Inc.	425	12
	Atmos Energy Corp.	116	10
	UGI Corp.	198	10
	j2 Global Inc.	99	8
	Unitil Corp.	169	8
	SJW Group	126	8
*	United States Cellular Corp.	205	7
	Otter Tail Corp.	147	7
	Chesapeake Utilities Corp.	85	7
	OGE Energy Corp.	192	7
	Portland General Electric Co.	156	7
	Black Hills Corp.	112	7
	Southern Co.	137	6

U.S. Liquidity Factor ETF

		Market
		Value•
	Shares	($000)
Westar Energy Inc. Class A	108	6
Shenandoah
Telecommunications Co.	182	6
* Vistra Energy Corp.	229	6
ATN International Inc.	88	5
MGE Energy Inc.	79	5
* Globalstar Inc.	8,018	4
California Water Service
Group	97	4
Spark Energy Inc. Class A	377	4
IDT Corp. Class B	765	4
* Cincinnati Bell Inc.	245	3
Alliant Energy Corp.	44	2
		445
Total Common Stocks
(Cost $7,519)		7,992
Temporary Cash Investment (0.5%)
Money Market Fund (0.5%)
1	Vanguard Market Liquidity Fund,
1.961% (Cost $37)	368	37
Total Investments (99.9%)
(Cost $7,556)		8,029

		Amount
		($000)
Other Assets and Liabilities (0.1%)
Other Assets
Investment in Vanguard		1
Receivables for Accrued Income		10
Total Other Assets		11
Liabilities
Payables to Vanguard		(1)
Total Liabilities		(1)
Net Assets (100%)
Applicable to 100,000 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)		8,039
Net Asset Value Per Share		$80.39

At May 31, 2018, net assets consisted of:
Amount
($000)
Paid-in Capital	7,500
Undistributed Net Investment Income	40
Accumulated Net Realized Gains	26
Unrealized Appreciation (Depreciation)	473
Net Assets	8,039

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate
shown is the 7-day yield.
REIT—Real Estate Investment Trust.

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Liquidity Factor ETF

Statement of Operations

February13,2018[1] to
May 31, 2018
($000)
Investment Income
Income
Dividends	43
Interest [2]	—
Total Income	43
Expenses
The Vanguard Group—Note B
Management and Administrative	—
Marketing and Distribution	—
Custodian Fees	2
Shareholders’ Reports	1
Total Expenses	3
Net Investment Income	40
Realized Net Gain (Loss) on Investment Securities Sold[2]	26
Change in Unrealized Appreciation (Depreciation)[2]	473
Net Increase (Decrease) in Net Assets Resulting from Operations	539

1 Inception.
2 Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were each less than $1,000. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Liquidity Factor ETF

Statement of Changes in Net Assets

February13,2018[1] to
May 31, 2018
($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	40
Realized Net Gain (Loss)	26
Change in Unrealized Appreciation (Depreciation)	473
Net Increase (Decrease) in Net Assets Resulting from Operations	539
Distributions
Net Investment Income	—
Realized Capital Gain	—
Total Distributions	—
Capital Share Transactions
Issued	7,500
Issued in Lieu of Cash Distributions	—
Redeemed	—
Net Increase (Decrease) from Capital Share Transactions	7,500
Total Increase (Decrease)	8,039
Net Assets
Beginning of Period	—
End of Period[2]	8,039
1 Inception.
2 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $40,000.

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Liquidity Factor ETF

Financial Highlights

February 13, 2018[1] to
For a Share Outstanding Throughout the Period	May 31, 2018
Net Asset Value, Beginning of Period	$75.00
Investment Operations
Net Investment Income[2]	.400
Net Realized and Unrealized Gain (Loss) on Investments	4.990
Total from Investment Operations	5.390
Distributions
Dividends from Net Investment Income	—
Distributions from Realized Capital Gains	—
Total Distributions	—
Net Asset Value, End of Period	$80.39

Total Return	7.19%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$8
Ratio of Total Expenses to Average Net Assets	0.13%[3]
Ratio of Net Investment Income to Average Net Assets	1.67%[3]
Portfolio Turnover Rate	18%[3]
1 Inception.
2 Calculated based on average shares outstanding.
3 Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Liquidity Factor ETF

Notes to Financial Statements

Vanguard U.S. Liquidity Factor ETF is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. ETF Shares are listed for trading on Cboe BZX Exchange; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2. Federal Income Taxes: The fund intends to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for the period ended May 31, 2018, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees, and generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At May 31, 2018, the fund had contributed to Vanguard capital in the amount of $1,000, representing 0.01% of the fund’s net assets and 0.00% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

U.S. Liquidity Factor ETF

At May 31, 2018, 100% of the market value of the fund’s investments was determined based on Level 1 inputs.

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

At May 31, 2018, the cost of investment securities for tax purposes was $7,556,000. Net unrealized appreciation of investment securities for tax purposes was $473,000, consisting of unrealized gains of $697,000 on securities that had risen in value since their purchase and $224,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the period ended May 31, 2018, the fund purchased $8,057,000 of investment securities and sold $564,000 of investment securities, other than temporary cash investments.

F. Capital shares issued and redeemed were:

February 13, 2018[1] to
May 31, 2018
Shares
(000)
Issued	100
Issued in Lieu of Cash Distributions	—
Redeemed	—
Net Increase (Decrease) in Shares Outstanding	100
1 Inception.

At May 31, 2018, one shareholder was the record or beneficial owner of 61% of the fund’s net assets. If the shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio.

G. Management has determined that no events or transactions occurred subsequent to May 31, 2018, that would require recognition or disclosure in these financial statements.

U.S. Minimum Volatility ETF

Fund Profile
As of May 31, 2018

Portfolio Characteristics
		Russell
		3000
	Fund	Index
Number of Stocks	164	2,941
Median Market Cap	$9.6B	$66.7B
Price/Earnings Ratio	19.9x	20.8x
Price/Book Ratio	2.3x	3.0x
Return on Equity	11.3%	15.0%
Earnings Growth
Rate	3.5%	7.9%
Dividend Yield	2.5%	1.8%
Foreign Holdings	0.0%	0.0%
Turnover Rate
(Annualized)	2%	—
Ticker Symbol	VFMV	—
Expense Ratio[1]	0.13%	—
30-Day SEC Yield	2.47%	—
Short-Term Reserves	-0.1%	—

Sector Diversification (% of equity exposure)
		Russell
		3000
	Fund	Index
Consumer Discretionary	18.1%	14.3%
Consumer Staples	8.5	5.3
Energy	6.8	6.0
Financial Services	22.0	21.1
Health Care	10.8	13.2
Materials & Processing	2.2	3.8
Producer Durables	7.9	10.8
Technology	16.3	21.0
Utilities	7.4	4.5

Sector categories are based on the Russell Global Sectors (“RGS”), except for the “Other” category (if applicable), which includes securities that have not been provided a RGS classification as of the effective reporting period.

Ten Largest Holdings (% of total net assets)
Vector Group Ltd.	Tobacco	1.5%
Phillips 66	Oil: Refining &
	Marketing	1.5
Progressive Corp.	Insurance:
	Property-Casualty	1.3
Dollar General Corp.	Diversified Retail	1.2
Genpact Ltd.	Back Office Support
	HR & Consulting	1.2
White Mountains	Insurance:
Insurance Group Ltd.	Property-Casualty	1.2
Ecolab Inc.	Chemicals:
	Diversified	1.2
Estee Lauder Cos. Inc.	Cosmetics	1.2
Starwood Property Trust
Inc.	Mortgage REITs	1.2
Chevron Corp.	Oil: Integrated	1.2
Top Ten		12.7%
The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratio shown is from the prospectus dated February 13, 2018, and represents estimated costs for the current fiscal year. For the period from inception through May 31, 2018, the annualized expense ratio was 0.13%.

U.S. Minimum Volatility ETF

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Period Total Returns (%): February 13, 2018, Through May 31, 2018

Total Returns: Period Ended March 31, 2018
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	Since
	Date	Inception
ETF Shares	2/13/2018
Market Price		3.48%
Net Asset Value		3.41

See Financial Highlights for dividend and capital gains information.

U.S. Minimum Volatility ETF

Financial Statements (unaudited)

Statement of Net Assets
As of May 31, 2018

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (99.2%)[1]
Consumer Discretionary (18.0%)
	Dollar General Corp.	1,430	125
	Estee Lauder Cos. Inc.
	Class A	813	122
	TJX Cos. Inc.	1,325	120
*	Bright Horizons Family
	Solutions Inc.	1,170	118
	Callaway Golf Co.	5,970	113
*	Etsy Inc.	3,021	98
	Scholastic Corp.	2,085	94
*	Madison Square Garden Co.
	Class A	341	89
	Hasbro Inc.	994	86
	McDonald’s Corp.	441	71
	John Wiley & Sons Inc.
	Class A	1,002	68
	Tapestry Inc.	1,411	62
*	Booking Holdings Inc.	27	57
	PriceSmart Inc.	635	54
	Columbia Sportswear Co.	592	52
*	XO Group Inc.	1,577	51
*	Lululemon Athletica Inc.	468	49
	Service Corp. International	1,282	47
	Cable One Inc.	72	47
*	Michael Kors Holdings Ltd.	708	41
*	Qurate Retail Group Inc. QVC
	Group Class A	1,746	36
*	Red Robin Gourmet Burgers
	Inc.	685	34
	VF Corp.	260	21
	New Media Investment
	Group Inc.	1,241	21
	Walt Disney Co.	205	20
	Johnson Outdoors Inc.
	Class A	242	18
	New York Times Co. Class A	676	15
	World Wrestling
	Entertainment Inc. Class A	229	13

	Churchill Downs Inc.	44	13
*	Monarch Casino & Resort Inc.	257	11
*	Instructure Inc.	228	10
	Omnicom Group Inc.	127	9
	Acushnet Holdings Corp.	253	6
*	Amazon.com Inc.	3	5
*	Deckers Outdoor Corp.	41	5
	Nutrisystem Inc.	89	3
			1,804
Consumer Staples (8.4%)
	Vector Group Ltd.	7,737	150
	Constellation Brands Inc.
	Class A	521	116
	Procter & Gamble Co.	1,370	100
	Colgate-Palmolive Co.	1,570	99
	Altria Group Inc.	1,710	95
*	USANA Health Sciences Inc.	608	71
	Universal Corp.	1,042	69
	Philip Morris International Inc.	703	56
	Turning Point Brands Inc.	1,698	46
	Church & Dwight Co. Inc.	612	29
	Coca-Cola Co.	184	8
			839
Energy (6.8%)
	Phillips 66	1,288	150
	Chevron Corp.	965	120
	Exxon Mobil Corp.	1,445	117
	Occidental Petroleum Corp.	1,233	104
*	Renewable Energy Group Inc.	5,114	91
	Evolution Petroleum Corp.	5,310	51
	Cabot Oil & Gas Corp.	1,046	24
*	Par Pacific Holdings Inc.	1,175	21
			678
Financial Services (21.8%)
	Progressive Corp.	2,097	130
	White Mountains Insurance
	Group Ltd.	136	123
	Starwood Property Trust Inc.	5,544	120

U.S. Minimum Volatility ETF

			Market
			Value•
		Shares	($000)
*	Equity Commonwealth	3,833	119
	AG Mortgage Investment
	Trust Inc.	6,197	117
	Apollo Commercial Real
	Estate Finance Inc.	6,186	115
	AGNC Investment Corp.	5,893	111
	Easterly Government
	Properties Inc.	5,356	108
	Aon plc	683	96
	RBB Bancorp	3,093	94
	Kearny Financial Corp.	6,314	91
	Oritani Financial Corp.	5,193	83
	Marsh & McLennan Cos. Inc.	1,005	81
	Fidelity National Information
	Services Inc.	784	80
	Ladder Capital Corp. Class A	4,609	72
	Highwoods Properties Inc.	1,480	71
	Brown & Brown Inc.	2,534	70
	MFA Financial Inc.	8,715	68
	Annaly Capital Management
	Inc.	6,042	63
	Aflac Inc.	1,212	55
	Granite Point Mortgage
	Trust Inc.	2,866	52
	PennyMac Mortgage
	Investment Trust	2,694	50
*	St. Joe Co.	2,417	43
	Two Harbors Investment
	Corp.	2,453	38
	Washington REIT	963	28
	Orchid Island Capital Inc.	2,826	21
	Southern National Bancorp
	of Virginia Inc.	1,141	20
	Duke Realty Corp.	693	19
	TPG RE Finance Trust Inc.	888	18
*	Forestar Group Inc.	613	14
	CBTX Inc.	259	8
	Equity LifeStyle Properties Inc.	75	7
	FirstCash Inc.	50	5
			2,190
Health Care (10.7%)
	Zoetis Inc.	1,404	118
*	Laboratory Corp. of America
	Holdings	629	114
	Cigna Corp.	660	112
	Quest Diagnostics Inc.	963	103
	Johnson & Johnson	845	101
	US Physical Therapy Inc.	956	89
*	Providence Service Corp.	1,132	81
*	Geron Corp.	19,149	78
*	Triple-S Management Corp.
	Class B	2,059	75
	STERIS plc	703	73
*	Myriad Genetics Inc.	1,047	38

	Eli Lilly & Co.	249	21
	Bio-Techne Corp.	120	18
*	Ligand Pharmaceuticals Inc.	61	12
	Pfizer Inc.	304	11
	Merck & Co. Inc.	149	9
*	Eagle Pharmaceuticals Inc.	122	8
	Chemed Corp.	23	7
*	LHC Group Inc.	58	4
			1,072
Materials & Processing (2.2%)
	Ecolab Inc.	852	122
	International Flavors &
	Fragrances Inc.	364	44
	Royal Gold Inc.	416	37
	Newmont Mining Corp.	444	17
			220
Producer Durables (7.8%)
	Genpact Ltd.	4,147	124
	Raytheon Co.	535	112
	AMETEK Inc.	1,514	111
*	ExlService Holdings Inc.	1,907	108
	Ship Finance International
	Ltd.	6,351	90
*	Conduent Inc.	3,754	72
	L3 Technologies Inc.	341	68
*	CoStar Group Inc.	116	44
	Northrop Grumman Corp.	119	39
	Accenture plc Class A	69	11
*	Eagle Bulk Shipping Inc.	898	5
*	Daseke Inc.	282	3
			787
Technology (16.2%)
	Motorola Solutions Inc.	1,105	119
	CA Inc.	3,274	117
	Amdocs Ltd.	1,681	113
	Harris Corp.	716	108
*	VeriSign Inc.	793	103
*	NetScout Systems Inc.	3,273	88
	Cognizant Technology
	Solutions Corp. Class A	1,013	76
*	Palo Alto Networks Inc.	359	75
*	CommScope Holding Co.
	Inc.	2,287	67
*	Viavi Solutions Inc.	6,809	65
*	TechTarget Inc.	2,305	62
*	Alarm.com Holdings Inc.	1,282	57
	ADTRAN Inc.	4,046	56
*	ChannelAdvisor Corp.	3,424	51
*	Bottomline Technologies de
	Inc.	1,045	50
*	Sigma Designs Inc.	8,007	50
*	Synopsys Inc.	549	48
	Cisco Systems Inc.	1,091	47
*	F5 Networks Inc.	226	39

U.S. Minimum Volatility ETF

			Market
			Value•
		Shares	($000)
*	Blucora Inc.	911	35
*	Q2 Holdings Inc.	579	33
*	SPS Commerce Inc.	424	32
*	Model N Inc.	1,611	29
*	Arista Networks Inc.	81	20
	InterDigital Inc.	235	19
*	Tucows Inc. Class A	257	16
*	Tableau Software Inc. Class A	153	15
*	Hortonworks Inc.	722	13
	Plantronics Inc.	115	8
*	Workiva Inc.	229	6
*	EchoStar Corp. Class A	96	4
			1,621
Utilities (7.3%)
	CMS Energy Corp.	2,559	118
	Xcel Energy Inc.	2,526	115
	American Electric Power
	Co. Inc.	1,692	115
	Duke Energy Corp.	1,439	111
	Southern Co.	2,310	104
	NextEra Energy Inc.	350	58
	ALLETE Inc.	653	50
	Consolidated Edison Inc.	386	30
	Public Service Enterprise
	Group Inc.	527	28
	Hawaiian Electric Industries
	Inc.	126	5
			734
Total Common Stocks
(Cost $9,495)			9,945
Temporary Cash Investment (0.7%)[1]
Money Market Fund (0.7%)
2	Vanguard Market Liquidity Fund,
	1.961% (Cost $71)	710	71
Total Investments (99.9%)
(Cost $9,566)			10,016

Amount
($000)
Other Assets and Liabilities (0.1%)
Other Assets
Investment in Vanguard	1
Receivables for Accrued Income	12
Other Assets [3]	4
Total Other Assets	17
Liabilities
Payables to Vanguard	(1)
Variation Margin Payable—Futures Contracts	(1)
Other Liabilities	(1)
Total Liabilities	(3)
Net Assets (100%)
Applicable to 125,000 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	10,030
Net Asset Value Per Share	$80.24

At May 31, 2018, net assets consisted of:
Amount
($000)
Paid-in Capital	9,505
Undistributed Net Investment Income	59
Accumulated Net Realized Gains	11
Unrealized Appreciation (Depreciation)
Investment Securities	450
Futures Contracts	5
Net Assets	10,030

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity
markets through the use of index futures contracts. After
giving effect to futures investments, the fund’s effective
common stock and temporary cash investment positions
represent 100.0% and -0.1%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate
shown is the 7-day yield.
3 Cash of $4,000 has been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

U.S. Minimum Volatility ETF

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
($000)
Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	June 2018	1	82	5

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Minimum Volatility ETF

Statement of Operations

February13,2018[1] to
May 31, 2018
($000)
Investment Income
Income
Dividends	62
Interest [2]	—
Total Income	62
Expenses
The Vanguard Group—Note B
Management and Administrative	2
Marketing and Distribution	—
Custodian Fees	—
Shareholders’ Reports	1
Total Expenses	3
Net Investment Income	59
Realized Net Gain (Loss)
Investment Securities Sold [2]	11
Futures Contracts	—
Realized Net Gain (Loss)	11
Change in Unrealized Appreciation (Depreciation)
Investment Securities [2]	450
Futures Contracts	5
Change in Unrealized Appreciation (Depreciation)	455
Net Increase (Decrease) in Net Assets Resulting from Operations	525

1 Inception.
2 Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were each less than $1,000. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Minimum Volatility ETF

Statement of Changes in Net Assets

February13,2018[1] to
May 31, 2018
($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	59
Realized Net Gain (Loss)	11
Change in Unrealized Appreciation (Depreciation)	455
Net Increase (Decrease) in Net Assets Resulting from Operations	525
Distributions
Net Investment Income	—
Realized Capital Gain	—
Total Distributions	—
Capital Share Transactions
Issued	9,505
Issued in Lieu of Cash Distributions	—
Redeemed	—
Net Increase (Decrease) from Capital Share Transactions	9,505
Total Increase (Decrease)	10,030
Net Assets
Beginning of Period	—
End of Period[2]	10,030
1 Inception.
2 Net Assets – End of Period includes undistributed (overdistributed) net investment income of $59,000.

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Minimum Volatility ETF

Financial Highlights

February 13, 2018[1] to
For a Share Outstanding Throughout the Period	May 31, 2018
Net Asset Value, Beginning of Period	$75.00
Investment Operations
Net Investment Income[2]	.589
Net Realized and Unrealized Gain (Loss) on Investments	4.651
Total from Investment Operations	5.240
Distributions
Dividends from Net Investment Income	—
Distributions from Realized Capital Gains	—
Total Distributions	—
Net Asset Value, End of Period	$80.24

Total Return	6.99%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$10
Ratio of Total Expenses to Average Net Assets	0.13%[3]
Ratio of Net Investment Income to Average Net Assets	2.57%[3]
Portfolio Turnover Rate	2% [3]
1 Inception.
2 Calculated based on average shares outstanding.
3 Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Minimum Volatility ETF

Notes to Financial Statements

Vanguard U.S. Minimum Volatility ETF is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. ETF Shares are listed for trading on Cboe BZX Exchange; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the period ended May 31, 2018, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

3. Federal Income Taxes: The fund intends to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for the period ended May 31, 2018, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

U.S. Minimum Volatility ETF

5. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees, and generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At May 31, 2018, the fund had contributed to Vanguard capital in the amount of $1,000, representing 0.01% of the fund’s net assets and 0.00% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

At May 31, 2018, 100% of the market value of the fund’s investments was determined based on Level 1 inputs.

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

At May 31, 2018, the cost of investment securities for tax purposes was $9,566,000. Net unrealized appreciation of investment securities for tax purposes was $450,000, consisting of unrealized gains of $641,000 on securities that had risen in value since their purchase and $191,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the period ended May 31, 2018, the fund purchased $9,534,000 of investment securities and sold $50,000 of investment securities, other than temporary cash investments.

U.S. Minimum Volatility ETF

F. Capital shares issued and redeemed were:

February 13, 2018[1] to
May 31, 2018
Shares
(000)
Issued	125
Issued in Lieu of Cash Distributions	—
Redeemed	—
Net Increase (Decrease) in Shares Outstanding	125
1 Inception.

G. Management has determined that no events or transactions occurred subsequent to May 31, 2018, that would require recognition or disclosure in these financial statements.

U.S. Momentum Factor ETF

Fund Profile
As of May 31, 2018

Portfolio Characteristics
		Russell
		3000
	Fund	Index
Number of Stocks	727	2,941
Median Market Cap	$11.3B	$66.7B
Price/Earnings Ratio	24.5x	20.8x
Price/Book Ratio	4.4x	3.0x
Return on Equity	12.8%	15.0%
Earnings Growth
Rate	10.5%	7.9%
Dividend Yield	0.8%	1.8%
Foreign Holdings	0.0%	0.0%
Turnover Rate
(Annualized)	48%	—
Ticker Symbol	VFMO	—
Expense Ratio[1]	0.13%	—
30-Day SEC Yield	0.76%	—
Short-Term Reserves	0.5%	—

Sector Diversification (% of equity exposure)
		Russell
		3000
	Fund	Index
Consumer Discretionary	18.0%	14.3%
Consumer Staples	1.8	5.3
Energy	4.0	6.0
Financial Services	18.2	21.1
Health Care	17.2	13.2
Materials & Processing	4.1	3.8
Other	0.3	0.0
Producer Durables	12.8	10.8
Technology	22.4	21.0
Utilities	1.2	4.5

Sector categories are based on the Russell Global Sectors (“RGS”), except for the “Other” category (if applicable), which includes securities that have not been provided a RGS classification as of the effective reporting period.

Ten Largest Holdings (% of total net assets)
Micron Technology Inc.	Semiconductors &
	Components	1.2%
Netflix Inc.	Specialty Retail	1.1
NVIDIA Corp.	Semiconductors &
	Components	1.1
Adobe Systems Inc.	Computer Services
	Software & Systems	1.1
Intel Corp.	Semiconductors &
	Components	1.0
Estee Lauder Cos. Inc.	Cosmetics	1.0
Marathon Petroleum	Oil: Refining &
Corp.	Marketing	1.0
Mastercard Inc.	Financial Data &
	Systems	1.0
Progressive Corp.	Insurance:
	Property-Casualty	1.0
Intuit Inc.	Computer Services
	Software & Systems	1.0
Top Ten		10.5%
The holdings listed exclude any temporary cash investments andequity index products.

1 The expense ratio shown is from the prospectus dated February 13, 2018, and represents estimated costs for the current fiscal year. For the period from inception through May 31, 2018, the annualized expense ratio was 0.13%.

U.S. Momentum Factor ETF

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Period Total Returns (%): February 13, 2018, Through May 31, 2018

Total Returns: Period Ended March 31, 2018
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	Since
	Date	Inception
ETF Shares	2/13/2018
Market Price		2.01%
Net Asset Value		1.93

See Financial Highlights for dividend and capital gains information.

U.S. Momentum Factor ETF

Financial Statements (unaudited)

Statement of Net Assets
As of May 31, 2018

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (99.4%)
Consumer Discretionary (17.9%)
*	Netflix Inc.	380	134
	Estee Lauder Cos. Inc.
	Class A	789	118
*	Amazon.com Inc.	47	77
	Marriott International Inc.
	Class A	525	71
	VF Corp.	875	71
*	2U Inc.	594	56
	Las Vegas Sands Corp.	641	52
	New York Times Co.
	Class A	2,048	47
*	Carvana Co. Class A	1,557	45
*	American Public Education
	Inc.	1,005	43
	Tapestry Inc.	885	39
	Target Corp.	429	31
*	Scientific Games Corp.	459	27
	Buckle Inc.	1,050	27
*	eBay Inc.	642	24
	Home Depot Inc.	127	24
	Ralph Lauren Corp. Class A	162	22
	Churchill Downs Inc.	69	21
	Wynn Resorts Ltd.	104	20
	Boyd Gaming Corp.	524	20
*	Crocs Inc.	1,072	19
	PVH Corp.	118	19
*	Michael Kors Holdings Ltd.	313	18
*	NVR Inc.	6	18
*	Boot Barn Holdings Inc.	756	18
	Kohl’s Corp.	267	18
*	Wayfair Inc.	192	18
*	Etsy Inc.	534	17
*	Penn National Gaming Inc.	501	17
	World Wrestling
	Entertainment Inc. Class A	292	17
	Best Buy Co. Inc.	241	16
*	Cimpress NV	117	16

*	RH	160	16
	Hilton Worldwide Holdings
	Inc.	191	15
*	Weight Watchers
	International Inc.	202	15
*	QuinStreet Inc.	1,105	15
*	Chegg Inc.	537	15
*	At Home Group Inc.	426	15
*	Ollie’s Bargain Outlet Holdings
	Inc.	206	15
*	LGI Homes Inc.	239	15
	Abercrombie & Fitch Co.	606	14
*	Grand Canyon Education Inc.	124	14
	Wingstop Inc.	272	14
*	SiteOne Landscape Supply Inc.	181	14
*	Lululemon Athletica Inc.	130	14
*	Burlington Stores Inc.	93	14
	Walmart Inc.	164	14
	DR Horton Inc.	318	13
	Marriott Vacations Worldwide
	Corp.	109	13
	Yum! Brands Inc.	161	13
*	Hilton Grand Vacations Inc.	329	13
	Guess? Inc.	663	13
*	Eldorado Resorts Inc.	286	13
*	Skechers U.S.A. Inc. Class A	442	13
	Dollar General Corp.	146	13
	Polaris Industries Inc.	113	13
*	ServiceMaster Global Holdings
	Inc.	221	13
*	Dollar Tree Inc.	152	13
*	Live Nation Entertainment Inc.	293	12
	Texas Roadhouse Inc. Class A	201	12
	Hyatt Hotels Corp. Class A	150	12
*	Urban Outfitters Inc.	295	12
*	Instructure Inc.	274	12
	Tiffany & Co.	89	12
	Carter’s Inc.	105	11
*	MCBC Holdings Inc.	380	11

U.S. Momentum Factor ETF

			Market
			Value•
	Shares		($000)
	Choice Hotels International Inc.	139	11
*	Monarch Casino & Resort Inc.	246	11
*	Shutterfly Inc.	115	11
*	Bright Horizons Family
	Solutions Inc.	105	11
	Wyndham Worldwide Corp.	96	10
*	Stamps.com Inc.	41	10
*	Conn’s Inc.	443	10
	Aptiv plc	104	10
*	Planet Fitness Inc. Class A	253	10
*	Floor & Decor Holdings Inc.
	Class A	208	10
*	Care.com Inc.	470	10
	News Corp. Class A	630	9
*	Overstock.com Inc.	280	9
*	Malibu Boats Inc. Class A	215	9
	Columbia Sportswear Co.	105	9
	Gap Inc.	326	9
	Johnson Outdoors Inc. Class A	120	9
	Yum China Holdings Inc.	231	9
*	Five Below Inc.	126	9
*	G-III Apparel Group Ltd.	211	9
	Tailored Brands Inc.	265	9
*	Stoneridge Inc.	275	9
*	Career Education Corp.	561	9
*	ZAGG Inc.	559	8
	PulteGroup Inc.	278	8
	Lear Corp.	42	8
*	Deckers Outdoor Corp.	71	8
*	TRI Pointe Group Inc.	465	8
	Movado Group Inc.	162	8
*	America’s Car-Mart Inc.	127	8
	Red Rock Resorts Inc. Class A	230	8
	Toll Brothers Inc.	199	8
	KB Home	297	8
*	LKQ Corp.	240	8
*	Regis Corp.	429	7
	International Game
	Technology plc	295	7
	Ross Stores Inc.	92	7
	Royal Caribbean Cruises Ltd.	69	7
	Garmin Ltd.	120	7
*	Lands’ End Inc.	363	7
*	Cavco Industries Inc.	34	7
	Oxford Industries Inc.	81	7
	Citi Trends Inc.	219	7
	Steven Madden Ltd.	123	6
	Inter Parfums Inc.	119	6
	Gannett Co. Inc.	598	6
	BorgWarner Inc.	128	6
*	M/I Homes Inc.	219	6
	Service Corp. International	164	6
	Callaway Golf Co.	315	6
*	Qurate Retail Group Inc. QVC
	Group Class A	293	6

	Wolverine World Wide Inc.	177	6
	Ruth’s Hospitality Group Inc.	222	6
*	Adtalem Global Education Inc.	120	6
	American Eagle Outfitters Inc.	249	6
*	Madison Square Garden Co.
	Class A	21	6
	Acushnet Holdings Corp.	225	5
	Dine Brands Global Inc.	83	5
	Dana Inc.	235	5
	Bloomin’ Brands Inc.	238	5
*	Golden Entertainment Inc.	165	5
	John Wiley & Sons Inc.
	Class A	73	5
*	Drive Shack Inc.	745	5
*	Taylor Morrison Home Corp.
	Class A	208	4
	International Speedway Corp.
	Class A	106	4
*	Fox Factory Holding Corp.	110	4
*	Meritor Inc.	200	4
	Dillard’s Inc. Class A	50	4
	New Media Investment Group
	Inc.	222	4
*	Meritage Homes Corp.	80	4
	Children’s Place Inc.	27	3
	Lennar Corp. Class A	62	3
*	American Woodmark Corp.	30	3
*	Avis Budget Group Inc.	78	3
*	Zumiez Inc.	105	3
*	Eros International plc	173	2
	Domino’s Pizza Inc.	9	2
*	Vera Bradley Inc.	168	2
*	Century Communities Inc.	64	2
*	Sleep Number Corp.	66	2
*	William Lyon Homes Class A	73	2
			2,177
Consumer Staples (1.8%)
	Constellation Brands Inc.
	Class A	163	36
*	Monster Beverage Corp.	522	27
	Medifast Inc.	129	19
*	Herbalife Nutrition Ltd.	298	15
	Lamb Weston Holdings Inc.	237	15
	Brown-Forman Corp. Class B	256	14
*	USANA Health Sciences Inc.	93	11
	MGP Ingredients Inc.	122	11
	Nu Skin Enterprises Inc.
	Class A	113	9
	Tyson Foods Inc. Class A	135	9
	PetMed Express Inc.	238	9
*	Freshpet Inc.	340	8
*	Boston Beer Co. Inc. Class A	30	8
*	Chefs’ Warehouse Inc.	275	8
	Calavo Growers Inc.	83	7

U.S. Momentum Factor ETF

			Market
			Value•
	Shares		($000)
*	Performance Food Group Co.	201	7
*	Sprouts Farmers Market Inc.	269	6
	WD-40 Co.	18	2
			221
Energy (4.0%)
	Marathon Petroleum Corp.	1,491	118
	Valero Energy Corp.	638	77
	ConocoPhillips	912	61
	HollyFrontier Corp.	422	32
*	First Solar Inc.	306	21
	Peabody Energy Corp.	397	17
*	W&T Offshore Inc.	2,419	17
*	Denbury Resources Inc.	3,058	13
*	WildHorse Resource
	Development Corp.	476	13
*	California Resources Corp.	337	12
	Delek US Holdings Inc.	216	12
*	Continental Resources Inc.	164	11
	PBF Energy Inc. Class A	232	11
*	Mammoth Energy Services
	Inc.	262	10
*	Sunrun Inc.	810	10
	CVR Energy Inc.	255	10
	Warrior Met Coal Inc.	350	9
*	Talos Energy Inc.	212	7
	Arch Coal Inc. Class A	81	7
*	HighPoint Resources Corp.	839	6
*	Ring Energy Inc.	369	5
	Diamondback Energy Inc.	27	3
*	Apergy Corp.	45	2
			484
Financial Services (18.1%)
	Mastercard Inc. Class A	619	118
	Progressive Corp.	1,881	117
	S&P Global Inc.	568	112
	CME Group Inc.	688	112
	TD Ameritrade Holding Corp.	1,891	112
	Moody’s Corp.	598	102
*	PayPal Holdings Inc.	963	79
*	LendingTree Inc.	205	53
	Broadridge Financial Solutions
	Inc.	449	52
	Visa Inc. Class A	393	51
	BlackRock Inc.	92	49
	Hanover Insurance Group Inc.	404	49
	JPMorgan Chase & Co.	437	47
	PNC Financial Services Group
	Inc.	323	46
*	FleetCor Technologies Inc.	225	45
	FirstCash Inc.	471	43
	Crown Castle International
	Corp.	335	35
	Bank of America Corp.	1,181	34
*	Square Inc.	477	28

	Charles Schwab Corp.	421	23
	TransUnion	322	22
*	SVB Financial Group	70	22
	Comerica Inc.	225	21
*	Credit Acceptance Corp.	57	20
	Zions Bancorporation	338	19
	Interactive Brokers Group Inc.	247	18
*	Bancorp Inc.	1,575	18
*	Zillow Group Inc.	277	16
	T. Rowe Price Group Inc.	133	16
	Regions Financial Corp.	866	16
	Hamilton Lane Inc. Class A	337	16
*	SBA Communications Corp.
	Class A	99	16
	Umpqua Holdings Corp.	652	15
	LPL Financial Holdings Inc.	211	14
	TCF Financial Corp.	551	14
*	Western Alliance Bancorp	233	14
*	E*TRADE Financial Corp.	220	14
	MSCI Inc. Class A	85	14
*	Trupanion Inc.	428	14
*	Triumph Bancorp Inc.	324	13
	Total System Services Inc.	156	13
	First American Financial Corp.	249	13
	Virtu Financial Inc. Class A	417	13
*	WEX Inc.	73	13
*	Enova International Inc.	380	13
	FNF Group	345	13
	Rayonier Inc.	328	13
*	NMI Holdings Inc. Class A	763	13
	Cboe Global Markets Inc.	130	13
	SEI Investments Co.	191	12
*	World Acceptance Corp.	110	12
*	Green Dot Corp. Class A	160	11
	Opus Bank	371	11
	Kemper Corp.	141	11
	Bank of NT Butterfield & Son
	Ltd.	228	11
	Synovus Financial Corp.	200	11
	Primerica Inc.	109	11
	Jones Lang LaSalle Inc.	65	11
	Morningstar Inc.	88	11
*	Health Insurance Innovations
	Inc. Class A	316	10
	Carolina Financial Corp.	225	10
	Ameriprise Financial Inc.	71	10
*	CBRE Group Inc. Class A	205	9
	Jack Henry & Associates Inc.	75	9
*	Forestar Group Inc.	395	9
	Global Payments Inc.	80	9
	Fifth Third Bancorp	282	9
*	EZCORP Inc. Class A	694	9
	Lazard Ltd. Class A	165	8
	Eaton Vance Corp.	156	8
	Ally Financial Inc.	322	8

U.S. Momentum Factor ETF

			Market
			Value•
	Shares		($000)
	Voya Financial Inc.	157	8
	Houlihan Lokey Inc. Class A	164	8
	BGC Partners Inc. Class A	692	8
*	BofI Holding Inc.	188	8
	HFF Inc. Class A	229	8
	ConnectOne Bancorp Inc.	277	7
*	CorePoint Lodging Inc.	257	7
*	Worldpay Inc. Class A	90	7
	Kinsale Capital Group Inc.	134	7
	Moelis & Co. Class A	115	7
	Brown & Brown Inc.	244	7
	FB Financial Corp.	161	7
	PJT Partners Inc.	118	7
	Heritage Financial Corp.	196	6
*	Flagstar Bancorp Inc.	176	6
	Artisan Partners Asset
	Management Inc. Class A	179	6
	Cohen & Steers Inc.	145	6
	Meta Financial Group Inc.	48	5
	Federal Agricultural Mortgage
	Corp.	58	5
*	Marcus & Millichap Inc.	144	5
*	MGIC Investment Corp.	500	5
	Pebblebrook Hotel Trust	127	5
	Evercore Inc. Class A	49	5
	Heritage Insurance Holdings
	Inc.	302	5
*	Fair Isaac Corp.	27	5
	First Citizens BancShares Inc.
	Class A	11	5
	Independent Bank Group Inc.	63	5
	Selective Insurance Group Inc.	83	5
*	eHealth Inc.	214	5
*	PennyMac Financial Services
	Inc. Class A	225	5
*	Ocwen Financial Corp.	991	4
	Piper Jaffray Cos.	57	4
	Universal Insurance Holdings
	Inc.	119	4
	Green Bancorp Inc.	181	4
	Federated Investors Inc.
	Class B	166	4
	WisdomTree Investments Inc.	357	4
*	Altisource Portfolio Solutions
	SA	132	4
*	Essent Group Ltd.	109	4
	East West Bancorp Inc.	50	3
	M&T Bank Corp.	20	3
	United Insurance Holdings
	Corp.	99	2
	Ryman Hospitality Properties
	Inc.	24	2
	SunTrust Banks Inc.	29	2
			2,205

Health Care (17.1%)
	Zoetis Inc.	1,344	112
*	Intuitive Surgical Inc.	175	80
*	Illumina Inc.	253	69
	AbbVie Inc.	668	66
	Anthem Inc.	287	64
	UnitedHealth Group Inc.	258	62
*	Vertex Pharmaceuticals Inc.	334	51
	Abbott Laboratories	826	51
*	G1 Therapeutics Inc.	1,062	46
*	ABIOMED Inc.	79	30
*	Madrigal Pharmaceuticals Inc.	112	30
*	Align Technology Inc.	82	27
*	AxoGen Inc.	533	26
*	Tabula Rasa HealthCare Inc.	427	23
*	Neurocrine Biosciences Inc.	238	23
*	ICU Medical Inc.	78	23
*	Insulet Corp.	241	23
	Chemed Corp.	66	22
*	Molina Healthcare Inc.	242	21
*	Nektar Therapeutics Class A	253	20
*	Loxo Oncology Inc.	113	20
*	Quidel Corp.	316	20
*	Centene Corp.	166	19
*	Sage Therapeutics Inc.	126	19
*	Novocure Ltd.	595	19
*	LivaNova plc	198	19
	Baxter International Inc.	262	19
*	Enanta Pharmaceuticals Inc.	180	18
*	Abeona Therapeutics Inc.	1,002	18
*	Bluebird Bio Inc.	98	18
*	Exact Sciences Corp.	287	17
*	Immunomedics Inc.	774	17
*	PRA Health Sciences Inc.	195	17
*	Alnylam Pharmaceuticals Inc.	165	16
	Arena Pharmaceuticals Inc.	350	16
*	WellCare Health Plans Inc.	72	16
*	Atara Biotherapeutics Inc.	314	16
*	Sarepta Therapeutics Inc.	163	15
*	Intersect ENT Inc.	355	15
*	Stemline Therapeutics Inc.	766	15
*	Varian Medical Systems Inc.	123	15
	PerkinElmer Inc.	191	14
*	Foundation Medicine Inc.	142	14
*	ImmunoGen Inc.	1,221	14
	ResMed Inc.	134	14
*	Spectrum Pharmaceuticals
	Inc.	685	13
	Cantel Medical Corp.	120	13
*	Audentes Therapeutics Inc.	345	13
*	FibroGen Inc.	241	13
*	Cutera Inc.	309	13
*	Adamas Pharmaceuticals Inc.	446	13
*	Aimmune Therapeutics Inc.	382	13

U.S. Momentum Factor ETF

			Market
			Value•
	Shares		($000)
*	Array BioPharma Inc.	762	12
*	Zogenix Inc.	290	12
*	Agios Pharmaceuticals Inc.	130	12
	HCA Healthcare Inc.	116	12
*	WaVe Life Sciences Ltd.	256	12
*	PTC Therapeutics Inc.	349	12
	Teleflex Inc.	44	12
*	Voyager Therapeutics Inc.	591	12
*	Tenet Healthcare Corp.	323	11
*	Novavax Inc.	7,003	11
*	Collegium Pharmaceutical Inc.	504	11
*	Iovance Biotherapeutics Inc.	772	11
*	Geron Corp.	2,755	11
*	Inogen Inc.	60	11
*	Haemonetics Corp.	121	11
*	Orthofix International NV	200	11
*	Penumbra Inc.	67	11
*	Catalent Inc.	268	11
*	REGENXBIO Inc.	194	11
*	Globus Medical Inc.	187	10
*	Catalyst Pharmaceuticals
	Inc.	2,697	10
*	iRhythm Technologies Inc.	136	10
*	RadNet Inc.	813	10
*	Intra-Cellular Therapies Inc.	442	10
*	Medpace Holdings Inc.	240	10
*	Blueprint Medicines Corp.	118	10
*	Kura Oncology Inc.	594	10
*	Amicus Therapeutics Inc.	581	10
*	Triple-S Management Corp.
	Class B	266	10
*	Sangamo Therapeutics Inc.	589	10
*	Global Blood Therapeutics
	Inc.	200	10
*	Editas Medicine Inc.	251	10
*	AnaptysBio Inc.	123	10
*	Magellan Health Inc.	104	10
*	Concert Pharmaceuticals Inc.	464	9
*	Veeva Systems Inc. Class A	122	9
*	Fate Therapeutics Inc.	861	9
*	MyoKardia Inc.	198	9
	Encompass Health Corp.	145	9
*	Karyopharm Therapeutics Inc.	498	9
	Agilent Technologies Inc.	149	9
*	Heron Therapeutics Inc.	282	9
*	Dynavax Technologies Corp.	580	9
*	Cerus Corp.	1,370	9
*	IQVIA Holdings Inc.	91	9
	Bruker Corp.	295	9
*	Assembly Biosciences Inc.	211	9
	Bio-Techne Corp.	58	9
*	Pieris Pharmaceuticals Inc.	1,538	9
*	CytomX Therapeutics Inc.	334	9
*	Intellia Therapeutics Inc.	305	8

*	Emergent BioSolutions Inc.	160	8
*	Tactile Systems Technology
	Inc.	164	8
	STERIS plc	77	8
*	Halozyme Therapeutics Inc.	433	8
*	Providence Service Corp.	109	8
*	Merit Medical Systems Inc.	149	8
*	Ligand Pharmaceuticals Inc.	39	7
*	TG Therapeutics Inc.	559	7
	Hill-Rom Holdings Inc.	81	7
*	Supernus Pharmaceuticals Inc.	132	7
*	Myriad Genetics Inc.	191	7
*	Syndax Pharmaceuticals Inc.	767	7
*	Acceleron Pharma Inc.	188	7
*	Teladoc Inc.	128	7
*	BioScrip Inc.	2,365	6
*	Revance Therapeutics Inc.	224	6
*	Rigel Pharmaceuticals Inc.	1,871	6
	CONMED Corp.	87	6
	LeMaitre Vascular Inc.	173	6
*	AMN Healthcare Services Inc.	102	6
	Invacare Corp.	340	6
*	Agenus Inc.	1,517	5
*	Esperion Therapeutics Inc.	129	5
	Phibro Animal Health Corp.
	Class A	103	5
*	Innoviva Inc.	310	5
*	HealthEquity Inc.	61	5
*	MacroGenics Inc.	176	4
*	Amneal Pharmaceuticals Inc.	193	4
*	Neos Therapeutics Inc.	432	3
*	Varex Imaging Corp.	59	2
*	Insmed Inc.	76	2
*	OraSure Technologies Inc.	119	2
			2,087
Materials & Processing (4.0%)
	Southern Copper Corp.	2,133	104
*	USG Corp.	1,144	47
	Sherwin-Williams Co.	72	27
	Westlake Chemical Corp.	137	16
	LyondellBasell Industries NV
	Class A	131	15
*	Trex Co. Inc.	119	14
	Boise Cascade Co.	293	14
*	Verso Corp.	607	12
	United States Steel Corp.	313	12
	Owens Corning	168	11
	Packaging Corp. of America	84	10
	Steel Dynamics Inc.	196	10
*	PGT Innovations Inc.	448	9
	CF Industries Holdings Inc.	222	9
	Materion Corp.	167	9
*	Kraton Corp.	187	9
	Hexcel Corp.	116	8

U.S. Momentum Factor ETF

			Market
			Value•
	Shares		($000)
	KMG Chemicals Inc.	120	8
	Freeport-McMoRan Inc.	474	8
*	Builders FirstSource Inc.	407	8
	PolyOne Corp.	186	8
	Lennox International Inc.	38	8
	Schnitzer Steel Industries Inc.	244	8
*	Ferro Corp.	366	8
	Cabot Microelectronics Corp.	65	7
*	Armstrong World Industries
	Inc.	120	7
	Masco Corp.	193	7
	Simpson Manufacturing Co.
	Inc.	106	7
	Domtar Corp.	136	7
	Graphic Packaging Holding Co.	438	6
	Rayonier Advanced Materials
	Inc.	350	6
*	Ingevity Corp.	81	6
	Interface Inc. Class A	265	6
*	Intrepid Potash Inc.	1,333	6
*	Summit Materials Inc.
	Class A	207	6
*	Alcoa Corp.	114	6
	Kaiser Aluminum Corp.	46	5
*	RBC Bearings Inc.	38	5
	Commercial Metals Co.	155	4
	Gold Resource Corp.	549	3
	Huntsman Corp.	107	3
*	Allegheny Technologies Inc.	116	3
	Chemours Co.	62	3
			495
Other (0.3%)
	TE Connectivity Ltd.	193	18
*	Yandex NV Class A	346	12
	MercadoLibre Inc.	32	9
			39
Producer Durables (12.7%)
	Northrop Grumman Corp.	333	109
	Raytheon Co.	492	103
	Boeing Co.	245	86
	Caterpillar Inc.	469	71
	Old Dominion Freight Line Inc.	358	56
	Deere & Co.	366	55
	WW Grainger Inc.	172	53
*	Keysight Technologies Inc.	900	53
*	ASGN Inc.	610	47
	Barrett Business Services Inc.	462	40
	Accenture plc Class A	189	29
	FedEx Corp.	110	27
	Lockheed Martin Corp.	83	26
	Union Pacific Corp.	180	26
	Spirit AeroSystems Holdings
	Inc. Class A	216	18
*	CoStar Group Inc.	46	18

*	Teledyne Technologies Inc.	86	17
*	XPO Logistics Inc.	161	17
*	Copart Inc.	300	16
	IDEX Corp.	113	16
*	Proto Labs Inc.	123	15
	Systemax Inc.	443	15
*	Axon Enterprise Inc.	229	15
	Cintas Corp.	77	14
	FLIR Systems Inc.	258	14
	Graco Inc.	306	14
	Spartan Motors Inc.	896	14
	Insperity Inc.	139	13
*	Casella Waste Systems Inc.
	Class A	536	13
	BWX Technologies Inc.	188	13
*	Waters Corp.	64	12
	Kadant Inc.	124	12
	Curtiss-Wright Corp.	94	12
	Avery Dennison Corp.	113	12
	Xylem Inc.	168	12
	Knight-Swift Transportation
	Holdings Inc.	280	11
	ITT Inc.	216	11
*	TriNet Group Inc.	196	10
	AMETEK Inc.	139	10
*	TopBuild Corp.	119	10
	Genpact Ltd.	319	10
*	Modine Manufacturing Co.	531	10
	Rollins Inc.	188	9
*	Aerojet Rocketdyne Holdings
	Inc.	321	9
	Sun Hydraulics Corp.	186	9
	CH Robinson Worldwide Inc.	103	9
	Stanley Black & Decker Inc.	64	9
	HEICO Corp.	97	9
	Alamo Group Inc.	93	9
	Crane Co.	101	8
*	NV5 Global Inc.	131	8
*	Aerovironment Inc.	142	8
	Trinity Industries Inc.	237	8
	Columbus McKinnon Corp.	195	8
	Korn/Ferry International	147	8
	McGrath RentCorp	122	8
	Landstar System Inc.	69	8
*	Echo Global Logistics Inc.	279	8
	Huntington Ingalls Industries
	Inc.	35	8
	Exponent Inc.	77	8
*	Saia Inc.	91	7
*	Covenant Transportation Group
	Inc. Class A	247	7
	John Bean Technologies Corp.	83	7
*	Chart Industries Inc.	113	7
*	Energous Corp.	390	7

U.S. Momentum Factor ETF

			Market
			Value•
	Shares		($000)
	Heidrick & Struggles
	International Inc.	190	7
	Roper Technologies Inc.	26	7
	Dover Corp.	91	7
*	United Rentals Inc.	44	7
	ArcBest Corp.	146	7
	Marten Transport Ltd.	301	7
*	Titan Machinery Inc.	379	7
	ICF International Inc.	96	7
*	Zebra Technologies Corp.	44	7
	Air Lease Corp. Class A	152	7
	National Instruments Corp.	161	7
	Copa Holdings SA Class A	60	7
	H&E Equipment Services Inc.	191	7
	L3 Technologies Inc.	33	7
*	Astronics Corp.	185	6
	Werner Enterprises Inc.	157	6
*	Paylocity Holding Corp.	99	6
	Mobile Mini Inc.	129	6
	UniFirst Corp.	32	6
	SkyWest Inc.	99	6
*	Control4 Corp.	227	6
*	FARO Technologies Inc.	101	5
	Douglas Dynamics Inc.	117	5
*	Generac Holdings Inc.	107	5
*	Dycom Industries Inc.	55	5
	GasLog Ltd.	282	5
*	Kratos Defense & Security
	Solutions Inc.	429	5
*	SPX FLOW Inc.	110	5
	Kelly Services Inc. Class A	212	5
*	ExlService Holdings Inc.	76	4
	EnPro Industries Inc.	56	4
	Albany International Corp.	67	4
	Badger Meter Inc.	93	4
*	Darling Ingredients Inc.	187	4
*	Vectrus Inc.	85	3
	Hyster-Yale Materials Handling
	Inc.	36	2
*	Textainer Group Holdings Ltd.	140	2
	TransDigm Group Inc.	7	2
	Cubic Corp.	31	2
	Bristow Group Inc.	146	2
			1,554
Technology (22.3%)
*	Micron Technology Inc.	2,535	146
	NVIDIA Corp.	526	133
*	Adobe Systems Inc.	517	129
	Intel Corp.	2,151	119
	Intuit Inc.	574	116
*	salesforce.com Inc.	827	107
	Cisco Systems Inc.	2,206	94
	Lam Research Corp.	360	71
	Texas Instruments Inc.	574	64

	Microsoft Corp.	581	57
	Applied Materials Inc.	1,105	56
*	HubSpot Inc.	454	55
*	PTC Inc.	577	50
	Activision Blizzard Inc.	699	50
*	SMART Global Holdings Inc.	1,073	48
	Seagate Technology plc	831	47
	Harris Corp.	278	42
	HP Inc.	1,268	28
	Hewlett Packard Enterprise
	Co.	1,630	25
*	GrubHub Inc.	222	24
*	Atlassian Corp. plc Class A	372	24
	Cognizant Technology
	Solutions Corp. Class A	302	23
*	ServiceNow Inc.	128	23
*	New Relic Inc.	212	22
*	USA Technologies Inc.	1,587	21
*	Zendesk Inc.	378	21
*	Twitter Inc.	604	21
*	IAC/InterActiveCorp	131	20
*	RealPage Inc.	340	20
*	IPG Photonics Corp.	82	20
*	Take-Two Interactive Software
	Inc.	176	20
*	Varonis Systems Inc.	242	19
*	Arista Networks Inc.	73	18
*	Everbridge Inc.	384	18
*	Palo Alto Networks Inc.	84	17
*	Lumentum Holdings Inc.	291	17
*	Bottomline Technologies de
	Inc.	351	17
*	Red Hat Inc.	101	16
*	ON Semiconductor Corp.	648	16
*	Paycom Software Inc.	153	16
	NetApp Inc.	233	16
*	Tableau Software Inc. Class A	159	16
*	Electro Scientific Industries
	Inc.	800	16
*	VMware Inc. Class A	113	16
	SS&C Technologies Holdings
	Inc.	305	15
*	GoDaddy Inc. Class A	215	15
*	EPAM Systems Inc.	124	15
*	Fortinet Inc.	249	15
*	Ubiquiti Networks Inc.	184	15
*	Apptio Inc. Class A	458	15
*	Glu Mobile Inc.	2,567	14
*	Splunk Inc.	126	14
*	Workiva Inc.	536	14
*	Rapid7 Inc.	438	14
*	Model N Inc.	776	14
*	ANSYS Inc.	83	13
	Entegris Inc.	382	13

U.S. Momentum Factor ETF

			Market
			Value•
	Shares		($000)
*	Nutanix Inc.	247	13
	Comtech Telecommunications
	Corp.	409	13
	MKS Instruments Inc.	113	13
	Teradyne Inc.	330	12
	Marvell Technology Group Ltd.	571	12
*	RingCentral Inc. Class A	159	12
	Cognex Corp.	262	12
*	Aspen Technology Inc.	128	12
*	LivePerson Inc.	613	12
*	Okta Inc.	211	12
*	Proofpoint Inc.	100	12
*	VeriSign Inc.	89	12
	DXC Technology Co.	124	11
*	Novanta Inc.	172	11
*	Hortonworks Inc.	626	11
*	Alteryx Inc. Class A	326	11
	Monolithic Power Systems Inc.	84	11
*	Qualys Inc.	143	11
*	Yelp Inc. Class A	255	11
*	Appfolio Inc.	184	11
*	Synopsys Inc.	123	11
*	Immersion Corp.	706	11
*	Five9 Inc.	305	11
*	PROS Holdings Inc.	298	11
*	Upland Software Inc.	291	10
*	Blucora Inc.	272	10
*	Limelight Networks Inc.	2,087	10
*	Workday Inc. Class A	78	10
	Amphenol Corp. Class A	116	10
*	Match Group Inc.	245	10
*	GTT Communications Inc.	213	10
	Progress Software Corp.	262	10
*	Silicon Laboratories Inc.	93	10
*	Teradata Corp.	243	10
*	Cree Inc.	204	9
*	Virtusa Corp.	194	9
	Motorola Solutions Inc.	87	9
	Leidos Holdings Inc.	150	9
*	Coupa Software Inc.	166	9
*	Guidewire Software Inc.	93	9
*	Tyler Technologies Inc.	35	8
*	Carbonite Inc.	208	8
	Blackbaud Inc.	82	8
*	Pure Storage Inc. Class A	370	8
*	Envestnet Inc.	148	8
	Dolby Laboratories Inc. Class A	121	8
*	MINDBODY Inc. Class A	185	7
	Xilinx Inc.	104	7

	KLA-Tencor Corp.	62	7
*	Zynga Inc. Class A	1,538	7
*	Syntel Inc.	214	7
	Ebix Inc.	90	7
	ManTech International Corp.
	Class A	124	7
*	Ultimate Software Group Inc.	25	7
*	NETGEAR Inc.	107	6
*	CalAmp Corp.	264	6
*	Blackline Inc.	133	6
	Maxim Integrated Products Inc.	94	5
*	Mercury Systems Inc.	140	5
*	Cloudera Inc.	310	5
*	MobileIron Inc.	1,110	5
*	Axcelis Technologies Inc.	208	4
	Monotype Imaging Holdings
	Inc.	198	4
*	Rogers Corp.	37	4
*	Q2 Holdings Inc.	71	4
*	Autodesk Inc.	31	4
*	KEMET Corp.	193	4
*	Perficient Inc.	146	4
	Cohu Inc.	147	3
*	Twilio Inc. Class A	61	3
*	Akamai Technologies Inc.	27	2
*	FireEye Inc.	111	2
			2,713
Utilities (1.2%)
	NextEra Energy Inc.	264	44
	NRG Energy Inc.	712	24
*	Intelsat SA	1,024	18
*	Vonage Holdings Corp.	1,224	14
*	Vistra Energy Corp.	443	11
*	Boingo Wireless Inc.	378	8
	Avangrid Inc.	149	8
*	Iridium Communications Inc.	366	6
	American States Water Co.	92	5
*	8x8 Inc.	273	5
			143
Total Common Stocks
(Cost $11,226)			12,118
Temporary Cash Investment (0.5%)
Money Market Fund (0.5%)
1	Vanguard Market Liquidity Fund,
	1.961% (Cost $57)	574	57
Total Investments (99.9%)
(Cost $11,283)			12,175

U.S. Momentum Factor ETF

Amount
($000)
Other Assets and Liabilities (0.1%)
Other Assets
Investment in Vanguard	1
Receivables for Accrued Income	9
Other Assets	5
Total Other Assets	15
Liabilities
Payables to Vanguard	(1)
Total Liabilities	(1)
Net Assets (100%)
Applicable to 150,000 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	12,189
Net Asset Value Per Share	$81.26

At May 31, 2018, net assets consisted of:
Amount
($000)
Paid-in Capital	11,327
Undistributed Net Investment Income	33
Accumulated Net Realized Losses	(63)
Unrealized Appreciation (Depreciation)	892
Net Assets	12,189

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate
shown is the 7-day yield.

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Momentum Factor ETF

Statement of Operations

February13,2018[1] to
May 31, 2018
($000)
Investment Income
Income
Dividends	37
Interest [2]	—
Total Income	37
Expenses
The Vanguard Group—Note B
Management and Administrative	—
Marketing and Distribution	—
Custodian Fees	2
Shareholders’ Reports	2
Total Expenses	4
Net Investment Income	33
Realized Net Gain (Loss)
Investment Securities Sold [2]	(69)
Futures Contracts	6
Realized Net Gain (Loss)	(63)
Change in Unrealized Appreciation (Depreciation) of Investment Securities[2]	892
Net Increase (Decrease) in Net Assets Resulting from Operations	862

1 Inception.
2 Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were each less than $1,000. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Momentum Factor ETF

Statement of Changes in Net Assets

February13,2018[1] to
May 31, 2018
($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	33
Realized Net Gain (Loss)	(63)
Change in Unrealized Appreciation (Depreciation)	892
Net Increase (Decrease) in Net Assets Resulting from Operations	862
Distributions
Net Investment Income	—
Realized Capital Gain	—
Total Distributions	—
Capital Share Transactions
Issued	11,327
Issued in Lieu of Cash Distributions	—
Redeemed	—
Net Increase (Decrease) from Capital Share Transactions	11,327
Total Increase (Decrease)	12,189
Net Assets
Beginning of Period	—
End of Period[2]	12,189
1 Inception.
2 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $33,000.

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Momentum Factor ETF

Financial Highlights

February 13, 2018[1] to
For a Share Outstanding Throughout the Period	May 31, 2018
Net Asset Value, Beginning of Period	$75.00
Investment Operations
Net Investment Income[2]	.256
Net Realized and Unrealized Gain (Loss) on Investments	6.004
Total from Investment Operations	6.260
Distributions
Dividends from Net Investment Income	—
Distributions from Realized Capital Gains	—
Total Distributions	—
Net Asset Value, End of Period	$81.26

Total Return	8.35%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$12
Ratio of Total Expenses to Average Net Assets	0.13%[3]
Ratio of Net Investment Income to Average Net Assets	1.11%[3]
Portfolio Turnover Rate	48%[3]
1 Inception.
2 Calculated based on average shares outstanding.
3 Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Momentum Factor ETF

Notes to Financial Statements

Vanguard U.S. Momentum Factor ETF is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. ETF Shares are listed for trading on Cboe BZX Exchange; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the period ended May 31, 2018, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period. The fund had no open futures contracts at May 31, 2018.

3. Federal Income Taxes: The fund intends to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for the period ended May 31, 2018, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

U.S. Momentum Factor ETF

5. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees, and generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At May 31, 2018, the fund had contributed to Vanguard capital in the amount of $1,000, representing 0.01% of the fund’s net assets and 0.00% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

At May 31, 2018, 100% of the market value of the fund’s investments was determined based on Level 1 inputs.

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

At May 31, 2018, the cost of investment securities for tax purposes was $11,283,000. Net unrealized appreciation of investment securities for tax purposes was $892,000, consisting of unrealized gains of $1,152,000 on securities that had risen in value since their purchase and $260,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the period ended May 31, 2018, the fund purchased $13,136,000 of investment securities and sold $1,841,000 of investment securities, other than temporary cash investments.

U.S. Momentum Factor ETF

F. Capital shares issued and redeemed were:

February 13, 2018[1] to
May 31, 2018
Shares
(000)
Issued	150
Issued in Lieu of Cash Distributions	—
Redeemed	—
Net Increase (Decrease) in Shares Outstanding	150
1 Inception.

G. Management has determined that no events or transactions occurred subsequent to May 31, 2018, that would require recognition or disclosure in these financial statements.

U.S. Multifactor ETF

Fund Profile
As of May 31, 2018

Portfolio Characteristics
		Russell
		3000
	Fund	Index
Number of Stocks	611	2,941
Median Market Cap	$10.7B	$66.7B
Price/Earnings Ratio	17.1x	20.8x
Price/Book Ratio	2.2x	3.0x
Return on Equity	11.6%	15.0%
Earnings Growth
Rate	8.3%	7.9%
Dividend Yield	1.6%	1.8%
Foreign Holdings	0.0%	0.0%
Turnover Rate
(Annualized)	58%	—
Ticker Symbol	VFMF	—
Expense Ratio[1]	0.18%	—
30-Day SEC Yield	1.30%	—
Short-Term Reserves	-0.2%	—

Sector Diversification (% of equity exposure)
		Russell
		3000
	Fund	Index
Consumer Discretionary	19.2%	14.3%
Consumer Staples	2.7	5.3
Energy	10.0	6.0
Financial Services	30.9	21.1
Health Care	7.9	13.2
Materials & Processing	4.3	3.8
Other	0.5	0.0
Producer Durables	11.6	10.8
Technology	10.2	21.0
Utilities	2.7	4.5

Sector categories are based on the Russell Global Sectors (“RGS”), except for the “Other” category (if applicable), which includes securities that have not been provided a RGS classification as of the effective reporting period.

Ten Largest Holdings (% of total net assets)
SunTrust Banks Inc.	Banks: Diversified	1.3%
Valero Energy Corp.	Oil: Refining &
	Marketing	1.2
Chevron Corp.	Oil: Integrated	1.2
JPMorgan Chase & Co.	Diversified Financial
	Services	1.2
Walmart Inc.	Diversified Retail	1.1
PNC Financial Services
Group Inc.	Banks: Diversified	1.1
Humana Inc.	Health Care
	Management
	Services	1.1
Occidental Petroleum
Corp.	Oil: Crude Producers	1.1
ConocoPhillips	Oil: Integrated	1.1
Phillips 66	Oil: Refining &
	Marketing	1.0
Top Ten		11.4%
The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratio shown is from the prospectus dated February 13, 2018, and represents estimated costs for the current fiscal year. For the period from inception through May 31, 2018, the annualized expense ratio was 0.18%.

U.S. Multifactor ETF

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Period Total Returns (%): February 13, 2018, Through May 31, 2018

Total Returns: Period Ended March 31, 2018
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	Since
	Date	Inception
ETF Shares	2/13/2018
Market Price		1.99%
Net Asset Value		1.88

See Financial Highlights for dividend and capital gains information.

U.S. Multifactor ETF

Financial Statements (unaudited)

Statement of Net Assets
As of May 31, 2018

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (99.7%)[1]
Consumer Discretionary (19.2%)
	Walmart Inc.	5,804	479
	Ross Stores Inc.	5,328	420
	Las Vegas Sands Corp.	5,046	407
	Estee Lauder Cos. Inc.
	Class A	1,902	284
	Walt Disney Co.	2,407	239
	NIKE Inc. Class B	2,737	197
	Nordstrom Inc.	3,462	170
	Costco Wholesale Corp.	818	162
	Gap Inc.	5,554	155
	Tractor Supply Co.	1,925	143
	Carnival Corp.	1,909	119
	Williams-Sonoma Inc.	1,972	109
	Tailored Brands Inc.	3,043	100
	Gentex Corp.	4,073	98
	Kohl’s Corp.	1,425	95
	Tiffany & Co.	683	89
	Ralph Lauren Corp. Class A	630	85
	Movado Group Inc.	1,707	84
	Citi Trends Inc.	2,772	83
	PVH Corp.	515	82
*	Burlington Stores Inc.	533	78
*	AutoNation Inc.	1,689	77
*	ZAGG Inc.	4,975	76
*	Monarch Casino & Resort
	Inc.	1,692	75
	Haverty Furniture Cos. Inc.	3,745	75
*	Etsy Inc.	2,259	73
*	MCBC Holdings Inc.	2,466	73
*	Cavco Industries Inc.	343	71
*	Grand Canyon Education Inc.	638	71
	Gannett Co. Inc.	6,683	71
*	Career Education Corp.	4,576	70
	Wolverine World Wide Inc.	2,086	70
*	NVR Inc.	23	69
	Oxford Industries Inc.	831	69
	Hyatt Hotels Corp. Class A	839	69

	American Eagle Outfitters
	Inc.	3,066	68
	Caleres Inc.	1,845	65
*	Vera Bradley Inc.	5,546	65
	Viad Corp.	1,218	64
	Dollar General Corp.	734	64
	Ruth’s Hospitality Group Inc.	2,416	64
	Columbia Sportswear Co.	732	64
	Buckle Inc.	2,514	64
	National Presto Industries
	Inc.	561	63
*	Urban Outfitters Inc.	1,523	63
*	Deckers Outdoor Corp.	555	63
*	Lululemon Athletica Inc.	595	63
	John Wiley & Sons Inc.
	Class A	912	62
*	Helen of Troy Ltd.	685	62
*	Adtalem Global Education
	Inc.	1,279	61
*	Zumiez Inc.	2,472	60
	Texas Roadhouse Inc.
	Class A	941	58
	Aaron’s Inc.	1,455	58
	Darden Restaurants Inc.	654	57
	Lithia Motors Inc. Class A	580	57
	Tenneco Inc.	1,276	56
	Lear Corp.	279	55
*	Sally Beauty Holdings Inc.	3,648	55
*	Five Below Inc.	772	55
	Yum! Brands Inc.	663	54
*	Madison Square Garden Co.
	Class A	204	53
	Cracker Barrel Old Country
	Store Inc.	331	52
	La-Z-Boy Inc.	1,659	52
	Yum China Holdings Inc.	1,303	51
	Thor Industries Inc.	538	50
	Chico’s FAS Inc.	5,629	48
	DSW Inc. Class A	1,978	47

U.S. Multifactor ETF

			Market
			Value•
	Shares		($000)
	Standard Motor Products Inc.	1,017	46
	BorgWarner Inc.	853	42
*	MSG Networks Inc.	2,103	41
	Garmin Ltd.	649	39
*	Asbury Automotive Group Inc.	544	38
*	AutoZone Inc.	58	38
	H&R Block Inc.	1,359	37
	Royal Caribbean Cruises Ltd.	344	36
	Sonic Automotive Inc.
	Class A	1,645	35
	Children’s Place Inc.	270	35
*	Crocs Inc.	1,864	33
	Strayer Education Inc.	286	31
*	Regis Corp.	1,759	30
*	Shutterfly Inc.	323	30
	Travelport Worldwide Ltd.	1,727	30
	Johnson Outdoors Inc.
	Class A	399	30
	Wynn Resorts Ltd.	151	30
	Steven Madden Ltd.	551	29
	BJ’s Restaurants Inc.	513	29
	Whirlpool Corp.	197	29
	Dick’s Sporting Goods Inc.	766	28
*	Cooper-Standard Holdings Inc.	225	28
	Tower International Inc.	901	27
	International Speedway Corp.
	Class A	629	26
	Winnebago Industries Inc.	721	26
	Ethan Allen Interiors Inc.	1,102	26
*	Genesco Inc.	586	26
	New York Times Co. Class A	1,124	26
*	Sleep Number Corp.	890	25
	Bloomin’ Brands Inc.	1,087	23
*	Red Robin Gourmet Burgers
	Inc.	448	23
	Cato Corp. Class A	981	22
	Best Buy Co. Inc.	298	20
	Extended Stay America Inc.	917	19
*	G-III Apparel Group Ltd.	458	19
*	TRI Pointe Group Inc.	1,060	18
*	Shutterstock Inc.	384	18
*	Francesca’s Holdings Corp.	3,048	18
*	K12 Inc.	1,114	18
*	Denny’s Corp.	1,177	18
*	Party City Holdco Inc.	1,215	18
	Cheesecake Factory Inc.	341	18
	Marcus Corp.	558	18
	Wingstop Inc.	345	17
	Brinker International Inc.	397	17
*	Planet Fitness Inc. Class A	437	17
	Toll Brothers Inc.	403	16
	PulteGroup Inc.	526	16
	Carter’s Inc.	117	13
*	Drive Shack Inc.	1,901	12

*	Qurate Retail Group Inc.
	QVC Group Class A	607	12
	News Corp. Class A	764	12
	New Media Investment Group
	Inc.	615	10
	DR Horton Inc.	237	10
*	Care.com Inc.	431	9
	World Wrestling
	Entertainment Inc. Class A	151	9
	Expedia Group Inc.	72	9
	Dana Inc.	373	8
*	Motorcar Parts of America Inc.	375	8
	KB Home	298	8
	Graham Holdings Co. Class B	12	7
	Inter Parfums Inc.	128	7
*	Ollie’s Bargain Outlet Holdings
	Inc.	96	7
	Hooker Furniture Corp.	173	6
	Sinclair Broadcast Group Inc.
	Class A	232	6
*	Potbelly Corp.	359	5
			7,997
Consumer Staples (2.7%)
	Nu Skin Enterprises Inc.
	Class A	1,350	111
	Brown-Forman Corp.
	Class B	1,584	90
*	US Foods Holding Corp.	2,386	85
*	Boston Beer Co. Inc. Class A	306	78
*	United Natural Foods Inc.	1,448	66
	JM Smucker Co.	546	59
	Ingredion Inc.	525	58
	Lamb Weston Holdings Inc.	916	58
	J&J Snack Foods Corp.	385	55
	Flowers Foods Inc.	2,630	53
*	Cal-Maine Foods Inc.	1,103	53
	Hormel Foods Corp.	1,355	49
	Sanderson Farms Inc.	495	48
	Walgreens Boots Alliance Inc.	515	32
*	USANA Health Sciences Inc.	264	31
*	Performance Food Group Co.	846	30
	Weis Markets Inc.	535	29
	Calavo Growers Inc.	280	25
*	Sprouts Farmers Market Inc.	1,084	24
	Medifast Inc.	138	20
	John B Sanfilippo & Son Inc.	268	18
	PetMed Express Inc.	500	18
	Tyson Foods Inc. Class A	152	10
	Casey’s General Stores Inc.	82	8
			1,108
Energy (10.0%)
	Valero Energy Corp.	4,283	519
	Chevron Corp.	4,055	504
	Occidental Petroleum Corp.	5,358	451

U.S. Multifactor ETF

			Market
			Value•
		Shares	($000)
	ConocoPhillips	6,581	444
	Phillips 66	3,687	430
	Marathon Petroleum Corp.	4,761	376
	Murphy Oil Corp.	6,043	186
	HollyFrontier Corp.	1,968	152
	Peabody Energy Corp.	3,302	143
*	Continental Resources Inc.	1,609	108
*	ProPetro Holding Corp.	6,410	104
	PBF Energy Inc. Class A	1,689	80
*	Matrix Service Co.	3,413	66
	Marathon Oil Corp.	2,904	62
*	Energen Corp.	863	59
	Arch Coal Inc. Class A	692	57
	Warrior Met Coal Inc.	2,052	56
	Exxon Mobil Corp.	683	55
	Helmerich & Payne Inc.	677	45
*	Ring Energy Inc.	2,872	40
*	Solaris Oilfield Infrastructure
	Inc. Class A	2,461	38
*	WildHorse Resource
	Development Corp.	1,280	34
	Delek US Holdings Inc.	558	31
*	Abraxas Petroleum Corp.	7,957	21
*	W&T Offshore Inc.	2,748	19
*	SRC Energy Inc.	1,408	18
*	TPI Composites Inc.	675	18
*	WPX Energy Inc.	948	17
*	Talos Energy Inc.	370	12
*	REX American Resources
	Corp.	95	7
			4,152
Financial Services (30.8%)
	SunTrust Banks Inc.	7,765	524
	JPMorgan Chase & Co.	4,708	504
	PNC Financial Services
	Group Inc.	3,320	476
	Allstate Corp.	4,070	380
	Bank of America Corp.	12,995	377
	Bank of New York Mellon
	Corp.	5,450	298
	Aflac Inc.	6,495	293
	Progressive Corp.	4,308	267
	Travelers Cos. Inc.	1,835	236
	BlackRock Inc.	407	217
	BB&T Corp.	4,118	216
	Morgan Stanley	4,094	205
	Capital One Financial Corp.	2,142	201
	Discover Financial Services	2,620	194
	Prosperity Bancshares Inc.	2,433	176
	Dun & Bradstreet Corp.	1,368	168
	People’s United Financial Inc.	8,814	162
	International Bancshares
	Corp.	3,730	161
	Visa Inc. Class A	1,163	152

	Northwest Bancshares Inc.	8,216	142
	US Bancorp	2,674	134
	Commerce Bancshares Inc.	2,057	133
	Primerica Inc.	1,332	131
	Horace Mann Educators
	Corp.	2,674	118
	Mastercard Inc. Class A	621	118
	Goldman Sachs Group Inc.	517	117
	Synovus Financial Corp.	2,157	117
	Evercore Inc. Class A	1,102	115
	Zions Bancorporation	2,048	112
	Ally Financial Inc.	4,049	104
	Walker & Dunlop Inc.	1,833	103
	Lincoln National Corp.	1,543	102
	Brown & Brown Inc.	3,639	101
	BOK Financial Corp.	928	94
	Fifth Third Bancorp	3,041	93
	KeyCorp	4,774	93
	Selective Insurance Group
	Inc.	1,517	86
	SEI Investments Co.	1,348	86
	M&T Bank Corp.	497	86
	Enterprise Financial Services
	Corp.	1,538	84
	Voya Financial Inc.	1,592	83
	T. Rowe Price Group Inc.	674	82
	Opus Bank	2,674	79
	MetLife Inc.	1,714	79
	Raymond James Financial
	Inc.	773	75
	1st Source Corp.	1,378	73
	CoBiz Financial Inc.	3,262	73
	CME Group Inc.	444	72
	NBT Bancorp Inc.	1,884	72
	Broadridge Financial
	Solutions Inc.	615	71
	Hanmi Financial Corp.	2,354	70
	Torchmark Corp.	827	70
	ServisFirst Bancshares Inc.	1,666	70
	S&T Bancorp Inc.	1,549	70
	American Equity Investment
	Life Holding Co.	1,961	69
	Legg Mason Inc.	1,859	69
*	Customers Bancorp Inc.	2,278	69
	CNA Financial Corp.	1,468	69
	Ameriprise Financial Inc.	496	69
	Northern Trust Corp.	662	68
	FirstCash Inc.	744	68
	Jack Henry & Associates Inc.	539	67
	Lakeland Bancorp Inc.	3,352	67
	Central Pacific Financial
	Corp.	2,256	66
	Houlihan Lokey Inc. Class A	1,351	66
	TriCo Bancshares	1,697	66
	Bank of Hawaii Corp.	760	65

U.S. Multifactor ETF

			Market
			Value•
	Shares		($000)
	Independent Bank Corp.	822	64
	Regions Financial Corp.	3,509	64
	Kinsale Capital Group Inc.	1,193	63
*	TriState Capital Holdings Inc.	2,457	63
	National Western Life Group
	Inc. Class A	201	63
	Citizens Financial Group Inc.	1,513	62
	United Financial Bancorp Inc.	3,547	62
	Trustmark Corp.	1,920	62
	Invesco Ltd.	2,255	62
	Heritage Financial Corp.	1,898	61
	Capitol Federal Financial Inc.	4,602	60
	Fulton Financial Corp.	3,353	59
	Hope Bancorp Inc.	3,233	58
*	PennyMac Financial Services
	Inc. Class A	2,872	58
	East West Bancorp Inc.	828	58
	Unum Group	1,482	58
	Preferred Bank	883	56
	Cathay General Bancorp	1,325	56
	WesBanco Inc.	1,186	55
	First Bancorp	1,280	53
	Huntington Bancshares Inc.	3,537	53
*	HomeStreet Inc.	1,937	52
	First American Financial Corp.	974	51
	Bank of NT Butterfield & Son
	Ltd.	1,053	50
	TrustCo Bank Corp.	5,706	50
	Wintrust Financial Corp.	535	49
	Chemical Financial Corp.	864	48
	City Holding Co.	649	48
	BankUnited Inc.	1,143	48
	Umpqua Holdings Corp.	2,018	48
	FNB Corp.	3,553	47
	Federated Investors Inc.
	Class B	1,935	47
	Comerica Inc.	490	46
	Cullen/Frost Bankers Inc.	388	44
*	Third Point Reinsurance Ltd.	3,314	44
*	Eagle Bancorp Inc.	726	44
	LPL Financial Holdings Inc.	639	44
	Citigroup Inc.	654	44
	American National Insurance
	Co.	366	44
	National General Holdings
	Corp.	1,561	43
	UMB Financial Corp.	526	41
	Oritani Financial Corp.	2,524	40
*	E*TRADE Financial Corp.	613	39
	CorEnergy Infrastructure
	Trust Inc.	1,064	39
*	Western Alliance Bancorp	638	38
	State Street Corp.	396	38
	TD Ameritrade Holding Corp.	630	37

	Cadence BanCorp Class A	1,272	37
	ConnectOne Bancorp Inc.	1,381	36
	Hanover Insurance Group Inc.	295	36
	CIT Group Inc.	699	35
	Reinsurance Group of
	America Inc. Class A	231	35
	FNF Group	914	34
	Morningstar Inc.	264	32
	First Citizens BancShares Inc.
	Class A	71	31
	Nelnet Inc. Class A	494	30
*	Essent Group Ltd.	882	30
*	BofI Holding Inc.	685	28
	Loews Corp.	577	28
	Old Republic International
	Corp.	1,307	27
*	Forestar Group Inc.	1,146	27
	American Financial Group Inc.	237	26
	Washington Federal Inc.	802	26
	Affiliated Managers Group Inc.	163	26
	Great Western Bancorp Inc.	594	26
	Banco Latinoamericano de
	Comercio Exterior SA	964	26
*	Encore Capital Group Inc.	648	26
	Park National Corp.	218	25
	Meridian Bancorp Inc.	1,250	24
	PJT Partners Inc.	440	24
	Heartland Financial USA Inc.	439	24
	Lakeland Financial Corp.	486	24
	BancFirst Corp.	367	22
	Chesapeake Lodging Trust	598	19
	Federal Agricultural Mortgage
	Corp.	195	18
	Synchrony Financial	511	18
	United Insurance Holdings
	Corp.	849	18
*	First BanCorp	2,253	17
	LegacyTexas Financial Group
	Inc.	413	17
*	Bancorp Inc.	1,518	17
	Peapack Gladstone Financial
	Corp.	472	16
	CNO Financial Group Inc.	792	16
	Total System Services Inc.	182	16
	Principal Financial Group Inc.	244	14
	Assurant Inc.	139	13
	TCF Financial Corp.	492	13
	Kemper Corp.	152	12
	Lazard Ltd. Class A	213	11
	BancorpSouth Bank	279	9
	Jones Lang LaSalle Inc.	55	9
	Waddell & Reed Financial Inc.
	Class A	464	9

U.S. Multifactor ETF

			Market
			Value•
	Shares		($000)
	Provident Financial Services
	Inc.	312	9
	Hartford Financial Services
	Group Inc.	160	8
	Green Bancorp Inc.	366	8
	Dime Community Bancshares
	Inc.	377	8
			12,846
Health Care (7.8%)
	Humana Inc.	1,597	465
	UnitedHealth Group Inc.	1,394	337
	HCA Healthcare Inc.	2,096	216
	Cigna Corp.	1,088	184
*	Biogen Inc.	527	155
*	Premier Inc. Class A	4,013	131
	ResMed Inc.	1,253	129
	Danaher Corp.	1,263	125
*	Haemonetics Corp.	1,057	95
	Anthem Inc.	392	87
*	Centene Corp.	735	86
	Chemed Corp.	244	79
	Universal Health Services Inc.
	Class B	659	76
*	Triple-S Management Corp.
	Class B	1,968	72
*	Globus Medical Inc.	1,274	71
*	Medpace Holdings Inc.	1,664	70
*	WellCare Health Plans Inc.	316	70
*	AngioDynamics Inc.	3,222	68
*	Amneal Pharmaceuticals Inc.	3,153	62
	National HealthCare Corp.	889	59
*	PDL BioPharma Inc.	20,947	56
*	Magellan Health Inc.	607	55
*	MEDNAX Inc.	1,207	55
*	Veeva Systems Inc. Class A	659	51
	Cantel Medical Corp.	465	51
*	Innoviva Inc.	2,733	40
	CONMED Corp.	558	38
*	Intuitive Surgical Inc.	78	36
*	Align Technology Inc.	108	36
*	AMN Healthcare Services Inc.	455	26
*	Select Medical Holdings
	Corp.	1,357	25
*	ICU Medical Inc.	65	19
*	HealthEquity Inc.	247	18
*	Sangamo Therapeutics Inc.	1,110	18
*	Orthofix International NV	332	18
	LeMaitre Vascular Inc.	519	18
	STERIS plc	123	13
*	Inogen Inc.	61	11
*	Laboratory Corp. of America
	Holdings	53	10
*	Providence Service Corp.	125	9
*	Varian Medical Systems Inc.	68	8

	Luminex Corp.	272	8
	Patterson Cos. Inc.	231	5
			3,261
Materials & Processing (4.4%)
	LyondellBasell Industries
	NV Class A	2,988	335
	Owens Corning	2,274	144
	Domtar Corp.	2,434	117
	Eastman Chemical Co.	835	87
	Reliance Steel & Aluminum
	Co.	795	74
	Westlake Chemical Corp.	606	70
	Materion Corp.	1,244	68
	Louisiana-Pacific Corp.	2,130	62
	WestRock Co.	1,000	59
	Interface Inc. Class A	2,502	57
	Stepan Co.	757	55
	Commercial Metals Co.	2,296	54
	Universal Forest Products
	Inc.	1,291	47
*	Kraton Corp.	964	47
	Boise Cascade Co.	961	46
	Steel Dynamics Inc.	765	38
	Newmont Mining Corp.	786	31
	Royal Gold Inc.	330	30
*	Continental Building Products
	Inc.	963	29
	Greif Inc. Class A	478	28
	PolyOne Corp.	661	28
	Cabot Microelectronics Corp.	242	27
	Rayonier Advanced Materials
	Inc.	1,489	27
	Carpenter Technology Corp.	440	26
	Comfort Systems USA Inc.	560	26
*	BMC Stock Holdings Inc.	1,241	25
	Schnitzer Steel Industries Inc.	781	24
*	GMS Inc.	788	24
*	NCI Building Systems Inc.	963	18
	PH Glatfelter Co.	1,036	18
	Watsco Inc.	98	18
*	Armstrong Flooring Inc.	1,350	18
	Packaging Corp. of America	127	15
*	AdvanSix Inc.	301	11
	Huntsman Corp.	330	11
	Simpson Manufacturing Co.
	Inc.	145	9
	Albemarle Corp.	83	8
			1,811
Other (0.5%)
	Autoliv Inc.	714	106
	TE Connectivity Ltd.	636	59
	Janus Henderson Group plc	1,182	36
			201

U.S. Multifactor ETF

			Market
			Value•
	Shares		($000)
Producer Durables (11.5%)
	Raytheon Co.	1,389	291
	Johnson Controls
	International plc	6,007	202
	Huntington Ingalls Industries
	Inc.	680	150
	Accenture plc Class A	845	132
	Kansas City Southern	1,168	125
	McGrath RentCorp	1,822	119
*	Teledyne Technologies Inc.	586	118
	Landstar System Inc.	817	93
	IDEX Corp.	657	91
	Hyster-Yale Materials
	Handling Inc.	1,245	83
	Spirit AeroSystems Holdings
	Inc. Class A	965	82
	Boeing Co.	222	78
	Cummins Inc.	546	78
	Barrett Business Services Inc.	862	74
	JB Hunt Transport Services
	Inc.	549	70
	Robert Half International Inc.	1,094	70
	Trinity Industries Inc.	1,960	68
	Knight-Swift Transportation
	Holdings Inc.	1,604	65
*	Sykes Enterprises Inc.	2,285	64
*	ASGN Inc.	833	64
	Hillenbrand Inc.	1,356	63
	Stanley Black & Decker Inc.	454	63
*	Generac Holdings Inc.	1,260	63
	CH Robinson Worldwide Inc.	719	63
	Primoris Services Corp.	2,394	62
	Convergys Corp.	2,636	62
	MAXIMUS Inc.	1,008	61
	Xylem Inc.	862	61
	Deluxe Corp.	912	61
	EMCOR Group Inc.	789	60
	AMETEK Inc.	817	60
*	Modine Manufacturing Co.	3,308	60
	FedEx Corp.	237	59
	Marten Transport Ltd.	2,551	58
*	WESCO International Inc.	970	58
	Ryder System Inc.	838	56
	Herman Miller Inc.	1,693	55
	ManpowerGroup Inc.	603	54
*	CBIZ Inc.	2,526	52
	Ship Finance International
	Ltd.	3,636	52
	Alamo Group Inc.	519	48
	Old Dominion Freight Line
	Inc.	303	47
*	Zebra Technologies Corp.	301	46
	Kelly Services Inc. Class A	2,007	45
	Schneider National Inc.
	Class B	1,522	45

	Curtiss-Wright Corp.	341	43
	Watts Water Technologies
	Inc. Class A	516	40
*	CoStar Group Inc.	101	38
	National Instruments Corp.	868	36
*	JetBlue Airways Corp.	1,902	36
	Textron Inc.	518	34
	Copa Holdings SA Class A	309	34
	ICF International Inc.	458	32
	Matson Inc.	926	32
	Dover Corp.	405	31
	Korn/Ferry International	571	31
	Insperity Inc.	339	31
*	TriNet Group Inc.	574	31
*	SEACOR Holdings Inc.	588	31
	AGCO Corp.	482	31
	Werner Enterprises Inc.	765	30
*	FTI Consulting Inc.	483	30
	UniFirst Corp.	168	30
*	Saia Inc.	361	30
	Genpact Ltd.	956	29
*	Copart Inc.	509	28
	Rollins Inc.	554	28
*	Darling Ingredients Inc.	1,467	28
	Steelcase Inc. Class A	1,900	27
	SkyWest Inc.	478	27
*	SP Plus Corp.	739	27
*	Proto Labs Inc.	217	26
*	Sensata Technologies
	Holding plc	511	26
*	Casella Waste Systems Inc.
	Class A	1,077	25
*	FARO Technologies Inc.	465	25
	Encore Wire Corp.	502	24
*	TrueBlue Inc.	933	24
	Costamare Inc.	3,265	24
*	Dycom Industries Inc.	246	23
	Systemax Inc.	565	19
	Kforce Inc.	550	18
	Kaman Corp.	249	18
*	Atlas Air Worldwide
	Holdings Inc.	258	18
	Teekay Corp.	2,203	18
*	SPX FLOW Inc.	402	17
*	Herc Holdings Inc.	304	17
	FLIR Systems Inc.	237	13
*	Covenant Transportation
	Group Inc. Class A	416	12
	Allison Transmission Holdings
	Inc.	300	12
	Air Lease Corp. Class A	277	12
	Heidrick & Struggles
	International Inc.	286	11
	Pentair plc	246	11
	Graco Inc.	207	9

U.S. Multifactor ETF

			Market
			Value•
		Shares	($000)
	Forward Air Corp.	130	8
*	ExlService Holdings Inc.	136	8
	AAR Corp.	170	8
	Knoll Inc.	376	8
	HEICO Corp.	82	7
	Briggs & Stratton Corp.	397	7
*	nVent Electric plc	246	7
			4,811
Technology (10.1%)
	HP Inc.	17,247	380
	Cognizant Technology
	Solutions Corp. Class A	2,845	214
*	salesforce.com Inc.	1,621	210
*	Adobe Systems Inc.	787	196
	Texas Instruments Inc.	1,562	175
	Apple Inc.	858	160
	Intuit Inc.	673	136
*	CACI International Inc.
	Class A	617	103
*	ON Semiconductor Corp.	3,743	94
*	Fortinet Inc.	1,475	90
*	Diodes Inc.	2,535	87
*	New Relic Inc.	840	85
	Maxim Integrated Products
	Inc.	1,362	80
*	Dell Technologies Inc.
	Class V	983	79
*	Qualys Inc.	1,013	78
*	Perficient Inc.	2,755	72
*	RingCentral Inc. Class A	942	71
*	Red Hat Inc.	438	71
*	ANSYS Inc.	425	69
	Jabil Inc.	2,445	69
	Comtech
	Telecommunications Corp.	2,207	69
*	Pure Storage Inc. Class A	3,176	68
	Cypress Semiconductor
	Corp.	4,131	68
*	Workiva Inc.	2,535	66
	Teradyne Inc.	1,661	63
	DXC Technology Co.	661	61
	Hewlett Packard Enterprise
	Co.	3,908	60
	Harris Corp.	393	59
*	Syntel Inc.	1,860	59
*	Akamai Technologies Inc.	754	57
*	VMware Inc. Class A	402	55
*	EchoStar Corp. Class A	1,130	53
*	CalAmp Corp.	2,473	52
*	F5 Networks Inc.	288	50
*	PTC Inc.	567	49
	Dolby Laboratories Inc.
	Class A	748	47

	LogMeIn Inc.	408	44
	Monotype Imaging Holdings
	Inc.	1,993	43
*	Presidio Inc.	3,038	41
*	Qorvo Inc.	465	37
	Entegris Inc.	945	33
	Amdocs Ltd.	482	33
	Motorola Solutions Inc.	298	32
*	ePlus Inc.	333	30
	CA Inc.	833	30
	ManTech International Corp.
	Class A	547	30
*	IPG Photonics Corp.	121	29
*	LivePerson Inc.	1,487	29
*	TTM Technologies Inc.	1,595	29
	Cohu Inc.	1,189	29
*	Virtusa Corp.	552	27
	SS&C Technologies Holdings
	Inc.	521	27
*	Varonis Systems Inc.	338	26
	Progress Software Corp.	656	25
*	Rudolph Technologies Inc.	722	24
	Skyworks Solutions Inc.	243	24
*	NetScout Systems Inc.	860	23
	Blackbaud Inc.	236	23
*	Amkor Technology Inc.	2,421	22
*	NETGEAR Inc.	299	18
*	Synopsys Inc.	153	13
	Vishay Intertechnology Inc.	579	12
*	Appfolio Inc.	200	12
*	VeriSign Inc.	89	12
*	Yelp Inc. Class A	194	8
			4,220
Utilities (2.7%)
	AT&T Inc.	11,907	385
	Exelon Corp.	4,900	203
	ALLETE Inc.	1,535	118
	Hawaiian Electric Industries
	Inc.	2,705	93
	Avangrid Inc.	1,342	71
	Ameren Corp.	1,122	66
	Telephone & Data Systems
	Inc.	2,169	56
*	Vonage Holdings Corp.	2,303	26
*	Boingo Wireless Inc.	1,202	26
	American States Water Co.	423	24
*	United States Cellular Corp.	644	23
	ATN International Inc.	341	18
	Portland General Electric Co.	197	8
	Consolidated Edison Inc.	103	8
			1,125
Total Common Stocks
(Cost $40,788)			41,532

U.S. Multifactor ETF

		Market
		Value•
	Shares	($000)
Temporary Cash Investment (0.1%)[1]
Money Market Fund (0.1%)
2 Vanguard Market Liquidity Fund,
1.961% (Cost $48)	485	48
Total Investments (99.8%)
(Cost $40,836)		41,580

Amount
		($000)
Other Assets and Liabilities (0.2%)
Other Assets
Investment in Vanguard		2
Receivables for Investment Securities Sold		46
Receivables for Accrued Income		49
Other Assets [3]		9
Total Other Assets		106
Liabilities
Payables to Vanguard		(3)
Variation Margin Payable—Futures Contracts		(1)
Total Liabilities		(4)
Net Assets (100%)
Applicable to 525,000 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)		41,682
Net Asset Value Per Share		$79.39

At May 31, 2018, net assets consisted of:
Amount
($000)
Paid-in Capital	40,844
Undistributed Net Investment Income	102
Accumulated Net Realized Losses	(8)
Unrealized Appreciation (Depreciation)
Investment Securities	744
Futures Contracts	—
Net Assets	41,682

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity
markets through the use of index futures contracts. After
giving effect to futures investments, the fund’s effective
common stock and temporary cash investment positions
represent 100.0% and (0.2%), respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate
shown is the 7-day yield.
3 Cash of $9,000 has been segregated as initial margin for open futures contracts.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)
Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2018	1	135	—

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Multifactor ETF

Statement of Operations

February13,2018[1] to
May 31, 2018
($000)
Investment Income
Income
Dividends [2]	111
Interest [3]	1
Total Income	112
Expenses
The Vanguard Group—Note B
Investment Advisory Services	—
Management and Administrative	6
Marketing and Distribution	—
Custodian Fees	1
Shareholders’ Reports	3
Total Expenses	10
Net Investment Income	102
Realized Net Gain (Loss)
Investment Securities Sold [3]	(2)
Futures Contracts	(6)
Realized Net Gain (Loss)	(8)
Change in Unrealized Appreciation (Depreciation)
Investment Securities [3]	744
Futures Contracts	—
Change in Unrealized Appreciation (Depreciation)	744
Net Increase (Decrease) in Net Assets Resulting from Operations	838

1 Inception.
2 Dividends are net of foreign withholding taxes of less than $1,000.
3 Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were each less than $1,000. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Multifactor ETF

Statement of Changes in Net Assets

February 13, 2018[1] to
May 31, 2018
($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	102
Realized Net Gain (Loss)	(8)
Change in Unrealized Appreciation (Depreciation)	744
Net Increase (Decrease) in Net Assets Resulting from Operations	838
Distributions
Net Investment Income	—
Realized Capital Gain	—
Total Distributions	—
Capital Share Transactions
Issued	40,844
Issued in Lieu of Cash Distributions	—
Redeemed	—
Net Increase (Decrease) from Capital Share Transactions	40,844
Total Increase (Decrease)	41,682
Net Assets
Beginning of Period	—
End of Period[2]	41,682
1 Inception.
2 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $102,000.

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Multifactor ETF

Financial Highlights

February 13, 2018[1] to
For a Share Outstanding Throughout the Period	May 31, 2018
Net Asset Value, Beginning of Period	$75.00
Investment Operations
Net Investment Income[2]	.400
Net Realized and Unrealized Gain (Loss) on Investments	3.990
Total from Investment Operations	4.390
Distributions
Dividends from Net Investment Income	—
Distributions from Realized Capital Gains	—
Total Distributions	—
Net Asset Value, End of Period	$79.39

Total Return	5.85%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$42
Ratio of Total Expenses to Average Net Assets	0.18%[3]
Ratio of Net Investment Income to Average Net Assets	1.59%[3]
Portfolio Turnover Rate	58%[3]
1 Inception.
2 Calculated based on average shares outstanding.
3 Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Multifactor ETF

Notes to Financial Statements

Vanguard U.S. Multifactor ETF is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. ETF Shares are listed for trading on Cboe BZX Exchange; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counter-party risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the period ended May 31, 2018, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

3. Federal Income Taxes: The fund intends to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for the period ended May 31, 2018, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

U.S. Multifactor ETF

5. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees, and generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At May 31, 2018, the fund had contributed to Vanguard capital in the amount of $2,000, representing 0.00% of the fund’s net assets and 0.00% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

At May 31, 2018, 100% of the market value of the fund’s investments was determined based on Level 1 inputs.

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

At May 31, 2018, the cost of investment securities for tax purposes was $40,836,000. Net unrealized appreciation of investment securities for tax purposes was $744,000, consisting of unrealized gains of $1,597,000 on securities that had risen in value since their purchase and $853,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the period ended May 31, 2018, the fund purchased $45,911,000 of investment securities and sold $5,121,000 of investment securities, other than temporary cash investments.

U.S. Multifactor ETF

F. Capital shares issued and redeemed were:

February 13, 2018[1] to
May 31, 2018
Shares
(000)
Issued	525
Issued in Lieu of Cash Distributions	—
Redeemed	—
Net Increase (Decrease) in Shares Outstanding	525
1 Inception.

G. Management has determined that no events or transactions occurred subsequent to May 31, 2018, that would require recognition or disclosure in these financial statements.

U.S. Quality Factor ETF

Fund Profile
As of May 31, 2018

Portfolio Characteristics
		Russell
		3000
	Fund	Index
Number of Stocks	664	2,941
Median Market Cap	$10.1B	$66.7B
Price/Earnings Ratio	22.4x	20.8x
Price/Book Ratio	3.1x	3.0x
Return on Equity	13.6%	15.0%
Earnings Growth
Rate	8.9%	7.9%
Dividend Yield	1.3%	1.8%
Foreign Holdings	0.2%	0.0%
Turnover Rate
(Annualized)	35%	—
Ticker Symbol	VFQY	—
Expense Ratio[1]	0.13%	—
30-Day SEC Yield	1.18%	—
Short-Term Reserves	0.4%	—

Sector Diversification (% of equity exposure)
		Russell
		3000
	Fund	Index
Consumer Discretionary	24.3%	14.3%
Consumer Staples	5.4	5.3
Energy	2.1	6.0
Financial Services	19.1	21.1
Health Care	10.1	13.2
Materials & Processing	3.9	3.8
Producer Durables	12.0	10.8
Technology	22.3	21.0
Utilities	0.8	4.5

Sector categories are based on the Russell Global Sectors (“RGS”), except for the “Other” category (if applicable), which includes securities that have not been provided a RGS classification as of the effective reporting period.

Ten Largest Holdings (% of total net assets)
Ross Stores Inc.	Specialty Retail	1.1%
TJX Cos. Inc.	Specialty Retail	1.0
Adobe Systems Inc.	Computer Services
	Software & Systems	0.9
Walmart Inc.	Diversified Retail	0.9
US Bancorp	Banks: Diversified	0.9
Illumina Inc.	Medical Equipment	0.8
Intuit Inc.	Computer Services
	Software & Systems	0.8
Costco Wholesale Corp.	Diversified Retail	0.8
Humana Inc.	Health Care
	Management
	Services	0.8
Applied Materials Inc.	Production
	Technology
	Equipment	0.8
Top Ten		8.8%
The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratio shown is from the prospectus dated February 13, 2018, and represents estimated costs for the current fiscal year. For the period from inception through May 31, 2018, the annualized expense ratio was 0.13%.

U.S. Quality Factor ETF

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Period Total Returns (%): February 13, 2018, Through May 31, 2018

Total Returns: Period Ended March 31, 2018
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	Since
	Date	Inception
ETF Shares	2/13/2018
Market Price		1.95%
Net Asset Value		1.88

See Financial Highlights for dividend and capital gains information.

U.S. Quality Factor ETF

Financial Statements (unaudited)

Statement of Net Assets
As of May 31, 2018

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
	Shares		($000)
Common Stocks (99.5%)
Consumer Discretionary (24.2%)
	Ross Stores Inc.	1,072	85
	TJX Cos. Inc.	863	78
	Walmart Inc.	880	73
	Costco Wholesale Corp.	336	67
	NIKE Inc. Class B	889	64
	Target Corp.	795	58
	Las Vegas Sands Corp.	697	56
	Estee Lauder Cos. Inc.
	Class A	341	51
*	Amazon.com Inc.	21	34
	Walt Disney Co.	334	33
	Haverty Furniture Cos. Inc.	1,455	29
	Guess? Inc.	1,406	28
*	Chipotle Mexican Grill Inc.
	Class A	52	22
	Marriott International Inc.
	Class A	140	19
*	Lululemon Athletica Inc.	176	18
*	Grand Canyon Education Inc.	155	17
	Macy’s Inc.	490	17
	Foot Locker Inc.	303	16
	Ralph Lauren Corp. Class A	121	16
	Tiffany & Co.	124	16
	Cato Corp. Class A	706	16
*	Burlington Stores Inc.	109	16
*	TripAdvisor Inc.	305	16
	Texas Roadhouse Inc. Class A	243	15
	Gentex Corp.	620	15
	Tractor Supply Co.	199	15
	Williams-Sonoma Inc.	257	14
	Columbia Sportswear Co.	162	14
	Kohl’s Corp.	209	14
*	Etsy Inc.	415	13
	Yum China Holdings Inc.	335	13
	Cracker Barrel Old Country
	Store Inc.	83	13
*	Fossil Group Inc.	592	13

	Nordstrom Inc.	264	13
	Best Buy Co. Inc.	186	13
*	Ulta Beauty Inc.	50	12
	Gap Inc.	433	12
	Signet Jewelers Ltd.	278	12
*	J. Jill Inc.	1,522	12
	Polaris Industries Inc.	106	12
	Shoe Carnival Inc.	366	12
	Expedia Group Inc.	97	12
	Citi Trends Inc.	371	11
	Dollar General Corp.	127	11
	Genuine Parts Co.	119	11
	Bed Bath & Beyond Inc.	593	11
	American Eagle Outfitters Inc.	478	11
	DSW Inc. Class A	444	11
*	Crocs Inc.	594	11
*	Urban Outfitters Inc.	253	10
	BJ’s Restaurants Inc.	187	10
	Dillard’s Inc. Class A	128	10
*	Zumiez Inc.	418	10
	Darden Restaurants Inc.	115	10
	Buckle Inc.	398	10
	HealthStream Inc.	360	10
	Ruth’s Hospitality Group Inc.	368	10
*	Vera Bradley Inc.	838	10
*	Quotient Technology Inc.	722	10
	Wynn Resorts Ltd.	49	10
	Johnson Outdoors Inc. Class A	126	10
*	Potbelly Corp.	710	9
*	Hibbett Sports Inc.	355	9
*	Instructure Inc.	214	9
*	Genesco Inc.	210	9
*	MCBC Holdings Inc.	311	9
	H&R Block Inc.	334	9
	National Presto Industries Inc.	81	9
	Movado Group Inc.	186	9
	La-Z-Boy Inc.	292	9
*	Francesca’s Holdings Corp.	1,540	9
	Abercrombie & Fitch Co.	381	9

U.S. Quality Factor ETF

			Market
			Value•
	Shares		($000)
	John Wiley & Sons Inc.
	Class A	134	9
	Oxford Industries Inc.	110	9
*	Deckers Outdoor Corp.	80	9
*	NVR Inc.	3	9
	Advance Auto Parts Inc.	69	9
	Cheesecake Factory Inc.	171	9
*	Chuy’s Holdings Inc.	299	9
	Steven Madden Ltd.	166	9
	World Wrestling Entertainment
	Inc. Class A	148	9
	Dick’s Sporting Goods Inc.	234	9
*	Shutterstock Inc.	178	8
	Strayer Education Inc.	76	8
*	American Public Education Inc.	191	8
	Ethan Allen Interiors Inc.	345	8
*	Michael Kors Holdings Ltd.	140	8
*	Shutterfly Inc.	84	8
*	Care.com Inc.	379	8
	Inter Parfums Inc.	146	8
*	Nautilus Inc.	518	8
	Aaron’s Inc.	194	8
	Thor Industries Inc.	83	8
*	ZAGG Inc.	503	8
	Chico’s FAS Inc.	902	8
*	Dorman Products Inc.	118	8
	Children’s Place Inc.	59	8
*	Wayfair Inc.	82	8
*	RH	77	8
	Travelport Worldwide Ltd.	429	8
*	Ollie’s Bargain Outlet Holdings
	Inc.	106	7
*	Cavco Industries Inc.	36	7
	Tile Shop Holdings Inc.	1,015	7
	Carter’s Inc.	66	7
	Nutrisystem Inc.	192	7
	Standard Motor Products Inc.	158	7
*	Liberty Expedia Holdings Inc.
	Class A	164	7
*	Sears Holdings Corp.	2,506	7
*	Fitbit Inc. Class A	1,291	7
*	Live Nation Entertainment Inc.	162	7
	Wolverine World Wide Inc.	205	7
*	Sleep Number Corp.	244	7
*	K12 Inc.	419	7
	Big 5 Sporting Goods Corp.	809	7
*	Helen of Troy Ltd.	73	7
*	Regis Corp.	378	7
	Gannett Co. Inc.	614	6
	Fortune Brands Home &
	Security Inc.	113	6
	Winnebago Industries Inc.	175	6
	New Media Investment
	Group Inc.	379	6
*	Express Inc.	735	6

*	Fiesta Restaurant Group Inc.	251	6
	PriceSmart Inc.	73	6
	Garmin Ltd.	101	6
*	Stamps.com Inc.	24	6
*	El Pollo Loco Holdings Inc.	566	6
	News Corp. Class A	397	6
	Pier 1 Imports Inc.	2,462	6
*	Asbury Automotive Group Inc.	84	6
*	Dave & Buster’s
	Entertainment Inc.	139	6
	Monro Inc.	102	6
	Tailored Brands Inc.	172	6
*	Red Robin Gourmet Burgers
	Inc.	112	6
*	Five Below Inc.	79	6
*	Lumber Liquidators Holdings
	Inc.	263	6
	Bloomin’ Brands Inc.	253	5
*	Bridgepoint Education Inc.
	Class A	768	5
	Cable One Inc.	8	5
*	America’s Car-Mart Inc.	81	5
	Caleres Inc.	138	5
*	Boot Barn Holdings Inc.	199	5
	New York Times Co. Class A	202	5
	Hasbro Inc.	52	4
*	Del Frisco’s Restaurant Group
	Inc.	331	4
*	Adtalem Global Education Inc.	90	4
*	Motorcar Parts of America Inc.	194	4
*	Habit Restaurants Inc. Class A	468	4
	Big Lots Inc.	97	4
*	Revlon Inc. Class A	229	4
	Hyatt Hotels Corp. Class A	48	4
*	IMAX Corp.	182	4
*	FTD Cos. Inc.	627	4
	Rent-A-Center Inc.	371	3
	International Speedway Corp.
	Class A	84	3
*	Hovnanian Enterprises Inc.
	Class A	1,939	3
*	Sally Beauty Holdings Inc.	222	3
	GameStop Corp. Class A	226	3
	Tenneco Inc.	66	3
	Fred’s Inc. Class A	1,770	2
			1,945
Consumer Staples (5.3%)
	Procter & Gamble Co.	703	52
	Walgreens Boots Alliance Inc.	787	49
*	Monster Beverage Corp.	907	46
	Sysco Corp.	526	34
	Medifast Inc.	130	19
	General Mills Inc.	427	18
	Nu Skin Enterprises Inc.
	Class A	179	15

U.S. Quality Factor ETF

			Market
			Value•
	Shares		($000)
	Lancaster Colony Corp.	114	14
*	USANA Health Sciences Inc.	111	13
	Flowers Foods Inc.	620	13
*	Boston Beer Co. Inc. Class A	48	12
	Hormel Foods Corp.	338	12
	Weis Markets Inc.	208	11
	National Beverage Corp.	107	10
	Kroger Co.	406	10
*	Freshpet Inc.	393	9
*	Performance Food Group Co.	230	8
*	United Natural Foods Inc.	176	8
	J&J Snack Foods Corp.	54	8
	PetMed Express Inc.	204	7
	Calavo Growers Inc.	83	7
	Casey’s General Stores Inc.	73	7
	Ingredion Inc.	63	7
	Sanderson Farms Inc.	65	6
*	Cal-Maine Foods Inc.	131	6
*	Sprouts Farmers Market Inc.	285	6
	John B Sanfilippo & Son Inc.	81	6
	Ingles Markets Inc. Class A	189	6
	Tootsie Roll Industries Inc.	166	5
	JM Smucker Co.	43	5
			429
Energy (2.1%)
	Chevron Corp.	370	46
	Exxon Mobil Corp.	513	42
	Valero Energy Corp.	204	25
	Marathon Oil Corp.	404	9
*	Matrix Service Co.	377	7
	RPC Inc.	407	7
	Arch Coal Inc. Class A	77	6
*	REX American Resources Corp.	81	6
*	TPI Composites Inc.	221	6
*	Dril-Quip Inc.	94	5
*	Exterran Corp.	159	4
*	Flotek Industries Inc.	1,042	3
			166
Financial Services (19.0%)
	US Bancorp	1,405	70
	SunTrust Banks Inc.	752	51
	State Street Corp.	470	45
	Visa Inc. Class A	344	45
	BB&T Corp.	789	41
	Mastercard Inc. Class A	212	40
	Wells Fargo & Co.	714	39
	PNC Financial Services
	Group Inc.	261	37
	Synchrony Financial	1,054	36
	JPMorgan Chase & Co.	319	34
	Commerce Bancshares Inc.	497	32
	Bank of New York Mellon
	Corp.	556	30
	Allstate Corp.	304	28

	Bank of Hawaii Corp.	330	28
	Charles Schwab Corp.	499	28
	Aflac Inc.	345	16
	Jack Henry & Associates Inc.	113	14
	T. Rowe Price Group Inc.	110	13
	Cullen/Frost Bankers Inc.	114	13
	Northern Trust Corp.	123	13
	Discover Financial Services	165	12
	Webster Financial Corp.	188	12
	Synovus Financial Corp.	222	12
*	Credit Acceptance Corp.	34	12
	MarketAxess Holdings Inc.	56	12
	Regions Financial Corp.	647	12
	Broadridge Financial Solutions
	Inc.	100	12
	SEI Investments Co.	177	11
	Huntington Bancshares Inc.	749	11
	Brown & Brown Inc.	396	11
	M&T Bank Corp.	62	11
	East West Bancorp Inc.	153	11
	Comerica Inc.	112	11
	Equifax Inc.	92	10
	BOK Financial Corp.	102	10
*	Western Alliance Bancorp	167	10
	KeyCorp	512	10
	Lincoln National Corp.	150	10
	Fifth Third Bancorp	324	10
	TFS Financial Corp.	617	10
	Total System Services Inc.	115	10
	Ameriprise Financial Inc.	70	10
*	Zillow Group Inc.	166	10
	Morningstar Inc.	80	10
	Zions Bancorporation	175	10
	Citizens Financial Group Inc.	234	10
	Invesco Ltd.	348	9
*	BofI Holding Inc.	228	9
	Erie Indemnity Co. Class A	82	9
	First Citizens BancShares Inc.
	Class A	21	9
	Primerica Inc.	91	9
	Ally Financial Inc.	347	9
	First Financial Bankshares Inc.	169	9
	Extra Space Storage Inc.	92	9
	Park National Corp.	77	9
	Umpqua Holdings Corp.	373	9
	Prosperity Bancshares Inc.	121	9
*	Texas Capital Bancshares Inc.	90	9
	WR Berkley Corp.	108	8
	First Financial Bancorp	262	8
	Alexander’s Inc.	21	8
	TCF Financial Corp.	309	8
	1st Source Corp.	151	8
	BancorpSouth Bank	236	8
	Lakeland Financial Corp.	161	8
	Preferred Bank	123	8

U.S. Quality Factor ETF

			Market
			Value•
	Shares		($000)
	BancFirst Corp.	129	8
	LTC Properties Inc.	187	8
	Kinsale Capital Group Inc.	143	8
	Assurant Inc.	81	8
	S&T Bancorp Inc.	165	7
	ServisFirst Bancshares Inc.	176	7
	International Bancshares Corp.	170	7
	Lakeland Bancorp Inc.	362	7
*	SVB Financial Group	23	7
*	Signature Bank	56	7
	Washington Federal Inc.	219	7
	UMB Financial Corp.	92	7
	Cincinnati Financial Corp.	101	7
	MSCI Inc. Class A	43	7
	AMERISAFE Inc.	117	7
*	E*TRADE Financial Corp.	110	7
	TrustCo Bank Corp. NY	800	7
	Torchmark Corp.	82	7
	Hospitality Properties Trust	240	7
	FactSet Research Systems Inc.	34	7
	Nelnet Inc. Class A	111	7
	Great Western Bancorp Inc.	155	7
	Raymond James Financial Inc.	69	7
	TD Ameritrade Holding Corp.	112	7
*	Fair Isaac Corp.	36	7
	Legg Mason Inc.	176	7
	Federal Realty Investment
	Trust	54	6
*	Eagle Bancorp Inc.	105	6
	First Republic Bank	61	6
	Universal Insurance Holdings
	Inc.	170	6
	Urstadt Biddle Properties Inc.
	Class A	277	6
	Capitol Federal Financial Inc.	451	6
	Senior Housing Properties
	Trust	335	6
	Unum Group	150	6
	Independent Bank Corp.	74	6
	Assured Guaranty Ltd.	163	6
*	TriState Capital Holdings Inc.	222	6
	Provident Financial Services
	Inc.	204	6
	SL Green Realty Corp.	58	6
	National Western Life Group
	Inc. Class A	18	6
	Hanmi Financial Corp.	183	5
	Investors Bancorp Inc.	408	5
	Trustmark Corp.	169	5
	Fulton Financial Corp.	310	5
	Columbia Property Trust Inc.	244	5
	FirstCash Inc.	59	5
	WesBanco Inc.	113	5
	Hope Bancorp Inc.	289	5

	RLI Corp.	79	5
	Bank of the Ozarks	109	5
	NBT Bancorp Inc.	136	5
	WSFS Financial Corp.	98	5
	Glacier Bancorp Inc.	130	5
	CorEnergy Infrastructure
	Trust Inc.	138	5
	Beneficial Bancorp Inc.	292	5
	CVB Financial Corp.	205	5
	Evercore Inc. Class A	45	5
	Bank of NT Butterfield & Son
	Ltd.	98	5
	Cathay General Bancorp	110	5
	Tompkins Financial Corp.	55	5
	Xenia Hotels & Resorts Inc.	183	5
	Hersha Hospitality Trust
	Class A	208	4
	Selective Insurance Group Inc.	76	4
	LegacyTexas Financial Group
	Inc.	100	4
	Federated Investors Inc.
	Class B	172	4
	RE/MAX Holdings Inc. Class A	80	4
	Pebblebrook Hotel Trust	101	4
	TriCo Bancshares	105	4
	City Holding Co.	55	4
	Waddell & Reed Financial Inc.
	Class A	201	4
	Cohen & Steers Inc.	99	4
	Banco Latinoamericano de
	Comercio Exterior SA	133	4
	Meridian Bancorp Inc.	181	3
*	HomeStreet Inc.	129	3
			1,530
Health Care (10.1%)
*	Illumina Inc.	249	68
	Humana Inc.	224	65
*	Biogen Inc.	208	61
	UnitedHealth Group Inc.	227	55
*	Vertex Pharmaceuticals Inc.	278	43
	Cigna Corp.	139	24
*	Intuitive Surgical Inc.	44	20
	Medtronic plc	227	20
*	Veeva Systems Inc. Class A	251	19
	Chemed Corp.	55	18
*	athenahealth Inc.	107	16
*	Boston Scientific Corp.	499	15
*	WellCare Health Plans Inc.	67	15
*	Align Technology Inc.	44	15
*	Inogen Inc.	71	13
	West Pharmaceutical Services
	Inc.	125	12
*	HealthEquity Inc.	155	11
*	Varian Medical Systems Inc.	97	11

U.S. Quality Factor ETF

			Market
			Value•
	Shares		($000)
	Luminex Corp.	386	11
*	Globus Medical Inc.	190	11
*	Centene Corp.	90	11
	Cantel Medical Corp.	93	10
*	Haemonetics Corp.	106	10
*	Cerner Corp.	159	9
*	Quality Systems Inc.	537	9
	Atrion Corp.	16	9
*	Myriad Genetics Inc.	249	9
	Meridian Bioscience Inc.	577	9
*	K2M Group Holdings Inc.	357	8
*	Genomic Health Inc.	210	8
*	Triple-S Management Corp.
	Class B	226	8
*	Neogen Corp.	106	8
*	Glaukos Corp.	211	8
*	AngioDynamics Inc.	374	8
	Patterson Cos. Inc.	368	8
*	Henry Schein Inc.	109	8
	CONMED Corp.	104	7
	Agilent Technologies Inc.	115	7
*	Cambrex Corp.	157	7
*	Medpace Holdings Inc.	158	7
*	Momenta Pharmaceuticals Inc.	282	7
*	AMN Healthcare Services Inc.	113	6
	LeMaitre Vascular Inc.	184	6
*	Providence Service Corp.	86	6
*	LHC Group Inc.	79	6
	STERIS plc	58	6
*	Foundation Medicine Inc.	60	6
*	Exelixis Inc.	276	6
*	AtriCure Inc.	239	6
*	Alkermes plc	120	6
*	Amphastar Pharmaceuticals
	Inc.	328	5
*	Orthofix International NV	93	5
*	Vanda Pharmaceuticals Inc.	288	5
*	Anika Therapeutics Inc.	124	5
*	Amedisys Inc.	66	5
	US Physical Therapy Inc.	52	5
*	Retrophin Inc.	172	5
*	MiMedx Group Inc.	508	4
*	Sangamo Therapeutics Inc.	252	4
*	Cutera Inc.	97	4
*	MyoKardia Inc.	83	4
*	Insys Therapeutics Inc.	600	4
*	Pulse Biosciences Inc.	201	3
*	Calithera Biosciences Inc.	578	3
			813
Materials & Processing (3.9%)
	Fastenal Co.	614	33
	PPG Industries Inc.	217	22
	Ecolab Inc.	141	20
	Louisiana-Pacific Corp.	487	14

	Watsco Inc.	66	12
	Acuity Brands Inc.	92	11
	Chase Corp.	83	10
	Royal Gold Inc.	109	10
	Gold Resource Corp.	1,557	10
	Materion Corp.	171	9
	AptarGroup Inc.	100	9
	Cabot Microelectronics Corp.	79	9
	Reliance Steel & Aluminum Co.	93	9
	Balchem Corp.	85	8
*	Continental Building Products
	Inc.	264	8
	Quaker Chemical Corp.	50	8
	Stepan Co.	104	8
	Simpson Manufacturing Co.
	Inc.	119	8
	Comfort Systems USA Inc.	154	7
	Westlake Chemical Corp.	62	7
	AAON Inc.	230	7
	Interface Inc. Class A	284	6
*	RBC Bearings Inc.	51	6
	Greif Inc. Class A	109	6
*	GCP Applied Technologies Inc.	197	6
	Caesarstone Ltd.	391	6
	Packaging Corp. of America	52	6
	Tahoe Resources Inc.	1,142	6
	Newmont Mining Corp.	145	6
*	Armstrong Flooring Inc.	416	5
*	Verso Corp.	242	5
	Boise Cascade Co.	96	5
	Insteel Industries Inc.	139	4
	Neenah Inc.	44	4
			310
Producer Durables (11.9%)
	Accenture plc Class A	318	50
	Raytheon Co.	215	45
	Delta Air Lines Inc.	710	38
	Johnson Controls
	International plc	975	33
	Systemax Inc.	924	31
	Terex Corp.	718	28
	Cummins Inc.	157	22
	General Dynamics Corp.	99	20
	Boeing Co.	50	18
	Robert Half International Inc.	266	17
	Old Dominion Freight Line Inc.	98	15
*	HD Supply Holdings Inc.	358	15
	Rollins Inc.	291	14
	WW Grainger Inc.	46	14
	MAXIMUS Inc.	221	13
	Landstar System Inc.	118	13
	EMCOR Group Inc.	172	13
	IDEX Corp.	94	13
	Paychex Inc.	188	12

U.S. Quality Factor ETF

			Market
			Value•
	Shares		($000)
*	CoStar Group Inc.	32	12
	National Instruments Corp.	284	12
	Insperity Inc.	120	11
	Expeditors International of
	Washington Inc.	147	11
	Toro Co.	186	11
*	TriNet Group Inc.	200	11
	Deluxe Corp.	155	10
	MSC Industrial Direct Co. Inc.
	Class A	109	10
	Textron Inc.	150	10
	ICF International Inc.	135	10
	McGrath RentCorp	143	9
	JB Hunt Transport Services
	Inc.	72	9
*	JetBlue Airways Corp.	476	9
	Xylem Inc.	127	9
	Convergys Corp.	376	9
	UniFirst Corp.	50	9
*	Trimble Inc.	266	9
	Hillenbrand Inc.	185	9
	Dover Corp.	106	8
	Alaska Air Group Inc.	132	8
*	Copart Inc.	143	8
	AO Smith Corp.	124	8
	Graco Inc.	172	8
	Pentair plc	177	8
*	FARO Technologies Inc.	142	8
	Primoris Services Corp.	292	8
	Werner Enterprises Inc.	192	8
	Barrett Business Services Inc.	87	7
*	Harsco Corp.	303	7
	Marten Transport Ltd.	321	7
*	ASGN Inc.	95	7
*	ExlService Holdings Inc.	128	7
	Forward Air Corp.	122	7
*	Proto Labs Inc.	60	7
*	Sykes Enterprises Inc.	257	7
	Exponent Inc.	72	7
	Badger Meter Inc.	161	7
	Huntington Ingalls Industries
	Inc.	31	7
	Heidrick & Struggles
	International Inc.	179	7
*	Control4 Corp.	266	7
*	Casella Waste Systems Inc.
	Class A	277	7
	Essendant Inc.	449	6
	Allison Transmission Holdings
	Inc.	152	6
	Snap-on Inc.	42	6
*	Echo Global Logistics Inc.	223	6
*	Middleby Corp.	62	6
*	Covenant Transportation
	Group Inc. Class A	205	6

	H&E Equipment Services Inc.	176	6
	Astec Industries Inc.	103	6
	Stanley Black & Decker Inc.	43	6
	FLIR Systems Inc.	111	6
	Brady Corp. Class A	152	6
	Herman Miller Inc.	178	6
*	SP Plus Corp.	160	6
	ManpowerGroup Inc.	63	6
	Steelcase Inc. Class A	393	6
	Kaman Corp.	79	6
	Heartland Express Inc.	289	5
*	Saia Inc.	65	5
	Korn/Ferry International	97	5
*	Dycom Industries Inc.	55	5
	Knoll Inc.	253	5
*	Advanced Energy Industries
	Inc.	77	5
	Raven Industries Inc.	130	5
	Ryder System Inc.	69	5
*	Team Inc.	213	5
	Encore Wire Corp.	93	4
	Hyster-Yale Materials Handling
	Inc.	61	4
*	TrueBlue Inc.	149	4
	Argan Inc.	94	4
	Briggs & Stratton Corp.	196	4
	HNI Corp.	97	4
	Granite Construction Inc.	63	4
*	Titan Machinery Inc.	194	4
	Sun Hydraulics Corp.	69	3
	Alamo Group Inc.	37	3
*	WageWorks Inc.	65	3
	Kelly Services Inc. Class A	134	3
			959
Technology (22.2%)
*	Adobe Systems Inc.	297	74
	Intuit Inc.	339	68
	Applied Materials Inc.	1,272	65
*	salesforce.com Inc.	493	64
	Texas Instruments Inc.	561	63
	Intel Corp.	1,083	60
*	Alphabet Inc. Class A	52	57
	HP Inc.	2,582	57
*	Facebook Inc. Class A	292	56
	Activision Blizzard Inc.	719	51
	NVIDIA Corp.	195	49
	Cognizant Technology
	Solutions Corp. Class A	582	44
*	Electronic Arts Inc.	280	37
	Apple Inc.	186	35
	Lam Research Corp.	169	33
*	Ubiquiti Networks Inc.	397	33
	Pegasystems Inc.	295	18
*	Red Hat Inc.	110	18

U.S. Quality Factor ETF

			Market
			Value•
	Shares		($000)
*	F5 Networks Inc.	101	17
*	Fortinet Inc.	283	17
*	VMware Inc. Class A	119	16
*	Silicon Laboratories Inc.	139	15
*	Manhattan Associates Inc.	336	15
*	ANSYS Inc.	88	14
	Blackbaud Inc.	145	14
*	Tyler Technologies Inc.	61	14
*	LivePerson Inc.	722	14
*	Splunk Inc.	122	14
*	Akamai Technologies Inc.	175	13
*	New Relic Inc.	127	13
*	Appfolio Inc.	216	13
	Amdocs Ltd.	186	13
*	EPAM Systems Inc.	99	12
	Skyworks Solutions Inc.	122	12
*	Synopsys Inc.	136	12
*	Glu Mobile Inc.	2,085	12
*	Nutanix Inc.	212	11
*	Arista Networks Inc.	45	11
	MKS Instruments Inc.	99	11
*	Atlassian Corp. plc Class A	174	11
*	PTC Inc.	127	11
*	SPS Commerce Inc.	147	11
*	Zendesk Inc.	195	11
*	Workday Inc. Class A	83	11
	NetApp Inc.	159	11
*	RingCentral Inc. Class A	143	11
*	Ellie Mae Inc.	101	11
	Harris Corp.	71	11
	Xilinx Inc.	156	11
*	Cadence Design Systems Inc.	249	11
	Entegris Inc.	300	11
*	Coherent Inc.	62	10
*	ePlus Inc.	113	10
*	Qualys Inc.	133	10
*	VASCO Data Security
	International Inc.	469	10
*	Q2 Holdings Inc.	177	10
	Maxim Integrated Products
	Inc.	169	10
	Jabil Inc.	350	10
*	Rudolph Technologies Inc.	293	10
*	Workiva Inc.	371	10
	NIC Inc.	627	10
*	Palo Alto Networks Inc.	46	10
*	Cree Inc.	204	9
*	IPG Photonics Corp.	39	9
*	Everbridge Inc.	203	9
*	Yelp Inc. Class A	217	9
*	Rapid7 Inc.	291	9
*	Ultimate Software Group Inc.	35	9
	Teradyne Inc.	239	9
*	Qorvo Inc.	111	9

*	GrubHub Inc.	81	9
*	Varonis Systems Inc.	111	9
*	Pure Storage Inc. Class A	401	9
*	Blackline Inc.	201	8
*	Twitter Inc.	238	8
*	Hortonworks Inc.	463	8
	Dolby Laboratories Inc.
	Class A	127	8
*	VeriSign Inc.	61	8
	Monolithic Power Systems
	Inc.	59	8
*	Diodes Inc.	222	8
*	Teradata Corp.	188	7
*	Perficient Inc.	286	7
*	Coupa Software Inc.	137	7
*	Harmonic Inc.	1,844	7
*	Virtusa Corp.	145	7
*	Amkor Technology Inc.	763	7
*	Acxiom Corp.	236	7
	Comtech Telecommunications
	Corp.	220	7
*	TrueCar Inc.	696	7
*	Imperva Inc.	139	7
*	Groupon Inc. Class A	1,364	7
*	TTM Technologies Inc.	360	6
	Juniper Networks Inc.	238	6
*	NetScout Systems Inc.	230	6
*	Cirrus Logic Inc.	165	6
*	Mitek Systems Inc.	697	6
*	CACI International Inc. Class A	36	6
*	MINDBODY Inc. Class A	151	6
*	CommVault Systems Inc.	86	6
*	Photronics Inc.	671	6
*	MicroStrategy Inc. Class A	45	6
	Power Integrations Inc.	77	6
*	A10 Networks Inc.	843	5
	Progress Software Corp.	141	5
*	Synchronoss Technologies Inc.	920	5
	Monotype Imaging Holdings
	Inc.	239	5
*	Infinera Corp.	586	5
*	Box Inc.	197	5
*	HubSpot Inc.	41	5
*	FormFactor Inc.	339	5
*	Limelight Networks Inc.	932	5
	Vishay Intertechnology Inc.	207	4
*	Tucows Inc. Class A	69	4
*	Ambarella Inc.	88	4
*	CEVA Inc.	124	4
*	Vocera Communications Inc.	142	4
*	NETGEAR Inc.	63	4
*	CalAmp Corp.	178	4
	Benchmark Electronics Inc.	136	4
			1,782

U.S. Quality Factor ETF

			Market
			Value•
	Shares		($000)
	Utilities (0.8%)
	MDU Resources Group Inc.	360	10
	j2 Global Inc.	110	9
	Hawaiian Electric Industries
	Inc.	248	9
*	Vonage Holdings Corp.	680	8
*	Boingo Wireless Inc.	294	6
*	8x8 Inc.	338	6
*	United States Cellular Corp.	155	6
	Telephone & Data Systems
	Inc.	211	5
	American States Water Co.	91	5
			64
	Total Common Stocks
	(Cost $7,506)		7,998
Temporary Cash Investment (0.4%)
	Money Market Fund (0.4%)
1	Vanguard Market Liquidity Fund,
	1.961% (Cost $31)	312	31
	Total Investments (99.9%)
	(Cost $7,537)		8,029

			Amount
			($000)
Other Assets and Liabilities (0.1%)
	Other Assets
	Investment in Vanguard		1
	Receivables for Accrued Income		9
	Total Other Assets		10
	Liabilities
	Payables to Vanguard		(1)
	Total Liabilities		(1)
	Net Assets (100%)
Applicable to 100,000 outstanding
$.001 par value shares of beneficial
	interest (unlimited authorization)		8,038
	Net Asset Value Per Share		$80.38

At May 31, 2018, net assets consisted of:
Amount
($000)
Paid-in Capital	7,500
Undistributed Net Investment Income	32
Accumulated Net Realized Gains	14
Unrealized Appreciation (Depreciation)	492
Net Assets	8,038

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate
shown is the 7-day yield.

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Quality Factor ETF

Statement of Operations

February13,2018[1] to
May 31, 2018
($000)
Investment Income
Income
Dividends	34
Interest [2]	1
Total Income	35
Expenses
The Vanguard Group—Note B
Management and Administrative	—
Marketing and Distribution	—
Custodian Fees	2
Shareholders’ Reports	1
Total Expenses	3
Net Investment Income	32
Realized Net Gain (Loss) on Investment Securities Sold[2]	14
Change in Unrealized Appreciation (Depreciation) of Investment Securities[2]	492
Net Increase (Decrease) in Net Assets Resulting from Operations	538

1 Inception.
2 Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were each less than $1,000. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Quality Factor ETF

Statement of Changes in Net Assets

February13,2018[1] to
May 31, 2018
($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	32
Realized Net Gain (Loss)	14
Change in Unrealized Appreciation (Depreciation)	492
Net Increase (Decrease) in Net Assets Resulting from Operations	538
Distributions
Net Investment Income	—
Realized Capital Gain	—
Total Distributions	—
Capital Share Transactions
Issued	7,500
Issued in Lieu of Cash Distributions	—
Redeemed	—
Net Increase (Decrease) from Capital Share Transactions	7,500
Total Increase (Decrease)	8,038
Net Assets
Beginning of Period	—
End of Period[2]	8,038
1 Inception.
2 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $32,000.

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Quality Factor ETF

Financial Highlights

February 13, 2018[1] to
For a Share Outstanding Throughout the Period	May 31, 2018
Net Asset Value, Beginning of Period	$75.00
Investment Operations
Net Investment Income[2]	.317
Net Realized and Unrealized Gain (Loss) on Investments	5.063
Total from Investment Operations	5.380
Distributions
Dividends from Net Investment Income	—
Distributions from Realized Capital Gains	—
Total Distributions	—
Net Asset Value, End of Period	$80.38

Total Return	7.17%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$8
Ratio of Total Expenses to Average Net Assets	0.13%[3]
Ratio of Net Investment Income to Average Net Assets	1.36%[3]
Portfolio Turnover Rate	35%[3]
1 Inception.
2 Calculated based on average shares outstanding.
3 Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Quality Factor ETF

Notes to Financial Statements

Vanguard U.S. Quality Factor ETF is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. ETF Shares are listed for trading on Cboe BZX Exchange; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2. Federal Income Taxes: The fund intends to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for the period ended May 31, 2018, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees, and generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At May 31, 2018, the fund had contributed to Vanguard capital in the amount of $1,000, representing 0.01% of the fund’s net assets and 0.00% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

U.S. Quality Factor ETF

At May 31, 2018, 100% of the market value of the fund’s investments was determined based on Level 1 inputs.

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

At May 31, 2018, the cost of investment securities for tax purposes was $7,537,000. Net unrealized appreciation of investment securities for tax purposes was $492,000, consisting of unrealized gains of $711,000 on securities that had risen in value since their purchase and $219,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the period ended May 31, 2018, the fund purchased $8,575,000 of investment securities and sold $1,084,000 of investment securities, other than temporary cash investments.

F. Capital shares issued and redeemed were:

February 13, 2018[1] to
May 31, 2018
Shares
(000)
Issued	100
Issued in Lieu of Cash Distributions	—
Redeemed	—
Net Increase (Decrease) in Shares Outstanding	100
1 Inception.

G. Management has determined that no events or transactions occurred subsequent to May 31, 2018, that would require recognition or disclosure in these financial statements.

U.S. Value Factor ETF

Fund Profile
As of May 31, 2018

Portfolio Characteristics
		Russell
		3000
	Fund	Index
Number of Stocks	773	2,941
Median Market Cap	$5.7B	$66.7B
Price/Earnings Ratio	11.4x	20.8x
Price/Book Ratio	1.4x	3.0x
Return on Equity	9.7%	15.0%
Earnings Growth
Rate	9.4%	7.9%
Dividend Yield	1.9%	1.8%
Foreign Holdings	0.6%	0.0%
Turnover Rate
(Annualized)	19%	—
Ticker Symbol	VFVA	—
Expense Ratio[1]	0.13%	—
30-Day SEC Yield	1.79%	—
Short-Term Reserves	0.1%	—

Sector Diversification (% of equity exposure)
		Russell
		3000
	Fund	Index
Consumer Discretionary	18.9%	14.3%
Consumer Staples	4.8	5.3
Energy	7.0	6.0
Financial Services	26.3	21.1
Health Care	6.2	13.2
Materials & Processing	8.0	3.8
Other	0.5	0.0
Producer Durables	12.3	10.8
Technology	8.0	21.0
Utilities	8.0	4.5

Sector categories are based on the Russell Global Sectors (“RGS”), except for the “Other” category (if applicable), which includes securities that have not been provided a RGS classification as of the effective reporting period.

Ten Largest Holdings (% of total net assets)
General Motors Co.	Automobiles	0.8%
Micron Technology Inc.	Semiconductors &
	Components	0.7
Ford Motor Co.	Automobiles	0.7
PG&E Corp.	Utilities: Electrical	0.7
Duke Energy Corp.	Utilities: Electrical	0.7
Johnson Controls	Scientific
International plc	Instruments: Control
	& Filter	0.7
Exelon Corp.	Utilities: Electrical	0.7
AT&T Inc.	Utilities:
	Telecommunications	0.7
Delta Air Lines Inc.	Air Transport	0.7
Wells Fargo & Co.	Banks: Diversified	0.7
Top Ten		7.1%
The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratio shown is from the prospectus dated February 13, 2018, and represents estimated costs for the current fiscal year. For the period from inception through May 31, 2018, the annualized expense ratio was 0.13%.

U.S. Value Factor ETF

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Period Total Returns (%): February 13, 2018, Through May 31, 2018

Total Returns: Period Ended March 31, 2018
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	Since
	Date	Inception
ETF Shares	2/13/2018
Market Price		1.25%
Net Asset Value		1.20

See Financial Highlights for dividend and capital gains information.

U.S. Value Factor ETF

Financial Statements (unaudited)

Statement of Net Assets
As of May 31, 2018

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (99.3%)[1]
Consumer Discretionary (18.8%)
	General Motors Co.	4,330	185
	Ford Motor Co.	14,450	167
	Carnival Corp.	2,190	136
	Comcast Corp. Class A	4,188	131
	Target Corp.	1,276	93
	L Brands Inc.	2,499	85
	Foot Locker Inc.	1,538	83
	H&R Block Inc.	2,890	79
	Haverty Furniture Cos. Inc.	3,926	79
*	Motorcar Parts of America
	Inc.	3,457	74
*	El Pollo Loco Holdings Inc.	6,993	74
*	Del Taco Restaurants Inc.	6,023	72
*	American Axle &
	Manufacturing Holdings Inc.	4,583	72
*	Liberty Broadband Corp.	937	65
*	WideOpenWest Inc.	7,261	64
	Standard Motor Products Inc.	1,399	63
	Gap Inc.	2,151	60
	Penske Automotive Group
	Inc.	1,215	58
*	Discovery Communications
	Inc. Class A	2,728	58
*	ZAGG Inc.	3,749	57
	Viacom Inc. Class B	2,072	56
*	AutoNation Inc.	1,203	55
*	Michaels Cos. Inc.	2,984	55
	Goodyear Tire & Rubber Co.	2,207	54
	Thor Industries Inc.	578	54
	Signet Jewelers Ltd.	1,237	53
	Bed Bath & Beyond Inc.	2,921	53
*	William Lyon Homes Class A	2,214	53
	Whirlpool Corp.	358	52
*	DISH Network Corp. Class A	1,654	49
*	MSG Networks Inc.	2,500	48
	Adient plc	906	48

*	Qurate Retail Group Inc.
	QVC Group Class A	2,372	48
	Lithia Motors Inc. Class A	487	48
	Cooper Tire & Rubber Co.	1,846	47
	International Speedway Corp.
	Class A	1,137	47
	Tower International Inc.	1,555	46
	Macy’s Inc.	1,242	43
	Toll Brothers Inc.	994	39
	Kohl’s Corp.	585	39
*	AutoZone Inc.	60	39
	PulteGroup Inc.	1,212	37
	National Presto Industries Inc.	319	36
*	Norwegian Cruise Line
	Holdings Ltd.	680	36
*	J. Jill Inc.	4,444	35
	National CineMedia Inc.	4,660	35
	Royal Caribbean Cruises Ltd.	303	32
*	K12 Inc.	1,950	31
	Dana Inc.	1,407	31
	Tenneco Inc.	695	31
	Lear Corp.	152	30
*	Laureate Education Inc.
	Class A	1,799	29
*	Helen of Troy Ltd.	320	29
	Dick’s Sporting Goods Inc.	784	29
	Dillard’s Inc. Class A	348	28
	Shoe Carnival Inc.	871	28
*	Sally Beauty Holdings Inc.	1,723	26
	Office Depot Inc.	10,903	26
	Sonic Automotive Inc.
	Class A	1,201	26
*	Party City Holdco Inc.	1,733	25
	Newell Brands Inc.	1,066	25
	Travelport Worldwide Ltd.	1,425	25
	AMERCO	77	25
	Walmart Inc.	301	25
*	TRI Pointe Group Inc.	1,426	25
	KB Home	930	24
	Aaron’s Inc.	613	24

U.S. Value Factor ETF

			Market
			Value•
		Shares	($000)
	Brinker International Inc.	551	24
*	Gray Television Inc.	2,176	24
	Graham Holdings Co. Class B	41	24
*	Taylor Morrison Home Corp.
	Class A	1,103	24
*	Francesca’s Holdings Corp.	3,980	24
	Group 1 Automotive Inc.	333	23
	GameStop Corp. Class A	1,740	23
*	MDC Partners Inc. Class A	5,382	22
*	Horizon Global Corp.	3,303	22
	Sinclair Broadcast Group Inc.
	Class A	793	22
	Gannett Co. Inc.	2,043	22
	Walt Disney Co.	216	21
*	Hibbett Sports Inc.	782	21
	Marcus Corp.	652	21
	Matthews International Corp.
	Class A	371	20
	Entravision Communications
	Corp. Class A	4,979	20
*	Express Inc.	2,320	20
*	JC Penney Co. Inc.	8,156	20
	Sonic Corp.	799	19
	Ethan Allen Interiors Inc.	808	19
	Big Lots Inc.	460	19
	AMC Entertainment Holdings
	Inc. Class A	1,257	19
	Lions Gate Entertainment
	Corp. Class A	802	19
*	Cooper-Standard Holdings
	Inc.	142	18
	Chico’s FAS Inc.	1,988	17
	Cato Corp. Class A	679	15
	Ralph Lauren Corp. Class A	88	12
	Big 5 Sporting Goods Corp.	1,414	12
	TEGNA Inc.	1,007	10
*	Liberty Media Corp-Liberty
	SiriusXM C	223	10
	Movado Group Inc.	200	10
	DSW Inc. Class A	369	9
*	Sportsman’s Warehouse
	Holdings Inc.	1,597	8
*	RH	84	8
*	Genesco Inc.	186	8
*	Zumiez Inc.	326	8
	BorgWarner Inc.	162	8
	Williams-Sonoma Inc.	142	8
	Citi Trends Inc.	261	8
*	Eastman Kodak Co.	1,525	8
*	Nautilus Inc.	512	8
	Harley-Davidson Inc.	177	7
	Tailored Brands Inc.	221	7
	Gentex Corp.	298	7
	Pier 1 Imports Inc.	2,982	7
	MDC Holdings Inc.	220	7

	Caleres Inc.	192	7
	Buckle Inc.	263	7
	Rent-A-Center Inc.	673	6
*	Liberty Expedia Holdings Inc.
	Class A	142	6
*	Asbury Automotive Group Inc.	85	6
	Extended Stay America Inc.	269	6
	American Eagle Outfitters Inc.	237	5
*	Bridgepoint Education Inc.
	Class A	741	5
	Meredith Corp.	100	5
*	Vera Bradley Inc.	430	5
	EW Scripps Co. Class A	379	5
	Cinemark Holdings Inc.	140	5
	Abercrombie & Fitch Co.	190	5
	Carriage Services Inc. Class A	179	4
*	Regis Corp.	260	4
	Hyatt Hotels Corp. Class A	55	4
	La-Z-Boy Inc.	139	4
*	Gentherm Inc.	120	4
*	Conn’s Inc.	181	4
	New Media Investment Group
	Inc.	247	4
*	AMC Networks Inc. Class A	72	4
*	Red Robin Gourmet Burgers
	Inc.	80	4
*	Habit Restaurants Inc. Class A	427	4
*	Meritage Homes Corp.	82	4
	Hooker Furniture Corp.	98	4
	Nexstar Media Group Inc.
	Class A	55	4
*	Beazer Homes USA Inc.	240	4
*	Murphy USA Inc.	52	3
*	M/I Homes Inc.	117	3
*	Stoneridge Inc.	102	3
	Nielsen Holdings plc	100	3
	Winnebago Industries Inc.	83	3
*	Meritor Inc.	139	3
	Barnes & Noble Inc.	484	3
*	Iconix Brand Group Inc.	3,837	2
*	Avis Budget Group Inc.	59	2
*	Hertz Global Holdings Inc.	111	2
			4,402
Consumer Staples (4.7%)
	Kraft Heinz Co.	2,539	146
	CVS Health Corp.	2,210	140
	Walgreens Boots Alliance
	Inc.	1,937	121
	Kroger Co.	3,131	76
	Tootsie Roll Industries Inc.	2,241	65
	Ingles Markets Inc. Class A	1,996	57
	Tyson Foods Inc. Class A	793	54
	JM Smucker Co.	487	52
	Molson Coors Brewing Co.
	Class B	717	44

U.S. Value Factor ETF

			Market
			Value•
		Shares	($000)
	Coca-Cola European
	Partners plc	1,001	38
*	Post Holdings Inc.	472	36
*	Pilgrim’s Pride Corp.	1,563	31
	Bunge Ltd.	437	30
	Andersons Inc.	863	28
	Weis Markets Inc.	462	25
*	Hostess Brands Inc. Class A	1,682	23
	Dean Foods Co.	2,310	22
*	United Natural Foods Inc.	458	21
	Sanderson Farms Inc.	206	20
	Fresh Del Monte Produce Inc.	425	19
	Mondelez International Inc.
	Class A	316	13
	Archer-Daniels-Midland Co.	264	12
	SUPERVALU Inc.	583	11
	SpartanNash Co.	296	7
*	US Foods Holding Corp.	175	6
	Universal Corp.	73	5
*	Smart & Final Stores Inc.	821	4
			1,106
Energy (6.9%)
	Kinder Morgan Inc.	7,790	130
	Marathon Petroleum Corp.	1,556	123
*	Par Pacific Holdings Inc.	3,762	67
	Peabody Energy Corp.	1,511	65
	Phillips 66	556	65
	Valero Energy Corp.	498	60
	Warrior Met Coal Inc.	1,991	54
*	Chesapeake Energy Corp.	11,891	53
	Range Resources Corp.	2,642	42
*	Antero Resources Corp.	2,160	41
*	Smart Sand Inc.	6,375	39
	Exxon Mobil Corp.	463	38
	Chevron Corp.	289	36
*	Ultra Petroleum Corp.	18,986	34
*	Sunrun Inc.	2,639	32
*	Newfield Exploration Co.	1,062	31
	CNX Resources Corp.	1,839	30
*	Energen Corp.	438	30
	Murphy Oil Corp.	951	29
*	Sanchez Energy Corp.	7,095	28
*	Bonanza Creek Energy Inc.	738	27
*	Gulfport Energy Corp.	2,412	27
*	Resolute Energy Corp.	746	27
*	Southwestern Energy Co.	5,606	26
*	W&T Offshore Inc.	3,810	26
	PBF Energy Inc. Class A	543	26
*	Halcon Resources Corp.	5,105	25
*	Denbury Resources Inc.	5,728	24
	Arch Coal Inc. Class A	277	23
*	SRC Energy Inc.	1,677	22
	HollyFrontier Corp.	269	21
*	Unit Corp.	943	21

*	REX American Resources
	Corp.	262	20
*	Laredo Petroleum Inc.	2,108	20
*	Callon Petroleum Co.	1,616	19
*	SandRidge Energy Inc.	1,301	19
	SM Energy Co.	717	19
*	C&J Energy Services Inc.	645	17
*	Parsley Energy Inc. Class A	475	14
*	WildHorse Resource
	Development Corp.	463	12
*	Penn Virginia Corp.	178	12
*	PDC Energy Inc.	194	12
	Delek US Holdings Inc.	189	11
*	Oasis Petroleum Inc.	781	10
*	Carrizo Oil & Gas Inc.	371	9
*	Renewable Energy Group Inc.	493	9
*	QEP Resources Inc.	665	8
*	EP Energy Corp. Class A	2,573	7
*	Matrix Service Co.	363	7
	Archrock Inc.	563	6
*	Abraxas Petroleum Corp.	2,264	6
*	Talos Energy Inc.	181	6
*	Rowan Cos. plc Class A	351	5
	Apache Corp.	135	5
*	Noble Corp. plc	955	5
*	Helix Energy Solutions Group
	Inc.	696	5
	World Fuel Services Corp.	237	5
*	Cloud Peak Energy Inc.	1,305	5
*	Extraction Oil & Gas Inc.	221	4
*	Exterran Corp.	136	4
	Diamondback Energy Inc.	30	4
	McDermott International Inc.	164	4
*	Flotek Industries Inc.	1,092	3
*	Diamond Offshore Drilling Inc.	161	3
	Cimarex Energy Co.	22	2
*	Pacific Ethanol Inc.	434	1
			1,620
Financial Services (26.1%)
	Wells Fargo & Co.	2,917	157
	Citigroup Inc.	2,321	155
	Morgan Stanley	3,084	155
	Bank of America Corp.	5,139	149
	Capital One Financial Corp.	1,493	140
	Prudential Financial Inc.	1,422	138
	Allstate Corp.	1,459	136
	MetLife Inc.	2,948	136
	American International
	Group Inc.	2,563	135
	Travelers Cos. Inc.	1,044	134
	Chubb Ltd.	1,004	131
	Goldman Sachs Group Inc.	544	123
	Aflac Inc.	2,301	104
	Santander Consumer USA
	Holdings Inc.	4,454	80

U.S. Value Factor ETF

			Market
			Value•
	Shares		($000)
	Lincoln National Corp.	1,171	78
	Pinnacle Financial Partners
	Inc.	1,151	77
	Assured Guaranty Ltd.	2,161	77
	Franklin Resources Inc.	2,220	74
	CNA Financial Corp.	1,566	74
	Regions Financial Corp.	4,019	73
	Sterling Bancorp	2,810	69
	Legg Mason Inc.	1,834	68
	Radian Group Inc.	3,893	62
	Ally Financial Inc.	2,406	62
	Oritani Financial Corp.	3,822	61
	Navient Corp.	4,188	58
*	MGIC Investment Corp.	5,544	58
	JPMorgan Chase & Co.	535	57
	SunTrust Banks Inc.	823	56
	Bank of New York Mellon
	Corp.	1,010	55
	BankUnited Inc.	1,311	55
	ConnectOne Bancorp Inc.	2,023	53
	BB&T Corp.	1,009	53
	CNO Financial Group Inc.	2,582	52
	United Bankshares Inc.	1,406	51
*	iStar Inc.	4,592	50
	CIT Group Inc.	962	48
*	Athene Holding Ltd. Class A	1,065	48
	Jernigan Capital Inc.	2,374	47
	First American Financial Corp.	900	47
	Realogy Holdings Corp.	1,958	47
	Cathay General Bancorp	1,099	46
*	MoneyGram International
	Inc.	6,724	45
	Unum Group	1,140	44
	FNB Corp.	3,328	44
	IBERIABANK Corp.	514	41
	First Hawaiian Inc.	1,266	37
	Synchrony Financial	1,067	37
	Citizens Financial Group Inc.	904	37
*	Customers Bancorp Inc.	1,214	37
	Everest Re Group Ltd.	161	36
	PacWest Bancorp	677	36
	Hancock Whitney Corp.	709	36
	Popular Inc.	783	35
	KeyCorp	1,817	35
	Hilltop Holdings Inc.	1,489	35
	Voya Financial Inc.	667	35
	Assurant Inc.	369	34
	Invesco Ltd.	1,258	34
	Bank of the Ozarks	719	34
	Reinsurance Group of
	America Inc. Class A	228	34
	Old Republic International
	Corp.	1,619	34

	Hartford Financial Services
	Group Inc.	644	34
*	HomeStreet Inc.	1,253	34
*	HRG Group Inc.	2,644	34
	First Horizon National Corp.	1,807	33
	New York Community
	Bancorp Inc.	2,878	33
*	Essent Group Ltd.	967	33
	Axis Capital Holdings Ltd.	583	33
	Valley National Bancorp	2,588	33
	Banco Latinoamericano de
	Comercio Exterior SA	1,230	33
	Fifth Third Bancorp	1,071	33
	Principal Financial Group Inc.	583	33
*	Arch Capital Group Ltd.	411	32
	American National Insurance
	Co.	270	32
*	PennyMac Financial Services
	Inc. Class A	1,592	32
	RenaissanceRe Holdings Ltd.	256	31
	Simmons First National Corp.
	Class A	947	30
	Stifel Financial Corp.	510	30
	Medical Properties Trust Inc.	2,192	30
	Loews Corp.	587	29
	Peapack Gladstone Financial
	Corp.	810	28
	Maiden Holdings Ltd.	3,166	28
	American Equity Investment
	Life Holding Co.	775	27
	Midland States Bancorp Inc.	846	27
	PNC Financial Services Group
	Inc.	167	24
*	Ambac Financial Group Inc.	1,290	24
	Arlington Asset Investment
	Corp. Class A	2,052	23
	State Street Corp.	242	23
*	Third Point Reinsurance Ltd.	1,693	23
*	Cowen Inc. Class A	1,494	22
	Nelnet Inc. Class A	355	22
	US Bancorp	431	22
	Heritage Insurance Holdings
	Inc.	1,271	21
	Aspen Insurance Holdings
	Ltd.	492	21
	GAIN Capital Holdings Inc.	2,582	21
	OFG Bancorp	1,486	21
	National Western Life Group
	Inc. Class A	65	20
*	First BanCorp	2,551	20
	Global Net Lease Inc.	968	19
	Sabra Health Care REIT Inc.	919	19
	Dime Community
	Bancshares Inc.	904	18

U.S. Value Factor ETF

			Market
			Value•
	Shares		($000)
*	EZCORP Inc. Class A	1,459	18
	First Interstate BancSystem
	Inc. Class A	407	18
	United Financial Bancorp Inc.	1,011	18
	Hope Bancorp Inc.	966	17
*	Flagstar Bancorp Inc.	498	17
	Berkshire Hills Bancorp Inc.	430	17
	Old National Bancorp	934	17
	Columbia Property Trust Inc.	705	16
	Washington Federal Inc.	471	15
*	First Data Corp. Class A	665	13
	Associated Banc-Corp	399	11
*	Enstar Group Ltd.	51	10
	Hanover Insurance Group Inc.	85	10
	Omega Healthcare Investors
	Inc.	311	10
	National General Holdings
	Corp.	343	9
	Discover Financial Services	127	9
	Zions Bancorporation	163	9
	Umpqua Holdings Corp.	378	9
	Chemical Financial Corp.	156	9
*	Jefferies Financial Group Inc.	400	9
*	SLM Corp.	764	9
	People’s United Financial Inc.	466	9
	Huntington Bancshares Inc.	547	8
	First Citizens BancShares Inc.
	Class A	18	8
	Federal Agricultural Mortgage
	Corp.	80	7
	American Financial Group Inc.	68	7
	Torchmark Corp.	88	7
	Wintrust Financial Corp.	81	7
	Prosperity Bancshares Inc.	101	7
	HCI Group Inc.	174	7
	BOK Financial Corp.	71	7
	CoreCivic Inc.	331	7
	FNF Group	190	7
	Raymond James Financial Inc.	70	7
	NorthStar Realty Europe Corp.	466	7
*	Franklin Financial Network Inc.	177	6
	Synovus Financial Corp.	117	6
	Alleghany Corp.	11	6
	Argo Group International
	Holdings Ltd.	102	6
	TCF Financial Corp.	233	6
	Park Hotels & Resorts Inc.	188	6
	Investors Bancorp Inc.	445	6
	Affiliated Managers Group Inc.	37	6
	Home BancShares Inc.	253	6
	Comerica Inc.	61	6
	EPR Properties	93	6
*	Signature Bank	44	6
	Apple Hospitality REIT Inc.	292	6

*	Encore Capital Group Inc.	139	5
	Opus Bank	180	5
	Great Western Bancorp Inc.	121	5
	Virtus Investment Partners Inc.	42	5
	Walker & Dunlop Inc.	92	5
	M&T Bank Corp.	30	5
	Kemper Corp.	64	5
	United Insurance Holdings
	Corp.	238	5
	Provident Financial Services
	Inc.	175	5
	UMB Financial Corp.	63	5
	United Fire Group Inc.	90	5
	First Midwest Bancorp Inc.	183	5
	Waddell & Reed Financial Inc.
	Class A	242	5
	Willis Towers Watson plc	31	5
	WesBanco Inc.	100	5
*	Seacoast Banking Corp. of
	Florida	149	5
	S&T Bancorp Inc.	102	5
*	Braemar Hotels & Resorts Inc.	415	5
	Piper Jaffray Cos.	61	5
	InfraREIT Inc.	213	5
	Universal Insurance Holdings
	Inc.	126	4
	Navigators Group Inc.	76	4
	Horace Mann Educators Corp.	100	4
	Renasant Corp.	92	4
	First Bancorp	105	4
*	World Acceptance Corp.	40	4
	Safety Insurance Group Inc.	50	4
	Enterprise Financial Services
	Corp.	78	4
	Boston Private Financial
	Holdings Inc.	247	4
	OceanFirst Financial Corp.	142	4
	Banner Corp.	69	4
	First Commonwealth Financial
	Corp.	263	4
	Sandy Spring Bancorp Inc.	99	4
	Brookline Bancorp Inc.	226	4
*	TriState Capital Holdings Inc.	160	4
*	Veritex Holdings Inc.	133	4
*	On Deck Capital Inc.	614	4
	Univest Corp. of Pennsylvania	140	4
	Independent Bank Group Inc.	54	4
	International Bancshares Corp.	94	4
	Green Bancorp Inc.	180	4
	WSFS Financial Corp.	77	4
	Ameriprise Financial Inc.	29	4
	Mercury General Corp.	85	4
	First Merchants Corp.	88	4
	Towne Bank	126	4

U.S. Value Factor ETF

			Market
			Value•
	Shares		($000)
	First Busey Corp.	124	4
	Fulton Financial Corp.	228	4
*	Bancorp Inc.	351	4
	Seritage Growth Properties
	Class A	95	4
	1st Source Corp.	74	4
	United Community Banks Inc.	121	4
	Bryn Mawr Bank Corp.	83	4
	Heartland Financial USA Inc.	71	4
	NBT Bancorp Inc.	102	4
	BancorpSouth Bank	116	4
*	Pacific Premier Bancorp Inc.	94	4
	Select Income REIT	179	4
	TriCo Bancshares	99	4
	South State Corp.	43	4
	Trustmark Corp.	118	4
	Northwest Bancshares Inc.	220	4
	Capitol Federal Financial Inc.	286	4
	Central Pacific Financial Corp.	127	4
	Lakeland Bancorp Inc.	186	4
	TrustCo Bank Corp. NY	427	4
	CorEnergy Infrastructure Trust
	Inc.	102	4
	Dun & Bradstreet Corp.	30	4
	Southside Bancshares Inc.	107	4
	James River Group Holdings
	Ltd.	96	4
	LegacyTexas Financial Group
	Inc.	86	4
	Hanmi Financial Corp.	120	4
	Employers Holdings Inc.	90	4
	Houlihan Lokey Inc. Class A	48	2
*	NMI Holdings Inc. Class A	133	2
			6,120
Health Care (6.2%)
	McKesson Corp.	1,078	153
	HCA Healthcare Inc.	1,459	150
*	Acadia Healthcare Co. Inc.	2,348	94
*	Mylan NV	2,133	82
*	United Therapeutics Corp.	693	74
	Patterson Cos. Inc.	3,312	69
*	Triple-S Management Corp.
	Class B	1,632	60
*	Envision Healthcare Corp.	1,391	60
	Cigna Corp.	336	57
*	MEDNAX Inc.	1,205	55
	Universal Health Services
	Inc. Class B	432	50
	National HealthCare Corp.	684	45
	Cardinal Health Inc.	741	39
*	Amneal Pharmaceuticals Inc.	1,504	30
*	Magellan Health Inc.	318	29
*	Lannett Co. Inc.	1,740	29
*	Mallinckrodt plc	1,600	27

*	PDL BioPharma Inc.	9,577	25
	Owens & Minor Inc.	1,553	25
	Perrigo Co. plc	341	25
*	LifePoint Health Inc.	462	24
*	Innoviva Inc.	1,620	24
*	Premier Inc. Class A	730	24
	Anthem Inc.	107	24
	Gilead Sciences Inc.	342	23
*	Prestige Brands Holdings Inc.	682	23
	Medtronic plc	260	22
	Allergan plc	127	19
	Humana Inc.	61	18
*	Depomed Inc.	2,846	18
*	Laboratory Corp. of America
	Holdings	46	8
*	Centene Corp.	68	8
*	Endo International plc	1,223	8
*	Hologic Inc.	178	7
*	AngioDynamics Inc.	272	6
	Quest Diagnostics Inc.	51	5
	Zimmer Biomet Holdings Inc.	39	4
*	Select Medical Holdings Corp.	102	2
*	Integer Holdings Corp.	27	2
			1,447
Materials & Processing (8.0%)
	LyondellBasell Industries
	NV Class A	1,329	149
	United States Steel Corp.	2,606	96
	WestRock Co.	1,397	82
	Louisiana-Pacific Corp.	2,689	78
*	Alcoa Corp.	1,597	77
	Schnitzer Steel Industries
	Inc.	2,394	75
	Commercial Metals Co.	3,090	73
*	Owens-Illinois Inc.	3,903	73
*	Summit Materials Inc.
	Class A	2,402	68
	Olin Corp.	1,930	62
	PH Glatfelter Co.	3,253	57
	Mosaic Co.	2,055	57
	Quanex Building Products
	Corp.	3,328	56
	Freeport-McMoRan Inc.	3,243	55
	Owens Corning	846	54
	Aceto Corp.	18,269	48
*	Clearwater Paper Corp.	1,950	47
	Acuity Brands Inc.	386	46
*	Unifi Inc.	1,348	43
*	Armstrong Flooring Inc.	3,240	42
*	BMC Stock Holdings Inc.	1,723	35
*	Foundation Building
	Materials Inc.	2,142	33
	Westlake Chemical Corp.	276	32
*	Kraton Corp.	658	32

U.S. Value Factor ETF

			Market
			Value•
		Shares	($000)
	Reliance Steel & Aluminum
	Co.	324	30
*	Verso Corp.	1,284	26
*	Cleveland-Cliffs Inc.	2,966	25
	Tahoe Resources Inc.	4,772	25
*	Beacon Roofing Supply Inc.	573	24
	Rayonier Advanced Materials
	Inc.	1,235	22
	Greif Inc. Class A	370	22
*	Ryerson Holding Corp.	1,740	22
	Belden Inc.	351	19
	US Silica Holdings Inc.	627	19
	Apogee Enterprises Inc.	441	19
	Stepan Co.	252	18
	Eastman Chemical Co.	95	10
	Steel Dynamics Inc.	178	9
	International Paper Co.	148	8
*	AK Steel Holding Corp.	1,751	8
*	Platform Specialty Products
	Corp.	585	7
	Newmont Mining Corp.	166	6
	Carpenter Technology Corp.	106	6
	Domtar Corp.	131	6
	Sonoco Products Co.	118	6
	Ball Corp.	160	6
	Caesarstone Ltd.	363	6
	Tronox Ltd. Class A	297	5
	Minerals Technologies Inc.	73	5
	Innophos Holdings Inc.	104	5
	NN Inc.	226	5
	Kronos Worldwide Inc.	169	4
	Worthington Industries Inc.	86	4
	Schweitzer-Mauduit
	International Inc.	91	4
*	Veritiv Corp.	119	4
	Olympic Steel Inc.	168	4
	Kaiser Aluminum Corp.	35	4
*	AdvanSix Inc.	105	4
	Nucor Corp.	47	3
	Hecla Mining Co.	433	2
			1,872
Other (0.5%)
*	AerCap Holdings NV	847	47
*	Flex Ltd.	2,600	36
	Janus Henderson Group plc	875	27
			110
Producer Durables (12.2%)
	Johnson Controls
	International plc	4,812	161
	Delta Air Lines Inc.	2,923	158
	Eaton Corp. plc	2,022	155
	Southwest Airlines Co.	2,804	143
	General Electric Co.	9,060	128
	Air Lease Corp. Class A	1,982	88

*	United Rentals Inc.	513	82
*	Engility Holdings Inc.	2,443	77
*	Darling Ingredients Inc.	3,605	68
	ACCO Brands Corp.	4,848	63
	Ryder System Inc.	825	55
*	JetBlue Airways Corp.	2,892	55
*	United Continental Holdings
	Inc.	784	55
	Copa Holdings SA Class A	473	52
	Terex Corp.	1,301	51
	Alaska Air Group Inc.	811	49
	Briggs & Stratton Corp.	2,578	48
*	TrueBlue Inc.	1,759	45
*	Tutor Perini Corp.	2,229	44
*	AECOM	1,268	42
	Macquarie Infrastructure
	Corp.	1,050	41
*	Stericycle Inc.	633	40
	Xerox Corp.	1,466	40
	Herman Miller Inc.	1,192	39
	Trinity Industries Inc.	1,117	39
	Kelly Services Inc. Class A	1,584	36
	American Airlines Group Inc.	801	35
	KBR Inc.	1,835	34
	Union Pacific Corp.	230	33
	AGCO Corp.	513	33
*	Modine Manufacturing Co.	1,709	31
	Schneider National Inc.
	Class B	999	29
	Hyster-Yale Materials
	Handling Inc.	438	29
*	Milacron Holdings Corp.	1,478	29
	Arconic Inc.	1,586	28
*	YRC Worldwide Inc.	2,409	26
	Quad/Graphics Inc.	1,292	26
	Triton International Ltd.	732	25
*	Textainer Group Holdings
	Ltd.	1,500	25
	Costamare Inc.	3,474	25
*	Atlas Air Worldwide
	Holdings Inc.	364	25
*	Spirit Airlines Inc.	663	24
	Aircastle Ltd.	1,090	23
	Greenbrier Cos. Inc.	467	23
	American Railcar Industries
	Inc.	563	23
	Hawaiian Holdings Inc.	616	23
	SkyWest Inc.	391	22
	ArcBest Corp.	468	22
	Steelcase Inc. Class A	1,530	22
*	Sykes Enterprises Inc.	768	22
*	WESCO International Inc.	360	21
*	CAI International Inc.	889	21
	GATX Corp.	295	21

U.S. Value Factor ETF

			Market
			Value•
	Shares		($000)
	Norfolk Southern Corp.	139	21
*	Vectrus Inc.	655	21
*	Atkore International Group Inc.	945	20
	Convergys Corp.	857	20
*	Covenant Transportation
	Group Inc. Class A	658	20
	FedEx Corp.	78	19
	Ship Finance International
	Ltd.	1,361	19
	Teekay Corp.	2,096	17
*	Genesee & Wyoming Inc.
	Class A	163	13
	Cummins Inc.	87	12
*	Quanta Services Inc.	246	9
	Regal Beloit Corp.	107	9
	LSC Communications Inc.	601	8
	Deluxe Corp.	114	8
	RR Donnelley & Sons Co.	1,179	7
	PACCAR Inc.	109	7
*	HD Supply Holdings Inc.	158	6
*	Navigant Consulting Inc.	248	6
	Matson Inc.	164	6
	ICF International Inc.	79	6
	AAR Corp.	116	5
	Argan Inc.	133	5
*	CBIZ Inc.	229	5
	Wabash National Corp.	216	4
	MTS Systems Corp.	78	4
	Knoll Inc.	200	4
	Primoris Services Corp.	151	4
*	Esterline Technologies Corp.	53	4
	GasLog Ltd.	213	4
*	SPX FLOW Inc.	81	4
*	Lydall Inc.	83	3
	Pentair plc	77	3
*	Rush Enterprises Inc. Class A	77	3
	Triumph Group Inc.	148	3
	Kansas City Southern	25	3
	Pitney Bowes Inc.	300	3
*	nVent Electric plc	77	2
	Werner Enterprises Inc.	45	2
			2,873
Technology (7.9%)
*	Micron Technology Inc.	2,908	167
	HP Inc.	6,935	153
	Hewlett Packard Enterprise
	Co.	8,981	137
	Jabil Inc.	3,141	89
*	CommScope Holding Co.
	Inc.	2,481	73
*	TTM Technologies Inc.	4,011	72
	SYNNEX Corp.	636	68
*	Anixter International Inc.	1,101	67

*	Inovalon Holdings Inc.
	Class A	5,927	62
*	Dell Technologies Inc.
	Class V	748	60
*	Cirrus Logic Inc.	1,520	57
*	ARRIS International plc	2,063	52
*	Broadcom Inc.	204	51
*	NCR Corp.	1,414	43
	Juniper Networks Inc.	1,579	42
*	Qorvo Inc.	492	39
*	CACI International Inc.
	Class A	213	36
	Corning Inc.	1,293	35
	Western Digital Corp.	388	32
*	Applied Optoelectronics Inc.	630	29
	DXC Technology Co.	312	29
*	Unisys Corp.	2,213	27
*	Loral Space &
	Communications Inc.	686	26
*	Amkor Technology Inc.	2,797	25
*	Synchronoss Technologies
	Inc.	4,224	24
	Intel Corp.	412	23
*	Presidio Inc.	1,696	23
*	Photronics Inc.	2,576	22
*	Web.com Group Inc.	1,014	20
*	NetScout Systems Inc.	727	20
*	EchoStar Corp. Class A	411	19
*	KEMET Corp.	933	19
	Vishay Intertechnology Inc.	872	18
	TiVo Corp.	1,272	18
	Xperi Corp.	920	18
*	Electro Scientific Industries
	Inc.	918	18
	Avnet Inc.	353	13
*	VMware Inc. Class A	93	13
*	Meet Group Inc.	3,194	12
*	FormFactor Inc.	776	11
*	Arrow Electronics Inc.	96	7
*	Fabrinet	197	7
	International Business
	Machines Corp.	47	7
	CA Inc.	184	7
*	Diodes Inc.	186	6
*	ON Semiconductor Corp.	248	6
*	Finisar Corp.	350	6
*	Ultra Clean Holdings Inc.	277	5
	ManTech International Corp.
	Class A	90	5
*	Sanmina Corp.	166	5
*	Tech Data Corp.	54	5
*	Super Micro Computer Inc.	194	5
*	ScanSource Inc.	114	4
*	Knowles Corp.	273	4

U.S. Value Factor ETF

			Market
			Value•
		Shares	($000)
	Benchmark Electronics Inc.	125	3
	Symantec Corp.	82	2
	Comtech Telecommunications
	Corp.	52	2
	Lam Research Corp.	8	2
	Diebold Nixdorf Inc.	97	1
			1,851
Utilities (8.0%)
	PG&E Corp.	3,811	165
	Duke Energy Corp.	2,096	162
	Exelon Corp.	3,858	160
	AT&T Inc.	4,940	160
*	T-Mobile US Inc.	2,189	122
	Dominion Energy Inc.	1,629	105
	PPL Corp.	2,416	66
	Black Hills Corp.	1,101	64
	Verizon Communications Inc.	1,156	55
	Entergy Corp.	679	55
	NRG Yield Inc.	3,107	54
	Edison International	818	51
	American Electric Power Co.
	Inc.	607	41
	AES Corp.	3,194	41
	Consolidated Edison Inc.	507	39
	Portland General Electric Co.	845	36
*	Vistra Energy Corp.	1,429	35
	CenturyLink Inc.	1,893	34
	Hawaiian Electric Industries
	Inc.	996	34
	Pinnacle West Capital Corp.	424	34
	OGE Energy Corp.	942	33
	Eversource Energy	541	31
	Southern Co.	544	24
	NorthWestern Corp.	379	21
	NextEra Energy Inc.	116	19
	Sempra Energy	171	18
	Telephone & Data Systems
	Inc.	712	18
	Avangrid Inc.	228	12
	Spire Inc.	154	11
	NiSource Inc.	430	11
	UGI Corp.	197	10
	Atmos Energy Corp.	104	9
	Ameren Corp.	156	9
	DTE Energy Co.	87	9
	South Jersey Industries Inc.	263	9
	Southwest Gas Holdings Inc.	113	9
	Public Service Enterprise
	Group Inc.	154	8

		Market
		Value•
	Shares	($000)
* Iridium Communications Inc.	533	8
Westar Energy Inc. Class A	138	8
Xcel Energy Inc.	170	8
Alliant Energy Corp.	180	7
ONE Gas Inc.	95	7
ALLETE Inc.	90	7
WEC Energy Group Inc.	105	7
CenterPoint Energy Inc.	246	6
PNM Resources Inc.	157	6
IDACORP Inc.	66	6
CMS Energy Corp.	125	6
* United States Cellular Corp.	159	6
El Paso Electric Co.	72	4
Unitil Corp.	84	4
ATN International Inc.	42	2
* Cincinnati Bell Inc.	134	2
		1,868
Total Common Stocks
(Cost $22,931)		23,269
Temporary Cash Investment (0.5%)[1]
Money Market Fund (0.5%)
2	Vanguard Market Liquidity Fund,
1.961% (Cost $111)	1,112	111
Total Investments (99.8%)
(Cost $23,042)		23,380

Amount
($000)
Other Assets and Liabilities (0.2%)
Other Assets
Investment in Vanguard	1
Receivables for Investment Securities Sold	1
Receivables for Accrued Income	42
Other Assets [3]	6
Total Other Assets	50
Liabilities
Payables to Vanguard	(2)
Variation Margin Payable—
Futures Contracts Liabilities	(1)
Total Liabilities	(3)
Net Assets (100%)
Applicable to 300,000 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	23,427
Net Asset Value Per Share	$78.09

U.S. Value Factor ETF

At May 31, 2018, net assets consisted of:
Amount
($000)
Paid-in Capital	22,929
Undistributed Net Investment Income	82
Accumulated Net Realized Gains	74
Unrealized Appreciation (Depreciation)
Investment Securities	338
Futures Contracts	4
Net Assets	23,427

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity
markets through the use of index futures contracts. After
giving effect to futures investments, the fund’s effective
common stock and temporary cash investment positions
represent 99.7% and 0.1%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate
shown is the 7-day yield.
3 Cash of $6,000 has been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)
Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	June 2018	1	82	4

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Value Factor ETF

Statement of Operations

February13,2018[1] to
May 31, 2018
($000)
Investment Income
Income
Dividends	86
Interest [2]	—
Total Income	86
Expenses
The Vanguard Group—Note B
Management and Administrative	—
Marketing and Distribution	—
Custodian Fees	2
Shareholders’ Reports	2
Total Expenses	4
Net Investment Income	82
Realized Net Gain (Loss) on Investment Securities Sold[2]	74
Change in Unrealized Appreciation (Depreciation) of Investment Securities
Investment Securities [2]	338
Futures Contracts	4
Change in Unrealized Appreciation (Depreciation)	342
Net Increase (Decrease) in Net Assets Resulting from Operations	498

1 Inception.
2 Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were each less than $1,000. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Value Factor ETF

Statement of Changes in Net Assets

February13,2018[1] to
May 31, 2018
($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	82
Realized Net Gain (Loss)	74
Change in Unrealized Appreciation (Depreciation)	342
Net Increase (Decrease) in Net Assets Resulting from Operations	498
Distributions
Net Investment Income	—
Realized Capital Gain	—
Total Distributions	—
Capital Share Transactions
Issued	22,929
Issued in Lieu of Cash Distributions	—
Redeemed	—
Net Increase (Decrease) from Capital Share Transactions	22,929
Total Increase (Decrease)	23,427
Net Assets
Beginning of Period	—
End of Period[2]	23,427
1 Inception.
2 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $82,000.

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Value Factor ETF

Financial Highlights

February 13, 2018[1] to
For a Share Outstanding Throughout the Period	May 31, 2018
Net Asset Value, Beginning of Period	$75.00
Investment Operations
Net Investment Income[2]	.554
Net Realized and Unrealized Gain (Loss) on Investments	2.536
Total from Investment Operations	3.090
Distributions
Dividends from Net Investment Income	—
Distributions from Realized Capital Gains	—
Total Distributions	—
Net Asset Value, End of Period	$78.09

Total Return	4.12%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$23
Ratio of Total Expenses to Average Net Assets	0.13%[3]
Ratio of Net Investment Income to Average Net Assets	2.40%[3]
Portfolio Turnover Rate	19%[3]
1 Inception.
2 Calculated based on average shares outstanding.
3 Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Value Factor ETF

Notes to Financial Statements

Vanguard U.S. Value Factor ETF is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. ETF Shares are listed for trading on Cboe BZX Exchange; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the period ended May 31, 2018, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

3. Federal Income Taxes: The fund intends to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for the period ended May 31, 2018, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

U.S. Value Factor ETF

5. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees, and generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At May 31, 2018, the fund had contributed to Vanguard capital in the amount of $1,000, representing 0.00% of the fund’s net assets and 0.00% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

At May 31, 2018, 100% of the market value of the fund’s investments was determined based on Level 1 inputs.

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

At May 31, 2018, the cost of investment securities for tax purposes was $23,042,000. Net unrealized appreciation of investment securities for tax purposes was $338,000, consisting of unrealized gains of $960,000 on securities that had risen in value since their purchase and $622,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the period ended May 31, 2018, the fund purchased $23,733,000 of investment securities and sold $875,000 of investment securities, other than temporary cash investments.

U.S. Value Factor ETF

F. Capital shares issued and redeemed were:

February 13, 2018[1] to
May 31, 2018
Shares
(000)
Issued	300
Issued in Lieu of Cash Distributions	—
Redeemed	—
Net Increase (Decrease) in Shares Outstanding	300
1 Inception.

At May 31, 2018, one shareholder was the record or beneficial owner of 33% of the fund’s net assets. If the shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio.

G. Management has determined that no events or transactions occurred subsequent to May 31, 2018, that would require recognition or disclosure in these financial statements.

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Period Ended May 31, 2018
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	2/13/2018	5/31/2018	Period
Based on Actual Fund Return
U.S. Liquidity Factor ETF
ETF Shares	$1,000.00	$1,071.87	$0.40
U.S. Minimum Volatility ETF
ETF Shares	$1,000.00	$1,069.87	$0.40
U.S. Momentum Factor ETF
ETF Shares	$1,000.00	$1,083.47	$0.40
U.S. Multifactor ETF
ETF Shares	$1,000.00	$1,058.53	$0.55
U.S. Quality Factor ETF
ETF Shares	$1,000.00	$1,071.73	$0.40
U.S. Value Factor ETF
ETF Shares	$1,000.00	$1,041.20	$0.39
Based on Hypothetical 5% Yearly Return
U.S. Liquidity Factor ETF
ETF Shares	$1,000.00	$1,014.41	$0.39
U.S. Minimum Volatility ETF
ETF Shares	$1,000.00	$1,014.41	$0.39
U.S. Momentum Factor ETF
ETF Shares	$1,000.00	$1,014.41	$0.39
U.S. Multifactor ETF
ETF Shares	$1,000.00	$1,014.26	$0.54
U.S. Quality Factor ETF
ETF Shares	$1,000.00	$1,014.41	$0.39
U.S. Value Factor ETF
ETF Shares	$1,000.00	$1,014.41	$0.39

The calculations are based on expenses incurred in the period from the funds’ February 13, 2018, inception through May 31, 2018. The funds’ annualized expense ratios for that period are 0.13% for the U.S. Liquidity Factor ETF, 0.13% for the U.S. Minimum Volatility ETF,
0.13% for the U.S. Momentum Factor ETF, 0.18% for the U.S. Multifactor ETF, 0.13% for the U.S. Quality Factor ETF, and 0.13% for the
U.S. Value Factor ETF. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period from inception through May 31, 2018, multiplied by the number of days in that period, then divided by the number of days in the most recent 12-month period (108/365).

Trustees Approve Advisory Arrangements

Effective February 2018, the board of trustees of Vanguard Wellington Fund approved the launch of Vanguard U.S. Liquidity Factor ETF, Vanguard U.S. Minimum Volatility ETF, Vanguard U.S. Momentum Factor ETF, Vanguard U.S. Multifactor ETF, Vanguard U.S. Quality Factor ETF, and Vanguard U.S. Value Factor ETF, which utilize an internalized management structure whereby The Vanguard Group, Inc. (Vanguard), through its Quantitative Equity Group, provides investment advisory services to the funds. The board determined that the investment advisory arrangements with Vanguard were in the best interests of the funds and their prospective shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board considered the quality of the investment management services to be provided to the funds and took into account the organizational depth and stability of the advisor. The board noted that Vanguard has been managing investments for more than four decades. The Quantitative Equity Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted approval of the advisory arrangements.

Investment performance

The board determined that the Quantitative Equity Group, in its management of other Vanguard funds, has a track record of consistent performance and disciplined investment processes. Information about each fund’s performance since inception can be found in the Performance Summary sections of this report.

Cost

The board concluded that each fund’s expense ratio will be well below the average expense ratio charged by funds in its peer group. Information about the funds’ expenses appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements sections.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale

The board concluded that Vanguard’s at-cost arrangement with the funds ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangements after a one-year period.

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Foreign Holdings. The percentage of a fund represented by securities or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share.

For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 208 Vanguard funds.

Information for each trustee and executive officer of the fund appears below. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustees1

F. William McNabb III

Born in 1957. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: chairman of the board (January 2010–present) of Vanguard and of each of the investment companies served by Vanguard, trustee (2009–present) of each of the investment companies served by Vanguard, and director (2008–present) of Vanguard. Chief executive officer and president (2008–2017) of Vanguard and each of the investment companies served by Vanguard, managing director (1995–2008) of Vanguard, and director (1997–2018) of Vanguard Marketing Corporation. Director (2018–present) of UnitedHealth Group.

Mortimer J. Buckley

Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chief executive officer (January 2018–present) of Vanguard; chief executive officer, president, and trustee (January 2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (February 2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Chairman of the board (2011–2017) of the Children’s Hospital of Philadelphia.

Independent Trustees

Emerson U. Fullwood

Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Lead director of SPX FLOW, Inc. (multi-industry manufacturing). Director of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, and Roberts Wesleyan College. Trustee of the University of Rochester.

Amy Gutmann

Born in 1949. Trustee since June 2006. Principal occupation(s) during the past five years and other experience: president (2004–present) of the University of Pennsylvania. Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and professor of communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania. Trustee of the National Constitution Center.

1 Mr. McNabb and Mr. Buckley are considered “interested persons,” as defined in the Investment Company Act of 1940, because they are officers of the Vanguard funds.

JoAnn Heffernan Heisen

Born in 1950. Trustee since July 1998. Principal occupation(s) during the past five years and other experience: corporate vice president of Johnson & Johnson (pharmaceuticals/medical devices/consumer products) and member of its executive committee (1997–2008). Chief global diversity officer (retired 2008), vice president and chief information officer (1997–2006), controller (1995–1997), treasurer (1991–1995), and assistant treasurer (1989–1991) of Johnson & Johnson. Director of Skytop Lodge Corporation (hotels) and the Robert Wood Johnson Foundation. Member of the advisory board of the Institute for Women’s Leadership at Rutgers University.

F. Joseph Loughrey

Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services), Oxfam America, and the Lumina Foundation for Education. Director of the V Foundation for Cancer Research. Member of the advisory council for the College of Arts and Letters and chair of the advisory board to the Kellogg Institute for International Studies, both at the University of Notre Dame.

Mark Loughridge

Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.

Scott C. Malpass

Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: chief investment officer (1989–present) and vice president (1996–present) of the University of Notre Dame. Assistant professor of finance at the Mendoza College of Business, University of Notre Dame, and member of the Notre Dame 403(b) Investment Committee. Chairman of the board of TIFF Advisory Services, Inc. Member of the board of Catholic Investment Services, Inc. (investment advisors), the board of advisors for Spruceview Capital Partners, and the board of superintendence of the Institute for the Works of Religion.

Deanna Mulligan

Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: president (2010–present) and chief executive officer (2011–present) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of The Guardian Life Insurance Company of America. Member of the board of The Guardian Life Insurance Company of America, the American Council of Life Insurers, the Partnership for New York City (business leadership), and the Committee Encouraging Corporate Philanthropy. Trustee of the Economic Club of New York and the Bruce Museum (arts and science). Member of the Advisory Council for the Stanford Graduate School of Business.

André F. Perold

Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and co-managing partner of HighVista Strategies LLC (private investment firm). Overseer of the Museum of Fine Arts Boston.

Sarah Bloom Raskin

Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Member of the board of directors (2012–2014) of Neighborhood Reinvestment Corporation. Director of i(x) Investments, LLC.

Peter F. Volanakis

Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Chairman of the board of trustees of Colby-Sawyer College. Member of the Board of Hypertherm Inc. (industrial cutting systems, software, and consumables).

Executive Officers

Glenn Booraem

Born in 1967. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (2017–present), treasurer (2015–2017), controller (2010–2015), and assistant controller (2001–2010) of each of the investment companies served by Vanguard.

Christine M. Buchanan

Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard and global head of Fund Administration at Vanguard. Treasurer (2017–present) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG LLP (audit, tax, and advisory services).

Brian Dvorak

Born in 1973. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (2017–present) of Vanguard and each of the investment companies served by Vanguard. Assistant vice president (2017–present) of Vanguard Marketing Corporation. Vice president and director of Enterprise Risk Management (2011–2013) at Oppenheimer Funds, Inc.

Thomas J. Higgins

Born in 1957. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2008–present) and treasurer (1998–2008) of each of the investment companies served by Vanguard.

Peter Mahoney

Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Controller (2015–present) of each of the investment companies served by Vanguard. Head of International Fund Services (2008–2014) at Vanguard.

Anne E. Robinson

Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Director and senior vice president (2016–2018) of Vanguard Marketing Corporation. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express.

Michael Rollings

Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.

Vanguard Senior Management Team

Mortimer J. Buckley	James M. Norris
Gregory Davis	Thomas M. Rampulla
John James	Karin A. Risi
Martha G. King	Anne E. Robinson
John T. Marcante	Michael Rollings
Chris D. McIsaac

Chairman Emeritus and Senior Advisor

John J. Brennan
Chairman, 1996–2009
Chief Executive Officer and President, 1996–2008

Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

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Direct Investor Account Services > 800-662-2739	Index Services Limited. Copyright 2018, Bloomberg. All
rights reserved.
Institutional Investor Services > 800-523-1036
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Who Are Deaf or Hard of Hearing > 800-749-7273

This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper, a
Thomson Reuters Company, or Morningstar, Inc., unless
otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via email addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.
© 2018 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q44192 072018

Semiannual Report | May 31, 2018

Vanguard U.S. Multifactor Fund

Vanguard’s Principles for Investing Success

We want to give you the best chance of investment success. These principles, grounded in Vanguard’s research and experience, can put you on the right path.

Goals. Create clear, appropriate investment goals.

Balance. Develop a suitable asset allocation using broadly diversified funds.

Cost. Minimize cost.

Discipline. Maintain perspective and long-term discipline.

A single theme unites these principles: Focus on the things you can control.

We believe there is no wiser course for any investor.

Contents
Your Fund’s Performance at a Glance.	1
CEO’s Perspective.	2
Advisor’s Report.	4
Fund Profile.	6
Performance Summary.	7
Financial Statements.	8
About Your Fund’s Expenses.	22
Trustees Approve Advisory Arrangement.	24
Glossary.	25

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: Nautical images have been part of Vanguard’s rich heritage since its start in 1975. For an incoming ship, a lighthouse offers a beacon and safe path to shore. You can similarly depend on Vanguard to put you first––and light the way––as you strive to meet your financial goals. Our client focus and low costs, stemming from our unique ownership structure, assure that your interests are paramount.

Your Fund’s Performance at a Glance

• From its February 15, 2018, inception through May 31, 2018, Vanguard U.S.

Multifactor Fund returned 3.28% for Admiral Shares. The fund outperformed its benchmark, the Russell 3000 Index.

• The fund seeks to provide long-term capital appreciation by investing in stocks that have relatively strong recent performance, strong fundamentals, and low prices relative to broad U.S. equity market fundamentals as determined by the advisor.

• In terms of relative sector performance, the advisor’s selections in and underweighting of health care and consumer staples contributed the most to returns, while utilities detracted.

Total Returns: Period Ended May 31, 2018
Since Inception
Vanguard U.S. Multifactor Fund (Inception: 2/15/2018)	3.28%
Russell 3000 Index	0.43
Multi-Cap Core Funds Average	-0.47
Multi-Cap Core Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company, and captures information from
February 28, 2018, through May 31, 2018.
Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements.

Expense Ratios
Your Fund Compared With Its Peer Group
		Peer Group
	Fund	Average
U.S. Multifactor Fund	0.18%	1.11%

The fund expense ratio shown is from the prospectus dated February 13, 2018, and represents estimated costs for the current fiscal year.
For the period from the fund’s February 15, 2018, inception through May 31, 2018, the fund’s annualized expense ratio was 0.18%. The peer-group expense ratio is derived from data provided by Lipper, a Thomson Reuters Company, and captures information through year-end 2017.

Peer group: Multi-Cap Core Funds.

1

CEO’s Perspective

Tim Buckley
President and Chief Executive Officer

Dear Shareholder,

I feel extremely fortunate to have the chance to lead a company filled with people who come to work every day passionate about Vanguard’s core purpose: to take a stand for all investors, to treat them fairly, and to give them the best chance for investment success.

When I joined Vanguard in 1991, I found a mission-driven team focused on improving lives—helping people retire more comfortably, put their children through college, and achieve financial security. I also found a company with purpose in an industry ripe for improvement.

It was clear, even early in my career, that the cards were stacked against most investors. Hidden fees, performance-chasing, and poor advice were relentlessly eroding investors’ dreams.

We knew Vanguard could be different and, as a result, could make a real difference. We have lowered the costs of investing for our shareholders significantly. And we’re proud of the performance of our funds.

Vanguard is built for Vanguard investors—we focus solely on you, our fund shareholders. Everything we do is designed to give our clients the best chance for investment success. In my role as CEO, I’ll keep this priority

2

front and center. We’re proud of what we’ve achieved, but we’re even more excited about what’s to come.

Steady, time-tested guidance

Our guidance for investors, as always, is to stay the course, tune out the hyperbolic headlines, and focus on your goals and what you can control, such as costs and how much you save. This time-tested advice has served our clients well over the decades.

Regardless of how the markets perform in the short term, I’m incredibly optimistic about the future for our investors. We have a dedicated team serving you, and we will never stop striving to make Vanguard the best place for you to invest through our high-quality funds and services, advice and guidance to help you meet your financial goals, and an experience that makes you feel good about entrusting us with your hard-earned savings.

Thank you for your continued loyalty.

Sincerely,

Mortimer J. Buckley
President and Chief Executive Officer
June 12, 2018

Market Barometer
			Total Returns
		Periods Ended May 31, 2018
	Six	One	Five Years
	Months	Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	3.33%	14.60%	12.91%
Russell 2000 Index (Small-caps)	6.47	20.76	12.18
Russell 3000 Index (Broad U.S. market)	3.57	15.06	12.85
FTSE All-World ex US Index (International)	0.36	9.62	5.84

Bonds
Bloomberg Barclays U.S. Aggregate Bond Index
(Broad taxable market)	-1.04%	-0.37%	1.98%
Bloomberg Barclays Municipal Bond Index
(Broad tax-exempt market)	0.71	1.11	2.92
Citigroup Three-Month U.S. Treasury Bill Index	0.73	1.24	0.35

CPI
Consumer Price Index	1.99%	2.80%	1.55%

3

Advisor’s Report

Vanguard U.S. Multifactor Fund Admiral Shares returned 3.28% from the fund’s February 15, 2018, inception through May 31, 2018. The fund outperformed the 0.43% return of its benchmark, the Russell 3000 Index.

The fund seeks to create a portfolio with broad equity exposure and the potential for long-term capital appreciation by investing in stocks with relatively strong recent performance, strong fundamentals, and low prices relative to fundamentals. To promote diversification and to mitigate exposure to less liquid and more volatile stocks, a rules-based screen is applied to the universe of all U.S. large-, mid-, and small-capitalization stocks. We then evaluate the remaining securities based on exposure to momentum, quality, and value factors.

The investment environment

The broad U.S. equity market advanced for the period, with small-cap stocks outperforming large-caps and growth stocks outperforming value stocks. Volatility returned after an unusually long period of calm as markets reacted to recently enacted U.S. tax cuts, trade-war jitters, and perceived inflation risks.

The Federal Reserve, under new Chair Jerome Powell, raised the federal funds target rate in March by a quarter percentage point and began signaling that it could speed up its timetable for subsequent increases. (In June, after the close of the period covered in this report, the Fed raised the rate another quarter point, to 1.75%–2%, and signaled that it could raise the rate twice more in 2018 and at least three times in 2019.)

U.S. gross domestic product grew at an annual rate of 2.2% in the first quarter of 2018, a decrease from the previous quarter’s 2.9%. Nonresidential fixed investment, personal consumption, exports, and private inventory investment boosted growth, as did government spending at the federal, state, and local levels. Imports, however, slowed.

Small-cap companies tended to be better-positioned to benefit from the recent U.S. tax-law changes than large-caps, which can spread their tax liabilities globally. Small-caps are also likely to have less international exposure and thus be less affected by trade friction.

The outperformance of growth stocks was most pronounced within large-caps, with big technology companies showing the strongest overall momentum. Across the market cap spectrum, the energy and tech sectors performed best. Health care did well within small-caps.

Financial services disappointed, despite expectations for rising interest rates. Market commentators have attributed this to slow loan growth.

4

The fund’s successes and shortfalls

Exposure to small-cap stocks drove the U.S. Multifactor Fund’s advance. Quality and momentum factors provided the biggest contributions, with value factors helping to a lesser extent. Among sectors, health care and consumer staples added the most.

We expect our approach to portfolio construction to produce long-term capital appreciation that reflects the momentum, quality, and value factors emphasized by the fund. Not all periods will produce such favorable results across each factor.

However, we believe that focusing on the risk-adjusted returns of the portfolio relative to its targeted factors and the benchmark will serve investors well over time.

We thank you for your investment and look forward to serving you in the period ahead.

Antonio Picca, Portfolio Manager

Liqian Ren, Portfolio Manager

Quantitative Equity Group

June 20, 2018

5

U.S. Multifactor Fund

Fund Profile
As of May 31, 2018

Portfolio Characteristics
		Russell
		3000
	Fund	Index
Number of Stocks	577	2,941
Median Market Cap	$10.7B	$66.7B
Price/Earnings Ratio	17.3x	20.8x
Price/Book Ratio	2.3x	2.1x
Return on Equity	11.6%	15.0%
Earnings Growth
Rate	8.5%	7.9%
Dividend Yield	1.5%	1.8%
Foreign Holdings	0.0%	0.0%
Turnover Rate
(Annualized)	55%	—
Ticker Symbol	VFMFX	—
Expense Ratio[1]	0.18%	—
30-Day SEC Yield	1.37%	—
Short-Term Reserves	1.0%	—

Ten Largest Holdings (% of total net assets)
Humana Inc.	Health Care
	Management
	Services	1.2%
SunTrust Banks Inc.	Banks: Diversified	1.1
ConocoPhillips	Oil: Integrated	1.1
HP Inc.	Computer
	Technology	1.1
Bank of New York	Diversified Financial
Mellon Corp.	Services	1.1
Valero Energy Corp.	Oil: Refining &
	Marketing	1.1
JPMorgan Chase & Co.	Diversified Financial
	Services	1.0
Ross Stores Inc.	Specialty Retail	1.0
BlackRock Inc.	Asset Management
	& Custodian	0.9
UnitedHealth Group Inc.	Health Care
	Management
	Services	0.9
Top Ten		10.5%
The holdings listed exclude any temporary cash investments and equity index products.

Sector Diversification (% of equity exposure)
		Russell
		3000
	Fund	Index
Consumer Discretionary	20.1%	14.3%
Consumer Staples	2.6	5.3
Energy	8.6	6.0
Financial Services	31.4	21.1
Health Care	8.3	13.2
Materials & Processing	3.7	3.8
Other	0.5	0.0
Producer Durables	11.5	10.8
Technology	11.0	21.0
Utilities	2.3	4.5
Sector categories are based on the Russell Global Sectors (“RGS”), except for the “Other” category (if applicable), which includes securities that have not been provided a RGS classification as of the effective reporting period.

1 The expense ratio shown is from the prospectus dated February 13, 2018, and represents estimated costs for the current fiscal year. For the period from the fund’s February 15, 2018, inception through May 31, 2018, the annualized expense ratio was 0.18%.

6

U.S. Multifactor Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Period Total Returns (%): February 15, 2018, Through May 31, 2018

Total Return: Period Ended March 31, 2018
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	Since
	Date	Inception
Admiral Shares	2/15/2018	-0.56%

See Financial Highlights for dividend and capital gains information.

7

U.S. Multifactor Fund

Financial Statements (unaudited)

Statement of Net Assets
As of May 31, 2018

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (100.0%)[1]
Consumer Discretionary (20.1%)
	Ross Stores Inc.	4,211	332
	Walmart Inc.	3,169	262
	Las Vegas Sands Corp.	3,058	246
	Estee Lauder Cos. Inc.
	Class A	1,577	236
	Walt Disney Co.	2,224	221
	Carnival Corp.	2,649	165
	Kohl’s Corp.	2,058	137
	Gap Inc.	4,720	132
	PVH Corp.	811	130
*	Vera Bradley Inc.	11,038	129
	Dollar General Corp.	1,469	128
	Tower International Inc.	4,292	126
	Oxford Industries Inc.	1,512	125
	Tailored Brands Inc.	3,796	125
	Brinker International Inc.	2,845	124
	NIKE Inc. Class B	1,636	117
*	Cooper-Standard Holdings
	Inc.	931	116
*	Lululemon Athletica Inc.	1,042	109
	La-Z-Boy Inc.	3,296	103
	Lithia Motors Inc. Class A	1,034	101
*	Deckers Outdoor Corp.	891	101
*	Regis Corp.	5,708	99
	Lear Corp.	453	90
	Chico’s FAS Inc.	10,228	87
	DR Horton Inc.	2,045	86
	Marcus Corp.	2,712	86
	Ralph Lauren Corp.
	Class A	617	83
	Costco Wholesale Corp.	401	79
	Viad Corp.	1,463	77
*	Helen of Troy Ltd.	821	74
*	Sally Beauty Holdings Inc.	4,616	70
*	Madison Square Garden
	Co. Class A	261	68

	International Speedway
	Corp. Class A	1,633	68
	Citi Trends Inc.	2,240	67
	Johnson Outdoors Inc.
	Class A	784	59
	Nordstrom Inc.	1,159	57
	Tractor Supply Co.	723	54
*	Zumiez Inc.	2,186	53
*	Shutterfly Inc.	548	52
	Cracker Barrel Old Country
	Store Inc.	313	49
	Standard Motor Products
	Inc.	1,037	47
	Caleres Inc.	1,317	47
*	Party City Holdco Inc.	3,165	47
	Yum! Brands Inc.	567	46
	Texas Roadhouse Inc.
	Class A	741	46
*	Adtalem Global Education Inc.	940	45
	Marriott International Inc.
	Class A	331	45
	H&R Block Inc.	1,622	45
	Ruth’s Hospitality Group Inc.	1,665	44
	News Corp. Class A	2,917	44
	Wynn Resorts Ltd.	223	44
	Williams-Sonoma Inc.	708	39
	American Eagle Outfitters
	Inc.	1,678	37
	New Media Investment
	Group Inc.	2,212	37
	DSW Inc. Class A	1,545	37
*	Urban Outfitters Inc.	854	35
	Best Buy Co. Inc.	511	35
*	AutoNation Inc.	720	33
	Toll Brothers Inc.	822	32
	Gannett Co. Inc.	3,010	32
	John Wiley & Sons Inc.
	Class A	466	32
	Dick’s Sporting Goods Inc.	855	31

8

U.S. Multifactor Fund

			Market
			Value•
	Shares		($000)
	Buckle Inc.	1,234	31
	Gentex Corp.	1,277	31
	Aaron’s Inc.	736	29
	Travelport Worldwide Ltd.	1,613	28
*	AutoZone Inc.	43	28
	Thor Industries Inc.	296	27
*	Red Robin Gourmet Burgers
	Inc.	528	27
	Yum China Holdings Inc.	674	26
	Children’s Place Inc.	205	26
*	Perry Ellis International Inc.	933	26
	National Presto Industries Inc.	221	25
	Royal Caribbean Cruises Ltd.	233	24
	Hyatt Hotels Corp. Class A	292	24
*	ZAGG Inc.	1,512	23
*	Grand Canyon Education Inc.	197	22
*	Burlington Stores Inc.	146	21
*	Qurate Retail Group Inc.
	QVC Group Class A	1,039	21
	Tiffany & Co.	156	20
	Winnebago Industries Inc.	486	18
	Movado Group Inc.	357	18
	Haverty Furniture Cos. Inc.	805	16
	Columbia Sportswear Co.	183	16
*	Shutterstock Inc.	328	16
*	NVR Inc.	5	15
	Cato Corp. Class A	653	15
	PulteGroup Inc.	477	14
	Darden Restaurants Inc.	163	14
*	Crocs Inc.	784	14
*	America’s Car-Mart Inc.	220	14
*	Monarch Casino & Resort
	Inc.	295	13
	Carter’s Inc.	120	13
	BorgWarner Inc.	264	13
*	MSG Networks Inc.	663	13
	Entravision Communications
	Corp. Class A	3,133	13
*	Etsy Inc.	385	12
	Garmin Ltd.	192	12
*	Liberty Expedia Holdings
	Inc. Class A	255	11
*	Asbury Automotive Group Inc.	159	11
	Steven Madden Ltd.	208	11
	Wolverine World Wide Inc.	327	11
	Rent-A-Center Inc.	1,063	10
	BJ’s Restaurants Inc.	180	10
	Ethan Allen Interiors Inc.	410	10
*	Care.com Inc.	435	9
*	Genesco Inc.	193	8
	Graham Holdings Co. Class B	14	8
	Hooker Furniture Corp.	216	8
*	Sleep Number Corp.	287	8
	Inter Parfums Inc.	150	8
	KB Home	298	8

*	Ollie’s Bargain Outlet
	Holdings Inc.	111	8
*	Cavco Industries Inc.	37	8
*	MCBC Holdings Inc.	256	8
	Sonic Automotive Inc.
	Class A	349	7
*	Career Education Corp.	474	7
	Sinclair Broadcast Group Inc.
	Class A	257	7
*	Motorcar Parts of America
	Inc.	328	7
	Big Lots Inc.	166	7
*	El Pollo Loco Holdings Inc.	622	7
*	Stoneridge Inc.	208	7
*	Five Below Inc.	89	6
	Bloomin’ Brands Inc.	296	6
*	Murphy USA Inc.	93	6
	Monro Inc.	106	6
*	Potbelly Corp.	390	5
	New York Times Co.
	Class A	190	4
	Tenneco Inc.	95	4
			6,462
Consumer Staples (2.6%)
	Nu Skin Enterprises Inc.
	Class A	1,482	121
	Sanderson Farms Inc.	872	85
	Lamb Weston Holdings Inc.	1,232	79
	JM Smucker Co.	604	65
	Brown-Forman Corp.
	Class B	1,056	60
	Flowers Foods Inc.	2,760	56
	Medifast Inc.	324	47
*	US Foods Holding Corp.	1,197	43
	Ingredion Inc.	343	38
*	Cal-Maine Foods Inc.	724	35
	Walgreens Boots Alliance
	Inc.	525	33
*	Boston Beer Co. Inc.
	Class A	126	32
	Calavo Growers Inc.	363	32
*	United Natural Foods Inc.	696	32
*	USANA Health Sciences Inc.	122	14
*	Performance Food Group Co.	355	13
	Weis Markets Inc.	214	12
	Tyson Foods Inc. Class A	153	10
	Casey’s General Stores Inc.	86	8
*	Sprouts Farmers Market Inc.	308	7
	J&J Snack Foods Corp.	45	6
			828
Energy (8.6%)
	ConocoPhillips	5,390	363
	Valero Energy Corp.	2,829	343
	Phillips 66	2,401	280
	Chevron Corp.	2,037	253

9

U.S. Multifactor Fund

			Market
			Value•
		Shares	($000)
	Marathon Petroleum Corp.	2,836	224
	Occidental Petroleum Corp.	2,487	209
	Murphy Oil Corp.	4,927	152
*	Energen Corp.	1,760	119
	Helmerich & Payne Inc.	1,774	118
*	Solaris Oilfield Infrastructure
	Inc. Class A	6,477	100
*	ProPetro Holding Corp.	5,981	97
	Arch Coal Inc. Class A	1,049	86
*	Matrix Service Co.	3,875	75
	Warrior Met Coal Inc.	2,499	68
	HollyFrontier Corp.	746	58
	Marathon Oil Corp.	2,466	53
*	WildHorse Resource
	Development Corp.	1,798	48
	Peabody Energy Corp.	1,042	45
	Exxon Mobil Corp.	440	36
*	W&T Offshore Inc.	2,669	18
	Delek US Holdings Inc.	193	11
	PBF Energy Inc. Class A	213	10
*	REX American Resources
	Corp.	102	8
*	Abraxas Petroleum Corp.	2,602	7
			2,781
Financial Services (31.4%)
	SunTrust Banks Inc.	5,476	370
	Bank of New York Mellon
	Corp.	6,308	345
	JPMorgan Chase & Co.	3,160	338
	BlackRock Inc.	552	295
	BB&T Corp.	5,016	263
	Allstate Corp.	2,604	243
	Visa Inc. Class A	1,850	242
	Travelers Cos. Inc.	1,789	230
	Progressive Corp.	3,701	230
	American Express Co.	2,106	207
	PNC Financial Services
	Group Inc.	1,380	198
	Aflac Inc.	4,194	189
	Morgan Stanley	3,765	189
	Bank of America Corp.	5,359	156
	Mastercard Inc. Class A	797	152
	Prosperity Bancshares Inc.	1,908	138
	CME Group Inc.	787	128
	Goldman Sachs Group Inc.	544	123
	Walker & Dunlop Inc.	2,182	122
	Synovus Financial Corp.	2,011	109
	Zions Bancorporation	1,947	107
	Hanover Insurance Group
	Inc.	879	107
	First Interstate BancSystem
	Inc. Class A	2,439	106
	Synchrony Financial	3,064	106
	CIT Group Inc.	2,030	101
	East West Bancorp Inc.	1,408	98

	US Bancorp	1,885	94
	Primerica Inc.	958	94
	CVB Financial Corp.	3,977	92
	LegacyTexas Financial
	Group Inc.	2,184	92
	NBT Bancorp Inc.	2,400	91
	Hanmi Financial Corp.	3,040	91
	People’s United Financial
	Inc.	4,805	88
	Northwest Bancshares Inc.	5,120	88
	CoBiz Financial Inc.	3,953	88
*	Third Point Reinsurance Ltd.	6,587	88
	M&T Bank Corp.	510	88
	CorEnergy Infrastructure
	Trust Inc.	2,385	86
	Independent Bank Group
	Inc.	1,146	86
	Central Pacific Financial
	Corp.	2,890	85
	American National
	Insurance Co.	713	85
*	HomeStreet Inc.	3,152	84
	BOK Financial Corp.	830	84
	Great Western Bancorp Inc.	1,910	83
	Fidelity Southern Corp.	3,383	83
	Brown & Brown Inc.	2,964	82
	International Bancshares
	Corp.	1,814	78
	Discover Financial Services	1,055	78
	State Street Corp.	795	76
	S&P Global Inc.	384	76
	BancorpSouth Bank	2,252	75
	Cadence BanCorp Class A	2,571	75
	MetLife Inc.	1,631	75
*	BofI Holding Inc.	1,762	73
	TD Ameritrade Holding
	Corp.	1,210	72
	Opus Bank	2,387	71
	Stifel Financial Corp.	1,198	70
	Cullen/Frost Bankers Inc.	577	66
	Trustmark Corp.	2,035	65
	SEI Investments Co.	1,021	65
	Umpqua Holdings Corp.	2,696	63
	FirstCash Inc.	658	60
	Commerce Bancshares Inc.	915	59
*	TriState Capital Holdings Inc.	2,213	57
	National General Holdings
	Corp.	2,057	56
	S&T Bancorp Inc.	1,210	55
	City Holding Co.	714	53
	WesBanco Inc.	1,138	53
	Broadridge Financial
	Solutions Inc.	456	53
*	Eagle Bancorp Inc.	829	50
	Ally Financial Inc.	1,907	49

10

U.S. Multifactor Fund

			Market
			Value•
	Shares		($000)
	Northern Trust Corp.	449	46
	KeyCorp	2,292	45
	Federal Agricultural
	Mortgage Corp.	461	43
	Voya Financial Inc.	828	43
	Enterprise Financial Services
	Corp.	775	42
	T. Rowe Price Group Inc.	348	42
	BancFirst Corp.	696	42
	WR Berkley Corp.	529	40
	Invesco Ltd.	1,476	40
	Torchmark Corp.	472	40
	Washington Federal Inc.	1,157	38
*	Encore Capital Group Inc.	934	37
	BankUnited Inc.	865	37
	TCF Financial Corp.	1,382	36
	Comerica Inc.	385	36
	Regions Financial Corp.	1,977	36
	Reinsurance Group of
	America Inc. Class A	241	36
	FNF Group	960	36
	Principal Financial Group Inc.	628	35
	Fifth Third Bancorp	1,132	35
	First American Financial Corp.	651	34
*	Essent Group Ltd.	988	34
	Citizens Financial Group Inc.	825	34
	Ameriprise Financial Inc.	241	33
	CNA Financial Corp.	699	33
	Lincoln National Corp.	490	33
	Affiliated Managers Group
	Inc.	199	32
*	Western Alliance Bancorp	474	29
	First Citizens BancShares
	Inc. Class A	64	28
	LPL Financial Holdings Inc.	401	28
	Huntington Bancshares Inc.	1,838	27
*	Signature Bank	210	27
	UMB Financial Corp.	339	26
	Wintrust Financial Corp.	279	26
*	Forestar Group Inc.	1,059	25
	Selective Insurance Group
	Inc.	418	24
*	E*TRADE Financial Corp.	344	22
	Bank of NT Butterfield &
	Son Ltd.	430	21
	Banco Latinoamericano de
	Comercio Exterior SA	752	20
	Chemical Financial Corp.	342	19
	TriCo Bancshares	472	18
	ConnectOne Bancorp Inc.	692	18
	Peapack Gladstone
	Financial Corp.	522	18
	Bank of Hawaii Corp.	207	18
	Cathay General Bancorp	410	17
	Preferred Bank	270	17

	Legg Mason Inc.	456	17
	Total System Services Inc.	188	16
	Raymond James Financial
	Inc.	157	15
	Loews Corp.	292	14
	Fulton Financial Corp.	810	14
	Unum Group	353	14
	CNO Financial Group Inc.	667	13
	Nelnet Inc. Class A	210	13
	Morningstar Inc.	103	12
	Assurant Inc.	126	12
	Jack Henry & Associates Inc.	91	11
	FNB Corp.	831	11
	Lazard Ltd. Class A	205	11
	National Western Life Group
	Inc. Class A	32	10
	Waddell & Reed Financial
	Inc. Class A	501	10
	Provident Financial Services
	Inc.	346	10
	TrustCo Bank Corp. NY	1,111	10
	1st Source Corp.	181	10
*	CBRE Group Inc. Class A	208	10
	Green Bancorp Inc.	405	9
	Lakeland Bancorp Inc.	428	9
	Kinsale Capital Group Inc.	156	8
*	PennyMac Financial Services
	Inc. Class A	403	8
	First Bancorp	194	8
	Park National Corp.	70	8
	First Financial Bancorp	255	8
	Houlihan Lokey Inc. Class A	164	8
	American Financial Group Inc.	72	8
	Hartford Financial Services
	Group Inc.	150	8
	Dime Community Bancshares
	Inc.	380	8
	Lakeland Financial Corp.	154	8
	Heartland Financial USA Inc.	133	7
	Meridian Bancorp Inc.	372	7
	Horace Mann Educators Corp.	156	7
	Independent Bank Corp.	85	7
	Safety Insurance Group Inc.	77	7
	Capitol Federal Financial Inc.	492	6
	Federated Investors Inc.
	Class B	262	6
	WSFS Financial Corp.	121	6
	Hope Bancorp Inc.	344	6
	American Equity Investment
	Life Holding Co.	173	6
			10,109
Health Care (8.3%)
	Humana Inc.	1,276	371
	UnitedHealth Group Inc.	1,163	281
	HCA Healthcare Inc.	2,415	249

11

U.S. Multifactor Fund

			Market
			Value•
		Shares	($000)
	Cigna Corp.	1,406	238
*	Amneal Pharmaceuticals Inc.	7,603	150
*	Biogen Inc.	459	135
*	Medpace Holdings Inc.	2,697	114
*	ICU Medical Inc.	360	105
*	Magellan Health Inc.	1,141	104
	Danaher Corp.	1,008	100
	Universal Health Services
	Inc. Class B	843	97
	Anthem Inc.	307	68
*	HealthEquity Inc.	826	61
*	athenahealth Inc.	392	59
*	Intuitive Surgical Inc.	118	54
*	Veeva Systems Inc. Class A	634	49
*	Centene Corp.	405	47
*	Triple-S Management Corp.
	Class B	1,249	46
*	WellCare Health Plans Inc.	199	44
	Cantel Medical Corp.	401	44
	CONMED Corp.	615	42
*	Innoviva Inc.	2,535	38
*	AngioDynamics Inc.	1,235	26
*	Globus Medical Inc.	466	26
	Chemed Corp.	52	17
*	Align Technology Inc.	46	15
	STERIS plc	131	14
*	Haemonetics Corp.	124	11
*	Inogen Inc.	60	11
*	Providence Service Corp.	133	10
*	Laboratory Corp. of America
	Holdings	51	9
*	AMN Healthcare Services
	Inc.	144	8
*	PDL BioPharma Inc.	3,033	8
	Luminex Corp.	277	8
*	Select Medical Holdings
	Corp.	398	7
	Patterson Cos. Inc.	315	7
			2,673
Materials & Processing (3.7%)
	LyondellBasell Industries NV
	Class A	1,394	156
	Universal Forest Products
	Inc.	2,992	110
*	NCI Building Systems Inc.	4,751	91
*	Unifi Inc.	2,825	89
*	Foundation Building
	Materials Inc.	5,603	86
	WestRock Co.	1,130	67
*	Kraton Corp.	1,213	59
	Commercial Metals Co.	2,082	49
	Boise Cascade Co.	954	45
	Westlake Chemical Corp.	353	41
	Louisiana-Pacific Corp.	1,377	40
	Steel Dynamics Inc.	809	40

	Rayonier Advanced
	Materials Inc.	1,664	30
	Owens Corning	439	28
	Gold Resource Corp.	4,038	25
	Materion Corp.	461	25
	Simpson Manufacturing
	Co. Inc.	374	24
	Packaging Corp. of America	134	16
	Reliance Steel & Aluminum
	Co.	168	16
	Newmont Mining Corp.	345	13
	Domtar Corp.	241	12
*	AdvanSix Inc.	298	11
	Greif Inc. Class A	183	11
*	Continental Building
	Products Inc.	351	11
	PolyOne Corp.	246	10
	Cabot Microelectronics Corp.	84	10
	Huntsman Corp.	295	9
	Watsco Inc.	50	9
	Interface Inc. Class A	403	9
	Comfort Systems USA Inc.	191	9
*	BMC Stock Holdings Inc.	409	8
	Carpenter Technology Corp.	115	7
	Chase Corp.	57	7
	Stepan Co.	88	6
*	RBC Bearings Inc.	49	6
*	GMS Inc.	204	6
	Schnitzer Steel Industries
	Inc.	193	6
			1,197
Other (0.5%)
	Autoliv Inc.	548	81
	TE Connectivity Ltd.	748	70
			151
Producer Durables (11.5%)
	Raytheon Co.	1,167	245
	Johnson Controls
	International plc	3,552	119
	Deluxe Corp.	1,723	115
	Systemax Inc.	3,349	111
	Accenture plc Class A	695	108
	Kaman Corp.	1,454	103
	ICF International Inc.	1,411	100
	Schneider National Inc.
	Class B	3,374	99
*	Modine Manufacturing Co.	5,199	94
	Korn/Ferry International	1,599	87
	Boeing Co.	240	85
	Primoris Services Corp.	3,232	84
	Huntington Ingalls
	Industries Inc.	380	84
*	Teledyne Technologies Inc.	396	80
*	TrueBlue Inc.	3,087	80
	Marten Transport Ltd.	3,353	76

12

U.S. Multifactor Fund

			Market
			Value•
		Shares	($000)
	Cummins Inc.	532	76
*	JetBlue Airways Corp.	3,981	75
*	TriNet Group Inc.	1,344	72
	Curtiss-Wright Corp.	553	70
	IDEX Corp.	495	69
*	Zebra Technologies Corp.	443	68
	Stanley Black & Decker Inc.	451	63
	National Instruments Corp.	1,467	61
	Hyster-Yale Materials
	Handling Inc.	911	61
	FedEx Corp.	243	61
	Spirit AeroSystems Holdings
	Inc. Class A	702	59
	Knight-Swift Transportation
	Holdings Inc.	1,439	59
	ACCO Brands Corp.	4,016	52
	Pentair plc	1,171	51
	McGrath RentCorp	776	51
	Xylem Inc.	699	49
	EMCOR Group Inc.	630	48
	Copa Holdings SA Class A	431	48
	Landstar System Inc.	417	47
	JB Hunt Transport Services
	Inc.	344	44
	Convergys Corp.	1,818	43
	Steelcase Inc. Class A	2,895	42
*	Covenant Transportation
	Group Inc. Class A	1,169	35
*	nVent Electric plc	1,171	32
	Barrett Business Services
	Inc.	364	31
	Old Dominion Freight Line
	Inc.	200	31
	Werner Enterprises Inc.	789	31
	Matson Inc.	855	29
	ManpowerGroup Inc.	296	27
	Kelly Services Inc. Class A	1,085	24
	Herman Miller Inc.	702	23
*	Saia Inc.	278	23
	Forward Air Corp.	371	22
	SkyWest Inc.	386	22
*	Sykes Enterprises Inc.	753	21
*	Casella Waste Systems
	Inc. Class A	855	20
	Robert Half International Inc.	266	17
	Textron Inc.	247	16
	Ryder System Inc.	215	14
	Dover Corp.	170	13
*	CBIZ Inc.	633	13
	MAXIMUS Inc.	211	13
	Air Lease Corp. Class A	286	13
	Insperity Inc.	137	13
	Allison Transmission
	Holdings Inc.	301	12
	UniFirst Corp.	70	12

*	FTI Consulting Inc.	190	12
	FLIR Systems Inc.	204	11
	Trinity Industries Inc.	315	11
	Heidrick & Struggles
	International Inc.	277	10
	Hillenbrand Inc.	223	10
*	Darling Ingredients Inc.	532	10
*	CoStar Group Inc.	26	10
*	Copart Inc.	172	9
	Kansas City Southern	87	9
	Graco Inc.	196	9
	Rollins Inc.	178	9
*	SP Plus Corp.	246	9
*	ASGN Inc.	107	8
*	Proto Labs Inc.	68	8
*	Dycom Industries Inc.	87	8
	Knoll Inc.	399	8
	Republic Services Inc.
	Class A	119	8
	Granite Construction Inc.	141	8
*	ExlService Holdings Inc.	139	8
	Briggs & Stratton Corp.	424	8
	AMETEK Inc.	104	8
	AAR Corp.	169	8
	Snap-on Inc.	48	7
	HEICO Corp.	76	7
	Encore Wire Corp.	143	7
*	FARO Technologies Inc.	127	7
	Quad/Graphics Inc.	339	7
	Watts Water Technologies
	Inc. Class A	86	7
*	TopBuild Corp.	77	6
*	Generac Holdings Inc.	125	6
	Ship Finance International
	Ltd.	409	6
*	WESCO International Inc.	74	4
			3,709
Technology (11.0%)
	HP Inc.	16,029	353
	Cognizant Technology
	Solutions Corp. Class A	3,421	258
	Texas Instruments Inc.	2,234	250
*	Adobe Systems Inc.	983	245
	Apple Inc.	811	152
*	salesforce.com Inc.	1,161	150
	Intuit Inc.	700	141
*	CACI International Inc.
	Class A	738	123
	Jabil Inc.	4,110	116
	Entegris Inc.	3,244	114
*	Diodes Inc.	2,787	95
*	Akamai Technologies Inc.	1,245	94
	Intel Corp.	1,563	86
	Comtech
	Telecommunications Corp.	2,341	73

13

U.S. Multifactor Fund

			Market
			Value•
		Shares	($000)
*	Fortinet Inc.	1,112	68
*	NETGEAR Inc.	1,120	68
*	VMware Inc. Class A	461	63
*	ANSYS Inc.	387	63
	Maxim Integrated Products
	Inc.	1,010	59
	CA Inc.	1,457	52
	Activision Blizzard Inc.	705	50
	Teradyne Inc.	1,309	50
*	Dell Technologies Inc.
	Class V	606	49
	Hewlett Packard Enterprise
	Co.	3,206	49
*	Perficient Inc.	1,830	48
	Harris Corp.	313	47
	Amdocs Ltd.	635	43
	Cohu Inc.	1,497	36
*	Qorvo Inc.	442	35
*	Virtusa Corp.	712	35
	ManTech International Corp.
	Class A	613	33
*	Syntel Inc.	931	29
*	New Relic Inc.	252	26
*	F5 Networks Inc.	146	25
*	Zendesk Inc.	450	25
	Motorola Solutions Inc.	230	25
*	TTM Technologies Inc.	1,270	23
*	ON Semiconductor Corp.	865	22
	Blackbaud Inc.	219	21
	Progress Software Corp.	447	17
*	Red Hat Inc.	97	16
*	Synopsys Inc.	159	14
	Vishay Intertechnology Inc.	629	13
*	EPAM Systems Inc.	108	13
	DXC Technology Co.	143	13
*	ePlus Inc.	142	13
*	Appfolio Inc.	208	12
*	IPG Photonics Corp.	46	11
*	VeriSign Inc.	83	11
*	LivePerson Inc.	542	11
	Skyworks Solutions Inc.	103	10
*	RingCentral Inc. Class A	130	10

	Monotype Imaging
	Holdings Inc.	453	10
	Dolby Laboratories Inc.
	Class A	154	10
*	Qualys Inc.	118	9
	Cypress Semiconductor
	Corp.	548	9
*	Yelp Inc. Class A	207	9
*	Amkor Technology Inc.	974	9
*	Workday Inc. Class A	59	8
*	Limelight Networks Inc.	1,481	7
*	EchoStar Corp. Class A	152	7
*	Rudolph Technologies Inc.	205	7
*	Inovalon Holdings Inc.
	Class A	614	6
*	CalAmp Corp.	291	6
*	Workiva Inc.	213	6
			3,561
Utilities (2.3%)
	Exelon Corp.	6,681	276
	Hawaiian Electric Industries
	Inc.	2,835	97
	ALLETE Inc.	923	71
*	United States Cellular Corp.	1,934	69
	Ameren Corp.	1,129	67
	Avangrid Inc.	1,096	58
	AT&T Inc.	1,753	57
*	Vonage Holdings Corp.	1,890	22
	Portland General Electric Co.	219	9
*	Boingo Wireless Inc.	360	8
	Telephone & Data Systems
	Inc.	272	7
			741
Total Common Stocks (Cost $31,502)			32,212
Temporary Cash Investment (1.2%)[1]
Money Market Fund (1.2%)
2	Vanguard Market Liquidity
	Fund, 1.961%
	(Cost $406)	4,061	406
Total Investments (101.2%)
(Cost $31,908)			32,618

14

U.S. Multifactor Fund

Amount
($000)
Other Assets and Liabilities (-1.2%)
Other Assets
Investment in Vanguard	1
Receivables for Accrued Income	50
Receivables for Capital Shares Issued	119
Other Assets	14
Total Other Assets	184
Liabilities
Payables for Investment Securities Purchased (456)
Payables for Capital Shares Redeemed	(124)
Payables to Vanguard	(3)
Variation Margin Payable—Futures Contracts	—
Total Liabilities	(583)
Net Assets (100%)
Applicable to 1,247,924 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)	32,219
Net Asset Value Per Share	$25.82

At May 31, 2018, net assets consisted of:
Amount
($000)
Paid-in Capital	31,410
Undistributed Net Investment Income	121
Accumulated Net Realized Losses	(22)
Unrealized Appreciation (Depreciation)
Investment Securities	710
Futures Contracts	—
Net Assets	32,219

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity
markets through the use of index futures contracts. After
giving effect to futures investments, the fund’s effective
common stock and temporary cash investment positions
represent 100.2% and 1.0%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate
shown is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)
Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	June 2018	1	82	—

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

15

U.S. Multifactor Fund

Statement of Operations

February15,2018[1] to
May 31, 2018
($000)
Investment Income
Income
Dividends	127
Interest [2]	5
Total Income	132
Expenses
The Vanguard Group—Note B
Management and Administrative	7
Marketing and Distribution	—
Custodian Fees	2
Shareholders’ Reports	2
Total Expenses	11
Net Investment Income	121
Realized Net Gain (Loss)
Investment Securities Sold [2]	(15)
Futures Contracts	(7)
Realized Net Gain (Loss)	(22)
Change in Unrealized Appreciation (Depreciation)
Investment Securities [2]	710
Futures Contracts	—
Change in Unrealized Appreciation (Depreciation)	710
Net Increase (Decrease) in Net Assets Resulting from Operations	809

1 Inception.
2 Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $5,000, $1,000, and less than $1,000, respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

16

U.S. Multifactor Fund

Statement of Changes in Net Assets

February15,2018[1] to
May 31, 2018
($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	121
Realized Net Gain (Loss)	(22)
Change in Unrealized Appreciation (Depreciation)	710
Net Increase (Decrease) in Net Assets Resulting from Operations	809
Distributions
Net Investment Income	—
Realized Capital Gain	—
Total Distributions	—
Capital Share Transactions
Issued	34,486
Issued in Lieu of Cash Distributions	—
Redeemed	(3,076)
Net Increase (Decrease) from Capital Share Transactions	31,410
Total Increase (Decrease)	32,219
Net Assets
Beginning of Period	—
End of Period[2]	32,219
1 Inception.
2 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $121,000.

See accompanying Notes, which are an integral part of the Financial Statements.

17

U.S. Multifactor Fund

Financial Highlights

February 15, 2018[1] to
For a Share Outstanding Throughout the Period	May 31, 2018
Net Asset Value, Beginning of Period	$25.00
Investment Operations
Net Investment Income[2]	.148
Net Realized and Unrealized Gain (Loss) on Investments	.672
Total from Investment Operations	. 820
Distributions
Dividends from Net Investment Income	—
Distributions from Realized Capital Gains	—
Total Distributions	—
Net Asset Value, End of Period	$25.82

Total Return[3]	3.28%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$32
Ratio of Total Expenses to Average Net Assets	0.18%[4]
Ratio of Net Investment Income to Average Net Assets	1.80%[4]
Portfolio Turnover Rate	55%[4]

1 Inception.
2 Calculated based on average shares outstanding.
3 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4 Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

18

U.S. Multifactor Fund

Notes to Financial Statements

Vanguard U.S. Multifactor Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the period ended May 31, 2018, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

3. Federal Income Taxes: The fund intends to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for the period ended May 31, 2018, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes,

19

U.S. Multifactor Fund

and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at May 31, 2018, or at any time during the period then ended.

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees, and generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At May 31, 2018, the fund had contributed to Vanguard capital in the amount of $1,000, representing 0.00% of the fund’s net assets and 0.00% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

At May 31, 2018, 100% of the market value of the fund’s investments was determined based on Level 1 inputs.

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

20

U.S. Multifactor Fund

At May 31, 2018, the cost of investment securities for tax purposes was $31,908,000. Net unrealized appreciation of investment securities for tax purposes was $710,000, consisting of unrealized gains of $1,584,000 on securities that had risen in value since their purchase and $874,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the period ended May 31, 2018, the fund purchased $36,293,000 of investment securities and sold $4,775,000 of investment securities, other than temporary cash investments.

F. Capital shares issued and redeemed were:

February 15, 2018[1] to
May 31, 2018
Shares
(000)
Issued	1,370
Issued in Lieu of Cash Distributions	—
Redeemed	(122)
Net Increase (Decrease) in Shares Outstanding	1,248
1 Inception.

G. Management has determined that no events or transactions occurred subsequent to May 31, 2018, that would require recognition or disclosure in these financial statements.

21

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

22

Period Ended May 31, 2018
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
U.S. Multifactor Fund	2/15/2018	5/31/2018	Period
Based on Actual Fund Return	$1,000.00	$1,032.80	$0.53
Based on Hypothetical 5% Yearly Return	1,000.00	1,014.00	0.53

The calculations are based on expenses incurred in the period from the fund’s February 15, 2018, inception through May 31,
2018. The fund’s annualized expense ratio for the period is 0.18%. The dollar amounts shown as ”Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period from inception through May 31, 2018, multiplied by the number of days in that period, then divided by the number of days in the most recent 12-month period
(106/365).

23

Trustees Approve Advisory Arrangement

Effective February 2018, the board of trustees of Vanguard Wellington Fund approved the launch of Vanguard U.S. Multifactor Fund, which utilizes an internalized management structure whereby The Vanguard Group, Inc. (Vanguard), through its Quantitative Equity Group, provides investment advisory services to the fund. The board determined that the investment advisory arrangement with Vanguard was in the best interests of the fund and its prospective shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board considered the quality of the investment management services to be provided to the fund and took into account the organizational depth and stability of the advisor. The board noted that Vanguard has been managing investments for more than four decades. The Quantitative Equity Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted approval of the advisory arrangement.

Investment performance

The board determined that the Quantitative Equity Group, in its management of other Vanguard funds, has a track record of consistent performance and disciplined investment processes. Information about the fund’s performance since inception can be found in the Performance Summary section of this report.

Cost

The board concluded that the fund’s expense ratio will be well below the average expense ratio charged by funds in its peer group. Information about the fund’s expenses appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements section.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale

The board concluded that Vanguard’s at-cost arrangement with the fund ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement after a one-year period.

24

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Foreign Holdings. The percentage of a fund represented by securities or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share.

For a fund, the weighted average price/book ratio of the stocks it holds.

25

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

26

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 208 Vanguard funds.

Information for each trustee and executive officer of the fund appears below. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustees1

F. William McNabb III

Born in 1957. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: chairman of the board (January 2010–present) of Vanguard and of each of the investment companies served by Vanguard, trustee (2009–present) of each of the investment companies served by Vanguard, and director (2008–present) of Vanguard. Chief executive officer and president (2008–2017) of Vanguard and each of the investment companies served by Vanguard, managing director (1995–2008) of Vanguard, and director (1997–2018) of Vanguard Marketing Corporation. Director (2018–present) of UnitedHealth Group.

Mortimer J. Buckley

Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chief executive officer (January 2018–present) of Vanguard; chief executive officer, president, and trustee (January 2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (February 2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Chairman of the board (2011–2017) of the Children’s Hospital of Philadelphia.

Independent Trustees

Emerson U. Fullwood

Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Lead director of SPX FLOW, Inc. (multi-industry manufacturing). Director of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, and Roberts Wesleyan College. Trustee of the University of Rochester.

Amy Gutmann

Born in 1949. Trustee since June 2006. Principal occupation(s) during the past five years and other experience: president (2004–present) of the University of Pennsylvania. Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and professor of communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania. Trustee of the National Constitution Center.

1 Mr. McNabb and Mr. Buckley are considered “interested persons,” as defined in the Investment Company Act of 1940, because they are officers of the Vanguard funds.

JoAnn Heffernan Heisen

Born in 1950. Trustee since July 1998. Principal occupation(s) during the past five years and other experience: corporate vice president of Johnson & Johnson (pharmaceuticals/medical devices/consumer products) and member of its executive committee (1997–2008). Chief global diversity officer (retired 2008), vice president and chief information officer (1997–2006), controller (1995–1997), treasurer (1991–1995), and assistant treasurer (1989–1991) of Johnson & Johnson. Director of Skytop Lodge Corporation (hotels) and the Robert Wood Johnson Foundation. Member of the advisory board of the Institute for Women’s Leadership at Rutgers University.

F. Joseph Loughrey

Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services), Oxfam America, and the Lumina Foundation for Education. Director of the V Foundation for Cancer Research. Member of the advisory council for the College of Arts and Letters and chair of the advisory board to the Kellogg Institute for International Studies, both at the University of Notre Dame.

Mark Loughridge

Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.

Scott C. Malpass

Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: chief investment officer (1989–present) and vice president (1996–present) of the University of Notre Dame. Assistant professor of finance at the Mendoza College of Business, University of Notre Dame, and member of the Notre Dame 403(b) Investment Committee. Chairman of the board of TIFF Advisory Services, Inc. Member of the board of Catholic Investment Services, Inc. (investment advisors), the board of advisors for Spruceview Capital Partners, and the board of superintendence of the Institute for the Works of Religion.

Deanna Mulligan

Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: president (2010–present) and chief executive officer (2011–present) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of The Guardian Life Insurance Company of America. Member of the board of The Guardian Life Insurance Company of America, the American Council of Life Insurers, the Partnership for New York City (business leadership), and the Committee Encouraging Corporate Philanthropy. Trustee of the Economic Club of New York and the Bruce Museum (arts and science). Member of the Advisory Council for the Stanford Graduate School of Business.

André F. Perold

Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and co-managing partner of HighVista Strategies LLC (private investment firm). Overseer of the Museum of Fine Arts Boston.

Sarah Bloom Raskin

Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Member of the board of directors (2012–2014) of Neighborhood Reinvestment Corporation. Director of i(x) Investments, LLC.

Peter F. Volanakis

Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Chairman of the board of trustees of Colby-Sawyer College. Member of the Board of Hypertherm Inc. (industrial cutting systems, software, and consumables).

Executive Officers

Glenn Booraem

Born in 1967. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (2017–present), treasurer (2015–2017), controller (2010–2015), and assistant controller (2001–2010) of each of the investment companies served by Vanguard.

Christine M. Buchanan

Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard and global head of Fund Administration at Vanguard. Treasurer (2017–present) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG LLP (audit, tax, and advisory services).

Brian Dvorak

Born in 1973. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (2017–present) of Vanguard and each of the investment companies served by Vanguard. Assistant vice president (2017–present) of Vanguard Marketing Corporation. Vice president and director of Enterprise Risk Management (2011–2013) at Oppenheimer Funds, Inc.

Thomas J. Higgins

Born in 1957. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2008–present) and treasurer (1998–2008) of each of the investment companies served by Vanguard.

Peter Mahoney

Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Controller (2015–present) of each of the investment companies served by Vanguard. Head of International Fund Services (2008–2014) at Vanguard.

Anne E. Robinson

Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Director and senior vice president (2016–2018) of Vanguard Marketing Corporation. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express.

Michael Rollings

Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.

Vanguard Senior Management Team

Mortimer J. Buckley	James M. Norris
Gregory Davis	Thomas M. Rampulla
John James	Karin A. Risi
Martha G. King	Anne E. Robinson
John T. Marcante	Michael Rollings
Chris D. McIsaac

Chairman Emeritus and Senior Advisor

John J. Brennan
Chairman, 1996–2009
Chief Executive Officer and President, 1996–2008

Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447	Source for Bloomberg Barclays indexes: Bloomberg
Direct Investor Account Services > 800-662-2739	Index Services Limited. Copyright 2018, Bloomberg. All
rights reserved.
Institutional Investor Services > 800-523-1036
Text Telephone for People
Who Are Deaf or Hard of Hearing > 800-749-7273

This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper, a
Thomson Reuters Company, or Morningstar, Inc., unless
otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via email addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.
© 2018 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q5162 072018

Item 2: Code of Ethics.

Not Applicable.

Item 3: Audit Committee Financial Expert.

Not Applicable.

Item 4: Principal Accountant Fees and Services.

(a) Audit Fees.

Not Applicable.

Item 5: Audit Committee of Listed Registrants.

Not Applicable.

Item 6: Investments.

Vanguard® Wellington Fund
Schedule of Investments
May 31, 2018

		Market
		Value
	Shares	($000)

Common Stocks (65.2%)
Consumer Discretionary (4.1%)
Comcast Corp. Class A	43,726,638	1,363,396
TJX Cos. Inc.	6,147,706	555,261
Lowe's Cos. Inc.	5,544,119	526,747
Hilton Worldwide Holdings Inc.	6,087,704	491,338
CBS Corp. Class B	9,402,896	473,624
Home Depot Inc.	1,858,712	346,743
Ford Motor Co.	28,215,290	325,887
Volkswagen AG Preference Shares	1,028,618	193,195
		4,276,191
Consumer Staples (3.8%)
PepsiCo Inc.	8,367,417	838,834
Unilever NV	13,628,051	760,025
Diageo plc	15,078,735	554,047
Sysco Corp.	8,378,434	544,850
Philip Morris International Inc.	6,188,031	492,196
Costco Wholesale Corp.	2,382,895	472,385
Walmart Inc.	3,862,983	318,851
		3,981,188
Energy (6.1%)
Chevron Corp.	14,882,886	1,849,943
TOTAL SA	18,407,775	1,119,087
ConocoPhillips	13,132,802	885,020
Suncor Energy Inc.	19,600,424	780,631
BP plc	73,432,456	561,632
Halliburton Co.	11,159,145	555,056
Hess Corp.	6,534,230	394,798
Canadian Natural Resources Ltd.	3,919,199	135,447
		6,281,614
Financials (15.1%)
JPMorgan Chase & Co.	21,337,032	2,283,276
Bank of America Corp.	75,654,951	2,197,020
Chubb Ltd.	10,329,478	1,349,960
Prudential Financial Inc.	13,231,263	1,281,316
PNC Financial Services Group Inc.	8,525,423	1,222,631
Northern Trust Corp.	7,535,860	772,576
Intercontinental Exchange Inc.	10,107,857	716,546
American International Group Inc.	12,927,605	682,448
BlackRock Inc.	1,245,095	665,167
Citigroup Inc.	9,605,252	640,574
Mitsubishi UFJ Financial Group Inc.	94,103,100	567,274
MetLife Inc.	11,582,038	532,658
Bank of Nova Scotia	8,702,316	525,011
Marsh & McLennan Cos. Inc.	5,924,066	476,117
Hartford Financial Services Group Inc.	6,783,981	355,006
^ BNP Paribas SA	5,505,600	342,097
Tokio Marine Holdings Inc.	6,776,940	325,049
UBS Group AG	16,991,568	258,612
ING Groep NV	16,807,410	244,797
Zurich Insurance Group AG	604,365	179,111
* Brighthouse Financial Inc.	881,703	41,537
		15,658,783
Health Care (9.2%)
Bristol-Myers Squibb Co.	24,029,236	1,264,418
AstraZeneca plc ADR	34,070,454	1,261,629
Medtronic plc	11,797,542	1,018,364
Pfizer Inc.	25,881,943	929,938
Merck & Co. Inc.	15,460,795	920,381
UnitedHealth Group Inc.	3,800,444	917,845
CVS Health Corp.	10,493,933	665,210
Eli Lilly & Co.	7,668,951	652,168
Novartis AG	8,424,043	626,267

1

Vanguard® Wellington Fund
Schedule of Investments
May 31, 2018

		Market
		Value
	Shares	($000)
Abbott Laboratories	8,586,547	528,330
Cardinal Health Inc.	7,519,457	391,689
HCA Healthcare Inc.	1,526,399	157,433
Koninklijke Philips NV	3,195,482	131,596
* Regeneron Pharmaceuticals Inc.	343,995	103,309
		9,568,577
Industrials (7.0%)
United Parcel Service Inc. Class B	9,517,164	1,105,133
Union Pacific Corp.	4,814,825	687,364
Schneider Electric SE	7,191,204	621,647
Caterpillar Inc.	3,990,176	606,148
BAE Systems plc	61,014,001	517,944
Lockheed Martin Corp.	1,481,530	466,000
Canadian Pacific Railway Ltd.	2,192,821	422,754
United Technologies Corp.	3,265,701	407,625
Johnson Controls International plc	12,139,497	407,402
Honeywell International Inc.	2,667,730	394,584
Eaton Corp. plc	4,472,554	342,508
Assa Abloy AB Class B	13,974,950	300,439
ABB Ltd. ADR	11,473,207	260,901
Canadian National Railway Co.	3,034,234	253,298
Safran SA	1,801,811	214,914
Vinci SA	1,343,807	132,168
Canadian National Railway Co.	618,300	51,620
		7,192,449
Information Technology (11.3%)
Microsoft Corp.	27,863,831	2,754,061
* Alphabet Inc. Class A	1,691,379	1,860,517
Intel Corp.	32,811,103	1,811,173
Cisco Systems Inc.	21,652,645	924,785
Apple Inc.	4,862,457	908,647
Texas Instruments Inc.	5,164,261	577,932
HP Inc.	26,164,428	576,402
* eBay Inc.	15,224,646	574,274
Accenture plc Class A	3,390,654	528,061
QUALCOMM Inc.	8,223,097	477,926
International Business Machines Corp.	3,137,939	443,422
Samsung Electronics Co. Ltd. GDR	190,936	225,912
		11,663,112
Materials (2.2%)
BHP Billiton plc	28,585,282	657,263
International Paper Co.	11,362,866	607,913
Linde AG- Tender Line	2,181,835	498,585
LyondellBasell Industries NV Class A	2,183,890	244,858
Praxair Inc.	1,394,617	217,923
Linde AG	251,900	52,110
		2,278,652
Real Estate (1.3%)
American Tower Corp.	5,324,704	736,779
Simon Property Group Inc.	3,881,024	621,818
		1,358,597
Telecommunication Services (2.3%)
Verizon Communications Inc.	42,550,768	2,028,395
AT&T Inc.	9,246,100	298,834
		2,327,229
Utilities (2.8%)
NextEra Energy Inc.	7,037,666	1,166,915
Dominion Energy Inc.	12,426,114	797,632
Exelon Corp.	15,800,310	653,975
Iberdrola SA	37,476,310	266,135

		2,884,657

Total Common Stocks (Cost $44,871,487)		67,471,049

2

Vanguard® Wellington Fund
Schedule of Investments
May 31, 2018

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)

U.S. Government and Agency Obligations (6.3%)
U.S. Government Securities (5.6%)
	United States Treasury Note/Bond	1.750%	9/30/19	537,170	532,975
	United States Treasury Note/Bond	1.375%	2/15/20	231,935	227,948
1	United States Treasury Note/Bond	1.375%	2/29/20	62,000	60,905
	United States Treasury Note/Bond	2.250%	2/29/20	1,496,000	1,492,021
	United States Treasury Note/Bond	2.250%	3/31/20	210,000	209,376
	United States Treasury Note/Bond	1.625%	6/30/20	67,210	66,107
	United States Treasury Note/Bond	1.250%	3/31/21	52,000	50,172
	United States Treasury Note/Bond	2.125%	12/31/22	136,500	133,280
	United States Treasury Note/Bond	2.500%	3/31/23	337,000	334,210
	United States Treasury Note/Bond	2.000%	2/15/25	364,360	346,710
	United States Treasury Note/Bond	2.000%	8/15/25	121,680	115,292
	United States Treasury Note/Bond	2.250%	11/15/25	6,805	6,545
	United States Treasury Note/Bond	1.625%	5/15/26	110,190	100,686
	United States Treasury Note/Bond	2.000%	11/15/26	43,000	40,252
	United States Treasury Note/Bond	2.375%	5/15/27	28,000	26,937
	United States Treasury Note/Bond	2.250%	11/15/27	515,340	489,171
	United States Treasury Note/Bond	2.750%	2/15/28	273,700	271,133
	United States Treasury Note/Bond	2.875%	5/15/43	275,732	269,313
	United States Treasury Note/Bond	3.375%	5/15/44	149,670	159,422
	United States Treasury Note/Bond	2.500%	2/15/46	50,745	45,829
	United States Treasury Note/Bond	2.250%	8/15/46	117,264	100,224
	United States Treasury Note/Bond	2.875%	11/15/46	60,140	58,486
	United States Treasury Note/Bond	3.000%	2/15/47	217,005	216,328
	United States Treasury Note/Bond	2.750%	8/15/47	216,575	205,272
	United States Treasury Note/Bond	2.750%	11/15/47	48,061	45,538
	United States Treasury Note/Bond	3.125%	5/15/48	300	306
	United States Treasury Strip Principal	0.000%	5/15/47	127,000	52,953
	United States Treasury Strip Principal	0.000%	8/15/47	247,840	102,524
					5,759,915
Conventional Mortgage-Backed Securities (0.6%)
2,3	Fannie Mae Pool	2.500%	9/1/27–12/1/28	5,419	5,290
2,3,4	Fannie Mae Pool	3.500%	6/1/48–7/1/48	672,000	670,058
2,3	Fannie Mae Pool	4.500%	10/1/33–3/1/41		—
2,3	Freddie Mac Gold Pool	3.000%	5/1/22–9/1/22	19	19
2	Ginnie Mae I Pool	7.000%	11/15/31–11/15/33	2,305	2,677
					678,044
Nonconventional Mortgage-Backed Securities (0.1%)
2,3	Fannie Mae REMICS	3.500%	4/25/31	9,730	9,828
2,3	Fannie Mae REMICS	4.000%	9/25/29–5/25/31	18,581	19,071
2,3	Freddie Mac REMICS	3.500%	3/15/31	5,760	5,828
2,3	Freddie Mac REMICS	4.000%	12/15/30–4/15/31	106,515	110,245

					144,972

Total U.S. Government and Agency Obligations (Cost $6,614,088)					6,582,931

Asset-Backed/Commercial Mortgage-Backed Securities (1.8%)
2	Ally Auto Receivables Trust 2018-1	1.750%	2/15/19	19,494	19,489
2,5	American Express Credit Account Master Trust	2.950%	3/15/23	50,000	49,847
5	American Tower Trust I	3.070%	3/15/23	43,000	42,411
2	Americredit Automobile Receivables Trust 2018-1	2.450%	5/20/19	53,288	53,293
2,5,6	Apidos CLO XVII	3.663%	4/17/26	50,310	50,344
2,5,6	Ares XXIX CLO Ltd.	3.543%	4/17/26	49,210	49,236
2,5,6	Atlas Senior Loan Fund X Ltd.	3.438%	1/15/31	7,940	7,941
2,5,6	Avery Point IV CLO Ltd.	3.460%	4/25/26	46,220	46,239
2,5,6	Babson CLO Ltd. 2014-I	3.509%	7/20/25	5,660	5,662
5	Bank of Montreal	2.500%	1/11/22	60,000	58,686
2,5,6	BlueMountain CLO 2014-1 Ltd.	3.619%	4/30/26	26,794	26,811
2	BMW Vehicle Owner Trust	1.650%	1/25/19	7,546	7,542
2,5	Canadian Pacer Auto Receivables Trust 2018-1	2.300%	4/19/19	27,907	27,911
2,5	Capital Auto Receivables Asset Trust 2018-1	2.100%	3/20/19	18,239	18,240
2,5,7	CARDS II Trust	2.289%	4/18/22	17,780	17,795

3

Vanguard® Wellington Fund
Schedule of Investments
May 31, 2018

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
2,5,7	CARDS II Trust 2016-1A	2.619%	7/15/21	13,117	13,126
2	CarMax Auto Owner Trust	1.700%	2/15/19	17,350	17,339
2	CarMax Auto Owner Trust	2.300%	5/15/19	18,276	18,279
2,5,6	Cent CLO 20 Ltd.	3.460%	1/25/26	38,425	38,441
2,5,6	Cent CLO 21 Ltd.	3.576%	7/27/26	24,170	24,168
2,5,6	Cent CLO 22 Ltd.	3.773%	11/7/26	36,895	36,944
2,5	Chesapeake Funding II LLC 2018-1	3.040%	4/15/30	44,985	44,971
2,5	Chesapeake Funding II LLC 2018-2A	1.990%	5/15/29	8,845	8,747
2	CNH Equipment Trust 2018-A	2.450%	6/14/19	41,842	41,851
2	COMM 2012-CCRE2 Mortgage Trust	3.147%	8/15/45	18,085	18,022
2,5	Daimler Trucks Retail Trust 2018-1	2.200%	4/15/19	20,163	20,165
5	DNB Boligkreditt AS	2.500%	3/28/22	47,550	46,463
2,5	Enterprise Fleet Financing LLC	2.150%	3/20/19	22,341	22,341
2,5	Enterprise Fleet Financing LLC Series 2017-1	2.130%	7/20/22	6,072	6,033
2,5	Enterprise Fleet Financing LLC Series 2018-1	2.870%	10/20/23	30,025	29,975
2,5	First Investors Auto Owner Trust	2.000%	3/15/22	7,549	7,502
2	Ford Credit Auto Lease Trust 2018-A	2.300%	5/15/19	23,696	23,700
2	Ford Credit Auto Owner Trust	2.356%	5/15/19	24,228	24,231
2,5	GM Financial Consumer Automobile 2017-1	1.510%	3/16/20	10,618	10,589
2	GM Financial Consumer Automobile Receivables Trust	2.300%	4/16/19	9,475	9,475
2	Honda Auto Receivables 2018-1 Owner Trust	1.900%	3/15/19	18,841	18,841
2,5	Hyundai Auto Lease Securitization Trust 2018-A	1.950%	3/15/19	7,052	7,052
2,5	Hyundai Auto Lease Securitization Trust 2018-A	2.550%	8/17/20	20,825	20,789
2	John Deere Owner Trust 2018	1.950%	3/15/19	22,270	22,250
2,8	LB-UBS Commercial Mortgage Trust 2008-C1	6.319%	4/15/41	45	45
2,5,6	Limerock CLO II Ltd.	3.655%	4/18/26	46,065	46,095
2,5,6	Madison Park Funding XII Ltd.	3.619%	7/20/26	37,385	37,390
2,5,6	Madison Park Funding XIII Ltd.	3.305%	4/19/30	33,570	33,546
2,5,7	Master Credit Card Trust II Series 2018-1A	2.443%	7/22/24	36,370	36,479
2,5,7	Mercedes-Benz Master Owner Trust 2016-B	2.619%	5/17/21	13,265	13,327
2,5	MMAF Equipment Finance LLC 2013-AA	2.570%	6/9/33	8,570	8,546
2,5	MMAF Equipment Finance LLC 2017-A	1.730%	5/18/20	5,562	5,545
2,5	MMAF Equipment Finance LLC 2018-A	2.400%	6/10/19	33,108	33,108
2	Nissan Auto Receivables 2018-A Owner Trust	1.900%	3/15/19	6,254	6,255
2,5	OneMain Direct Auto Receivables Trust 2017-2	2.310%	12/14/21	27,390	27,217
2,5	OneMain Financial Issuance Trust 2016-2	4.100%	3/20/28	6,323	6,365
2,5	OneMain Financial Issuance Trust 2017-1	2.370%	9/14/32	23,742	23,377
2	Santander Drive Auto Receivables Trust 2014-2	2.330%	11/15/19	576	576
2	Santander Drive Auto Receivables Trust 2016-3	1.890%	6/15/21	11,264	11,208
2	Santander Drive Auto Receivables Trust 2018-1	1.830%	2/15/19	10,560	10,559
2	Santander Drive Auto Receivables Trust 2018-2	2.350%	4/15/19	26,399	26,399
2,5	Santander Retail Auto Lease Trust 2018-A	2.200%	3/20/19	8,426	8,426
5	SBA Tower Trust	2.898%	10/8/19	46,310	46,062
5	SBA Tower Trust	3.168%	4/11/22	48,960	48,573
5	SBA Tower Trust	3.448%	3/15/23	23,770	23,717
2,5	Securitized Term Auto Receivables Trust 2018-1	2.400%	4/25/19	27,930	27,924
2,5,6	Seneca Park CLO Ltd. 2014-1	3.473%	7/17/26	27,340	27,351
2,5,8	SFAVE Commercial Mortgage Securities Trust 2015-
	5AVE	4.144%	1/5/43	27,300	26,749
2,5,6	Shackleton 2014-VI CLO	3.513%	7/17/26	26,700	26,712
2,5	Sofi Consumer Loan Program 2018-2 Trust	2.930%	4/26/27	26,202	26,204
2,5	Springleaf Funding Trust	3.160%	11/15/24	38,148	38,134
2,5	Springleaf Funding Trust 2015-B	3.480%	5/15/28	23,420	23,468
2,5,6	Symphony CLO XIV Ltd.	3.628%	7/14/26	46,405	46,431
2,5,6	Thacher Park CLO Ltd.	3.519%	10/20/26	19,915	19,923
5	Toronto-Dominion Bank	2.500%	1/18/22	76,400	74,718
2	Utility Debt Securitization Authority Series 2013T	3.435%	12/15/25	8,625	8,697
2,5	Vantage Data Centers Issuer, LLC 2018-1A	4.072%	2/16/43	17,701	17,683
2,5,6	Voya CLO 2014-1 Ltd.	3.345%	4/18/31	20,685	20,669
2,5	Westlake Automobile Receivables Trust 2018-1	1.750%	2/15/19	4,481	4,480
2,5	Westlake Automobile Receivables Trust 2018-2	2.500%	5/15/19	29,302	29,303

Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $1,890,784)					1,884,003

4

Vanguard® Wellington Fund
Schedule of Investments
May 31, 2018

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)

Corporate Bonds (20.4%)
Finance (8.2%)
	Banking (6.7%)
5	ABN AMRO Bank NV	2.450%	6/4/20	19,999	19,712
	American Express Credit Corp.	2.125%	7/27/18	49,605	49,587
	American Express Credit Corp.	2.250%	8/15/19	30,200	30,017
	American Express Credit Corp.	2.700%	3/3/22	54,990	53,874
	Banco Santander SA	3.125%	2/23/23	30,600	29,166
	Banco Santander SA	3.848%	4/12/23	23,800	23,394
	Bank of America Corp.	3.300%	1/11/23	7,905	7,835
2	Bank of America Corp.	2.816%	7/21/23	60,525	58,699
	Bank of America Corp.	3.004%	12/20/23	49,160	47,726
	Bank of America Corp.	4.125%	1/22/24	16,100	16,446
	Bank of America Corp.	4.000%	1/22/25	32,900	32,515
	Bank of America Corp.	3.500%	4/19/26	10,000	9,689
2	Bank of America Corp.	3.593%	7/21/28	37,950	36,347
	Bank of America Corp.	3.419%	12/20/28	8,681	8,183
	Bank of America Corp.	5.875%	2/7/42	9,965	11,904
	Bank of America Corp.	5.000%	1/21/44	39,433	42,370
	Bank of Montreal	3.100%	4/13/21	46,200	46,189
	Bank of New York Mellon Corp.	2.150%	2/24/20	61,325	60,643
	Bank of New York Mellon Corp.	2.200%	8/16/23	16,670	15,717
	Bank of New York Mellon Corp.	3.000%	2/24/25	27,990	26,779
	Bank of Nova Scotia	2.050%	10/30/18	64,150	64,030
	Bank of Nova Scotia	2.800%	7/21/21	25,650	25,416
	Barclays Bank plc	5.140%	10/14/20	11,905	12,281
	Barclays plc	3.684%	1/10/23	29,605	29,020
6	Barclays plc	3.710%	5/16/24	36,385	36,306
	BB&T Corp.	5.250%	11/1/19	8,000	8,246
	BB&T Corp.	3.200%	9/3/21	25,900	25,869
	BB&T Corp.	2.750%	4/1/22	61,300	60,083
	BB&T Corp.	3.700%	6/5/25	49,000	48,901
	BNP Paribas SA	2.400%	12/12/18	53,700	53,663
5	BNP Paribas SA	2.950%	5/23/22	22,800	22,133
	BNP Paribas SA	3.250%	3/3/23	12,270	12,126
5	BNP Paribas SA	3.800%	1/10/24	44,775	43,999
5	BNP Paribas SA	3.375%	1/9/25	60,670	57,513
5	BNP Paribas SA	3.500%	11/16/27	82,000	76,324
	BPCE SA	2.500%	12/10/18	18,325	18,323
	BPCE SA	2.500%	7/15/19	53,100	52,852
5	BPCE SA	3.000%	5/22/22	9,490	9,237
5	BPCE SA	5.700%	10/22/23	6,225	6,578
	BPCE SA	4.000%	4/15/24	30,615	30,742
5	BPCE SA	5.150%	7/21/24	43,790	44,851
5	BPCE SA	3.500%	10/23/27	64,230	59,154
	Branch Banking & Trust Co.	2.625%	1/15/22	45,425	44,339
6	Canadian Imperial Bank of Commerce	2.865%	6/16/22	57,780	58,131
	Capital One Bank USA NA	2.150%	11/21/18	45,055	44,983
	Capital One Financial Corp.	2.500%	5/12/20	21,500	21,202
	Capital One Financial Corp.	4.750%	7/15/21	18,835	19,553
	Capital One Financial Corp.	3.750%	4/24/24	55,460	54,809
	Capital One Financial Corp.	3.200%	2/5/25	33,400	31,486
	Capital One Financial Corp.	4.200%	10/29/25	11,740	11,513
	Citibank NA	3.050%	5/1/20	67,400	67,418
	Citigroup Inc.	2.500%	9/26/18	18,000	18,000
	Citigroup Inc.	2.550%	4/8/19	55,000	54,947
	Citigroup Inc.	2.500%	7/29/19	37,530	37,434
	Citigroup Inc.	2.400%	2/18/20	65,200	64,483
	Citigroup Inc.	4.500%	1/14/22	33,920	35,167
	Citigroup Inc.	4.125%	7/25/28	14,550	14,048
2	Citigroup Inc.	3.520%	10/27/28	72,550	67,986
	Citigroup Inc.	6.625%	6/15/32	45,000	53,451
2	Citigroup Inc.	3.878%	1/24/39	37,030	33,925

5

Vanguard® Wellington Fund
Schedule of Investments
May 31, 2018

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Citigroup Inc.	8.125%	7/15/39	4,638	6,649
	Citigroup Inc.	4.750%	5/18/46	15,055	14,631
	Commonwealth Bank of Australia	2.300%	3/12/20	20,290	20,068
	Compass Bank	2.750%	9/29/19	15,105	15,015
	Cooperatieve Rabobank UA	2.250%	1/14/19	55,610	55,507
5	Credit Agricole SA	2.500%	4/15/19	57,830	57,698
5,6	Credit Agricole SA	3.379%	4/24/23	16,500	16,441
5	Credit Agricole SA	3.750%	4/24/23	31,675	31,174
5	Credit Agricole SA	3.250%	10/4/24	24,375	23,008
	Credit Suisse AG	2.300%	5/28/19	109,260	108,739
	Credit Suisse AG	3.000%	10/29/21	18,325	18,151
	Credit Suisse AG	3.625%	9/9/24	4,885	4,843
5	Credit Suisse Group AG	3.574%	1/9/23	20,675	20,351
2,5	Credit Suisse Group AG	3.869%	1/12/29	10,980	10,303
	Credit Suisse Group Funding Guernsey Ltd.	3.800%	9/15/22	55,260	55,454
	Credit Suisse Group Funding Guernsey Ltd.	3.750%	3/26/25	67,850	65,302
	Deutsche Bank AG	2.500%	2/13/19	15,225	15,153
	Deutsche Bank AG	2.700%	7/13/20	24,500	23,887
	Deutsche Bank AG	3.150%	1/22/21	51,485	50,504
	Deutsche Bank AG	4.250%	10/14/21	45,220	44,817
	Fifth Third Bank	2.875%	10/1/21	10,345	10,221
	Goldman Sachs Group Inc.	5.375%	3/15/20	30,790	31,995
	Goldman Sachs Group Inc.	2.600%	4/23/20	25,750	25,510
	Goldman Sachs Group Inc.	6.000%	6/15/20	11,090	11,710
	Goldman Sachs Group Inc.	5.250%	7/27/21	56,720	59,829
	Goldman Sachs Group Inc.	5.750%	1/24/22	40,725	43,773
	Goldman Sachs Group Inc.	3.000%	4/26/22	30,275	29,716
2	Goldman Sachs Group Inc.	2.876%	10/31/22	64,880	63,291
	Goldman Sachs Group Inc.	3.625%	1/22/23	35,320	35,254
	Goldman Sachs Group Inc.	3.500%	1/23/25	17,545	16,918
2	Goldman Sachs Group Inc.	3.272%	9/29/25	46,260	44,050
	Goldman Sachs Group Inc.	3.850%	1/26/27	17,980	17,374
2	Goldman Sachs Group Inc.	3.691%	6/5/28	15,055	14,276
2	Goldman Sachs Group Inc.	3.814%	4/23/29	45,870	43,713
2	Goldman Sachs Group Inc.	4.223%	5/1/29	67,740	66,712
	Goldman Sachs Group Inc.	6.750%	10/1/37	43,995	52,745
	Goldman Sachs Group Inc.	6.250%	2/1/41	35,320	42,034
	Goldman Sachs Group Inc.	4.800%	7/8/44	30,675	31,006
	Goldman Sachs Group Inc.	4.750%	10/21/45	12,715	12,794
5	HSBC Bank plc	4.125%	8/12/20	15,000	15,326
5	HSBC Bank plc	4.750%	1/19/21	62,040	64,350
	HSBC Holdings plc	3.400%	3/8/21	33,270	33,306
	HSBC Holdings plc	4.000%	3/30/22	72,455	73,609
	HSBC Holdings plc	3.600%	5/25/23	60,200	59,876
6	HSBC Holdings plc	3.326%	5/18/24	26,340	26,239
	HSBC Holdings plc	3.900%	5/25/26	12,085	11,823
2	HSBC Holdings plc	4.041%	3/13/28	21,805	21,329
	HSBC Holdings plc	6.500%	5/2/36	25,000	29,671
	HSBC Holdings plc	6.100%	1/14/42	40,665	50,009
	HSBC Holdings plc	5.250%	3/14/44	13,210	13,649
	HSBC USA Inc.	2.625%	9/24/18	20,000	20,011
	HSBC USA Inc.	2.350%	3/5/20	105,645	104,364
	HSBC USA Inc.	3.500%	6/23/24	28,025	27,532
	Huntington National Bank	2.200%	4/1/19	22,280	22,215
	Huntington National Bank	2.400%	4/1/20	44,990	44,501
	ING Groep NV	3.150%	3/29/22	12,955	12,730
	ING Groep NV	3.950%	3/29/27	32,965	32,306
	JPMorgan Chase & Co.	6.300%	4/23/19	10,340	10,666
	JPMorgan Chase & Co.	4.950%	3/25/20	55,000	56,945
	JPMorgan Chase & Co.	4.350%	8/15/21	41,386	42,709
	JPMorgan Chase & Co.	4.500%	1/24/22	44,780	46,500
	JPMorgan Chase & Co.	3.250%	9/23/22	18,645	18,483
	JPMorgan Chase & Co.	3.375%	5/1/23	27,610	27,103
	JPMorgan Chase & Co.	3.875%	2/1/24	39,000	39,487

6

Vanguard® Wellington Fund
Schedule of Investments
May 31, 2018

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	JPMorgan Chase & Co.	3.900%	7/15/25	13,870	13,833
	JPMorgan Chase & Co.	4.125%	12/15/26	29,835	29,669
	JPMorgan Chase & Co.	4.250%	10/1/27	13,420	13,365
	JPMorgan Chase & Co.	5.600%	7/15/41	96,000	110,518
	JPMorgan Chase & Co.	5.400%	1/6/42	18,035	20,388
	JPMorgan Chase & Co.	5.625%	8/16/43	16,100	18,012
	JPMorgan Chase & Co.	4.950%	6/1/45	15,000	15,392
2	JPMorgan Chase & Co.	3.964%	11/15/48	159,600	147,017
5	Macquarie Bank Ltd.	2.400%	1/21/20	12,610	12,449
2,5	Macquarie Group Ltd.	4.150%	3/27/24	49,500	49,314
	Manufacturers & Traders Trust Co.	2.100%	2/6/20	17,870	17,614
	Manufacturers & Traders Trust Co.	2.900%	2/6/25	24,685	23,748
	Morgan Stanley	2.500%	1/24/19	100,000	99,888
	Morgan Stanley	5.625%	9/23/19	24,355	25,201
	Morgan Stanley	5.750%	1/25/21	79,825	84,819
	Morgan Stanley	2.500%	4/21/21	21,815	21,334
	Morgan Stanley	2.625%	11/17/21	30,000	29,241
	Morgan Stanley	2.750%	5/19/22	63,420	61,703
	Morgan Stanley	3.875%	4/29/24	97,010	97,909
	Morgan Stanley	3.700%	10/23/24	29,050	28,856
	Morgan Stanley	4.000%	7/23/25	29,455	29,557
	Morgan Stanley	3.125%	7/27/26	11,435	10,682
	Morgan Stanley	6.250%	8/9/26	20,000	22,778
	Morgan Stanley	3.625%	1/20/27	64,000	61,748
2	Morgan Stanley	3.772%	1/24/29	56,905	54,712
	Morgan Stanley	4.300%	1/27/45	18,360	17,636
	National City Corp.	6.875%	5/15/19	13,950	14,475
5	NBK SPC Ltd.	2.750%	5/30/22	56,530	53,769
	Northern Trust Corp.	3.450%	11/4/20	9,000	9,103
	PNC Bank NA	3.300%	10/30/24	18,195	17,921
	PNC Bank NA	4.200%	11/1/25	16,650	17,026
	PNC Bank NA	3.100%	10/25/27	41,975	39,693
	PNC Bank NA	3.250%	1/22/28	60,465	57,786
	PNC Financial Services Group Inc.	3.900%	4/29/24	41,565	41,612
	Royal Bank of Canada	2.750%	2/1/22	43,960	43,178
	Santander Holdings USA Inc.	2.700%	5/24/19	16,310	16,228
	Santander Holdings USA Inc.	2.650%	4/17/20	23,185	23,052
	Santander Holdings USA Inc.	3.700%	3/28/22	33,065	32,670
	Santander Holdings USA Inc.	3.400%	1/18/23	20,375	19,746
5	Skandinaviska Enskilda Banken AB	2.450%	5/27/20	61,300	60,474
5	Societe Generale SA	3.250%	1/12/22	54,445	53,462
2	State Street Corp.	2.653%	5/15/23	30,770	29,929
	SunTrust Bank	3.300%	5/15/26	12,895	12,232
	Synchrony Bank	3.650%	5/24/21	46,195	46,275
	Synchrony Financial	2.600%	1/15/19	20,920	20,886
	Synchrony Financial	3.000%	8/15/19	10,990	10,983
	Synchrony Financial	2.700%	2/3/20	15,605	15,499
	Toronto-Dominion Bank	2.500%	12/14/20	49,340	48,652
5	UBS AG	2.200%	6/8/20	53,390	52,422
5	UBS Group Funding Jersey Ltd.	2.950%	9/24/20	44,570	44,267
5	UBS Group Funding Jersey Ltd.	3.000%	4/15/21	5,130	5,058
	US Bancorp	2.625%	1/24/22	46,910	46,060
	US Bancorp	3.700%	1/30/24	52,500	53,307
	Wells Fargo & Co.	2.150%	1/15/19	91,150	90,898
	Wells Fargo & Co.	2.150%	1/30/20	46,155	45,522
	Wells Fargo & Co.	3.000%	1/22/21	26,735	26,636
	Wells Fargo & Co.	3.500%	3/8/22	64,245	64,179
	Wells Fargo & Co.	3.069%	1/24/23	12,990	12,636
	Wells Fargo & Co.	3.450%	2/13/23	48,895	47,941
	Wells Fargo & Co.	4.480%	1/16/24	46,156	47,240
	Wells Fargo & Co.	3.550%	9/29/25	32,170	31,172
	Wells Fargo & Co.	3.000%	4/22/26	39,405	36,754
	Wells Fargo & Co.	5.606%	1/15/44	68,281	74,775
	Wells Fargo & Co.	4.650%	11/4/44	10,315	9,910

7

Vanguard® Wellington Fund
Schedule of Investments
May 31, 2018

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Wells Fargo & Co.	4.900%	11/17/45	19,160	19,227
	Wells Fargo & Co.	4.400%	6/14/46	38,300	35,637
	Wells Fargo & Co.	4.750%	12/7/46	23,150	22,771
	Westpac Banking Corp.	2.300%	5/26/20	22,554	22,284
	Brokerage (0.0%)
	Ameriprise Financial Inc.	5.300%	3/15/20	11,590	11,996
	Charles Schwab Corp.	3.200%	3/2/27	19,665	18,991
	Finance Companies (0.2%)
	GE Capital International Funding Co. Unlimited Co.	4.418%	11/15/35	168,370	161,009

	Insurance (1.2%)
	ACE Capital Trust II	9.700%	4/1/30	20,000	28,600
	Aetna Inc.	2.800%	6/15/23	25,660	24,529
	Anthem Inc.	2.300%	7/15/18	15,110	15,118
	Anthem Inc.	3.700%	8/15/21	10,000	10,087
	Anthem Inc.	3.125%	5/15/22	53,740	53,003
	Anthem Inc.	3.300%	1/15/23	42,468	41,771
	Anthem Inc.	4.101%	3/1/28	40,910	40,302
	Anthem Inc.	4.650%	8/15/44	13,445	13,109
	Anthem Inc.	4.375%	12/1/47	9,745	9,112
	Chubb Corp.	6.000%	5/11/37	50,000	61,820
	Chubb INA Holdings Inc.	2.300%	11/3/20	6,330	6,226
	Chubb INA Holdings Inc.	3.350%	5/15/24	22,345	22,080
	Chubb INA Holdings Inc.	4.350%	11/3/45	29,835	30,696
	Cigna Corp.	3.250%	4/15/25	31,655	29,925
	CNA Financial Corp.	3.950%	5/15/24	5,410	5,405
5	Farmers Exchange Capital	7.050%	7/15/28	25,000	29,835
5	Five Corners Funding Trust	4.419%	11/15/23	5,935	6,120
5	Jackson National Life Global Funding	3.250%	1/30/24	24,070	23,582
5	Jackson National Life Insurance Co.	8.150%	3/15/27	18,890	23,636
5	Liberty Mutual Group Inc.	4.250%	6/15/23	14,330	14,557
5	Liberty Mutual Insurance Co.	7.875%	10/15/26	31,210	38,820
5	MassMutual Global Funding II	2.100%	8/2/18	46,890	46,899
5	MassMutual Global Funding II	2.350%	4/9/19	28,000	27,928
	MetLife Inc.	3.600%	4/10/24	35,035	34,973
	MetLife Inc.	4.125%	8/13/42	5,565	5,314
	MetLife Inc.	4.875%	11/13/43	20,820	22,290
5	Metropolitan Life Global Funding I	1.875%	6/22/18	12,690	12,687
5	Metropolitan Life Global Funding I	2.650%	4/8/22	13,770	13,439
5	Metropolitan Life Global Funding I	3.450%	12/18/26	23,660	23,022
5	Metropolitan Life Global Funding I	3.000%	9/19/27	21,455	20,004
5	New York Life Global Funding	2.900%	1/17/24	29,050	28,198
5	New York Life Insurance Co.	5.875%	5/15/33	55,395	66,714
5	Northwestern Mutual Life Insurance Co.	3.850%	9/30/47	24,134	22,264
	Prudential Financial Inc.	2.300%	8/15/18	24,545	24,530
	Prudential Financial Inc.	4.500%	11/15/20	24,365	25,246
5	Teachers Insurance & Annuity Assn. of America	4.900%	9/15/44	24,830	26,790
5	Teachers Insurance & Annuity Assn. of America	4.270%	5/15/47	42,390	41,287
	Torchmark Corp.	7.875%	5/15/23	45,000	52,362
	UnitedHealth Group Inc.	3.875%	10/15/20	27,960	28,517
	UnitedHealth Group Inc.	2.875%	3/15/22	4,696	4,642
	UnitedHealth Group Inc.	2.875%	3/15/23	16,000	15,674
	UnitedHealth Group Inc.	3.100%	3/15/26	15,350	14,698
	UnitedHealth Group Inc.	4.625%	7/15/35	23,710	25,198
	UnitedHealth Group Inc.	4.250%	3/15/43	67,400	67,596
	UnitedHealth Group Inc.	4.750%	7/15/45	30,995	33,368
	UnitedHealth Group Inc.	4.200%	1/15/47	8,620	8,591
	Other Finance (0.0%)
5	LeasePlan Corp. NV	2.875%	1/22/19	24,670	24,632

	Real Estate Investment Trusts (0.1%)
	AvalonBay Communities Inc.	3.625%	10/1/20	20,780	20,935

8

Vanguard® Wellington Fund
Schedule of Investments
May 31, 2018

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Boston Properties LP	3.125%	9/1/23	13,275	12,927
	Boston Properties LP	3.800%	2/1/24	1,750	1,747
	Realty Income Corp.	4.650%	8/1/23	25,010	25,973
	Simon Property Group LP	3.750%	2/1/24	3,265	3,273
	Simon Property Group LP	3.375%	10/1/24	10,055	9,839
5	WEA Finance LLC / Westfield UK & Europe Finance plc	2.700%	9/17/19	22,360	22,226
					8,497,511
Industrial (10.0%)
	Basic Industry (0.0%)
	International Paper Co.	4.350%	8/15/48	27,425	24,905
2	Rohm and Haas Holdings Ltd.	9.800%	4/15/20	1,500	1,593
	Capital Goods (0.7%)
5	BAE Systems Holdings Inc.	2.850%	12/15/20	6,060	5,973
5	BAE Systems Holdings Inc.	3.850%	12/15/25	11,010	10,925
	Boeing Co.	8.625%	11/15/31	9,460	13,810
	Boeing Co.	5.875%	2/15/40	4,825	6,104
	Caterpillar Financial Services Corp.	2.625%	3/1/23	53,000	51,418
	Caterpillar Inc.	3.900%	5/27/21	46,914	48,248
	Caterpillar Inc.	2.600%	6/26/22	11,345	11,062
	Caterpillar Inc.	3.400%	5/15/24	14,200	14,215
	Deere & Co.	7.125%	3/3/31	17,500	22,789
	General Dynamics Corp.	2.875%	5/11/20	54,380	54,346
	General Dynamics Corp.	3.875%	7/15/21	14,925	15,226
	General Electric Co.	2.700%	10/9/22	9,965	9,662
	General Electric Co.	3.100%	1/9/23	8,635	8,493
	Honeywell International Inc.	4.250%	3/1/21	40,681	42,161
	Illinois Tool Works Inc.	3.500%	3/1/24	52,955	53,560
	John Deere Capital Corp.	2.250%	4/17/19	28,125	28,063
	John Deere Capital Corp.	1.700%	1/15/20	21,935	21,524
	John Deere Capital Corp.	3.450%	3/13/25	43,145	43,096
	Lockheed Martin Corp.	2.900%	3/1/25	10,450	9,965
	Lockheed Martin Corp.	4.500%	5/15/36	8,015	8,388
	Lockheed Martin Corp.	4.700%	5/15/46	14,370	15,274
	Lockheed Martin Corp.	4.090%	9/15/52	5,500	5,227
	Parker-Hannifin Corp.	4.450%	11/21/44	17,735	18,613
5	Siemens Financieringsmaatschappij NV	2.900%	5/27/22	39,625	39,024
5	Siemens Financieringsmaatschappij NV	3.125%	3/16/24	61,400	60,619
5	Siemens Financieringsmaatschappij NV	4.400%	5/27/45	34,365	36,280
	United Technologies Corp.	3.100%	6/1/22	7,010	6,922
	United Technologies Corp.	6.050%	6/1/36	20,325	23,631
	United Technologies Corp.	6.125%	7/15/38	37,300	44,217
	Communication (1.4%)
	21st Century Fox America Inc.	3.000%	9/15/22	11,891	11,647
	America Movil SAB de CV	3.125%	7/16/22	84,600	83,266
	America Movil SAB de CV	6.125%	3/30/40	7,380	8,728
	American Tower Corp.	3.450%	9/15/21	30,665	30,657
	American Tower Corp.	5.000%	2/15/24	7,655	8,006
	American Tower Corp.	4.400%	2/15/26	7,315	7,291
	AT&T Inc.	5.200%	3/15/20	10,120	10,500
	AT&T Inc.	2.450%	6/30/20	12,000	11,850
	AT&T Inc.	4.600%	2/15/21	5,000	5,156
	AT&T Inc.	4.450%	5/15/21	10,000	10,298
	AT&T Inc.	4.500%	3/9/48	24,959	22,071
	CBS Corp.	4.300%	2/15/21	27,830	28,349
	Comcast Corp.	3.000%	2/1/24	25,345	24,421
	Comcast Corp.	3.600%	3/1/24	50,730	50,227
	Comcast Corp.	3.375%	2/15/25	2,540	2,462
	Comcast Corp.	2.350%	1/15/27	19,620	17,145
	Comcast Corp.	4.250%	1/15/33	42,890	41,915
	Comcast Corp.	4.200%	8/15/34	26,890	25,883
	Comcast Corp.	5.650%	6/15/35	4,725	5,290
	Comcast Corp.	4.400%	8/15/35	32,325	31,500
	Comcast Corp.	6.500%	11/15/35	4,720	5,701

9

Vanguard® Wellington Fund
Schedule of Investments
May 31, 2018

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Comcast Corp.	6.400%	5/15/38	968	1,181
	Comcast Corp.	4.650%	7/15/42	47,970	46,837
	Comcast Corp.	4.500%	1/15/43	22,000	20,935
	Comcast Corp.	4.750%	3/1/44	34,643	34,193
	Comcast Corp.	4.600%	8/15/45	43,296	41,615
	Comcast Corp.	3.969%	11/1/47	8,452	7,462
	Comcast Corp.	4.000%	3/1/48	12,180	10,788
	Comcast Corp.	3.999%	11/1/49	23,162	20,343
	Comcast Corp.	4.049%	11/1/52	2,670	2,335
5	Cox Communications Inc.	4.800%	2/1/35	30,000	28,420
5	Cox Communications Inc.	6.450%	12/1/36	5,850	6,631
5	Cox Communications Inc.	4.600%	8/15/47	4,435	4,152
	Crown Castle International Corp.	3.650%	9/1/27	10,215	9,599
	Crown Castle International Corp.	3.800%	2/15/28	8,435	8,004
	Discovery Communications LLC	5.625%	8/15/19	6,511	6,714
5	GTP Acquisition Partners I LLC	2.350%	6/15/20	22,530	22,145
5	NBCUniversal Enterprise Inc.	1.974%	4/15/19	100,115	99,406
	NBCUniversal Media LLC	4.375%	4/1/21	23,900	24,640
	NBCUniversal Media LLC	2.875%	1/15/23	9,760	9,494
	NBCUniversal Media LLC	4.450%	1/15/43	10,370	9,909
	Orange SA	4.125%	9/14/21	60,990	62,750
	Orange SA	9.000%	3/1/31	20,280	28,801
5	SK Telecom Co. Ltd.	3.750%	4/16/23	11,995	11,918
5	Sky plc	2.625%	9/16/19	38,021	37,783
5	Sky plc	3.750%	9/16/24	45,046	45,187
2,5	Sprint Spectrum Co LLC / Sprint Spectrum Co II LLC /
	Sprint Spectrum Co III LLC	4.738%	3/20/25	46,090	45,804
	Time Warner Cable LLC	8.750%	2/14/19	1,120	1,163
	Time Warner Cable LLC	8.250%	4/1/19	14,433	15,063
	Time Warner Entertainment Co. LP	8.375%	3/15/23	3,925	4,611
	Time Warner Inc.	4.875%	3/15/20	14,000	14,457
	Time Warner Inc.	4.750%	3/29/21	8,000	8,307
	Time Warner Inc.	3.600%	7/15/25	22,350	21,514
	Verizon Communications Inc.	3.500%	11/1/21	5,495	5,531
	Verizon Communications Inc.	4.812%	3/15/39	85,963	83,770
	Verizon Communications Inc.	4.750%	11/1/41	11,880	11,456
	Verizon Communications Inc.	4.862%	8/21/46	36,117	34,834
	Verizon Communications Inc.	5.012%	4/15/49	21,754	21,323
	Vodafone Group plc	3.750%	1/16/24	43,335	43,095
	Vodafone Group plc	5.000%	5/30/38	1,895	1,890
	Vodafone Group plc	5.250%	5/30/48	28,420	28,763
	Walt Disney Co.	4.125%	6/1/44	23,115	22,848
	Consumer Cyclical (1.1%)
	Alibaba Group Holding Ltd.	2.500%	11/28/19	12,965	12,836
	Alibaba Group Holding Ltd.	3.125%	11/28/21	2,515	2,496
	Alibaba Group Holding Ltd.	3.600%	11/28/24	39,860	39,361
	Alibaba Group Holding Ltd.	3.400%	12/6/27	59,970	56,633
	Amazon.com Inc.	2.500%	11/29/22	34,760	33,936
5	Amazon.com Inc.	2.800%	8/22/24	26,480	25,625
	Amazon.com Inc.	4.800%	12/5/34	37,370	41,530
	Amazon.com Inc.	4.950%	12/5/44	22,605	25,573
5	Amazon.com Inc.	4.250%	8/22/57	51,360	51,159
	American Honda Finance Corp.	2.125%	10/10/18	45,655	45,606
	AutoZone Inc.	3.700%	4/15/22	46,136	46,466
	AutoZone Inc.	3.125%	7/15/23	33,000	32,198
5	BMW US Capital LLC	2.000%	4/11/21	21,300	20,628
5	BMW US Capital LLC	2.800%	4/11/26	5,805	5,413
5	Daimler Finance North America LLC	2.375%	8/1/18	35,000	34,990
5	Daimler Finance North America LLC	2.250%	7/31/19	73,100	72,577
5	Daimler Finance North America LLC	2.200%	5/5/20	16,565	16,288
5	Daimler Finance North America LLC	2.450%	5/18/20	8,340	8,243
5	Daimler Finance North America LLC	2.300%	2/12/21	34,470	33,635
5	Daimler Finance North America LLC	3.875%	9/15/21	3,961	4,025

10

Vanguard® Wellington Fund
Schedule of Investments
May 31, 2018

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
5	Daimler Finance North America LLC	3.250%	8/1/24	5,870	5,745
	Ford Motor Credit Co. LLC	2.375%	3/12/19	45,000	44,859
	Ford Motor Credit Co. LLC	3.157%	8/4/20	26,655	26,551
	General Motors Financial Co. Inc.	3.550%	4/9/21	16,395	16,400
	General Motors Financial Co. Inc.	3.950%	4/13/24	57,810	57,069
	Home Depot Inc.	2.250%	9/10/18	39,555	39,543
	Home Depot Inc.	2.700%	4/1/23	31,170	30,629
	Home Depot Inc.	4.400%	3/15/45	28,655	30,004
5	Hyundai Capital America	2.550%	4/3/20	28,910	28,449
	Lowe's Cos. Inc.	3.100%	5/3/27	68,700	65,477
	Lowe's Cos. Inc.	6.500%	3/15/29	13,301	16,198
	McDonald's Corp.	2.625%	1/15/22	7,805	7,687
	McDonald's Corp.	3.250%	6/10/24	5,460	5,404
	McDonald's Corp.	4.875%	12/9/45	9,940	10,557
5	Nissan Motor Acceptance Corp.	2.650%	9/26/18	24,990	25,015
5	Volkswagen Group of America Finance LLC	2.450%	11/20/19	16,935	16,797
	Walmart Inc.	2.550%	4/11/23	38,325	37,382
	Walmart Inc.	3.625%	12/15/47	14,215	13,484
	Consumer Noncyclical (3.4%)
	Allergan Funding SCS	3.000%	3/12/20	42,408	42,188
	Allergan Funding SCS	3.450%	3/15/22	18,695	18,395
	Allergan Funding SCS	3.800%	3/15/25	35,925	34,894
	Allergan Funding SCS	4.550%	3/15/35	10,240	9,787
	Allergan Funding SCS	4.850%	6/15/44	18,000	17,291
	Allergan Funding SCS	4.750%	3/15/45	20,800	19,776
	Altria Group Inc.	4.750%	5/5/21	23,376	24,433
	Altria Group Inc.	2.850%	8/9/22	18,810	18,410
	Altria Group Inc.	4.500%	5/2/43	10,705	10,376
	AmerisourceBergen Corp.	3.500%	11/15/21	12,320	12,369
	Amgen Inc.	3.875%	11/15/21	13,315	13,581
	Amgen Inc.	5.150%	11/15/41	36,380	39,034
	Amgen Inc.	4.663%	6/15/51	9,600	9,572
	Anheuser-Busch Cos. LLC	6.500%	1/1/28	19,550	22,807
	Anheuser-Busch InBev Finance Inc.	3.300%	2/1/23	75,400	75,013
	Anheuser-Busch InBev Finance Inc.	3.650%	2/1/26	68,045	66,779
	Anheuser-Busch InBev Finance Inc.	4.700%	2/1/36	133,300	136,675
	Anheuser-Busch InBev Finance Inc.	4.900%	2/1/46	99,460	103,138
	Anheuser-Busch InBev Worldwide Inc.	3.750%	1/15/22	2,390	2,432
	Anheuser-Busch InBev Worldwide Inc.	2.500%	7/15/22	117,831	113,968
	Anheuser-Busch InBev Worldwide Inc.	4.375%	4/15/38	22,845	22,559
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	4,100	4,311
	Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	19,610	17,405
	Anheuser-Busch InBev Worldwide Inc.	4.600%	4/15/48	14,225	14,177
2	Ascension Health	4.847%	11/15/53	44,750	49,309
	AstraZeneca plc	1.950%	9/18/19	12,065	11,924
	AstraZeneca plc	2.375%	11/16/20	44,480	43,748
	AstraZeneca plc	6.450%	9/15/37	23,385	29,612
5	BAT Capital Corp.	3.557%	8/15/27	63,450	59,602
5	BAT International Finance plc	2.750%	6/15/20	21,250	20,994
5	BAT International Finance plc	3.250%	6/7/22	58,280	57,440
5	BAT International Finance plc	3.500%	6/15/22	8,980	8,930
5	Bayer US Finance LLC	2.375%	10/8/19	7,510	7,442
5	Bayer US Finance LLC	3.000%	10/8/21	46,850	46,206
	Biogen Inc.	2.900%	9/15/20	21,115	21,009
	Cardinal Health Inc.	2.400%	11/15/19	27,350	27,093
	Cardinal Health Inc.	3.200%	3/15/23	13,035	12,690
	Cardinal Health Inc.	3.079%	6/15/24	12,670	12,005
	Cardinal Health Inc.	3.500%	11/15/24	24,705	23,832
	Cardinal Health Inc.	4.500%	11/15/44	28,805	26,623
5	Cargill Inc.	4.307%	5/14/21	60,532	62,542
5	Cargill Inc.	6.875%	5/1/28	19,355	23,633
5	Cargill Inc.	4.760%	11/23/45	28,190	30,409
	Catholic Health Initiatives Colorado GO	2.600%	8/1/18	9,745	9,749

11

Vanguard® Wellington Fund
Schedule of Investments
May 31, 2018

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Catholic Health Initiatives Colorado GO	2.950%	11/1/22	18,735	18,198
	Catholic Health Initiatives Colorado GO	4.200%	8/1/23	9,885	10,045
2	Catholic Health Initiatives Colorado GO	4.350%	11/1/42	22,115	20,664
	Celgene Corp.	2.250%	5/15/19	6,565	6,530
	Celgene Corp.	3.250%	8/15/22	16,250	15,962
	Celgene Corp.	3.550%	8/15/22	18,400	18,307
	Coca-Cola Co.	3.500%	9/15/20	9,900	9,952
	Coca-Cola Co.	3.300%	9/1/21	10,075	10,209
	Coca-Cola Co.	4.500%	9/1/21	8,430	8,681
	Coca-Cola Femsa SAB de CV	2.375%	11/26/18	13,596	13,577
	Coca-Cola Femsa SAB de CV	3.875%	11/26/23	34,200	34,327
	Colgate-Palmolive Co.	7.600%	5/19/25	13,920	17,464
	Constellation Brands Inc.	2.700%	5/9/22	2,385	2,320
	CVS Health Corp.	2.750%	12/1/22	40,255	38,719
	CVS Health Corp.	4.875%	7/20/35	6,900	6,977
	CVS Health Corp.	5.125%	7/20/45	51,200	52,621
	CVS Health Corp.	5.050%	3/25/48	22,120	22,568
	Diageo Capital plc	2.625%	4/29/23	48,310	46,845
	Diageo Investment Corp.	2.875%	5/11/22	26,991	26,640
	Dignity Health California GO	2.637%	11/1/19	5,595	5,558
	Dignity Health California GO	3.812%	11/1/24	20,780	20,573
	Eli Lilly & Co.	3.700%	3/1/45	24,450	23,444
5	EMD Finance LLC	2.950%	3/19/22	23,660	23,267
5	Forest Laboratories Inc.	4.875%	2/15/21	4,184	4,310
	Gilead Sciences Inc.	2.550%	9/1/20	26,330	26,098
	Gilead Sciences Inc.	3.700%	4/1/24	26,895	27,049
	Gilead Sciences Inc.	3.500%	2/1/25	22,335	22,082
	Gilead Sciences Inc.	4.500%	2/1/45	32,375	32,422
	Gilead Sciences Inc.	4.750%	3/1/46	7,340	7,593
	GlaxoSmithKline Capital Inc.	2.800%	3/18/23	31,740	31,015
	GlaxoSmithKline Capital Inc.	5.375%	4/15/34	45,000	51,243
	GlaxoSmithKline Capital plc	2.850%	5/8/22	28,930	28,517
5	Imperial Tobacco Finance plc	3.750%	7/21/22	34,745	34,508
5	Japan Tobacco Inc.	2.100%	7/23/18	22,200	22,190
	Kaiser Foundation Hospitals	3.500%	4/1/22	20,786	20,904
	Kaiser Foundation Hospitals	3.150%	5/1/27	17,935	17,175
	Kaiser Foundation Hospitals	4.875%	4/1/42	14,250	15,802
	Kraft Heinz Foods Co.	3.000%	6/1/26	19,550	17,805
	Kraft Heinz Foods Co.	5.000%	7/15/35	8,940	8,898
	Kraft Heinz Foods Co.	4.375%	6/1/46	61,615	54,574
	Kroger Co.	4.450%	2/1/47	6,450	5,891
	McKesson Corp.	2.700%	12/15/22	7,710	7,391
	McKesson Corp.	2.850%	3/15/23	7,620	7,326
	Medtronic Inc.	2.500%	3/15/20	34,350	34,161
	Medtronic Inc.	3.150%	3/15/22	72,005	71,928
	Medtronic Inc.	3.625%	3/15/24	10,350	10,390
	Medtronic Inc.	3.500%	3/15/25	76,150	75,906
	Medtronic Inc.	4.375%	3/15/35	9,889	10,338
	Memorial Sloan-Kettering Cancer Center New York GO	4.125%	7/1/52	12,320	12,218
	Memorial Sloan-Kettering Cancer Center New York GO	4.200%	7/1/55	15,150	15,656
	Merck & Co. Inc.	2.350%	2/10/22	30,760	30,025
	Merck & Co. Inc.	2.800%	5/18/23	54,775	53,804
	Merck & Co. Inc.	2.750%	2/10/25	47,090	45,264
	Merck & Co. Inc.	4.150%	5/18/43	22,090	22,608
	Molson Coors Brewing Co.	3.500%	5/1/22	16,525	16,483
	Molson Coors Brewing Co.	5.000%	5/1/42	6,465	6,473
	Mylan NV	3.950%	6/15/26	32,620	31,076
	New York & Presbyterian Hospital	4.024%	8/1/45	28,410	27,964
	Novartis Capital Corp.	3.400%	5/6/24	16,695	16,701
	Novartis Capital Corp.	4.400%	5/6/44	25,896	27,950
	Orlando Health Obligated Group	4.089%	10/1/48	3,045	2,997
	Partners Healthcare System Massachusetts GO	3.443%	7/1/21	1,950	1,966
	PepsiCo Inc.	2.750%	3/1/23	29,800	29,240
	PepsiCo Inc.	4.000%	3/5/42	51,391	50,996

12

Vanguard® Wellington Fund
Schedule of Investments
May 31, 2018

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Pfizer Inc.	3.000%	6/15/23	47,025	46,700
	Philip Morris International Inc.	4.500%	3/26/20	8,250	8,475
	Philip Morris International Inc.	4.125%	5/17/21	43,025	44,141
	Philip Morris International Inc.	2.500%	8/22/22	21,645	20,877
	Philip Morris International Inc.	2.625%	3/6/23	46,850	45,128
	Philip Morris International Inc.	3.375%	8/11/25	14,440	14,063
	Philip Morris International Inc.	4.875%	11/15/43	6,185	6,440
2	Procter & Gamble - Esop	9.360%	1/1/21	19,917	21,535
2	Providence St. Joseph Health Obligated Group	3.930%	10/1/48	11,805	11,423
5	Roche Holdings Inc.	2.875%	9/29/21	33,000	32,842
	Sanofi	4.000%	3/29/21	44,090	45,420
5	Sigma Alimentos SA de CV	4.125%	5/2/26	17,400	16,126
	SSM Health Care Corp.	3.823%	6/1/27	34,910	34,738
	Stanford Health Care	3.795%	11/15/48	12,975	12,398
	Teva Pharmaceutical Finance Netherlands III BV	2.800%	7/21/23	37,215	31,814
	The Kroger Co.	3.850%	8/1/23	10,770	10,855
	The Kroger Co.	4.000%	2/1/24	22,290	22,413
	The Pepsi Bottling Group Inc.	7.000%	3/1/29	10,000	12,838
	Unilever Capital Corp.	4.250%	2/10/21	95,235	98,208
	Wyeth LLC	5.950%	4/1/37	25,000	31,136
	Zeneca Wilmington Inc.	7.000%	11/15/23	29,000	33,994
	Energy (1.3%)
5	BG Energy Capital plc	4.000%	10/15/21	5,000	5,104
	BP Capital Markets plc	4.750%	3/10/19	27,215	27,650
	BP Capital Markets plc	2.315%	2/13/20	5,855	5,804
	BP Capital Markets plc	4.500%	10/1/20	16,000	16,561
	BP Capital Markets plc	3.062%	3/17/22	43,130	42,965
	BP Capital Markets plc	3.245%	5/6/22	35,000	34,994
	BP Capital Markets plc	2.500%	11/6/22	22,000	21,281
	BP Capital Markets plc	3.994%	9/26/23	16,185	16,638
	BP Capital Markets plc	3.814%	2/10/24	38,938	39,495
	BP Capital Markets plc	3.506%	3/17/25	50,285	50,051
	Chevron Corp.	3.191%	6/24/23	49,470	49,107
	ConocoPhillips Co.	3.350%	11/15/24	8,470	8,439
	ConocoPhillips Co.	3.350%	5/15/25	9,440	9,300
	ConocoPhillips Co.	4.950%	3/15/26	4,385	4,721
	ConocoPhillips Co.	4.300%	11/15/44	51,780	53,051
	Devon Energy Corp.	3.250%	5/15/22	18,600	18,362
	Dominion Energy Gas Holdings LLC	3.550%	11/1/23	21,445	21,351
	Dominion Energy Gas Holdings LLC	4.800%	11/1/43	4,185	4,374
	Dominion Energy Gas Holdings LLC	4.600%	12/15/44	7,008	7,040
	Enterprise Products Operating LLC	4.250%	2/15/48	36,320	34,224
	EOG Resources Inc.	5.625%	6/1/19	23,100	23,702
	Exxon Mobil Corp.	2.222%	3/1/21	14,165	13,950
	Exxon Mobil Corp.	2.726%	3/1/23	11,910	11,666
	Exxon Mobil Corp.	3.043%	3/1/26	8,115	7,860
	Exxon Mobil Corp.	4.114%	3/1/46	12,060	12,310
	Halliburton Co.	3.500%	8/1/23	78,795	78,647
	Noble Energy Inc.	4.150%	12/15/21	15,961	16,276
	Occidental Petroleum Corp.	4.100%	2/1/21	39,240	40,276
	Occidental Petroleum Corp.	2.700%	2/15/23	10,750	10,462
	Occidental Petroleum Corp.	3.400%	4/15/26	28,910	28,239
	Plains All American Pipeline LP / PAA Finance Corp.	3.850%	10/15/23	36,775	36,023
5	Schlumberger Holdings Corp.	3.000%	12/21/20	30,755	30,641
5	Schlumberger Investment SA	2.400%	8/1/22	23,925	23,045
	Schlumberger Investment SA	3.650%	12/1/23	44,520	45,045
	Shell International Finance BV	4.375%	3/25/20	28,875	29,667
	Shell International Finance BV	3.250%	5/11/25	11,051	10,840
	Shell International Finance BV	4.125%	5/11/35	43,465	44,084
	Shell International Finance BV	5.500%	3/25/40	12,990	15,286
	Shell International Finance BV	4.375%	5/11/45	96,700	99,915
	Suncor Energy Inc.	5.950%	12/1/34	20,700	24,682
	Sunoco Logistics Partners Operations LP	4.400%	4/1/21	30,900	31,469

13

Vanguard® Wellington Fund
Schedule of Investments
May 31, 2018

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Total Capital International SA	2.700%	1/25/23	36,510	35,507
	Total Capital International SA	3.750%	4/10/24	41,500	42,124
	Total Capital SA	2.125%	8/10/18	42,000	41,983
	TransCanada PipeLines Ltd.	3.800%	10/1/20	47,125	47,829
	TransCanada PipeLines Ltd.	4.875%	1/15/26	47,256	49,682
	Other Industrial (0.0%)
2	Johns Hopkins University Maryland GO	4.083%	7/1/53	26,970	26,933
	Technology (1.6%)
	Apple Inc.	2.850%	5/6/21	44,000	44,064
	Apple Inc.	3.000%	2/9/24	22,535	22,141
	Apple Inc.	3.450%	5/6/24	39,950	40,185
	Apple Inc.	2.850%	5/11/24	44,990	43,789
	Apple Inc.	2.750%	1/13/25	21,495	20,620
	Apple Inc.	3.250%	2/23/26	37,631	36,965
	Apple Inc.	2.450%	8/4/26	43,466	40,092
	Apple Inc.	3.350%	2/9/27	55,925	55,040
	Apple Inc.	3.200%	5/11/27	39,185	38,045
	Apple Inc.	2.900%	9/12/27	55,355	52,308
	Apple Inc.	3.850%	5/4/43	17,000	16,339
	Apple Inc.	4.450%	5/6/44	5,075	5,365
	Apple Inc.	3.850%	8/4/46	36,890	35,593
	Applied Materials Inc.	3.300%	4/1/27	31,840	30,950
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.625%	1/15/24	35,975	35,020
	Cisco Systems Inc.	4.450%	1/15/20	24,095	24,788
	Cisco Systems Inc.	2.900%	3/4/21	13,350	13,350
	Cisco Systems Inc.	2.500%	9/20/26	15,676	14,520
	Intel Corp.	2.875%	5/11/24	29,395	28,528
	Intel Corp.	4.100%	5/19/46	51,605	52,302
	International Business Machines Corp.	8.375%	11/1/19	25,000	26,937
	International Business Machines Corp.	3.375%	8/1/23	70,925	71,108
	International Business Machines Corp.	3.625%	2/12/24	35,000	35,296
	International Business Machines Corp.	5.875%	11/29/32	20,240	24,700
	Microsoft Corp.	2.375%	2/12/22	24,670	24,203
	Microsoft Corp.	3.625%	12/15/23	16,000	16,400
	Microsoft Corp.	2.875%	2/6/24	70,885	69,627
	Microsoft Corp.	3.125%	11/3/25	31,615	31,063
	Microsoft Corp.	2.400%	8/8/26	53,545	49,592
	Microsoft Corp.	3.500%	2/12/35	23,520	22,851
	Microsoft Corp.	3.450%	8/8/36	65,320	62,749
	Microsoft Corp.	4.100%	2/6/37	45,385	47,500
	Microsoft Corp.	4.450%	11/3/45	14,250	15,485
	Microsoft Corp.	3.700%	8/8/46	61,115	59,234
	Microsoft Corp.	4.250%	2/6/47	91,700	97,364
	Oracle Corp.	2.500%	5/15/22	46,930	45,875
	Oracle Corp.	2.950%	11/15/24	79,830	77,452
	Oracle Corp.	2.950%	5/15/25	13,635	13,140
	Oracle Corp.	3.250%	11/15/27	111,485	108,094
	Oracle Corp.	4.000%	11/15/47	32,175	31,463
	QUALCOMM Inc.	2.600%	1/30/23	26,010	24,872
	QUALCOMM Inc.	2.900%	5/20/24	37,735	35,804
5	Tencent Holdings Ltd.	3.595%	1/19/28	57,300	54,752
	Transportation (0.4%)
	Burlington Northern Santa Fe LLC	3.050%	3/15/22	7,595	7,592
	Burlington Northern Santa Fe LLC	3.000%	3/15/23	21,397	21,059
	Burlington Northern Santa Fe LLC	3.850%	9/1/23	20,891	21,369
	Burlington Northern Santa Fe LLC	3.250%	6/15/27	12,315	12,001
2	Continental Airlines 2007-1 Class A Pass Through Trust	5.983%	10/19/23	22,068	23,337
	CSX Corp.	4.300%	3/1/48	16,150	15,554
5	ERAC USA Finance LLC	2.350%	10/15/19	27,135	26,887
5	ERAC USA Finance LLC	4.500%	8/16/21	9,295	9,609

14

Vanguard® Wellington Fund
Schedule of Investments
May 31, 2018

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
5	ERAC USA Finance LLC	7.000%	10/15/37	32,995	41,699
5	ERAC USA Finance LLC	5.625%	3/15/42	10,000	11,085
2	Federal Express Corp. 1998 Pass Through Trust	6.720%	1/15/22	15,916	16,787
	FedEx Corp.	2.700%	4/15/23	23,430	22,568
	FedEx Corp.	3.875%	8/1/42	5,095	4,567
	FedEx Corp.	4.100%	4/15/43	20,500	19,053
	FedEx Corp.	5.100%	1/15/44	18,015	19,086
	Kansas City Southern	4.950%	8/15/45	16,985	17,190
5	Penske Truck Leasing Co. LP / PTL Finance Corp.	3.950%	3/10/25	52,010	51,480
2	Southwest Airlines Co. 2007-1 Pass Through Trust	6.150%	2/1/24	13,466	14,237
2	United Airlines 2018-1 Class B Pass Through Trust	4.600%	3/1/26	7,780	7,873
	United Parcel Service Inc.	2.450%	10/1/22	17,950	17,446
	United Parcel Service Inc.	4.875%	11/15/40	4,925	5,400
					10,206,045
Utilities (2.3%)
	Electric (2.1%)
	Alabama Power Co.	5.700%	2/15/33	15,000	17,532
	Alabama Power Co.	3.750%	3/1/45	24,430	23,353
	Ameren Illinois Co.	3.800%	5/15/28	22,215	22,485
	Ameren Illinois Co.	6.125%	12/15/28	54,000	60,845
	Ameren Illinois Co.	3.700%	12/1/47	5,045	4,728
	Berkshire Hathaway Energy Co.	6.125%	4/1/36	41,995	52,683
	Berkshire Hathaway Energy Co.	5.150%	11/15/43	10,715	12,174
	Commonwealth Edison Co.	4.350%	11/15/45	8,130	8,449
	Commonwealth Edison Co.	3.650%	6/15/46	6,365	5,930
	Commonwealth Edison Co.	4.000%	3/1/48	17,455	17,339
	Consolidated Edison Co. of New York Inc.	7.125%	12/1/18	11,278	11,512
	Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	36,735	38,656
	Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	2,729	2,594
	Consolidated Edison Co. of New York Inc.	4.625%	12/1/54	66,625	69,207
	Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	24,220	24,727
	Delmarva Power & Light Co.	3.500%	11/15/23	11,816	11,816
8	Dominion Energy Inc.	2.962%	7/1/19	18,210	18,220
	Dominion Energy Inc.	5.200%	8/15/19	19,250	19,740
	Dominion Energy Inc.	2.579%	7/1/20	23,655	23,326
	Dominion Energy Inc.	3.625%	12/1/24	29,400	28,727
	DTE Energy Co.	3.800%	3/15/27	9,550	9,352
	Duke Energy Carolinas LLC	3.900%	6/15/21	50,025	51,149
	Duke Energy Carolinas LLC	6.050%	4/15/38	4,000	5,040
	Duke Energy Carolinas LLC	3.700%	12/1/47	17,085	16,066
	Duke Energy Corp.	2.650%	9/1/26	11,775	10,665
	Duke Energy Corp.	4.800%	12/15/45	44,700	47,239
	Duke Energy Corp.	3.750%	9/1/46	9,940	8,841
	Duke Energy Florida LLC	6.350%	9/15/37	8,000	10,486
	Duke Energy Florida LLC	6.400%	6/15/38	27,055	35,410
	Duke Energy Progress LLC	6.300%	4/1/38	14,705	19,212
	Duke Energy Progress LLC	4.200%	8/15/45	38,025	38,641
	Entergy Louisiana LLC	3.120%	9/1/27	14,935	14,202
	Eversource Energy	4.500%	11/15/19	3,535	3,609
	Eversource Energy	2.900%	10/1/24	17,450	16,594
	Eversource Energy	3.150%	1/15/25	5,025	4,849
	Eversource Energy	3.300%	1/15/28	14,410	13,630
	Florida Power & Light Co.	5.650%	2/1/35	50,000	60,848
	Florida Power & Light Co.	4.950%	6/1/35	10,000	11,126
	Florida Power & Light Co.	5.650%	2/1/37	5,000	6,019
	Florida Power & Light Co.	5.950%	2/1/38	39,215	48,937
	Florida Power & Light Co.	5.690%	3/1/40	4,000	4,902
	Florida Power & Light Co.	3.700%	12/1/47	17,370	16,477
	Fortis Inc.	3.055%	10/4/26	28,565	26,297
	Georgia Power Co.	4.750%	9/1/40	9,893	10,511
	Georgia Power Co.	4.300%	3/15/42	16,055	16,245
5	Massachusetts Electric Co.	5.900%	11/15/39	21,565	26,365
	MidAmerican Energy Co.	4.250%	5/1/46	5,485	5,676

15

Vanguard® Wellington Fund
Schedule of Investments
May 31, 2018

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	National Rural Utilities Cooperative Finance Corp.	2.950%	2/7/24	15,255	14,774
	National Rural Utilities Cooperative Finance Corp.	2.850%	1/27/25	40,345	38,539
	NextEra Energy Capital Holdings Inc.	3.550%	5/1/27	32,275	30,930
	Northern States Power Co.	6.250%	6/1/36	50,000	64,556
	Oglethorpe Power Corp.	5.950%	11/1/39	6,075	7,345
	Oglethorpe Power Corp.	4.550%	6/1/44	1,825	1,822
	Oglethorpe Power Corp.	4.250%	4/1/46	19,060	18,306
	Oglethorpe Power Corp.	5.250%	9/1/50	12,370	13,514
	Oncor Electric Delivery Co. LLC	4.550%	12/1/41	2,675	2,855
	Pacific Gas & Electric Co.	4.250%	5/15/21	11,365	11,564
	Pacific Gas & Electric Co.	3.850%	11/15/23	17,950	17,880
	Pacific Gas & Electric Co.	3.750%	2/15/24	12,250	12,138
	Pacific Gas & Electric Co.	2.950%	3/1/26	4,860	4,470
	Pacific Gas & Electric Co.	6.050%	3/1/34	13,840	16,035
	Pacific Gas & Electric Co.	5.800%	3/1/37	50,567	56,645
	Pacific Gas & Electric Co.	6.350%	2/15/38	2,830	3,348
	Pacific Gas & Electric Co.	6.250%	3/1/39	14,255	16,845
	Pacific Gas & Electric Co.	5.400%	1/15/40	73,220	79,288
	Pacific Gas & Electric Co.	5.125%	11/15/43	22,455	23,508
	Pacific Gas & Electric Co.	4.750%	2/15/44	5,445	5,460
	Pacific Gas & Electric Co.	4.300%	3/15/45	2,878	2,697
	Pacific Gas & Electric Co.	4.000%	12/1/46	9,755	8,838
	Pacific Gas & Electric Co.	3.950%	12/1/47	14,336	12,801
	PacifiCorp	2.950%	6/1/23	29,675	29,188
	PacifiCorp	5.900%	8/15/34	12,500	14,786
	PacifiCorp	6.250%	10/15/37	36,635	47,144
	Potomac Electric Power Co.	6.500%	11/15/37	25,000	32,675
	San Diego Gas & Electric Co.	6.000%	6/1/26	3,600	4,103
	Sierra Pacific Power Co.	3.375%	8/15/23	34,040	34,177
	Sierra Pacific Power Co.	2.600%	5/1/26	7,857	7,272
	South Carolina Electric & Gas Co.	5.800%	1/15/33	9,000	10,085
	South Carolina Electric & Gas Co.	5.300%	5/15/33	1,438	1,525
	South Carolina Electric & Gas Co.	6.050%	1/15/38	44,155	50,503
	South Carolina Electric & Gas Co.	5.450%	2/1/41	2,945	3,186
	South Carolina Electric & Gas Co.	4.350%	2/1/42	3,305	3,154
	South Carolina Electric & Gas Co.	4.600%	6/15/43	7,251	7,134
	South Carolina Electric & Gas Co.	4.100%	6/15/46	10,400	9,493
	South Carolina Electric & Gas Co.	4.500%	6/1/64	3,490	3,160
	South Carolina Electric & Gas Co.	5.100%	6/1/65	29,850	29,901
	Southern California Edison Co.	2.400%	2/1/22	4,295	4,164
	Southern California Edison Co.	6.000%	1/15/34	7,695	9,200
	Southern California Edison Co.	5.550%	1/15/37	50,475	58,709
	Southern California Edison Co.	5.950%	2/1/38	40,000	49,361
	Southern California Edison Co.	6.050%	3/15/39	1,980	2,453
	Southern California Edison Co.	4.050%	3/15/42	15,662	15,217
	Southern California Edison Co.	3.900%	3/15/43	8,020	7,615
	Southern California Edison Co.	4.650%	10/1/43	16,640	17,531
	Southern California Edison Co.	3.600%	2/1/45	3,560	3,214
	Southern California Edison Co.	4.125%	3/1/48	4,125	4,026
	Southern Co.	2.450%	9/1/18	9,395	9,393
	Southern Co.	2.950%	7/1/23	48,400	46,997
	Southern Co.	3.250%	7/1/26	30,885	29,089
	Southern Co.	4.400%	7/1/46	15,635	15,589
	Southwestern Electric Power Co.	6.200%	3/15/40	9,800	12,112
	Southwestern Public Service Co.	3.700%	8/15/47	3,756	3,532
	Virginia Electric & Power Co.	2.750%	3/15/23	34,540	33,512
	Virginia Electric & Power Co.	3.500%	3/15/27	16,025	15,665
	Virginia Electric & Power Co.	6.000%	5/15/37	1,740	2,126
	Wisconsin Electric Power Co.	5.700%	12/1/36	17,280	20,669
	Wisconsin Public Service Corp.	6.080%	12/1/28	45,000	51,509
	Natural Gas (0.2%)
5	Boston Gas Co.	3.150%	8/1/27	5,385	5,087
5	Brooklyn Union Gas Co.	4.273%	3/15/48	61,265	61,932

16

Vanguard® Wellington Fund
Schedule of Investments
May 31, 2018

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	CenterPoint Energy Resources Corp.	4.500%	1/15/21	3,820	3,916
5	KeySpan Gas East Corp.	2.742%	8/15/26	25,345	23,364
	Nisource Finance Corp.	5.250%	2/15/43	14,588	15,977
	NiSource Finance Corp.	4.800%	2/15/44	10,370	10,791
	Sempra Energy	2.875%	10/1/22	27,530	26,834
	Sempra Energy	3.250%	6/15/27	80,765	75,608
	Other Utility (0.0%)
	American Water Capital Corp.	2.950%	9/1/27	9,975	9,368
5	Infraestructura Energetica Nova SAB de CV	4.875%	1/14/48	16,565	14,538

					2,423,173

Total Corporate Bonds (Cost $21,005,031)					21,126,729

Sovereign Bonds (1.9%)
5	CDP Financial Inc.	4.400%	11/25/19	40,000	40,990
5	Electricite de France SA	4.600%	1/27/20	50,000	51,244
5	Electricite de France SA	4.875%	1/22/44	1,775	1,827
5	Electricite de France SA	4.950%	10/13/45	15,100	15,652
	Export-Import Bank of Korea	1.750%	5/26/19	75,100	74,253
	International Bank for Reconstruction & Development	4.750%	2/15/35	40,000	48,736
	Japan Bank for International Cooperation	2.250%	2/24/20	52,670	52,205
	Japan Bank for International Cooperation	2.125%	6/1/20	32,682	32,228
	Japan Bank for International Cooperation	2.125%	7/21/20	40,250	39,644
9	Japan Treasury Discount Bill	0.000%	7/17/18	9,000,000	82,741
9	Japan Treasury Discount Bill	0.000%	7/23/18	9,000,000	82,749
9	Japan Treasury Discount Bill	0.000%	7/30/18	9,104,000	83,705
5	Kingdom of Saudi Arabia	2.375%	10/26/21	31,330	30,106
5	Kingdom of Saudi Arabia	2.875%	3/4/23	48,885	46,956
5	Kingdom of Saudi Arabia	4.000%	4/17/25	44,185	43,730
	Korea Development Bank	2.875%	8/22/18	18,855	18,886
	Korea Development Bank	2.500%	3/11/20	78,800	77,847
5	Kuwait	2.750%	3/20/22	4,255	4,145
5	Mexico City Airport Trust	5.500%	7/31/47	29,685	25,894
5	Petroleos Mexicanos	6.350%	2/12/48	33,975	30,841
	Province of Ontario	4.000%	10/7/19	56,415	57,383
	Province of Ontario	4.400%	4/14/20	50,000	51,497
	Province of Ontario	2.500%	4/27/26	40,160	38,068
	Province of Quebec	2.500%	4/20/26	145,430	138,358
5	Sinopec Group Overseas Development 2015 Ltd.	2.500%	4/28/20	62,500	61,566
5	Sinopec Group Overseas Development 2015 Ltd.	3.250%	4/28/25	62,500	59,286
5	Sinopec Group Overseas Development 2017 Ltd.	3.000%	4/12/22	31,000	30,303
5	State Grid Overseas Investment 2014 Ltd.	2.750%	5/7/19	51,455	51,321
5	State Grid Overseas Investment 2016 Ltd.	2.750%	5/4/22	62,480	60,645
5	State Grid Overseas Investment 2016 Ltd.	3.500%	5/4/27	28,630	27,433
5	State of Qatar	5.250%	1/20/20	53,430	55,025
5	State of Qatar	2.375%	6/2/21	55,190	53,109
5	State of Qatar	3.875%	4/23/23	71,330	71,188
5	State of Qatar	5.103%	4/23/48	29,730	29,479
	Statoil ASA	2.250%	11/8/19	22,515	22,343
	Statoil ASA	2.900%	11/8/20	57,210	57,199
	Statoil ASA	2.750%	11/10/21	32,860	32,522
	Statoil ASA	2.450%	1/17/23	15,017	14,481
	Statoil ASA	2.650%	1/15/24	14,000	13,481
	Statoil ASA	3.700%	3/1/24	25,320	25,779
	Statoil ASA	3.250%	11/10/24	29,975	29,769
5	Temasek Financial I Ltd.	2.375%	1/23/23	45,150	43,352
	United Mexican States	4.000%	10/2/23	13,956	13,976
	United Mexican States	4.750%	3/8/44	9,750	8,980

Total Sovereign Bonds (Cost $1,949,501)					1,930,922

Taxable Municipal Bonds (1.8%)
	Atlanta GA Downtown Development Authority
	Revenue	6.875%	2/1/21	4,265	4,545

17

Vanguard® Wellington Fund
Schedule of Investments
May 31, 2018

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Bay Area Toll Authority California Toll Bridge Revenue
	(San Francisco Bay Area)	6.263%	4/1/49	33,765	47,064
	Bay Area Toll Authority California Toll Bridge Revenue
	(San Francisco Bay Area)	7.043%	4/1/50	33,915	50,370
	California GO	5.700%	11/1/21	16,840	18,367
	California GO	7.550%	4/1/39	30,325	45,163
	California GO	7.300%	10/1/39	11,800	16,796
	California GO	7.350%	11/1/39	66,875	96,084
	California GO	7.625%	3/1/40	1,275	1,889
	California GO	7.600%	11/1/40	29,920	45,447
	Chicago IL Metropolitan Water Reclamation District GO	5.720%	12/1/38	8,545	10,563
	Chicago IL O'Hare International Airport Revenue	6.845%	1/1/38	25,680	27,237
	Chicago IL O'Hare International Airport Revenue	6.395%	1/1/40	8,970	11,855
	Chicago IL Transit Authority Sales Tax Receipts
	Revenue	6.200%	12/1/40	1,790	2,232
	Chicago IL Transit Authority Transfer Tax Receipts
	Revenue	6.899%	12/1/40	29,855	39,127
	Chicago IL Transit Authority	6.899%	12/1/40	54,480	71,399
	Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	29,925	39,016
	Georgia Municipal Electric Power Authority Revenue	6.637%	4/1/57	52,111	65,275
	Grand Parkway Transportation Corp. Texas System Toll
	Revenue	5.184%	10/1/42	40,435	48,178
	Houston TX GO	6.290%	3/1/32	22,740	26,601
	Illinois Finance Authority	4.545%	10/1/18	29,580	29,713
	Illinois GO	5.100%	6/1/33	44,360	42,697
	Illinois Toll Highway Authority Revenue	6.184%	1/1/34	29,200	36,687
	Kansas Development Finance Authority Revenue	4.927%	4/15/45	10,350	11,301
10	Kansas Development Finance Authority Revenue
	(Public Employees Retirement System)	5.501%	5/1/34	50,000	57,259
	Los Angeles CA Community College District GO	6.750%	8/1/49	13,625	20,150
	Los Angeles CA Unified School District GO	5.750%	7/1/34	55,325	67,145
	Louisville & Jefferson County KY Metropolitan Sewer
	District Sewer & Drainage System Revenue	6.250%	5/15/43	19,000	25,262
	Maryland Transportation Authority Facilities Projects
	Revenue	5.888%	7/1/43	21,685	27,791
	Massachusetts School Building Authority Dedicated
	Sales Tax Revenue	5.715%	8/15/39	22,105	27,013
	New Jersey Turnpike Authority Revenue	7.414%	1/1/40	35,285	51,747
	New Jersey Turnpike Authority Revenue	7.102%	1/1/41	4,000	5,648
	New York City NY Municipal Water Finance Authority
	Water & Sewer System Revenue	5.790%	6/15/41	2,030	2,139
	New York City NY Municipal Water Finance Authority
	Water & Sewer System Revenue	5.882%	6/15/44	16,995	22,374
	New York Metropolitan Transportation Authority
	Revenue	6.814%	11/15/40	4,000	5,411
	New York Metropolitan Transportation Authority
	Revenue (Dedicated Tax Fund)	7.336%	11/15/39	10,860	16,055
	New York Metropolitan Transportation Authority
	Revenue (Dedicated Tax Fund)	6.089%	11/15/40	16,085	20,502
	New York State Urban Development Corp. Revenue	2.100%	3/15/22	111,295	109,429
	North Texas Tollway Authority System Revenue	6.718%	1/1/49	61,100	87,798
	Oregon Department of Transportation Highway User
	Tax Revenue	5.834%	11/15/34	25,930	31,948
	Oregon GO	5.902%	8/1/38	19,510	23,673
10	Oregon School Boards Association GO	5.528%	6/30/28	50,000	56,304
	Port Authority of New York & New Jersey Revenue	5.859%	12/1/24	12,735	14,712
	Port Authority of New York & New Jersey Revenue	6.040%	12/1/29	10,455	12,869
	Port Authority of New York & New Jersey Revenue	4.458%	10/1/62	48,460	52,364
	Port Authority of New York & New Jersey Revenue	4.810%	10/15/65	21,985	25,290
	Regents of the University of California Revenue	3.063%	7/1/25	49,360	48,415
	San Antonio TX Electric & Gas Systems Revenue	5.985%	2/1/39	11,890	15,555
	Stanford University	6.875%	2/1/24	34,745	40,853
	Stanford University	7.650%	6/15/26	29,000	37,097

18

Vanguard® Wellington Fund
Schedule of Investments
May 31, 2018

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
University of California Regents Medical Center
Revenue	6.548%	5/15/48	18,650	25,259
University of California Regents Medical Center
Revenue	6.583%	5/15/49	21,260	28,551
University of California Revenue	4.601%	5/15/31	21,975	23,619
University of California Revenue	5.770%	5/15/43	24,325	30,239
University of California Revenue	4.765%	5/15/44	5,980	6,361
University of California Revenue	3.931%	5/15/45	22,370	22,308

Total Taxable Municipal Bonds (Cost $1,601,109)				1,828,746

			Shares

Temporary Cash Investments (3.3%)
Money Market Fund (0.3%)
11,12 Vanguard Market Liquidity Fund	1.961%		3,685	368,537

			Face
			Amount
			($000)
Repurchase Agreements (1.4%)
Bank of America Securities, LLC(Dated 5/31/18,
Repurchase Value $18,301,000, collateralized by
Federal Home Loan Mortgage Corp. 2.349%-6.000%,
11/1/22-12/1/47, Federal Farm Credit Bank 3.140%,
4/18/36 with a value of $18,667,000)	1.790%	6/1/18	18,300	18,300
Citigroup Global Markets Inc.(Dated 5/31/18,
Repurchase Value $292,214,000, collateralized by
U.S. Treasury Note/Bond 2.000%-3.750%, 5/31/24-
8/15/41, with a value of $298,044,000)	1.770%	6/1/18	292,200	292,200
Deutsche Bank Securities, Inc.(Dated 5/31/18,
Repurchase Value $18,101,000, collateralized by U.S.
Treasury Note/Bond 2.000%-3.750%, 11/15/26-
11/15/43, with a value of $18,462,000)	1.790%	6/1/18	18,100	18,100
HSBC Bank USA(Dated 5/31/18, Repurchase Value
$112,106,000, collateralized by U.S Treasury
Note/Bond 1.250%, 3/31/19-3/31/21, with a value of
$114,344,000)	1.780%	6/1/18	112,100	112,100
HSBC Bank USA(Dated 5/31/18, Repurchase Value
$59,903,000, collateralized by Federal National
Mortgage Assn. 3.500%, 1/1/47, with a value of
$61,103,000)	1.790%	6/1/18	59,900	59,900
RBC Capital Markets LLC(Dated 5/31/18, Repurchase
Value $223,111,000, collateralized by Federal
National Mortgage Assn. 2.183%-6.000%, 4/1/19-
5/1/48, Federal Home Loan Mortgage Corp. 3.000%-
4.000%, 4/1/38-5/1/48, with a value of $227,562,000)	1.780%	6/1/18	223,100	223,100
TD Securities (USA) LLC(Dated 5/31/18, Repurchase
Value $243,912,000, collateralized by Federal
National Mortgage Assn. 3.500%-4.000%, 5/1/47-
9/1/47, Federal Home Loan Mortgage Corp. 4.000%,
11/1/47, with a value of $248,778,000)	1.780%	6/1/18	243,900	243,900
Wells Fargo & Co.(Dated 5/31/18, Repurchase Value
$475,024,000, collateralized by Federal National
Mortgage Assn. 2.000%-6.500%, 11/1/19-6/1/48,
Federal Home Loan Mortgage Corp. 3.000%-5.000%,
7/1/23-5/1/48, with a value of $484,500,000)	1.790%	6/1/18	475,000	475,000
				1,442,600

19

Vanguard® Wellington Fund
Schedule of Investments
May 31, 2018

			Face	Market
			Amount	Value
		Coupon	($000)	($000)
Commercial Paper (1.6%)
13	Bank Nederlandse Gemeenten NV	1.923%	250,000	249,715
13	Chevron Corp.	1.793%	100,000	99,881
13	DNB Bank ASA	1.783%	150,000	149,873
	Exxon Mobil Corp.	1.822%	175,000	174,811
13	KFW	1.823%	200,000	199,816
13	MetLife Short Term Funding LLC	1.924%	100,000	99,978
13	MetLife Short Term Funding LLC	1.923%	148,887	148,729
13	PepsiCo Inc.	1.793%	44,440	44,404
13	Procter & Gamble Co.	1.783%	159,000	158,860
13	Societe Generale SA	1.793%	125,000	124,855
13	Walmart Inc.	1.832%	150,000	149,883
13	Walmart Inc.	1.812%	50,000	49,959

				1,650,764

Total Temporary Cash Investments (Cost $3,461,664)				3,461,901

Total Investments (100.7%) (Cost $81,393,664)				104,286,281
Other Assets and Liabilities—Net (-0.7%)[14]				(733,723)

Net Assets (100%)				103,552,558

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $341,135,000.
* Non-income-producing security.
1 Securities with a value of $443,000 have been segregated as collateral for open forward currency contracts.
2 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal
Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4 Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of May 31, 2018.
5 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2018, the aggregate value of these securities was $5,440,935,000, representing 5.3% of net assets.
6 Adjustable-rate security based upon 3-month USD LIBOR plus spread.
7 Adjustable-rate security based upon 1-month USD LIBOR plus spread.
8 Adjustable-rate security.
9 Face amount denominated in Japanese yen.
10 Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).
11 Includes $368,467,000 of collateral received for securities on loan.
12 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
13 Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other "accredited investors." At May 31, 2018, the aggregate value of these securities was
$1,475,953,000, representing 1.4% of net assets.
14 Cash of $6,821,000 has been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
GO—General Obligation Bond.

20

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© 2018 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

SNA212 072018

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment
Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable.

Item 13: Exhibits.

(a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD WELLINGTON FUND

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: July 20, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD WELLINGTON FUND

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER
Date: July 20, 2018
VANGUARD WELLINGTON FUND

BY:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: July 20, 2018

* By: /s/ Anne E. Robinson
Anne E. Robinson, pursuant to a Power of Attorney filed on January 18, 2018; see file Number
33-32216, Incorporated by Reference.